UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Christina H. Lee, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2023

Item 1.

Reports to Stockholders

Strategic Advisers® Core Income Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
PIMCO Total Return Fund Institutional Class	11.7
Fidelity SAI Total Bond Fund	10.2
U.S. Treasury Obligations	9.2
Western Asset Core Bond Fund Class I	7.1
Fidelity SAI U.S. Treasury Bond Index Fund	4.6
Fannie Mae	3.7
iShares 7-10 Year Treasury Bond ETF	3.7
DoubleLine Total Return Bond Fund Class N	3.7
PIMCO Mortgage Opportunities Fund Institutional Class	3.3
Western Asset Core Plus Bond Fund Class I	3.2
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 8.6%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
1.65% 2/1/28		563,000	481,372
2.55% 12/1/33		6,985,000	5,329,738
3.5% 6/1/41		5,306,000	3,891,596
3.5% 9/15/53		1,712,000	1,126,847
3.55% 9/15/55		1,440,000	939,843
3.65% 6/1/51		50,000	34,294
3.65% 9/15/59		9,815,000	6,351,982
3.8% 12/1/57		26,833,000	18,096,178
4.3% 2/15/30		3,709,000	3,458,142
4.5% 5/15/35		1,980,000	1,759,641
4.5% 3/9/48		1,650,000	1,316,982
4.75% 5/15/46		5,288,000	4,414,611
5.4% 2/15/34		787,000	764,255
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		305,000	280,600
Cablevision Lightpath LLC 3.875% 9/15/27 (b)		10,000	8,349
Cellnex Telecom SA 1.75% 10/23/30 (Reg. S)	EUR	5,500,000	4,892,566
Cogent Communications Group, Inc.:
3.5% 5/1/26 (b)		165,000	152,756
7% 6/15/27 (b)		255,000	247,529
Embarq Corp. 7.995% 6/1/36		119,000	72,490
Frontier Communications Holdings LLC:
5.875% 10/15/27 (b)		397,000	361,588
8.625% 3/15/31 (b)		2,358,000	2,270,872
Holdco SASU:
6.5% 10/15/26 (b)		475,000	453,178
7% 10/15/28 (b)		450,000	418,637
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)		35,000	20,843
4.625% 9/15/27 (b)		166,000	124,838
10.5% 5/15/30 (b)		1,017,000	1,033,059
Lumen Technologies, Inc.:
4% 2/15/27 (b)		672,000	423,508
5.125% 12/15/26 (b)		319,000	165,248
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (b)		471,000	414,376
Qwest Corp. 7.25% 9/15/25		203,000	192,985
Sable International Finance Ltd. 5.75% 9/7/27 (b)		526,000	486,808
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		200,000	178,225
Sprint Capital Corp.:
6.875% 11/15/28		304,000	321,146
8.75% 3/15/32		712,000	848,604
Sprint Spectrum Co. LLC 5.152% 9/20/29 (b)		12,022,250	11,919,836
Telecom Italia Capital SA:
6% 9/30/34		89,000	73,884
6.375% 11/15/33		191,000	167,889
7.721% 6/4/38		5,000	4,623
Telecom Italia SpA 5.303% 5/30/24 (b)		370,000	365,196
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		200,000	182,600
Verizon Communications, Inc.:
1.75% 1/20/31		559,000	435,100
2.1% 3/22/28		48,000	41,947
2.355% 3/15/32		5,980,000	4,729,811
2.65% 11/20/40		1,883,000	1,257,333
2.875% 11/20/50		35,000	21,464
3.15% 3/22/30		239,000	209,626
3.4% 3/22/41		5,565,000	4,132,387
3.7% 3/22/61		419,000	285,457
4.016% 12/3/29		1,412,000	1,312,735
4.329% 9/21/28		35,000	33,521
5.05% 5/9/33		2,295,000	2,226,881
Virgin Media Finance PLC 5% 7/15/30 (b)		270,000	219,053
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		1,436,000	1,076,192
			90,029,221
Entertainment - 0.0%
Activision Blizzard, Inc. 2.5% 9/15/50		1,298,000	825,399
Cinemark U.S.A., Inc.:
5.25% 7/15/28 (b)		79,000	70,171
5.875% 3/15/26 (b)		174,000	167,042
8.75% 5/1/25 (b)		7,000	7,071
Live Nation Entertainment, Inc.:
4.75% 10/15/27 (b)		432,000	402,451
5.625% 3/15/26 (b)		49,000	47,527
6.5% 5/15/27 (b)		403,000	403,312
Netflix, Inc.:
4.375% 11/15/26		165,000	160,319
5.375% 11/15/29 (b)		518,000	515,135
Roblox Corp. 3.875% 5/1/30 (b)		280,000	231,001
Take-Two Interactive Software, Inc. 3.7% 4/14/27		180,000	170,572
The Walt Disney Co.:
3.5% 5/13/40		165,000	132,307
3.6% 1/13/51		341,000	256,604
3.8% 3/22/30		365,000	341,787
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	300,000	323,809
WMG Acquisition Corp.:
3% 2/15/31 (b)		32,000	26,093
3.875% 7/15/30 (b)		262,000	227,364
			4,307,964
Interactive Media & Services - 0.0%
Meta Platforms, Inc.:
4.45% 8/15/52		1,285,000	1,090,552
4.6% 5/15/28		280,000	277,555
4.65% 8/15/62		247,000	210,112
4.8% 5/15/30		100,000	99,600
5.6% 5/15/53		1,163,000	1,167,781
5.75% 5/15/63		102,000	103,006
Tencent Holdings Ltd. 3.84% 4/22/51 (b)		2,435,000	1,660,767
			4,609,373
Media - 0.4%
Adria Bidco BV 5.25% 2/1/30 (b)	EUR	5,200,000	4,658,381
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		555,000	483,827
Altice France Holding SA 8% 5/15/27 (Reg. S)	EUR	8,625,000	4,433,861
Cable One, Inc. 4% 11/15/30 (b)		919,000	716,790
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)		95,000	77,927
4.25% 1/15/34 (b)		88,000	67,390
4.5% 8/15/30 (b)		619,000	520,701
4.5% 5/1/32		3,891,000	3,154,414
4.5% 6/1/33 (b)		2,110,000	1,665,571
4.75% 3/1/30 (b)		2,575,000	2,213,966
4.75% 2/1/32 (b)		695,000	575,113
5% 2/1/28 (b)		702,000	646,890
5.125% 5/1/27 (b)		247,000	232,202
5.375% 6/1/29 (b)		275,000	250,291
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29		448,000	372,159
2.3% 2/1/32		1,000,000	754,686
2.8% 4/1/31		125,000	100,725
3.5% 6/1/41		144,000	95,438
3.5% 3/1/42		408,000	266,732
3.7% 4/1/51		2,698,000	1,676,611
3.85% 4/1/61		585,000	349,493
3.9% 6/1/52		12,412,000	7,942,043
4.8% 3/1/50		2,827,000	2,094,488
4.908% 7/23/25		6,460,000	6,344,119
5.25% 4/1/53		1,556,000	1,231,670
5.375% 4/1/38		450,000	381,081
5.375% 5/1/47		26,274,000	20,994,869
6.384% 10/23/35		3,210,000	3,113,950
6.484% 10/23/45		3,553,000	3,268,583
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)		540,000	483,647
7.75% 4/15/28 (b)		59,000	46,406
Comcast Corp.:
1.5% 2/15/31		210,000	164,312
1.95% 1/15/31		119,000	96,219
2.45% 8/15/52		199,000	116,462
2.8% 1/15/51		115,000	72,945
2.887% 11/1/51		998,000	639,969
2.937% 11/1/56		2,507,000	1,560,048
2.987% 11/1/63		34,000	20,555
3.25% 11/1/39		538,000	414,310
3.45% 2/1/50		123,000	89,769
3.75% 4/1/40		770,000	633,303
3.9% 3/1/38		435,000	371,120
3.969% 11/1/47		32,000	25,656
3.999% 11/1/49		13,000	10,373
4% 3/1/48		150,000	120,706
4.25% 10/15/30		435,000	413,862
4.4% 8/15/35		112,000	103,810
4.65% 2/15/33		81,000	79,009
4.65% 7/15/42		119,000	106,257
4.8% 5/15/33		114,000	111,450
5.35% 5/15/53		2,002,000	1,959,100
5.5% 11/15/32		181,000	185,704
5.5% 5/15/64		1,935,000	1,890,542
COX Communications, Inc. 2.95% 10/1/50 (b)		81,000	48,107
Cox Enterprises, Inc. 7.375% 7/15/27 (b)		3,445,000	3,595,182
CSC Holdings LLC:
4.125% 12/1/30 (b)		215,000	153,311
4.5% 11/15/31 (b)		220,000	156,435
5.25% 6/1/24		69,000	65,444
5.375% 2/1/28 (b)		744,000	609,907
5.75% 1/15/30 (b)		358,000	197,967
6.5% 2/1/29 (b)		3,650,000	3,015,464
7.5% 4/1/28 (b)		350,000	222,472
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(c)		5,704,000	134,386
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		385,000	341,194
Discovery Communications LLC:
3.625% 5/15/30		4,338,000	3,809,979
4% 9/15/55		89,000	58,044
4.65% 5/15/50		11,727,000	8,741,026
5.3% 5/15/49		7,695,000	6,275,823
DISH DBS Corp.:
5.125% 6/1/29		1,100,000	594,770
5.25% 12/1/26 (b)		526,000	443,389
5.75% 12/1/28 (b)		53,000	41,142
5.875% 11/15/24		523,000	486,461
7.75% 7/1/26		550,000	411,345
DISH Network Corp. 11.75% 11/15/27 (b)		4,143,000	4,203,658
Fox Corp.:
5.476% 1/25/39		2,474,000	2,245,273
5.576% 1/25/49		1,641,000	1,465,752
Gannett Holdings LLC 6% 11/1/26 (b)		105,000	90,069
Gray Escrow II, Inc. 5.375% 11/15/31 (b)		63,000	43,983
Gray Television, Inc.:
4.75% 10/15/30 (b)		161,000	112,415
7% 5/15/27 (b)		175,000	157,073
iHeartCommunications, Inc.:
4.75% 1/15/28 (b)		180,000	138,726
5.25% 8/15/27 (b)		127,000	100,422
6.375% 5/1/26		384,414	335,405
8.375% 5/1/27		166,361	115,193
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	800,000	851,794
Lamar Media Corp.:
3.75% 2/15/28		27,000	24,527
4% 2/15/30		157,000	137,375
4.875% 1/15/29		195,000	181,350
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		200,000	168,600
Magallanes, Inc.:
3.755% 3/15/27		3,690,000	3,460,916
4.054% 3/15/29		1,378,000	1,267,204
4.279% 3/15/32		5,640,000	4,976,959
5.05% 3/15/42		11,171,000	9,182,918
5.141% 3/15/52		11,129,000	8,871,032
Midas Opco Holdings LLC 5.625% 8/15/29 (b)		340,000	283,947
News Corp. 3.875% 5/15/29 (b)		390,000	342,494
Nexstar Media, Inc.:
4.75% 11/1/28 (b)		196,000	171,933
5.625% 7/15/27 (b)		784,000	736,915
Outfront Media Capital LLC / Corp.:
5% 8/15/27 (b)		112,000	101,360
6.25% 6/15/25 (b)		60,000	58,950
Paramount Global:
3.7% 6/1/28		150,000	134,394
4.6% 1/15/45		5,565,000	3,840,319
4.95% 1/15/31		25,000	22,300
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)		345,000	268,887
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)		347,000	278,585
Scripps Escrow, Inc. 5.875% 7/15/27 (b)		36,000	29,087
SES Global Americas Holdings GP 5.3% 3/25/44 (b)		2,000,000	1,424,806
Sinclair Television Group, Inc. 4.125% 12/1/30 (b)		163,000	105,044
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)		370,000	287,975
4% 7/15/28 (b)		492,000	426,033
4.125% 7/1/30 (b)		855,000	697,022
5% 8/1/27 (b)		788,000	728,569
5.5% 7/1/29 (b)		1,283,000	1,155,028
TEGNA, Inc.:
4.625% 3/15/28		416,000	371,556
4.75% 3/15/26 (b)		225,000	214,387
5% 9/15/29		189,000	166,320
Time Warner Cable LLC:
5.5% 9/1/41		8,936,000	7,341,422
5.875% 11/15/40		7,708,000	6,706,633
6.55% 5/1/37		8,522,000	8,097,458
7.3% 7/1/38		6,402,000	6,485,537
Univision Communications, Inc. 4.5% 5/1/29 (b)		415,000	357,206
Videotron Ltd.:
3.625% 6/15/29 (b)		130,000	111,639
5.125% 4/15/27 (b)		120,000	114,900
5.375% 6/15/24 (b)		88,000	87,336
Virgin Media Secured Finance PLC:
4.25% 1/15/30 (Reg. S)	GBP	1,500,000	1,508,284
5.5% 5/15/29 (b)		175,000	159,967
VZ Secured Financing BV 5% 1/15/32 (b)		2,441,000	1,990,047
Ziggo BV:
2.875% 1/15/30 (Reg. S)	EUR	1,100,000	979,575
4.875% 1/15/30 (b)		115,000	96,663
			191,814,575
Wireless Telecommunication Services - 0.1%
Digicel Group Holdings Ltd. 8% pay-in-kind (b)(c)(d)		225,974	51,974
Digicel Group Ltd. 6.75% (b)(c)		500,000	24,375
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8% (b)(c)		2,650,000	129,188
8.75% 5/25/24 (b)		300,000	272,469
8.75% 5/25/24 (b)		400,000	363,476
13% pay-in-kind (b)(c)(d)		2,295,045	1,623,744
Intelsat Jackson Holdings SA:
5.5% (c)(e)		2,500,000	0
6.5% 3/15/30 (b)		510,000	467,625
9.75% (b)(c)(e)		5,500,000	1
Kenbourne Invest SA 6.875% 11/26/24 (Reg. S)		200,000	167,718
Millicom International Cellular SA:
4.5% 4/27/31 (b)		200,000	157,068
5.125% 1/15/28 (b)		346,500	310,551
Rogers Communications, Inc.:
3.2% 3/15/27		4,297,000	3,972,236
3.8% 3/15/32		3,750,000	3,207,277
4.55% 3/15/52		20,000	15,497
Sprint Corp.:
7.125% 6/15/24		2,950,000	2,973,399
7.625% 2/15/25		3,132,000	3,193,638
7.625% 3/1/26		596,000	617,771
7.875% 9/15/23		3,220,000	3,221,385
T-Mobile U.S.A., Inc.:
2.625% 4/15/26		220,000	204,132
2.625% 2/15/29		275,000	238,033
3% 2/15/41		3,775,000	2,666,432
3.375% 4/15/29		3,475,000	3,113,957
3.75% 4/15/27		7,970,000	7,553,921
3.875% 4/15/30		28,346,000	25,872,108
5.05% 7/15/33		165,000	159,215
5.2% 1/15/33		215,000	210,687
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (d)	GBP	600,000	710,743
6.25% 10/3/78 (Reg. S) (d)		595,000	584,647
			62,083,267
TOTAL COMMUNICATION SERVICES			352,844,400
CONSUMER DISCRETIONARY - 0.5%
Automobile Components - 0.0%
Adient Global Holdings Ltd.:
4.875% 8/15/26 (b)		2,000,000	1,923,279
7% 4/15/28 (b)		293,000	296,015
Allison Transmission, Inc.:
3.75% 1/30/31 (b)		86,000	71,833
4.75% 10/1/27 (b)		7,000	6,572
5.875% 6/1/29 (b)		326,000	314,859
American Axle & Manufacturing, Inc.:
5% 10/1/29		160,000	131,719
6.5% 4/1/27		59,000	55,917
6.875% 7/1/28		346,000	317,358
Aptiv PLC / Aptiv Corp. 3.25% 3/1/32		1,115,000	945,493
Clarios Global LP 6.75% 5/15/25 (b)		87,000	86,967
Clarios Global LP / Clarios U.S. Finance Co.:
6.25% 5/15/26 (b)		382,000	378,323
6.75% 5/15/28 (b)		105,000	104,723
Cooper Standard Auto, Inc.:
10.625% 5/15/27 pay-in-kind (b)(d)		136,706	89,002
13.5% 3/31/27 pay-in-kind (b)(d)		193,752	198,692
Dana Financing Luxembourg SARL 5.75% 4/15/25 (b)		60,000	58,789
Dana, Inc.:
4.5% 2/15/32		115,000	92,850
5.625% 6/15/28		637,000	599,646
Hertz Corp. 4.625% 12/1/26 (b)		372,000	336,805
Lear Corp. 2.6% 1/15/32		5,000	3,898
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		130,000	132,733
Patrick Industries, Inc. 4.75% 5/1/29 (b)		110,000	94,050
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	300,000	325,946
Tenneco, Inc. 8% 11/17/28 (b)		1,375,000	1,129,219
The Goodyear Tire & Rubber Co.:
5% 7/15/29		340,000	301,749
5.25% 4/30/31		482,000	422,822
5.25% 7/15/31		117,000	100,766
9.5% 5/31/25		10,000	10,212
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	800,000	768,804
			9,299,041
Automobiles - 0.1%
American Honda Finance Corp. 2.3% 9/9/26		9,000	8,271
Ford Motor Co.:
3.25% 2/12/32		1,945,000	1,518,161
4.75% 1/15/43		2,340,000	1,749,174
5.291% 12/8/46		2,060,000	1,617,643
6.1% 8/19/32		6,525,000	6,235,734
9.625% 4/22/30		481,000	558,485
General Motors Co.:
5.95% 4/1/49		10,000	8,967
6.25% 10/2/43		9,020,000	8,481,485
6.6% 4/1/36		775,000	778,980
6.75% 4/1/46		1,775,000	1,751,397
General Motors Financial Co., Inc.:
2.4% 4/10/28		1,895,000	1,638,106
2.7% 6/10/31		70,000	55,186
3.6% 6/21/30		303,000	260,089
3.8% 4/7/25		15,000	14,489
4% 1/15/25		5,695,000	5,536,052
5.15% 8/15/26 (Reg. S)	GBP	250,000	307,822
5.85% 4/6/30		2,471,000	2,420,000
Thor Industries, Inc. 4% 10/15/29 (b)		150,000	126,013
			33,066,054
Broadline Retail - 0.0%
Amazon.com, Inc.:
2.5% 6/3/50		250,000	159,294
3.1% 5/12/51		112,000	79,994
3.6% 4/13/32		335,000	308,257
3.95% 4/13/52		1,001,000	834,990
John Lewis PLC 6.125% 1/21/25	GBP	1,616,000	1,993,571
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		282,000	254,923
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	1,000,000	1,150,138
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		170,000	138,586
4.125% 8/1/30 (b)		70,000	60,033
Nordstrom, Inc.:
2.3% 4/8/24		12,000	11,610
4.375% 4/1/30		718,000	573,664
Shutterfly Finance LLC:
8.5% 10/1/27 pay-in-kind (b)(d)		38,441	25,371
9.75% 10/1/27 (b)		4,660	4,613
			5,595,044
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc.:
3.875% 11/15/29 (b)		70,000	60,345
4% 1/15/28 (b)		262,000	237,205
Inchcape PLC 6.5% 6/9/28 (Reg. S)	GBP	500,000	632,002
Ritchie Bros. Holdings, Inc.:
6.75% 3/15/28 (b)		200,000	202,450
7.75% 3/15/31 (b)		204,000	210,991
			1,342,993
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		445,000	414,739
California Institute of Technology 3.65% 9/1/19		535,000	347,264
ERAC U.S.A. Finance LLC:
2.7% 11/1/23 (b)		13,000	12,932
3.3% 12/1/26 (b)		8,865,000	8,270,872
7% 10/15/37 (b)		8,000	9,003
Massachusetts Institute of Technology:
2.989% 7/1/50		1,340,000	961,803
5.6% 7/1/11		400,000	429,176
President and Fellows of Harvard College:
3.15% 7/15/46		315,000	233,434
3.3% 7/15/56		190,000	136,974
3.745% 11/15/52		720,000	590,393
Service Corp. International 5.125% 6/1/29		565,000	531,806
Thomas Jefferson University 3.847% 11/1/57		2,575,000	1,818,150
Trustees of Boston University 4.061% 10/1/48		450,000	382,633
University of Miami 4.063% 4/1/52		102,000	83,796
University of Pennsylvania Trustees:
2.396% 10/1/50		495,000	306,685
3.61% 2/15/2119		285,000	198,382
University of Southern California:
3.226% 10/1/20		23,000	13,440
3.841% 10/1/47		715,000	589,420
4.976% 10/1/53		1,207,000	1,184,898
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		159,000	147,456
Washington University:
3.524% 4/15/54		2,630,000	2,023,473
4.349% 4/15/22		2,340,000	1,898,671
Yale University 2.402% 4/15/50		2,140,000	1,336,805
			21,922,205
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)		186,000	169,175
4% 10/15/30 (b)		5,257,000	4,453,474
4.375% 1/15/28 (b)		280,000	256,999
5.75% 4/15/25 (b)		90,000	89,335
Aramark Services, Inc.:
5% 4/1/25 (b)		32,000	31,609
5% 2/1/28 (b)		2,110,000	1,968,452
Boyd Gaming Corp. 4.75% 12/1/27		443,000	414,737
Boyne U.S.A., Inc. 4.75% 5/15/29 (b)		325,000	293,315
Brinker International, Inc. 8.25% 7/15/30 (b)		1,825,000	1,793,063
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)		911,000	903,928
7% 2/15/30 (b)		2,625,000	2,635,046
Carnival Corp.:
4% 8/1/28 (b)		530,000	474,210
5.75% 3/1/27 (b)		1,100,000	1,033,432
7.625% 3/1/26 (b)		1,050,000	1,046,812
9.875% 8/1/27 (b)		319,000	336,834
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)		241,000	262,108
CCM Merger, Inc. 6.375% 5/1/26 (b)		420,000	408,152
Cedar Fair LP 5.25% 7/15/29		456,000	410,478
Cedar Fair LP/Canada's Wonderland Co.:
5.5% 5/1/25 (b)		17,000	16,866
6.5% 10/1/28		160,000	154,675
Churchill Downs, Inc.:
4.75% 1/15/28 (b)		170,000	156,787
6.75% 5/1/31 (b)		73,000	71,414
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)		1,318,000	1,140,162
6.75% 1/15/30 (b)		351,000	289,847
Garden SpinCo Corp. 8.625% 7/20/30 (b)		45,000	48,043
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		1,200,000	1,191,000
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		367,000	306,920
3.75% 5/1/29 (b)		688,000	606,125
4% 5/1/31 (b)		1,156,000	1,004,802
4.875% 1/15/30		63,000	58,773
5.375% 5/1/25 (b)		41,000	40,553
5.75% 5/1/28 (b)		25,000	24,529
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		40,000	38,551
Hyatt Hotels Corp. 5.75% 1/30/27		1,245,000	1,246,216
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	655,000	725,398
International Game Technology PLC:
5.25% 1/15/29 (b)		200,000	188,069
6.25% 1/15/27 (b)		200,000	198,041
6.5% 2/15/25 (b)		428,000	428,380
Marriott International, Inc.:
3.125% 6/15/26		1,390,000	1,306,063
4.9% 4/15/29		925,000	900,715
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29 (b)		74,000	62,532
4.75% 1/15/28		129,000	115,133
McDonald's Corp. 5.45% 8/14/53		500,000	500,332
MGM Resorts International:
4.625% 9/1/26		500,000	470,933
4.75% 10/15/28		230,000	208,729
5.5% 4/15/27		371,000	354,457
5.75% 6/15/25		118,000	116,381
6.75% 5/1/25		127,000	127,211
Midwest Gaming Borrower LLC / Midwest Gaming Financial Corp. 4.875% 5/1/29 (b)		19,000	16,530
NCL Corp. Ltd.:
5.875% 3/15/26 (b)		650,000	612,871
5.875% 2/15/27 (b)		155,000	150,147
8.375% 2/1/28 (b)		105,000	108,227
NCL Finance Ltd. 6.125% 3/15/28 (b)		40,000	36,064
Ontario Gaming GTA LP 8% 8/1/30 (b)		60,000	60,647
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		1,200,000	927,840
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		100,000	94,102
5.5% 8/31/26 (b)		1,330,000	1,274,429
7.25% 1/15/30 (b)		370,000	375,623
8.25% 1/15/29 (b)		272,000	284,257
9.25% 1/15/29 (b)		519,000	552,797
11.5% 6/1/25 (b)		4,000	4,220
11.625% 8/15/27 (b)		205,000	223,273
Sands China Ltd.:
5.375% 8/8/25		425,000	410,837
5.65% 8/8/28		224,000	211,110
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (b)		50,000	44,893
Six Flags Entertainment Corp. 5.5% 4/15/27 (b)		182,000	171,308
Six Flags Theme Park, Inc. 7% 7/1/25 (b)		29,000	28,993
Starbucks Corp. 4.8% 2/15/33		93,000	90,843
Station Casinos LLC 4.5% 2/15/28 (b)		292,000	261,340
Travel+Leisure Co. 6% 4/1/27		30,000	29,171
Vail Resorts, Inc. 6.25% 5/15/25 (b)		114,000	113,600
Viking Cruises Ltd. 5.875% 9/15/27 (b)		1,350,000	1,262,250
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	720,000	779,745
3.375% 10/16/25 (Reg. S)	GBP	1,870,000	2,217,519
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (b)		249,000	235,684
5.5% 3/1/25 (b)		80,000	79,031
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29 (b)		555,000	496,839
7.125% 2/15/31 (b)		315,000	309,552
Yum! Brands, Inc.:
3.625% 3/15/31		430,000	364,651
4.625% 1/31/32		310,000	277,374
4.75% 1/15/30 (b)		283,000	260,606
5.35% 11/1/43		50,000	44,017
			41,489,186
Household Durables - 0.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.625% 1/15/28 (b)		31,000	29,620
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (b)		500,000	412,946
6.25% 9/15/27 (b)		25,000	22,944
CD&R Smokey Buyer, Inc. 6.75% 7/15/25 (b)		181,000	175,166
Century Communities, Inc.:
3.875% 8/15/29 (b)		135,000	116,312
6.75% 6/1/27		250,000	249,224
Lennar Corp.:
4.75% 11/29/27		9,350,000	9,065,976
5% 6/15/27		12,100,000	11,915,786
M.D.C. Holdings, Inc.:
2.5% 1/15/31		87,000	67,478
3.85% 1/15/30		89,000	76,958
Newell Brands, Inc.:
4.7% 4/1/26		156,000	149,465
5.875% 4/1/36 (f)		301,000	267,539
6.625% 9/15/29		296,000	292,941
SWF Escrow Issuer Corp. 6.5% 10/1/29 (b)		850,000	552,245
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)		120,000	96,437
4% 4/15/29 (b)		1,716,000	1,474,012
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,015,000	862,444
Toll Brothers Finance Corp.:
4.35% 2/15/28		29,675,000	27,847,400
4.875% 3/15/27		7,917,000	7,685,032
TopBuild Corp. 4.125% 2/15/32 (b)		815,000	678,488
			62,038,413
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29		5,000	4,534
Mattel, Inc. 6.2% 10/1/40		115,000	107,491
			112,025
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
4.5% 3/1/28		108,000	98,520
4.625% 11/15/29 (b)		285,000	251,422
4.75% 3/1/30		36,000	31,560
5% 2/15/32 (b)		80,000	68,631
AutoNation, Inc. 4.75% 6/1/30		953,000	887,595
AutoZone, Inc.:
1.65% 1/15/31		505,000	392,195
3.75% 4/18/29		1,400,000	1,290,163
4% 4/15/30		7,024,000	6,499,299
Bath & Body Works, Inc.:
5.25% 2/1/28		22,000	21,108
6.625% 10/1/30 (b)		910,000	887,543
6.75% 7/1/36		200,000	184,623
6.875% 11/1/35		52,000	48,622
7.5% 6/15/29		682,000	687,506
Foot Locker, Inc. 4% 10/1/29 (b)		60,000	45,160
Gap, Inc.:
3.625% 10/1/29 (b)		353,000	268,733
3.875% 10/1/31 (b)		1,490,000	1,079,736
Group 1 Automotive, Inc. 4% 8/15/28 (b)		315,000	279,689
LCM Investments Holdings:
4.875% 5/1/29 (b)		50,000	43,400
8.25% 8/1/31 (b)		65,000	65,042
Lithia Motors, Inc.:
3.875% 6/1/29 (b)		245,000	210,346
4.375% 1/15/31 (b)		48,000	40,840
4.625% 12/15/27 (b)		11,000	10,160
Lowe's Companies, Inc.:
2.8% 9/15/41		785,000	539,164
3.65% 4/5/29		160,000	148,607
3.75% 4/1/32		1,904,000	1,705,929
4.25% 4/1/52		7,251,000	5,736,181
4.45% 4/1/62		6,910,000	5,388,999
5.625% 4/15/53		572,000	555,515
Michaels Companies, Inc.:
5.25% 5/1/28 (b)		110,000	91,713
7.875% 5/1/29 (b)		771,000	534,457
O'Reilly Automotive, Inc.:
1.75% 3/15/31		938,000	738,696
3.6% 9/1/27		5,000	4,736
3.9% 6/1/29		600,000	562,953
4.7% 6/15/32		495,000	473,288
Penske Automotive Group, Inc. 3.75% 6/15/29		312,000	267,719
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (b)		537,000	481,705
Sonic Automotive, Inc. 4.625% 11/15/29 (b)		268,000	229,112
Staples, Inc.:
7.5% 4/15/26 (b)		187,000	154,723
10.75% 4/15/27 (b)		174,000	94,901
The Home Depot, Inc.:
1.875% 9/15/31		178,000	143,168
3.5% 9/15/56		152,000	111,510
3.625% 4/15/52		100,000	76,146
4.25% 4/1/46		140,000	120,037
4.5% 9/15/32		265,000	258,807
4.875% 2/15/44		1,150,000	1,085,547
4.95% 9/15/52		253,000	241,173
5.875% 12/16/36		300,000	321,857
Triton Container International Ltd. 1.15% 6/7/24 (b)		277,000	265,203
Valvoline, Inc. 4.25% 2/15/30 (b)		357,000	350,907
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	600,000	548,121
			34,622,767
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.125% 8/15/31 (b)		120,000	95,100
Hanesbrands, Inc. 4.875% 5/15/26 (b)		55,000	51,414
Kering SA 3.875% 9/5/35 (Reg. S)	EUR	400,000	433,081
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		40,000	33,975
Levi Strauss & Co. 3.5% 3/1/31 (b)		170,000	138,130
Tapestry, Inc. 3.05% 3/15/32		14,311,000	11,008,916
The William Carter Co. 5.625% 3/15/27 (b)		1,103,000	1,069,292
Wolverine World Wide, Inc. 4% 8/15/29 (b)		170,000	127,332
			12,957,240
TOTAL CONSUMER DISCRETIONARY			222,444,968
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36		3,923,000	3,754,740
4.9% 2/1/46		11,275,000	10,488,558
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36		9,871,000	9,447,628
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		200,000	183,942
4.35% 6/1/40		4,618,000	4,131,290
4.375% 4/15/38		641,000	586,924
5.45% 1/23/39		5,390,000	5,471,483
5.8% 1/23/59 (Reg. S)		6,509,000	6,825,292
Bacardi Ltd. 4.45% 5/15/25 (b)		6,230,000	6,059,861
Central American Bottling Corp. 5.25% 4/27/29 (b)		66,000	60,060
Constellation Brands, Inc.:
2.25% 8/1/31		1,285,000	1,032,749
3.7% 12/6/26		1,200,000	1,143,405
4.4% 11/15/25		805,000	787,649
4.5% 5/9/47		55,000	45,870
4.65% 11/15/28		292,000	283,866
Diageo Capital PLC 3.875% 4/29/43		200,000	164,329
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26		14,000	12,924
3.4% 11/15/25		49,000	46,865
3.43% 6/15/27		6,000	5,640
Molson Coors Beverage Co. 4.2% 7/15/46		92,000	72,910
PepsiCo, Inc. 2.75% 10/21/51		360,000	243,380
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		220,000	193,050
The Coca-Cola Co.:
2.5% 3/15/51		380,000	245,883
2.6% 6/1/50		95,000	63,204
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		1,873,000	1,592,152
			52,943,654
Consumer Staples Distribution & Retail - 0.0%
7-Eleven, Inc.:
0.95% 2/10/26 (b)		70,000	62,856
1.8% 2/10/31 (b)		257,000	201,565
2.5% 2/10/41 (b)		102,000	65,973
2.8% 2/10/51 (b)		124,000	75,565
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		954,000	825,230
4.625% 1/15/27 (b)		1,120,000	1,057,757
4.875% 2/15/30 (b)		644,000	590,876
5.875% 2/15/28 (b)		32,000	31,057
6.5% 2/15/28 (b)		1,110,000	1,104,870
Alimentation Couche-Tard, Inc.:
3.439% 5/13/41 (b)		13,000	9,074
3.625% 5/13/51 (b)		14,000	9,220
Bellis Acquisition Co. PLC 4.5% 2/16/26 (b)	GBP	975,000	1,080,739
Bellis Finco PLC 4% 2/16/27 (b)	GBP	9,000,000	8,788,205
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,000,000	1,543,287
CVS Lease-Backed Pass-Through Certificates 8.353% 7/10/31 (b)		6,224	6,703
Kroger Co.:
2.65% 10/15/26		430,000	397,731
7.7% 6/1/29		26,000	28,919
Market Bidco Finco PLC 5.5% 11/4/27 (b)	GBP	800,000	791,902
Mars, Inc. 0.875% 7/16/26 (b)		67,000	59,559
Nestle Holdings, Inc. 4.85% 3/14/33 (b)		193,000	193,320
Performance Food Group, Inc.:
4.25% 8/1/29 (b)		205,000	180,412
5.5% 10/15/27 (b)		157,000	151,177
Sysco Corp. 2.4% 2/15/30		277,000	234,033
Target Corp.:
4% 7/1/42		100,000	86,846
4.8% 1/15/53		399,000	367,676
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	850,000	1,003,908
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		55,000	48,885
6.25% 4/15/25 (b)		185,000	185,484
			19,182,829
Food Products - 0.2%
Archer Daniels Midland Co. 4.5% 3/15/49		35,000	31,403
Bunge Ltd. Finance Corp. 2.75% 5/14/31		310,000	259,284
Campbell Soup Co. 4.15% 3/15/28		129,000	122,815
Cargill, Inc. 4.375% 4/22/52 (b)		220,000	189,474
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		442,000	429,768
6% 6/15/30 (b)		255,000	249,221
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27		6,705,000	6,027,091
3% 2/2/29		390,000	334,623
3% 5/15/32		6,735,000	5,318,586
3.625% 1/15/32		1,194,000	979,894
3.75% 12/1/31		1,040,000	864,554
4.375% 2/2/52		1,620,000	1,148,342
5.125% 2/1/28		8,005,000	7,779,933
5.5% 1/15/30		16,270,000	15,753,338
5.75% 4/1/33		6,505,000	6,191,032
6.5% 12/1/52		1,000,000	958,377
JDE Peet's BV 2.25% 9/24/31 (b)		1,400,000	1,076,519
Kraft Heinz Foods Co.:
4.375% 6/1/46		1,780,000	1,473,592
7.125% 8/1/39 (b)		9,093,000	9,974,258
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)		560,000	492,485
4.375% 1/31/32 (b)		1,258,000	1,091,850
4.875% 5/15/28 (b)		405,000	382,494
Mead Johnson Nutrition Co.:
4.125% 11/15/25		14,000	13,629
4.6% 6/1/44		29,000	25,668
Pilgrim's Pride Corp.:
3.5% 3/1/32		3,025,000	2,436,063
4.25% 4/15/31		3,130,000	2,707,816
5.875% 9/30/27 (b)		1,313,000	1,298,775
6.25% 7/1/33		415,000	411,824
Post Holdings, Inc.:
4.625% 4/15/30 (b)		611,000	541,335
5.5% 12/15/29 (b)		1,595,000	1,475,461
5.75% 3/1/27 (b)		90,000	87,957
Simmons Foods, Inc. 4.625% 3/1/29 (b)		1,310,000	1,090,234
TreeHouse Foods, Inc. 4% 9/1/28		505,000	432,245
Tyson Foods, Inc. 4% 3/1/26		2,520,000	2,436,110
			74,086,050
Household Products - 0.0%
Central Garden & Pet Co.:
4.125% 10/15/30		256,000	220,335
4.125% 4/30/31 (b)		621,000	527,352
5.125% 2/1/28		15,000	14,029
Energizer Holdings, Inc.:
4.375% 3/31/29 (b)		393,000	336,601
4.75% 6/15/28 (b)		150,000	132,442
Spectrum Brands Holdings, Inc.:
5% 10/1/29 (b)		389,000	356,751
5.5% 7/15/30 (b)		110,000	102,323
			1,689,833
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		110,000	110,046
Edgewell Personal Care Co.:
4.125% 4/1/29 (b)		61,000	52,865
5.5% 6/1/28 (b)		313,000	295,003
Estee Lauder Companies, Inc.:
2.6% 4/15/30		120,000	103,556
3.125% 12/1/49		52,000	36,006
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)		215,000	214,596
Kenvue, Inc.:
4.9% 3/22/33 (b)		874,000	869,146
5.05% 3/22/53 (b)		125,000	122,404
5.1% 3/22/43 (b)		140,000	137,319
Prestige Brands, Inc. 5.125% 1/15/28 (b)		125,000	118,132
			2,059,073
Tobacco - 0.1%
Altria Group, Inc.:
2.45% 2/4/32		6,157,000	4,805,521
3.4% 2/4/41		7,354,000	5,010,768
3.875% 9/16/46		163,000	112,241
4.25% 8/9/42		490,000	371,182
4.5% 5/2/43		127,000	98,974
5.8% 2/14/39		295,000	287,433
BAT Capital Corp.:
2.125% 8/15/25	GBP	124,000	145,438
2.259% 3/25/28		1,008,000	866,685
3.557% 8/15/27		871,000	808,009
4.39% 8/15/37		2,890,000	2,288,626
4.54% 8/15/47		8,757,000	6,368,025
4.7% 4/2/27		425,000	412,185
4.758% 9/6/49		1,055,000	781,934
6.343% 8/2/30		1,270,000	1,278,079
6.421% 8/2/33		3,690,000	3,683,434
7.081% 8/2/53		997,000	981,556
BAT International Finance PLC:
4.448% 3/16/28		8,700,000	8,247,859
5.931% 2/2/29		395,000	393,442
Imperial Tobacco Finance PLC 6.125% 7/27/27 (b)		348,000	351,810
Philip Morris International, Inc.:
3.125% 3/2/28		25,000	22,954
3.875% 8/21/42		830,000	648,120
4.125% 3/4/43		146,000	115,978
4.375% 11/15/41		692,000	572,300
5.125% 11/17/27		171,000	170,679
5.125% 2/15/30		14,955,000	14,781,342
5.375% 2/15/33		2,067,000	2,041,087
5.625% 11/17/29		525,000	530,825
			56,176,486
TOTAL CONSUMER STAPLES			206,137,925
ENERGY - 0.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
2.061% 12/15/26		35,000	31,658
4.08% 12/15/47		56,000	44,561
5.125% 9/15/40		26,000	24,570
Guara Norte SARL 5.198% 6/15/34 (b)		176,852	154,746
Halliburton Co.:
4.75% 8/1/43		467,000	403,339
6.7% 9/15/38		170,000	187,063
7.6% 8/15/96 (b)		8,000	8,474
Nabors Industries, Inc. 7.375% 5/15/27 (b)		175,000	170,783
NuStar Logistics LP:
5.625% 4/28/27		58,000	56,275
5.75% 10/1/25		60,000	58,839
6% 6/1/26		324,000	317,546
6.375% 10/1/30		19,000	18,288
Oceaneering International, Inc. 4.65% 11/15/24		115,000	112,597
Precision Drilling Corp. 7.125% 1/15/26 (b)		369,000	365,771
Schlumberger Holdings Corp. 3.9% 5/17/28 (b)		172,000	163,104
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		200,000	205,000
Technip Energies NV 1.125% 5/28/28	EUR	480,000	451,620
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		90,000	89,442
Transocean, Inc.:
8.75% 2/15/30 (b)		223,250	228,388
11.5% 1/30/27 (b)		140,000	147,441
U.S.A. Compression Partners LP:
6.875% 4/1/26		115,000	113,709
6.875% 9/1/27		102,000	99,432
Valaris Ltd. 8.375% 4/30/30 (b)		170,000	173,154
			3,625,800
Oil, Gas & Consumable Fuels - 0.9%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		125,000	125,625
Aker BP ASA:
3.1% 7/15/31 (b)		2,295,000	1,893,293
6% 6/13/33 (b)		250,000	249,927
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (b)		85,000	79,649
5.75% 3/1/27 (b)		1,250,000	1,211,518
5.75% 1/15/28 (b)		435,000	416,547
7.875% 5/15/26 (b)		1,348,000	1,371,439
Antero Resources Corp.:
5.375% 3/1/30 (b)		64,000	59,838
7.625% 2/1/29 (b)		318,000	325,889
Apache Corp.:
4.25% 1/15/30		575,000	524,059
5.25% 2/1/42		210,000	172,318
Ascent Resources - Utica LLC/ARU Finance Corp. 7% 11/1/26 (b)		1,530,000	1,521,014
Baytex Energy Corp.:
8.5% 4/30/30 (b)		134,000	135,869
8.75% 4/1/27 (b)		271,000	277,334
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625% 7/15/26 (b)		215,000	211,304
BP Capital Markets PLC 3.279% 9/19/27		87,000	81,930
Buckeye Partners LP:
4.125% 12/1/27		534,000	485,561
4.5% 3/1/28 (b)		135,000	122,513
California Resources Corp. 7.125% 2/1/26 (b)		228,000	228,586
Cenovus Energy, Inc.:
3.75% 2/15/52		3,795,000	2,663,348
5.25% 6/15/37		3,195,000	2,913,156
Centennial Resource Production LLC:
5.375% 1/15/26 (b)		95,000	91,663
5.875% 7/1/29 (b)		60,000	57,600
Cheniere Corpus Christi Holdings LLC:
2.742% 12/31/39		489,000	378,483
5.125% 6/30/27		1,130,000	1,117,988
5.875% 3/31/25		958,000	954,742
Cheniere Energy Partners LP:
3.25% 1/31/32		1,580,000	1,305,601
4% 3/1/31		1,710,000	1,509,681
4.5% 10/1/29		1,427,000	1,316,688
5.95% 6/30/33 (b)		685,000	683,607
Cheniere Energy, Inc. 4.625% 10/15/28		156,000	146,844
Chesapeake Energy Corp.:
5.5% 2/1/26 (b)		330,000	322,193
5.875% 2/1/29 (b)		124,000	118,677
6.75% 4/15/29 (b)		351,000	348,445
Chord Energy Corp. 6.375% 6/1/26 (b)		115,000	113,346
Citgo Petroleum Corp. 7% 6/15/25 (b)		1,275,000	1,262,250
Civitas Resources, Inc.:
8.375% 7/1/28 (b)		727,000	748,810
8.75% 7/1/31 (b)		233,000	241,155
CNX Midstream Partners LP 4.75% 4/15/30 (b)		45,000	38,832
CNX Resources Corp. 7.25% 3/14/27 (b)		1,433,000	1,431,533
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)		957,000	965,361
6.036% 11/15/33 (b)		5,180,000	5,233,096
6.497% 8/15/43 (b)		971,000	984,199
6.544% 11/15/53 (b)		1,389,000	1,419,843
6.714% 8/15/63 (b)		831,000	849,451
Comstock Resources, Inc.:
5.875% 1/15/30 (b)		32,000	28,263
6.75% 3/1/29 (b)		591,000	552,985
ConocoPhillips Co.:
3.758% 3/15/42		525,000	425,776
3.8% 3/15/52		390,000	300,298
4.025% 3/15/62		578,000	442,215
5.05% 9/15/33		3,225,000	3,205,024
5.55% 3/15/54		710,000	711,754
Continental Resources, Inc. 5.75% 1/15/31 (b)		770,000	735,968
Coterra Energy, Inc. 3.9% 5/15/27		100,000	95,075
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		26,000	25,220
5.75% 4/1/25		1,747,000	1,732,203
6% 2/1/29 (b)		316,000	310,224
7.375% 2/1/31 (b)		595,000	612,945
8% 4/1/29 (b)		69,000	71,299
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)		40,000	37,148
CVR Energy, Inc.:
5.25% 2/15/25 (b)		330,000	320,115
5.75% 2/15/28 (b)		40,000	36,413
DCP Midstream Operating LP:
5.125% 5/15/29		355,000	346,160
5.375% 7/15/25		345,000	341,555
5.6% 4/1/44		3,773,000	3,519,760
5.625% 7/15/27		260,000	260,277
Devon Energy Corp.:
5.6% 7/15/41		1,000,000	928,767
5.875% 6/15/28		476,000	476,668
Diamondback Energy, Inc.:
3.125% 3/24/31		5,057,000	4,348,049
3.25% 12/1/26		7,678,000	7,221,708
3.5% 12/1/29		2,870,000	2,595,842
DT Midstream, Inc.:
4.125% 6/15/29 (b)		327,000	289,696
4.3% 4/15/32 (b)		40,000	34,998
4.375% 6/15/31 (b)		148,000	128,126
Earthstone Energy Holdings LLC 8% 4/15/27 (b)		50,000	51,035
Ecopetrol SA:
6.875% 4/29/30		1,534,000	1,428,538
8.625% 1/19/29		3,555,000	3,617,213
8.875% 1/13/33		1,200,000	1,213,230
EG Global Finance PLC:
4.375% 2/7/25 (Reg. S)	EUR	3,699,104	3,879,896
6.25% 10/30/25 (Reg. S)	EUR	5,178,400	5,454,536
6.75% 2/7/25 (b)		202,000	199,035
8.5% 10/30/25 (b)		351,000	347,492
Enbridge, Inc. 5.7% 3/8/33		1,375,000	1,375,634
Encino Acquisition Partners Holdings LLC 8.5% 5/1/28 (b)		124,000	117,577
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		1,455,000	1,423,281
Energean Israel Finance Ltd.:
4.5% 3/30/24 (Reg. S) (b)		971,031	960,301
4.875% 3/30/26 (Reg. S) (b)		1,411,438	1,323,435
5.375% 3/30/28 (Reg. S) (b)		1,726,000	1,568,244
Energy Transfer LP:
3.75% 5/15/30		2,964,000	2,647,227
3.9% 7/15/26		955,000	913,020
4.75% 1/15/26		850,000	832,233
4.95% 6/15/28		4,954,000	4,797,909
5% 5/15/50		9,930,000	8,173,726
5.15% 3/15/45		2,260,000	1,905,378
5.25% 4/15/29		2,803,000	2,738,613
5.3% 4/15/47		225,000	190,810
5.35% 5/15/45		3,003,000	2,566,573
5.4% 10/1/47		10,046,000	8,653,108
5.75% 2/15/33		201,000	199,841
5.8% 6/15/38		3,282,000	3,111,018
6% 6/15/48		2,369,000	2,189,870
6.125% 12/15/45		2,635,000	2,474,593
6.25% 4/15/49		1,925,000	1,842,813
6.5% 2/1/42		184,000	183,261
6.625% 10/15/36		900,000	920,372
Eni U.S.A., Inc. 7.3% 11/15/27		14,000	15,026
EnLink Midstream LLC 5.625% 1/15/28 (b)		595,000	575,585
EnLink Midstream Partners LP:
4.15% 6/1/25		22,000	21,292
4.85% 7/15/26		48,000	46,080
5.6% 4/1/44		56,000	47,751
Enterprise Products Operating LP:
2.8% 1/31/30		115,000	99,661
3.125% 7/31/29		2,580,000	2,311,242
3.3% 2/15/53		71,000	48,551
4.85% 3/15/44		3,215,000	2,870,085
4.95% 10/15/54		9,000	7,988
5.25% 8/16/77 (d)		43,000	37,833
5.35% 1/31/33		50,000	50,278
5.75% 3/1/35		23,000	22,393
6.45% 9/1/40		10,000	10,657
EOG Resources, Inc. 3.9% 4/1/35		205,000	181,204
EQM Midstream Partners LP:
4% 8/1/24		65,000	63,406
4.125% 12/1/26		35,000	32,860
4.5% 1/15/29 (b)		147,000	133,562
4.75% 1/15/31 (b)		298,000	263,336
5.5% 7/15/28		204,000	194,898
6% 7/1/25 (b)		12,000	11,891
6.5% 7/1/27 (b)		518,000	514,723
6.5% 7/15/48		220,000	199,704
7.5% 6/1/27 (b)		290,000	292,701
7.5% 6/1/30 (b)		255,000	261,504
EQT Corp.:
3.9% 10/1/27		1,073,000	1,001,886
5% 1/15/29		595,000	564,427
5.7% 4/1/28		231,000	229,975
7% 2/1/30		1,205,000	1,260,781
Equinor ASA:
3.7% 4/6/50		920,000	710,422
3.95% 5/15/43		300,000	251,289
7.15% 11/15/25		17,000	17,479
Exxon Mobil Corp.:
2.995% 8/16/39		262,000	201,594
3.095% 8/16/49		125,000	87,929
4.114% 3/1/46		805,000	684,354
4.227% 3/19/40		490,000	437,933
FEL Energy VI SARL 5.75% 12/1/40 (b)		182,793	154,278
FLEX Intermediate Holdco, LLC:
3.363% 6/30/31 (b)		110,000	87,080
4.317% 12/30/39 (b)		47,000	33,624
Galaxy Pipeline Assets BidCo Ltd. 2.16% 3/31/34		532,260	448,615
Genesis Energy LP/Genesis Energy Finance Corp.:
6.25% 5/15/26		31,000	30,046
7.75% 2/1/28		38,000	36,976
8% 1/15/27		283,000	278,990
Global Partners LP/GLP Finance Corp. 7% 8/1/27		505,000	497,425
Gray Oak Pipeline LLC:
2% 9/15/23 (b)		31,000	30,966
2.6% 10/15/25 (b)		109,000	100,796
3.45% 10/15/27 (b)		42,000	37,568
Gulfport Energy Corp.:
8% 5/17/26 (b)		77,982	79,193
8% 5/17/26		273,555	277,803
Gulfstream Natural Gas System LLC 6.19% 11/1/25 (b)		3,640,000	3,626,714
Hess Corp.:
5.6% 2/15/41		3,136,000	2,948,455
5.8% 4/1/47		4,517,000	4,310,829
7.125% 3/15/33		1,335,000	1,454,843
7.3% 8/15/31		1,849,000	2,018,607
7.875% 10/1/29		5,583,000	6,169,867
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		280,000	262,646
5.5% 10/15/30 (b)		50,000	46,809
5.625% 2/15/26 (b)		848,000	829,793
HF Sinclair Corp. 5.875% 4/1/26		103,000	103,503
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (b)		580,000	537,950
6% 4/15/30 (b)		965,000	897,166
6.25% 11/1/28 (b)		15,000	14,470
6.25% 4/15/32 (b)		2,075,000	1,904,154
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)		375,000	351,775
6.375% 4/15/27 (b)		231,000	229,791
Independence Energy Finance LLC:
7.25% 5/1/26 (b)		277,000	272,878
9.25% 2/15/28 (b)		800,000	818,376
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		670,000	503,043
5.375% 4/24/30 (Reg. S)		400,000	363,776
Kinder Morgan, Inc.:
3.25% 8/1/50		351,000	220,959
5.55% 6/1/45		525,000	474,470
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)		31,888	31,144
6.5% 6/30/27 (Reg. S) (b)		34,579	33,369
6.75% 6/30/30 (Reg. S) (b)		19,893	18,620
Magellan Midstream Partners LP:
4.2% 10/3/47		795,000	584,978
4.25% 9/15/46		190,000	140,079
Marathon Petroleum Corp. 3.8% 4/1/28		5,590,000	5,221,278
MEG Energy Corp.:
5.875% 2/1/29 (b)		341,000	325,768
7.125% 2/1/27 (b)		220,000	222,775
MPLX LP:
2.65% 8/15/30		1,960,000	1,626,671
4.125% 3/1/27		505,000	483,510
4.5% 4/15/38		1,125,000	953,115
4.7% 4/15/48		2,335,000	1,873,812
4.8% 2/15/29		2,965,000	2,856,928
4.95% 3/14/52		606,000	499,389
5.2% 3/1/47		3,284,000	2,827,103
5.5% 2/15/49		4,516,000	4,023,835
MV24 Capital BV 6.748% 6/1/34 (b)		168,118	151,160
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)		535,000	497,295
6.75% 9/15/25 (b)		540,000	521,899
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)		99,000	98,562
NGPL PipeCo LLC:
3.25% 7/15/31 (b)		1,197,000	981,944
4.875% 8/15/27 (b)		113,000	108,246
7.768% 12/15/37 (b)		17,000	17,918
Northwest Pipeline Corp. 4% 4/1/27		1,085,000	1,032,033
Occidental Petroleum Corp.:
3.5% 8/15/29		195,000	168,418
4.3% 8/15/39		70,000	53,463
5.55% 3/15/26		7,558,000	7,494,362
6.45% 9/15/36		4,350,000	4,448,027
6.6% 3/15/46		6,475,000	6,663,876
6.625% 9/1/30		137,000	141,425
7.5% 5/1/31		8,296,000	8,988,728
7.875% 9/15/31		265,000	293,504
8.875% 7/15/30		225,000	257,951
ONEOK Partners LP 6.65% 10/1/36		442,000	456,206
ONEOK, Inc.:
3.1% 3/15/30		3,705,000	3,180,893
4.45% 9/1/49		8,550,000	6,424,757
4.95% 7/13/47		1,765,000	1,451,010
5.2% 7/15/48		1,375,000	1,175,846
6.05% 9/1/33		4,345,000	4,378,511
6.625% 9/1/53		192,000	193,635
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	2,453,740
5.375% 1/1/26		310,000	307,660
8.125% 9/15/30		6,179,000	6,858,322
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28		190,000	179,723
Petrobras Global Finance BV 6.25% 12/14/26	GBP	800,000	968,068
Petroleos Del Peru Petroperu SA 4.75% 6/19/32 (Reg. S)		200,000	147,956
Petroleos Mexicanos:
3.625% 11/24/25 (Reg. S)	EUR	860,000	831,789
3.75% 2/21/24 (Reg. S)	EUR	1,267,000	1,350,832
4.25% 1/15/25		300,000	282,225
4.75% 2/26/29 (Reg. S)	EUR	3,000,000	2,448,733
4.875% 1/18/24		100,000	98,720
5.35% 2/12/28		343,000	274,306
5.95% 1/28/31		8,512,000	6,148,558
6.5% 3/13/27		36,667,000	32,013,041
6.5% 1/23/29		990,000	802,138
6.625% 6/15/35		614,000	419,439
6.75% 9/21/47		11,150,000	6,844,874
6.84% 1/23/30		9,812,000	7,725,969
6.875% 8/4/26		176,000	159,958
7.69% 1/23/50		79,110,000	52,671,438
10% 2/7/33 (b)		488,000	441,542
Phillips 66 Co.:
2.15% 12/15/30		385,000	311,753
3.75% 3/1/28		695,000	654,146
4.65% 11/15/34		29,000	27,210
4.9% 10/1/46		750,000	655,015
Pioneer Natural Resources Co.:
1.125% 1/15/26		83,000	75,240
1.9% 8/15/30		1,070,000	863,280
2.15% 1/15/31		285,000	230,963
5.1% 3/29/26		2,975,000	2,951,870
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29		3,784,000	3,326,671
PT Pertamina Persero 3.1% 8/27/30 (b)		600,000	515,220
Qatar Petroleum 2.25% 7/12/31 (Reg. S)		620,000	509,795
Range Resources Corp.:
4.75% 2/15/30 (b)		24,000	21,671
4.875% 5/15/25		46,000	44,965
8.25% 1/15/29		394,000	409,031
Rockies Express Pipeline LLC 4.95% 7/15/29 (b)		245,000	224,244
Sabine Pass Liquefaction LLC:
4.2% 3/15/28		100,000	94,701
4.5% 5/15/30		11,365,000	10,695,068
5.625% 3/1/25		1,844,000	1,837,993
5.875% 6/30/26		1,387,000	1,393,429
5.9% 9/15/37		394,000	395,428
Santos Finance Ltd. 3.649% 4/29/31 (b)		4,800,000	3,950,995
Shell International Finance BV:
2.875% 11/26/41		165,000	118,294
3% 11/26/51		95,000	63,595
3.25% 5/11/25		1,465,000	1,418,201
3.625% 8/21/42		343,000	275,595
3.75% 9/12/46		65,000	51,129
4% 5/10/46		87,000	71,525
SM Energy Co.:
5.625% 6/1/25		43,000	42,349
6.625% 1/15/27		397,000	392,038
6.75% 9/15/26		371,000	369,442
Southwestern Energy Co.:
4.75% 2/1/32		1,192,000	1,055,940
5.375% 2/1/29		589,000	558,831
5.375% 3/15/30		106,000	99,236
5.7% 1/23/25 (f)		5,000	4,951
8.375% 9/15/28		49,000	51,002
Suncor Energy, Inc.:
3.75% 3/4/51		695,000	491,950
6.8% 5/15/38		390,000	407,340
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		455,000	411,479
5.875% 3/15/28		215,000	208,830
6% 4/15/27		464,000	459,148
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)		145,000	134,670
6% 3/1/27 (b)		413,000	395,753
6% 12/31/30 (b)		2,497,000	2,233,801
6% 9/1/31 (b)		225,000	199,827
7.5% 10/1/25 (b)		59,000	59,359
Targa Resources Corp.:
4.2% 2/1/33		1,275,000	1,124,238
6.125% 3/15/33		1,683,000	1,713,652
6.5% 2/15/53		6,500,000	6,503,288
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32		30,000	25,882
4.875% 2/1/31		794,000	729,273
5% 1/15/28		548,000	527,326
5.5% 3/1/30		101,000	96,820
6.5% 7/15/27		50,000	50,258
The Williams Companies, Inc.:
3.5% 11/15/30		10,592,000	9,381,679
3.75% 6/15/27		1,635,000	1,539,061
4.65% 8/15/32		6,660,000	6,253,961
4.9% 1/15/45		1,460,000	1,245,565
5.1% 9/15/45		105,000	92,503
5.3% 8/15/52		1,511,000	1,360,486
5.4% 3/4/44		95,000	85,633
Total Capital International SA:
2.829% 1/10/30		800,000	710,464
3.127% 5/29/50		347,000	239,850
3.461% 7/12/49		300,000	223,306
TransCanada PipeLines Ltd. 5.1% 3/15/49		25,000	21,951
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		3,285,000	2,895,376
4% 3/15/28		608,000	573,584
4.6% 3/15/48		751,000	626,706
7.85% 2/1/26		293,000	306,228
TransMontaigne Partners LP 6.125% 2/15/26		776,000	666,390
Valero Energy Corp. 2.15% 9/15/27		36,000	32,056
Var Energi ASA 5% 5/18/27 (b)		5,410,000	5,168,269
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		736,000	636,657
3.875% 11/1/33 (b)		115,000	93,436
4.125% 8/15/31 (b)		285,000	241,753
6.25% 1/15/30 (b)		160,000	155,866
Venture Global LNG, Inc.:
8.125% 6/1/28 (b)		975,000	983,525
8.375% 6/1/31 (b)		296,000	298,573
Viper Energy Partners LP 5.375% 11/1/27 (b)		1,545,000	1,488,700
Vital Energy, Inc. 9.5% 1/15/25		85,000	85,425
Western Gas Partners LP:
4.05% 2/1/30		785,000	700,224
4.65% 7/1/26		2,085,000	2,016,511
4.75% 8/15/28		1,465,000	1,386,848
			461,737,032
TOTAL ENERGY			465,362,832
FINANCIALS - 3.1%
Banks - 1.5%
ABN AMRO Bank NV:
2.47% 12/13/29 (b)(d)		3,600,000	3,035,819
4.75% 7/28/25 (b)		737,000	715,600
AIB Group PLC:
2.25% 4/4/28 (Reg. S) (d)	EUR	1,900,000	1,898,135
4.625% 7/23/29 (Reg. S) (d)	EUR	100,000	108,128
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (d)	EUR	390,000	379,928
ANZ New Zealand International Ltd. London Branch 5.355% 8/14/28 (b)		550,000	548,030
ASB Bank Ltd. 2.375% 10/22/31 (b)		200,000	158,801
Banco Santander SA:
2.746% 5/28/25		200,000	189,220
3.49% 5/28/30		1,000,000	865,032
5.588% 8/8/28		1,400,000	1,387,459
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.6068% 6/14/24 (d)(g)		532,000	530,311
1.197% 10/24/26 (d)		1,743,000	1,579,534
1.658% 3/11/27 (d)		4,227,000	3,819,507
1.734% 7/22/27 (d)		155,000	138,692
1.898% 7/23/31 (d)		718,000	566,784
1.922% 10/24/31 (d)		5,945,000	4,657,475
2.087% 6/14/29 (d)		8,307,000	7,087,568
2.299% 7/21/32 (d)		3,678,000	2,900,665
2.456% 10/22/25 (d)		58,000	55,750
2.496% 2/13/31 (d)		16,112,000	13,398,176
2.572% 10/20/32 (d)		5,255,000	4,212,234
2.592% 4/29/31 (d)		2,295,000	1,908,999
2.651% 3/11/32 (d)		16,511,000	13,496,500
2.676% 6/19/41 (d)		4,333,000	2,983,668
2.687% 4/22/32 (d)		4,511,000	3,690,952
2.972% 7/21/52 (d)		58,000	38,252
3.093% 10/1/25 (d)		15,000	14,530
3.366% 1/23/26 (d)		175,000	168,768
3.384% 4/2/26 (d)		363,000	348,856
3.419% 12/20/28 (d)		255,000	233,837
3.559% 4/23/27 (d)		1,536,000	1,455,234
3.593% 7/21/28 (d)		120,000	111,693
3.705% 4/24/28 (d)		29,000	27,146
3.824% 1/20/28 (d)		525,000	494,945
3.95% 4/21/25		5,511,000	5,334,351
3.97% 3/5/29 (d)		10,572,000	9,879,678
4.078% 4/23/40 (d)		7,964,000	6,693,765
4.083% 3/20/51 (d)		102,000	81,969
4.25% 10/22/26		10,727,000	10,301,764
4.271% 7/23/29 (d)		3,660,000	3,453,978
4.75% 4/21/45		58,000	52,036
5.202% 4/25/29 (d)		2,477,000	2,439,550
5.288% 4/25/34 (d)		6,645,000	6,484,243
6.204% 11/10/28 (d)		97,000	99,230
6.975% 3/7/37		43,000	46,293
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (d)	EUR	2,365,000	2,277,778
2.029% 9/30/27 (b)(d)		1,400,000	1,231,748
6.253% 9/16/26 (b)(d)		285,000	284,321
Bank of Montreal:
1.5% 1/10/25		175,000	165,548
3.803% 12/15/32 (d)		10,000	8,854
5.3% 6/5/26		253,000	252,125
Bank of Nova Scotia:
1.3% 9/15/26		43,000	38,102
2.2% 2/3/25		55,000	52,379
2.7% 8/3/26		48,000	44,568
3.45% 4/11/25		140,000	135,234
Banque Federative du Credit Mutuel SA:
1.604% 10/4/26 (b)		800,000	708,154
4.524% 7/13/25 (b)		363,000	354,599
5.79% 7/13/28 (b)		200,000	200,884
Barclays PLC:
2.645% 6/24/31 (d)		2,865,000	2,286,042
2.667% 3/10/32 (d)		10,165,000	7,976,169
2.852% 5/7/26 (d)		10,143,000	9,586,373
4.836% 5/9/28		6,667,000	6,177,898
4.972% 5/16/29 (d)		15,000,000	14,255,889
5.088% 6/20/30 (d)		13,438,000	12,312,037
5.2% 5/12/26		1,701,000	1,650,554
5.262% 1/29/34 (Reg. S) (d)	EUR	280,000	304,006
5.501% 8/9/28 (d)		445,000	434,105
5.746% 8/9/33 (d)		326,000	312,381
5.829% 5/9/27 (d)		2,670,000	2,645,519
6.224% 5/9/34 (d)		759,000	749,588
7.385% 11/2/28 (d)		620,000	645,441
7.437% 11/2/33 (d)		2,720,000	2,911,125
8.407% 11/14/32 (Reg. S) (d)	GBP	400,000	512,364
BNP Paribas SA:
1.904% 9/30/28 (b)(d)		400,000	343,204
2.159% 9/15/29 (b)(d)		7,570,000	6,333,191
2.219% 6/9/26 (b)(d)		9,163,000	8,560,425
2.5% 3/31/32 (Reg. S) (d)	EUR	900,000	878,833
3.132% 1/20/33 (b)(d)		3,670,000	2,991,172
4.125% 5/24/33 (Reg. S)	EUR	700,000	762,289
BPCE SA:
1.5% 1/13/42 (Reg. S) (d)	EUR	1,200,000	1,129,360
3.116% 10/19/32 (b)(d)		500,000	386,540
3.5% 10/23/27 (b)		750,000	684,828
5.125% 1/18/28 (b)		541,000	530,565
5.15% 7/21/24 (b)		1,024,000	1,011,388
Canadian Imperial Bank of Commerce:
2.25% 1/28/25		90,000	85,776
3.1% 4/2/24		26,000	25,590
3.3% 4/7/25		108,000	104,092
Cassa Depositi e Prestiti SpA 5.75% 5/5/26 (b)		1,200,000	1,182,444
Citigroup, Inc.:
1.462% 6/9/27 (d)		360,000	320,566
2.014% 1/25/26 (d)		271,000	256,373
2.52% 11/3/32 (d)		845,000	670,553
2.561% 5/1/32 (d)		6,396,000	5,153,170
2.572% 6/3/31 (d)		7,856,000	6,487,805
2.666% 1/29/31 (d)		16,956,000	14,210,493
2.904% 11/3/42 (d)		495,000	339,978
2.976% 11/5/30 (d)		240,000	206,392
3.07% 2/24/28 (d)		663,000	608,608
3.106% 4/8/26 (d)		73,000	69,862
3.52% 10/27/28 (d)		3,913,000	3,611,204
3.668% 7/24/28 (d)		163,000	151,586
3.887% 1/10/28 (d)		615,000	580,978
3.98% 3/20/30 (d)		105,000	96,699
4.075% 4/23/29 (d)		22,865,000	21,437,965
4.3% 11/20/26		2,202,000	2,115,563
4.4% 6/10/25		7,498,000	7,311,310
4.412% 3/31/31 (d)		15,729,000	14,604,605
4.45% 9/29/27		4,630,000	4,425,641
4.6% 3/9/26		3,500,000	3,407,871
4.65% 7/30/45		350,000	301,432
4.75% 5/18/46		10,000,000	8,386,998
5.316% 3/26/41 (d)		244,000	231,802
5.61% 9/29/26 (d)		447,000	444,959
5.875% 7/1/24 (Reg. S)	GBP	615,000	774,395
6.174% 5/25/34 (d)		1,070,000	1,066,265
6.27% 11/17/33 (d)		1,561,000	1,627,742
6.625% 1/15/28		24,000	25,303
6.875% 6/1/25		18,000	18,308
7% 12/1/25		32,000	32,588
Citizens Financial Group, Inc. 2.638% 9/30/32		9,574,000	6,982,950
Commerzbank AG 8.625% 2/28/33 (Reg. S) (d)	GBP	100,000	124,982
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)		3,419,000	2,899,388
Credit Agricole SA:
UK Government Bonds 1 Year + 2.180% 6.375% 6/14/31 (Reg. S) (d)(g)	GBP	700,000	886,590
1.25% 10/2/24 (Reg. S)	GBP	300,000	361,170
1.907% 6/16/26 (b)(d)		1,929,000	1,795,662
4% 1/10/33 (b)(d)		261,000	234,077
4.875% 10/23/29 (Reg. S)	GBP	200,000	238,974
5.301% 7/12/28 (b)		725,000	723,655
5.589% 7/5/26 (b)		500,000	499,839
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (d)	GBP	980,000	1,070,440
3.244% 12/20/25 (b)(d)		200,000	191,597
4.625% 4/13/27 (Reg. S) (d)	GBP	300,000	364,846
4.75% 6/21/30 (Reg. S) (d)	EUR	1,300,000	1,423,475
6.466% 1/9/26 (b)(d)		1,404,000	1,404,643
Export Credit Bank of Turkey 9.375% 1/31/26 (b)		200,000	203,884
Export-Import Bank of Korea 5.125% 1/11/33		515,000	520,151
Fifth Third Bancorp 6.339% 7/27/29 (d)		2,815,000	2,849,502
First Citizens Bank & Trust Co. 6.125% 3/9/28		4,840,000	4,861,908
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		145,000	130,215
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.650% 6.332% 3/9/44 (d)(g)		3,340,000	3,367,964
0.976% 5/24/25 (d)		835,000	802,556
1.645% 4/18/26 (d)		507,000	472,250
2.013% 9/22/28 (d)		3,543,000	3,044,915
2.206% 8/17/29 (d)		214,000	179,280
2.251% 11/22/27 (d)		444,000	395,935
2.804% 5/24/32 (d)		5,626,000	4,493,677
2.871% 11/22/32 (d)		288,000	229,191
3.973% 5/22/30 (d)		491,000	442,002
4.041% 3/13/28 (d)		826,000	775,765
4.25% 3/14/24		1,872,000	1,851,765
4.787% 3/10/32 (Reg. S) (d)	EUR	710,000	773,575
4.856% 5/23/33 (Reg. S) (d)	EUR	900,000	982,661
4.95% 3/31/30		1,855,000	1,784,750
5.21% 8/11/28 (d)		358,000	349,337
5.887% 8/14/27 (d)		2,285,000	2,277,835
6.1% 1/14/42		130,000	136,060
6.161% 3/9/29 (d)		3,380,000	3,402,882
6.254% 3/9/34 (d)		1,323,000	1,337,391
7.39% 11/3/28 (d)		900,000	945,560
8.201% 11/16/34 (Reg. S) (d)	GBP	550,000	716,884
Huntington Bancshares, Inc. 6.208% 8/21/29 (d)		1,370,000	1,378,994
ING Groep NV:
1.726% 4/1/27 (d)		6,135,000	5,516,942
4.75% 5/23/34 (Reg. S) (d)	EUR	1,400,000	1,520,458
Intesa Sanpaolo SpA:
4.95% 6/1/42 (b)(d)		468,000	311,883
5.017% 6/26/24 (b)		31,005,000	30,315,851
5.71% 1/15/26 (b)		10,048,000	9,639,093
JPMorgan Chase & Co.:
1.04% 2/4/27 (d)		3,885,000	3,477,325
1.578% 4/22/27 (d)		1,395,000	1,252,634
1.953% 2/4/32 (d)		9,540,000	7,519,183
2.069% 6/1/29 (d)		2,035,000	1,745,464
2.522% 4/22/31 (d)		4,525,000	3,795,250
2.525% 11/19/41 (d)		22,775,000	15,357,633
2.58% 4/22/32 (d)		6,175,000	5,054,918
2.739% 10/15/30 (d)		9,595,000	8,225,293
2.956% 5/13/31 (d)		5,386,000	4,578,211
3.509% 1/23/29 (d)		6,550,000	6,038,315
3.882% 7/24/38 (d)		4,300,000	3,625,515
4.565% 6/14/30 (d)		525,000	501,806
5.35% 6/1/34 (d)		1,087,000	1,074,068
Jyske Bank A/S 5% 10/26/28 (d)	EUR	275,000	298,988
Lloyds Bank Corporate Markets PLC 1.75% 7/11/24 (Reg. S)	GBP	275,000	335,765
Lloyds Banking Group PLC:
1.627% 5/11/27 (d)		2,520,000	2,247,817
1.985% 12/15/31 (d)	GBP	665,000	715,257
3.511% 3/18/26 (d)		200,000	192,187
3.574% 11/7/28 (d)		875,000	794,843
4.5% 1/11/29 (Reg. S) (d)	EUR	350,000	378,729
4.976% 8/11/33 (d)		1,030,000	953,397
5.871% 3/6/29 (d)		1,365,000	1,354,493
Magyar Export-Import Bank 6.125% 12/4/27 (b)		200,000	198,562
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (d)		465,000	414,542
2.852% 1/19/33 (d)		670,000	548,095
3.777% 3/2/25		125,000	121,386
5.063% 9/12/25 (d)		1,353,000	1,340,368
5.422% 2/22/29 (d)		2,350,000	2,340,049
5.475% 2/22/31 (d)		400,000	396,771
Mizuho Financial Group, Inc.:
2.172% 5/22/32 (d)		444,000	343,271
5.748% 7/6/34 (d)		5,810,000	5,753,461
5.778% 7/6/29 (d)		1,765,000	1,767,864
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26		1,131,000	1,116,354
National Australia Bank Ltd. 2.332% 8/21/30 (b)		450,000	350,681
NatWest Group PLC:
3.073% 5/22/28 (d)		5,999,000	5,408,968
3.619% 3/29/29 (Reg. S) (d)	GBP	580,000	647,412
3.622% 8/14/30 (Reg. S) (d)	GBP	1,900,000	2,247,052
4.269% 3/22/25 (d)		1,935,000	1,913,174
4.771% 2/16/29 (Reg. S) (d)	EUR	300,000	326,314
4.8% 4/5/26		15,856,000	15,437,642
5.076% 1/27/30 (d)		400,000	380,988
5.125% 5/28/24		25,198,000	24,972,227
5.808% 9/13/29 (d)		240,000	238,012
5.847% 3/2/27 (d)		500,000	497,032
7.416% 6/6/33 (Reg. S) (d)	GBP	450,000	561,588
7.472% 11/10/26 (d)		623,000	641,428
Nordea Bank Abp:
4.125% 5/5/28 (Reg. S)	EUR	1,000,000	1,085,374
5.375% 9/22/27 (b)		400,000	396,460
PNC Financial Services Group, Inc.:
2.307% 4/23/32 (d)		54,000	43,486
2.55% 1/22/30		427,000	358,153
2.6% 7/23/26		58,000	53,855
5.068% 1/24/34 (d)		1,910,000	1,809,148
5.582% 6/12/29 (d)		1,050,000	1,041,395
5.939% 8/18/34 (d)		300,000	303,442
6.037% 10/28/33 (d)		2,880,000	2,925,685
Rabobank Nederland:
3.649% 4/6/28 (b)(d)		665,000	617,370
4% 1/10/30 (Reg. S)	EUR	500,000	535,864
4.375% 8/4/25		7,713,000	7,476,042
Royal Bank of Canada:
2.25% 11/1/24		76,000	73,072
4.24% 8/3/27		506,000	487,005
4.65% 1/27/26		127,000	124,563
Santander UK Group Holdings PLC:
1.673% 6/14/27 (d)		7,160,000	6,301,884
2.469% 1/11/28 (d)		515,000	453,069
6.534% 1/10/29 (d)		2,282,000	2,299,972
6.833% 11/21/26 (d)		400,000	405,023
Societe Generale:
1.488% 12/14/26 (b)(d)		10,614,000	9,511,038
1.792% 6/9/27 (b)(d)		1,500,000	1,330,589
2.797% 1/19/28 (b)(d)		3,156,000	2,827,054
2.889% 6/9/32 (b)(d)		210,000	165,261
3.337% 1/21/33 (b)(d)		1,105,000	891,324
4.25% 4/14/25 (b)		22,306,000	21,498,981
4.75% 11/24/25 (b)		830,000	798,546
6.447% 1/12/27 (b)(d)		200,000	200,936
6.691% 1/10/34 (b)(d)		300,000	305,564
Standard Chartered PLC:
1.456% 1/14/27 (b)(d)		200,000	178,990
6.187% 7/6/27 (b)(d)		700,000	701,463
6.301% 1/9/29 (b)(d)		1,363,000	1,376,095
7.767% 11/16/28 (b)(d)		641,000	678,863
Sumitomo Mitsui Financial Group, Inc.:
3.936% 10/16/23		19,000	18,956
5.52% 1/13/28		200,000	199,924
5.71% 1/13/30		200,000	201,094
5.766% 1/13/33		200,000	202,863
Sumitomo Mitsui Trust Bank Ltd. 5.65% 3/9/26 (b)		1,820,000	1,822,125
Svenska Handelsbanken AB 5.5% 6/15/28 (b)		943,000	929,061
The Toronto-Dominion Bank:
1.15% 6/12/25		58,000	53,787
2% 9/10/31		180,000	142,649
4.456% 6/8/32		305,000	284,101
5.103% 1/9/26		125,000	124,010
5.523% 7/17/28		51,000	51,252
5.532% 7/17/26		135,000	135,298
Truist Financial Corp.:
4% 5/1/25		54,000	52,299
5.122% 1/26/34 (d)		185,000	173,529
5.867% 6/8/34 (d)		1,855,000	1,837,965
6.047% 6/8/27 (d)		194,000	193,864
U.S. Bancorp:
4.839% 2/1/34 (d)		5,405,000	5,012,861
5.836% 6/12/34 (d)		915,000	914,149
5.85% 10/21/33 (d)		1,425,000	1,419,265
UniCredit SpA:
1.982% 6/3/27 (b)(d)		200,000	177,658
2.731% 1/15/32 (Reg. S) (d)	EUR	806,000	775,407
3.127% 6/3/32 (b)(d)		2,515,000	1,988,468
7.296% 4/2/34 (b)(d)		272,000	261,638
Virgin Money UK PLC:
5.125% 12/11/30 (Reg. S) (d)	GBP	190,000	222,978
7.625% 8/23/29 (Reg. S) (d)	GBP	620,000	790,732
Wachovia Corp.:
6.605% 10/1/25		48,000	48,385
7.574% 8/1/26		15,000	15,688
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	265,000	331,681
2.164% 2/11/26 (d)		2,544,000	2,405,265
2.393% 6/2/28 (d)		58,000	51,608
2.572% 2/11/31 (d)		3,439,000	2,870,378
2.879% 10/30/30 (d)		24,150,000	20,666,309
3% 10/23/26		376,000	348,268
3.068% 4/30/41 (d)		410,000	293,476
3.35% 3/2/33 (d)		10,955,000	9,225,360
3.55% 9/29/25		105,000	100,737
3.584% 5/22/28 (d)		4,507,000	4,184,230
3.908% 4/25/26 (d)		335,000	323,871
4.3% 7/22/27		21,885,000	20,956,774
4.4% 6/14/46		88,000	69,756
4.478% 4/4/31 (d)		15,500,000	14,501,086
4.65% 11/4/44		1,335,000	1,104,414
5.013% 4/4/51 (d)		2,285,000	2,063,299
5.375% 11/2/43		24,000	22,101
5.389% 4/24/34 (d)		1,134,000	1,104,525
5.557% 7/25/34 (d)		4,366,000	4,308,573
5.574% 7/25/29 (d)		9,908,000	9,866,967
Westpac Banking Corp.:
1.953% 11/20/28		15,000	12,902
2.894% 2/4/30 (d)		58,000	54,775
4.11% 7/24/34 (d)		4,937,000	4,325,130
4.322% 11/23/31 (d)		491,000	458,533
			738,222,907
Capital Markets - 0.8%
Ares Capital Corp. 3.875% 1/15/26		13,816,000	12,922,893
Bank of New York Mellon Corp.:
1.6% 4/24/25		525,000	493,279
3.25% 5/16/27		110,000	103,144
4.289% 6/13/33 (d)		85,000	78,206
4.947% 4/26/27 (d)		138,000	135,839
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (b)		4,000	3,129
Brookfield Finance, Inc.:
3.9% 1/25/28		37,000	34,568
4.7% 9/20/47		3,000	2,463
4.85% 3/29/29		8,000	7,653
Charles Schwab Corp.:
0.9% 3/11/26		15,000	13,396
2.75% 10/1/29		43,000	36,982
5.853% 5/19/34 (d)		299,000	299,233
6.136% 8/24/34 (d)		416,000	423,113
Credit Suisse AG:
4.75% 8/9/24		634,000	625,118
5% 7/9/27		953,000	928,517
7.5% 2/15/28		523,000	559,350
7.95% 1/9/25		2,500,000	2,548,877
Credit Suisse U.S.A., Inc. 7.125% 7/15/32		25,000	27,896
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (d)	EUR	600,000	609,287
4% 6/24/32 (Reg. S) (d)	EUR	1,300,000	1,264,469
4.5% 4/1/25		13,996,000	13,484,885
6.125% 12/12/30 (Reg. S) (d)	GBP	1,100,000	1,295,504
Deutsche Bank AG New York Branch:
2.222% 9/18/24 (d)		150,000	149,765
5.371% 9/9/27		972,000	963,853
6.72% 1/18/29 (d)		531,000	537,615
7.079% 2/10/34 (d)		1,760,000	1,674,011
7.146% 7/13/27 (d)		945,000	959,136
FactSet Research Systems, Inc. 3.45% 3/1/32		591,000	500,813
Goldman Sachs Group, Inc.:
1.093% 12/9/26 (d)		91,000	81,683
1.431% 3/9/27 (d)		9,911,000	8,886,619
1.948% 10/21/27 (d)		1,235,000	1,099,045
1.992% 1/27/32 (d)		9,693,000	7,549,046
2.383% 7/21/32 (d)		12,642,000	9,992,867
2.615% 4/22/32 (d)		1,077,000	871,451
2.64% 2/24/28 (d)		2,453,000	2,219,994
3.102% 2/24/33 (d)		1,619,000	1,346,589
3.21% 4/22/42 (d)		141,000	101,632
3.272% 9/29/25 (d)		142,000	137,710
3.436% 2/24/43 (d)		42,000	30,920
3.5% 1/23/25		75,000	72,628
3.5% 11/16/26		752,000	706,828
3.615% 3/15/28 (d)		269,000	251,521
3.691% 6/5/28 (d)		667,000	624,415
3.75% 5/22/25		140,000	135,323
3.814% 4/23/29 (d)		7,695,000	7,120,220
3.85% 1/26/27		113,000	107,249
4.017% 10/31/38 (d)		5,487,000	4,562,658
4.223% 5/1/29 (d)		4,095,000	3,858,124
4.25% 10/21/25		10,000	9,704
4.387% 6/15/27 (d)		55,000	53,378
4.482% 8/23/28 (d)		936,000	900,599
5.798% 8/10/26 (d)		1,000,000	996,918
6.75% 10/1/37		50,954,000	54,019,316
Hightower Holding LLC 6.75% 4/15/29 (b)		350,000	304,644
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		326,000	286,070
Jefferies Financial Group, Inc.:
2.625% 10/15/31		5,530,000	4,310,535
2.75% 10/15/32		1,355,000	1,037,597
5.875% 7/21/28		6,730,000	6,654,732
6.25% 1/15/36		27,000	27,353
LPL Holdings, Inc. 4% 3/15/29 (b)		547,000	486,246
Macquarie Group Ltd.:
2.691% 6/23/32 (b)(d)		166,000	130,069
5.033% 1/15/30 (b)(d)		23,000	22,413
Moody's Corp. 3.1% 11/29/61		115,000	72,764
Morgan Stanley:
1.593% 5/4/27 (d)		648,000	581,346
1.794% 2/13/32 (d)		6,747,000	5,188,472
1.928% 4/28/32 (d)		11,033,000	8,507,276
2.188% 4/28/26 (d)		36,000	33,928
2.239% 7/21/32 (d)		1,771,000	1,393,123
2.475% 1/21/28 (d)		400,000	360,847
2.484% 9/16/36 (d)		1,650,000	1,244,372
2.511% 10/20/32 (d)		3,820,000	3,041,882
2.699% 1/22/31 (d)		31,022,000	26,110,467
2.72% 7/22/25 (d)		36,000	34,936
2.802% 1/25/52 (d)		105,000	66,591
2.943% 1/21/33 (d)		3,423,000	2,803,880
3.125% 7/27/26		20,810,000	19,473,746
3.217% 4/22/42 (d)		350,000	257,797
3.591% 7/22/28 (d)		470,000	434,807
3.62% 4/17/25 (d)		325,000	320,023
3.622% 4/1/31 (d)		13,084,000	11,626,802
3.625% 1/20/27		90,000	85,037
3.772% 1/24/29 (d)		40,000	37,101
3.875% 1/27/26		874,000	841,214
4% 7/23/25		1,078,000	1,045,643
4.35% 9/8/26		2,070,000	1,993,311
4.431% 1/23/30 (d)		2,961,000	2,811,922
4.457% 4/22/39 (d)		158,000	139,111
4.656% 3/2/29 (d)	EUR	400,000	438,818
5% 11/24/25		29,026,000	28,586,432
5.123% 2/1/29 (d)		5,526,000	5,416,202
5.164% 4/20/29 (d)		2,234,000	2,191,174
5.424% 7/21/34 (d)		3,654,000	3,592,689
5.449% 7/20/29 (d)		5,929,000	5,894,201
5.948% 1/19/38 (d)		97,000	94,322
MSCI, Inc.:
3.25% 8/15/33 (b)		704,000	566,394
3.625% 9/1/30 (b)		78,000	67,452
4% 11/15/29 (b)		781,000	702,615
NASDAQ, Inc.:
5.55% 2/15/34		180,000	179,686
6.1% 6/28/63		287,000	283,190
Nomura Holdings, Inc.:
2.608% 7/14/31		1,155,000	907,378
2.648% 1/16/25		1,075,000	1,026,455
Northern Trust Corp.:
3.375% 5/8/32 (d)		29,000	25,906
3.95% 10/30/25		30,000	29,044
Nuveen LLC 4% 11/1/28 (b)		20,000	18,803
S&P Global, Inc.:
2.7% 3/1/29		255,000	227,926
2.9% 3/1/32		415,000	355,438
3.25% 12/1/49		315,000	225,841
State Street Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.710% 5.82% 11/4/28 (d)(g)		313,000	317,809
UBS Group AG:
1.305% 2/2/27 (b)(d)		7,385,000	6,565,739
1.494% 8/10/27 (b)(d)		2,580,000	2,268,691
2.125% 11/15/29 (Reg. S) (d)	GBP	700,000	729,637
2.593% 9/11/25 (b)(d)		13,060,000	12,592,629
2.746% 2/11/33 (b)(d)		400,000	315,110
3.091% 5/14/32 (b)(d)		10,760,000	8,867,160
3.126% 8/13/30 (b)(d)		2,640,000	2,263,053
3.75% 3/26/25		16,453,000	15,894,069
3.869% 1/12/29 (b)(d)		250,000	229,828
4.194% 4/1/31 (b)(d)		13,355,000	12,025,205
4.253% 3/23/28 (b)		200,000	187,115
4.282% 1/9/28 (b)		2,180,000	2,039,311
4.55% 4/17/26		3,490,000	3,377,533
4.75% 3/17/32 (Reg. S) (d)	EUR	580,000	636,574
4.751% 5/12/28 (b)(d)		337,000	323,559
4.875% 5/15/45		500,000	445,461
4.988% 8/5/33 (Reg. S) (d)		200,000	186,384
6.373% 7/15/26 (b)(d)		1,790,000	1,797,448
6.537% 8/12/33 (b)(d)		7,900,000	8,204,678
9.016% 11/15/33 (b)(d)		4,689,000	5,677,856
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)		182,000	167,950
			384,128,253
Consumer Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.15% 10/29/23		413,000	409,835
1.65% 10/29/24		10,272,000	9,765,772
2.45% 10/29/26		3,899,000	3,508,112
2.875% 8/14/24		7,954,000	7,711,844
3% 10/29/28		12,830,000	11,117,993
3.3% 1/30/32		4,200,000	3,413,072
4.45% 4/3/26		4,282,000	4,125,062
5.75% 6/6/28		190,000	188,341
6.5% 7/15/25		4,320,000	4,340,571
Ally Financial, Inc.:
5.75% 11/20/25		216,000	209,513
5.8% 5/1/25		6,894,000	6,790,571
7.1% 11/15/27		6,180,000	6,261,040
American Express Co.:
1.65% 11/4/26		60,000	53,526
2.55% 3/4/27		373,000	339,168
3.625% 12/5/24		8,000	7,789
4.2% 11/6/25		87,000	84,711
5.282% 7/27/29 (d)		546,000	540,079
5.389% 7/28/27 (d)		1,187,000	1,179,959
5.85% 11/5/27		403,000	411,664
Capital One Financial Corp.:
1.878% 11/2/27 (d)		63,000	55,229
2.618% 11/2/32 (d)		45,000	34,278
3.2% 2/5/25		5,000	4,802
3.65% 5/11/27		15,820,000	14,712,542
3.8% 1/31/28		7,795,000	7,147,663
4.166% 5/9/25 (d)		66,000	64,755
4.985% 7/24/26 (d)		6,515,000	6,367,965
5.247% 7/26/30 (d)		6,880,000	6,544,856
6.377% 6/8/34 (d)		344,000	339,795
Capstone Borrower, Inc. 8% 6/15/30 (b)		18,000	17,703
Discover Financial Services:
3.95% 11/6/24		2,567,000	2,499,956
4.5% 1/30/26		6,463,000	6,208,426
6.7% 11/29/32		1,592,000	1,584,452
Ford Motor Credit Co. LLC:
2.9% 2/16/28		275,000	234,675
2.9% 2/10/29		200,000	165,045
4% 11/13/30		610,000	516,151
4.063% 11/1/24		22,139,000	21,450,293
4.125% 8/17/27		895,000	812,095
4.271% 1/9/27		1,045,000	966,194
4.542% 8/1/26		238,000	224,365
4.687% 6/9/25		180,000	173,269
5.113% 5/3/29		400,000	367,925
5.125% 6/16/25		135,000	131,424
5.584% 3/18/24		8,575,000	8,528,519
6.86% 6/5/26	GBP	640,000	789,908
Hyundai Capital America:
1.5% 6/15/26 (b)		367,000	328,264
1.8% 10/15/25 (b)		120,000	110,684
2.375% 10/15/27 (b)		32,000	28,038
3% 2/10/27 (b)		252,000	230,397
Navient Corp.:
4.875% 3/15/28		15,000	13,065
5.875% 10/25/24		125,000	123,125
6.75% 6/25/25		57,000	56,605
OneMain Finance Corp.:
3.875% 9/15/28		850,000	697,000
4% 9/15/30		425,000	330,922
5.375% 11/15/29		94,000	81,197
6.625% 1/15/28		115,000	107,525
6.875% 3/15/25		1,241,000	1,234,766
7.125% 3/15/26		704,000	692,523
Synchrony Financial:
3.95% 12/1/27		8,719,000	7,789,891
4.25% 8/15/24		6,050,000	5,892,811
4.375% 3/19/24		7,165,000	7,078,497
5.15% 3/19/29		13,451,000	12,336,831
			177,533,048
Financial Services - 0.3%
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S) (d)	EUR	300,000	108,164
5% 4/27/27 (Reg. S) (d)	EUR	3,100,000	1,008,351
Altus Midstream LP 5.875% 6/15/30 (b)		407,000	394,184
Aon Corp. / Aon Global Holdings PLC 5.35% 2/28/33		770,000	768,759
Athene Global Funding:
1.45% 1/8/26 (b)		61,000	54,377
1.608% 6/29/26 (b)		3,350,000	2,908,857
2.717% 1/7/29 (b)		4,805,000	4,007,067
2.95% 11/12/26 (b)		131,000	118,432
Aviation Capital Group LLC:
4.125% 8/1/25 (b)		107,000	101,917
4.875% 10/1/25 (b)		122,000	117,529
5.5% 12/15/24 (b)		16,000	15,756
Blackstone Private Credit Fund:
4.875% 4/14/26	GBP	1,200,000	1,373,218
7.05% 9/29/25		8,015,000	8,070,458
Block, Inc.:
2.75% 6/1/26		360,000	327,369
3.5% 6/1/31		233,000	191,052
BP Capital Markets America, Inc.:
2.721% 1/12/32		629,000	526,460
2.772% 11/10/50		119,000	75,041
2.939% 6/4/51		186,000	121,440
3% 2/24/50		278,000	185,196
3.001% 3/17/52		373,000	244,765
3.017% 1/16/27		38,000	35,644
4.812% 2/13/33		2,809,000	2,718,933
4.893% 9/11/33		1,909,000	1,857,197
British Airways Pass Through Trust 2018-1AA equipment trust certificate 3.8% 3/20/33 (b)		15,649	14,544
Brixmor Operating Partnership LP:
2.5% 8/16/31		3,020,000	2,375,310
4.05% 7/1/30		12,288,000	11,101,111
4.125% 6/15/26		5,706,000	5,415,032
4.125% 5/15/29		6,724,000	6,116,370
Corebridge Financial, Inc.:
3.85% 4/5/29		2,590,000	2,370,241
3.9% 4/5/32		6,908,000	6,040,282
4.35% 4/5/42		701,000	554,584
4.4% 4/5/52		2,074,000	1,604,186
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.663% 5/15/45 (b)		82,000	78,348
DH Europe Finance II SARL 3.25% 11/15/39		305,000	242,014
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		777,000	764,894
Fidelity National Information Services, Inc.:
2.25% 3/1/31		190,000	153,375
3.1% 3/1/41		3,540,000	2,458,739
4.5% 8/15/46		58,000	45,744
Fiserv, Inc.:
3.2% 7/1/26		80,000	75,410
3.5% 7/1/29		7,395,000	6,749,225
3.85% 6/1/25		1,540,000	1,494,668
5.45% 3/2/28		1,260,000	1,267,403
GGAM Finance Ltd.:
7.75% 5/15/26 (b)		265,000	264,996
8% 6/15/28 (b)		297,000	301,203
Global Payments, Inc.:
2.9% 5/15/30		575,000	485,728
2.9% 11/15/31		464,000	380,177
3.2% 8/15/29		175,000	152,343
4.45% 6/1/28		1,635,000	1,540,952
Greystone Commercial Capital Trust 1 month U.S. LIBOR + 2.270% 7.6982% 5/31/25 (b)(d)(e)(g)		7,700,000	7,276,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		190,000	183,630
5.25% 5/15/27		1,580,000	1,386,450
6.25% 5/15/26		1,594,000	1,478,181
6.375% 12/15/25		323,000	307,950
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 7.0643% 12/21/65 (b)(d)(g)		156,000	112,850
Indian Railway Finance Corp. Ltd. 3.57% 1/21/32 (b)		1,010,000	864,611
Jackson Financial, Inc.:
3.125% 11/23/31		750,000	589,511
5.17% 6/8/27		2,958,000	2,899,327
5.67% 6/8/32		3,183,000	3,031,723
KfW:
0% 9/17/30 (Reg. S)	EUR	1,500,000	1,322,238
0.75% 1/15/29 (Reg. S)	EUR	100,000	96,518
2.875% 5/29/26 (Reg. S)	EUR	1,400,000	1,506,698
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,145,000	979,893
LSEGA Financing PLC 2% 4/6/28 (b)		200,000	172,786
MasterCard, Inc. 3.65% 6/1/49		200,000	160,271
Nationstar Mortgage Holdings, Inc. 6% 1/15/27 (b)		828,000	788,670
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (d)	GBP	400,000	499,081
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		7,287,000	7,238,369
PennyMac Financial Services, Inc.:
4.25% 2/15/29 (b)		1,200,000	993,318
5.75% 9/15/31 (b)		18,000	15,129
Penske Truck Leasing Co. LP:
1.2% 11/15/25 (b)		83,000	74,723
5.55% 5/1/28 (b)		5,455,000	5,351,502
6.05% 8/1/28 (b)		825,000	825,717
Pine Street Trust I 4.572% 2/15/29 (b)		7,798,000	7,147,068
Pine Street Trust II 5.568% 2/15/49 (b)		7,800,000	6,828,690
Power Finance Corp. Ltd.:
1.841% 9/21/28 (Reg. S)	EUR	2,400,000	2,183,733
6.15% 12/6/28 (b)		3,050,000	3,082,269
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.:
3.625% 3/1/29 (b)		265,000	225,550
3.875% 3/1/31 (b)		71,000	57,792
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc.:
2.875% 10/15/26 (b)		310,000	275,513
4% 10/15/33 (b)		17,000	13,441
United Shore Financial Services LLC 5.75% 6/15/27 (b)		18,000	16,584
Visa, Inc.:
2.7% 4/15/40		183,000	136,289
4.15% 12/14/35		44,000	41,514
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		495,000	404,961
Voya Financial, Inc. 5.7% 7/15/43		8,000	7,374
			135,953,469
Insurance - 0.2%
ACE INA Holdings, Inc. 3.15% 3/15/25		1,765,000	1,706,405
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	200,000	257,916
AFLAC, Inc. 3.6% 4/1/30		73,000	66,544
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (d)	EUR	395,000	344,849
Alleghany Corp. 3.25% 8/15/51		25,000	17,470
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (b)		340,000	308,696
Aon Corp.:
2.8% 5/15/30		114,000	97,887
6.25% 9/30/40		7,000	7,253
Arch Capital Finance LLC 4.011% 12/15/26		4,745,000	4,527,958
Arthur J. Gallagher & Co. 3.05% 3/9/52		3,030,000	1,900,869
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50		120,000	78,897
1.777% 11/15/30		870,000	696,526
Berkshire Hathaway Finance Corp.:
2.5% 1/15/51		355,000	221,132
2.85% 10/15/50		138,000	92,781
3.85% 3/15/52		596,000	474,785
Cincinnati Financial Corp. 6.125% 11/1/34		32,000	32,966
CNA Financial Corp.:
3.9% 5/1/29		1,400,000	1,302,963
3.95% 5/15/24		10,000	9,869
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (d)		3,225,000	3,031,500
Equitable Financial Life Global Funding 1.7% 11/12/26 (b)		10,000	8,766
Everest Reinsurance Holdings, Inc. 3.5% 10/15/50		2,100,000	1,438,981
F&G Global Funding 1.75% 6/30/26 (b)		23,000	20,453
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31		4,595,000	3,851,450
5.625% 8/16/32		6,100,000	5,887,378
Farmers Exchange Capital II 6.151% 11/1/53 (b)(d)		1,500,000	1,443,049
Farmers Exchange Capital III 5.454% 10/15/54 (b)(d)		3,335,000	2,889,677
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (d)	EUR	500,000	466,699
Five Corners Funding Trust II 2.85% 5/15/30 (b)		12,846,000	10,997,658
Great-West Lifeco Finance 2018, LP 4.581% 5/17/48 (b)		21,000	17,978
Guardian Life Insurance Co. of America 4.85% 1/24/77 (b)		7,000	5,631
Jackson National Life Global Funding 3.875% 6/11/25 (b)		77,000	73,501
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (b)		13,000	9,255
4.569% 2/1/29 (b)		9,380,000	9,053,533
Lincoln National Corp.:
3.05% 1/15/30		280,000	235,697
3.4% 1/15/31		315,000	265,897
6.3% 10/9/37		110,000	108,458
Manulife Financial Corp. 4.15% 3/4/26		55,000	53,427
Markel Group, Inc.:
3.45% 5/7/52		840,000	569,750
4.15% 9/17/50		445,000	336,896
4.3% 11/1/47		900,000	692,696
Marsh & McLennan Companies, Inc. 5.45% 3/15/53		232,000	229,001
MetLife, Inc.:
4.125% 8/13/42		49,000	40,617
5% 7/15/52		270,000	246,862
6.5% 12/15/32		20,000	21,681
Metropolitan Life Global Funding I:
4.3% 8/25/29 (b)		3,500,000	3,331,964
5.15% 3/28/33 (b)		920,000	899,526
Nationwide Mutual Insurance Co. 3 month U.S. LIBOR + 2.290% 7.842% 12/15/24 (b)(d)(g)		5,490,000	5,483,556
New York Life Global Funding 3% 1/10/28 (b)		107,000	97,919
New York Life Insurance Co. 6.75% 11/15/39 (b)		8,000	8,788
Pacific Life Global Funding II 5.5% 8/28/26 (b)		125,000	125,425
Pacific Life Insurance Co. 4.3% 10/24/67 (b)(d)		79,000	59,114
Pricoa Global Funding I 5.375% 5/15/45 (d)		5,278,000	5,160,475
Principal Financial Group, Inc. 3.7% 5/15/29		37,000	33,867
Principal Life Global Funding II 3% 4/18/26 (b)		17,000	15,857
Progressive Corp.:
3% 3/15/32		95,000	82,554
4.35% 4/25/44		20,000	16,829
Protective Life Global Funding 1.9% 7/6/28 (b)		1,595,000	1,371,653
Prudential Financial, Inc.:
3.878% 3/27/28		15,000	14,284
3.905% 12/7/47		251,000	194,630
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (d)		2,100,000	1,754,726
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (d)	GBP	950,000	945,684
6.75% 12/2/44 (Reg. S) (d)		2,025,000	1,999,688
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		165,000	147,475
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		3,200,000	3,024,000
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)		2,310,000	1,562,992
4.27% 5/15/47 (b)		43,000	34,793
4.375% 9/15/54 (b)(d)		2,100,000	2,042,869
4.9% 9/15/44 (b)		14,000	12,570
The Chubb Corp. 6% 5/11/37		130,000	138,162
The Travelers Companies, Inc. 5.35% 11/1/40		10,000	9,941
Travelers Property Casualty Corp. 7.75% 4/15/26		20,000	21,293
Unum Group:
4% 6/15/29		5,961,000	5,463,898
4.125% 6/15/51		1,330,000	939,967
5.75% 8/15/42		2,238,000	2,037,429
W.R. Berkley Corp. 3.55% 3/30/52		94,000	64,093
Willis Group North America, Inc. 5.35% 5/15/33		935,000	902,562
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (d)		900,000	705,375
			92,846,215
Mortgage Real Estate Investment Trusts - 0.0%
Arbor Realty Trust, Inc.:
4.5% 9/1/26 (b)		570,000	505,572
4.5% 3/15/27 (b)		877,000	752,898
5% 4/30/26		146,000	132,823
Great Ajax Operating Partnership LP 8.875% 9/1/27 (b)		672,000	638,805
			2,030,098
TOTAL FINANCIALS			1,530,713,990
HEALTH CARE - 0.7%
Biotechnology - 0.1%
AbbVie, Inc.:
2.95% 11/21/26		35,000	32,763
3.2% 11/21/29		529,000	476,815
4.05% 11/21/39		17,573,000	15,062,051
4.55% 3/15/35		1,449,000	1,370,596
4.7% 5/14/45		5,975,000	5,373,453
4.875% 11/14/48		578,000	533,612
Amgen, Inc.:
2.6% 8/19/26		3,835,000	3,565,579
2.8% 8/15/41		2,130,000	1,469,144
3.15% 2/21/40		155,000	115,643
5.25% 3/2/30		9,442,000	9,455,072
5.25% 3/2/33		3,916,000	3,895,638
5.6% 3/2/43		8,292,000	8,136,282
5.65% 3/2/53		1,849,000	1,832,998
5.75% 3/2/63		4,633,000	4,575,294
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		194,000	93,120
Gilead Sciences, Inc.:
1.65% 10/1/30		172,000	138,182
2.6% 10/1/40		1,466,000	1,024,197
4.5% 2/1/45		190,000	167,033
Grifols SA 4.75% 10/15/28 (b)		200,000	175,466
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30		195,000	155,190
			57,648,128
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories 4.75% 11/30/36		240,000	238,264
AdaptHealth LLC 4.625% 8/1/29 (b)		128,000	104,589
Avantor Funding, Inc.:
3.875% 7/15/28 (Reg. S)	EUR	2,500,000	2,490,790
4.625% 7/15/28 (b)		753,000	698,998
Becton, Dickinson & Co. 3.7% 6/6/27		168,000	159,289
Hologic, Inc.:
3.25% 2/15/29 (b)		511,000	443,847
4.625% 2/1/28 (b)		33,000	30,873
Mozart Borrower LP:
3.875% 4/1/29 (b)		2,751,000	2,401,555
5.25% 10/1/29 (b)		523,000	464,438
Stryker Corp.:
3.375% 11/1/25		430,000	412,473
3.5% 3/15/26		775,000	744,311
Teleflex, Inc. 4.25% 6/1/28 (b)		210,000	192,910
Varex Imaging Corp. 7.875% 10/15/27 (b)		32,000	31,840
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	400,000	431,520
			8,845,697
Health Care Providers & Services - 0.4%
180 Medical, Inc. 3.875% 10/15/29 (b)		500,000	434,800
Acadia Healthcare Co., Inc.:
5% 4/15/29 (b)		273,000	251,155
5.5% 7/1/28 (b)		118,000	111,787
Aetna, Inc.:
3.875% 8/15/47		426,000	319,614
4.125% 11/15/42		51,000	40,478
4.5% 5/15/42		6,000	5,000
4.75% 3/15/44		95,000	81,815
AHS Hospital Corp. 2.78% 7/1/51		315,000	197,656
Ascension Health:
2.532% 11/15/29		295,000	255,085
3.106% 11/15/39		610,000	462,812
3.945% 11/15/46		20,000	16,289
Banner Health 1.897% 1/1/31		71,000	56,944
BayCare Health System, Inc. 3.831% 11/15/50		2,320,000	1,804,919
Cencora, Inc. 2.7% 3/15/31		5,980,000	5,030,210
Centene Corp.:
2.45% 7/15/28		6,335,000	5,423,281
2.625% 8/1/31		2,980,000	2,370,675
3% 10/15/30		7,638,000	6,388,881
3.375% 2/15/30		5,670,000	4,852,367
4.25% 12/15/27		5,825,000	5,448,753
4.625% 12/15/29		8,604,000	7,911,378
Children's Health System of Texas 2.511% 8/15/50		360,000	215,820
Children's Hospital District of Columbia 2.928% 7/15/50		22,000	13,907
Childrens Hospital Corp. 4.115% 1/1/47		265,000	224,921
Cigna Group:
2.375% 3/15/31		65,000	53,490
2.4% 3/15/30		4,245,000	3,573,278
3.25% 4/15/25		355,000	341,799
4.375% 10/15/28		6,825,000	6,572,751
4.5% 2/25/26		3,894,000	3,815,027
CommonSpirit Health:
1.547% 10/1/25		37,000	34,045
2.76% 10/1/24		575,000	557,147
2.782% 10/1/30		37,000	31,077
3.91% 10/1/50		36,000	27,058
Community Health Systems, Inc.:
4.75% 2/15/31 (b)		744,000	554,280
5.625% 3/15/27 (b)		564,000	496,288
6% 1/15/29 (b)		78,000	65,325
6.875% 4/15/29 (b)		140,000	85,865
Cottage Health Obligated Group 3.304% 11/1/49		14,000	9,945
CVS Health Corp.:
2.7% 8/21/40		9,385,000	6,302,994
4.3% 3/25/28		152,000	145,990
4.78% 3/25/38		1,320,000	1,182,136
5.05% 3/25/48		3,000,000	2,631,333
5.125% 2/21/30		1,368,000	1,347,436
5.125% 7/20/45		1,965,000	1,750,452
5.25% 1/30/31		138,000	136,366
5.25% 2/21/33		70,000	68,455
5.773% 1/10/33 (b)		8,146	7,996
5.875% 6/1/53		1,125,000	1,098,979
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)		1,956,000	1,557,647
4.625% 6/1/30 (b)		737,000	632,164
Elevance Health, Inc.:
3.65% 12/1/27		1,260,000	1,187,642
4.101% 3/1/28		1,570,000	1,503,489
4.625% 5/15/42		1,770,000	1,572,414
5.125% 2/15/53		392,000	368,554
Encompass Health Corp.:
4.5% 2/1/28		150,000	139,332
4.625% 4/1/31		41,000	35,954
4.75% 2/1/30		486,000	442,670
Fresenius Medical Care U.S. Finance III, Inc. 1.875% 12/1/26 (b)		660,000	576,918
Hartford Healthcare 3.447% 7/1/54		68,000	45,258
HCA Holdings, Inc.:
2.375% 7/15/31		1,937,000	1,529,086
3.5% 9/1/30		3,318,000	2,898,026
3.5% 7/15/51		53,000	35,332
3.625% 3/15/32		1,631,000	1,402,777
4.125% 6/15/29		4,917,000	4,541,866
4.5% 2/15/27		709,000	685,605
5.25% 4/15/25		746,000	738,917
5.25% 6/15/26		532,000	525,535
5.25% 6/15/49		1,000,000	872,783
5.375% 2/1/25		305,000	302,961
5.375% 9/1/26		272,000	270,027
5.5% 6/15/47		590,000	537,144
5.625% 9/1/28		1,212,000	1,209,390
5.875% 2/15/26		1,135,000	1,136,548
5.875% 2/1/29		143,000	143,882
7.75% 7/15/36		2,700,000	2,946,843
HealthEquity, Inc. 4.5% 10/1/29 (b)		45,000	39,905
Humana, Inc. 3.7% 3/23/29		2,425,000	2,245,175
Kaiser Foundation Hospitals:
2.81% 6/1/41		6,820,000	4,845,951
3.002% 6/1/51		975,000	656,512
4.15% 5/1/47		200,000	170,681
Kedrion SpA 6.5% 9/1/29 (b)		1,859,000	1,580,150
Laboratory Corp. of America Holdings 3.6% 2/1/25		1,410,000	1,367,681
McKesson Corp. 0.9% 12/3/25		79,000	71,548
Memorial Health Services 3.447% 11/1/49		18,000	13,064
Memorial Sloan-Kettring Cancer Center:
2.955% 1/1/50		290,000	195,422
4.125% 7/1/52		6,000	4,967
4.2% 7/1/55		162,000	133,489
5% 7/1/42		350,000	335,620
Methodist Hospital 2.705% 12/1/50		820,000	519,713
MidMichigan Health 3.409% 6/1/50		27,000	18,570
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		1,955,000	1,441,813
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)		100,000	85,326
3.875% 5/15/32 (b)		155,000	128,607
Mount Sinai Hospital:
3.737% 7/1/49		460,000	343,946
3.981% 7/1/48		19,000	14,814
Multicare Health System 2.803% 8/15/50		10,000	6,008
New York & Presbyterian Hospital:
2.606% 8/1/60		20,000	11,160
4.024% 8/1/45		600,000	497,346
4.063% 8/1/56		390,000	315,924
NYU Hospitals Center:
3.38% 7/1/55		32,000	21,702
4.368% 7/1/47		810,000	684,482
OhioHealth Corp. 2.297% 11/15/31		8,505,000	6,942,733
Owens & Minor, Inc.:
4.375% 12/15/24		35,000	33,974
4.5% 3/31/29 (b)		320,000	271,200
6.625% 4/1/30 (b)		134,000	121,901
PeaceHealth Obligated Group 1.375% 11/15/25		165,000	150,353
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		170,000	155,032
Piedmont Healthcare, Inc.:
2.719% 1/1/42		1,780,000	1,181,227
2.864% 1/1/52		1,055,000	669,101
Prime Healthcare Services 7.25% 11/1/25 (b)		1,325,000	1,241,309
Providence St. Joseph Health Obligated Group:
2.532% 10/1/29		2,405,000	2,041,331
2.746% 10/1/26		180,000	165,498
Quest Diagnostics, Inc.:
2.95% 6/30/30		54,000	46,893
4.7% 3/30/45		150,000	130,775
5.75% 1/30/40		93,000	86,954
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		325,000	250,322
Sabra Health Care LP 3.2% 12/1/31		8,620,000	6,583,934
Select Medical Corp. 6.25% 8/15/26 (b)		20,000	19,810
Sentara Healthcare 2.927% 11/1/51		565,000	367,975
Stanford Health Care 3.027% 8/15/51		680,000	457,981
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		108,000	107,460
Sutter Health 4.091% 8/15/48		1,240,000	998,100
Tenet Healthcare Corp.:
4.25% 6/1/29		1,613,000	1,440,097
4.375% 1/15/30		300,000	266,501
4.625% 6/15/28		1,384,000	1,274,412
4.875% 1/1/26		1,412,000	1,368,768
5.125% 11/1/27		3,870,000	3,679,733
6.125% 6/15/30		741,000	718,021
6.25% 2/1/27		14,000	13,786
Texas Health Resources:
2.328% 11/15/50		14,000	7,936
4.33% 11/15/55		31,000	26,401
Toledo Hospital 5.325% 11/15/28		2,792,000	2,232,762
UnitedHealth Group, Inc.:
3.05% 5/15/41		2,030,000	1,515,861
3.25% 5/15/51		3,742,000	2,657,488
3.7% 8/15/49		115,000	89,280
3.75% 10/15/47		32,000	25,282
3.875% 8/15/59		23,000	17,790
3.95% 10/15/42		17,000	14,118
4.25% 4/15/47		770,000	654,558
4.25% 6/15/48		575,000	487,623
4.5% 4/15/33		5,670,000	5,461,480
4.625% 7/15/35		2,000	1,936
4.625% 11/15/41		110,000	100,796
4.95% 5/15/62		275,000	254,065
5.05% 4/15/53		1,087,000	1,037,583
5.2% 4/15/63		11,209,000	10,743,905
5.8% 3/15/36		820,000	868,863
5.875% 2/15/53		828,000	885,548
6.05% 2/15/63		126,000	137,256
UPMC Health System:
5.035% 5/15/33		800,000	787,872
5.377% 5/15/43		655,000	635,054
Yale-New Haven Health Services 2.496% 7/1/50		28,000	16,224
			175,841,261
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26 (b)		230,000	222,163
5% 5/15/27 (b)		200,000	192,518
5.7% 5/15/28 (b)		3,150,000	3,138,304
6.5% 5/15/30 (b)		210,000	211,124
			3,764,109
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 2.3% 3/12/31		1,245,000	1,019,157
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		347,000	306,273
4.25% 5/1/28 (b)		330,000	302,924
Thermo Fisher Scientific, Inc.:
2% 10/15/31		189,000	152,401
2.8% 10/15/41		620,000	446,579
4.977% 8/10/30		500,000	498,793
5.086% 8/10/33		1,031,000	1,036,278
			3,762,405
Pharmaceuticals - 0.2%
AstraZeneca Finance LLC:
2.25% 5/28/31		635,000	528,301
4.875% 3/3/33		430,000	430,128
4.9% 3/3/30		319,000	317,316
Bausch Health Companies, Inc.:
4.875% 6/1/28 (b)		345,000	204,721
5% 1/30/28 (b)		81,000	35,196
5% 2/15/29 (b)		483,000	200,445
5.25% 1/30/30 (b)		825,000	348,225
5.25% 2/15/31 (b)		4,832,000	2,032,717
5.5% 11/1/25 (b)		596,000	536,734
5.75% 8/15/27 (b)		178,000	111,438
6.25% 2/15/29 (b)		1,500,000	656,250
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	450,000	494,912
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)		51,454,000	49,832,257
4.4% 7/15/44 (b)		3,231,000	2,548,136
4.625% 6/25/38 (b)		570,000	491,547
4.875% 6/25/48 (b)		930,000	792,691
Bristol-Myers Squibb Co.:
2.35% 11/13/40		407,000	274,992
3.7% 3/15/52		164,000	126,126
4.125% 6/15/39		300,000	264,955
Catalent Pharma Solutions:
3.5% 4/1/30 (b)		1,302,000	1,094,887
5% 7/15/27 (b)		135,000	126,056
Elanco Animal Health, Inc. 6.65% 8/28/28 (d)		1,808,000	1,783,140
Eli Lilly & Co.:
2.25% 5/15/50		60,000	37,034
4.95% 2/27/63		320,000	312,588
GSK Consumer Healthcare Capital U.S. LLC 3.625% 3/24/32		1,305,000	1,159,277
Jazz Securities DAC 4.375% 1/15/29 (b)		295,000	264,302
Johnson & Johnson 3.625% 3/3/37		695,000	614,822
Merck & Co., Inc.:
2.75% 12/10/51		139,000	91,217
3.4% 3/7/29		1,400,000	1,303,803
5% 5/17/53		203,000	198,274
5.15% 5/17/63		99,000	96,636
Mylan NV:
5.2% 4/15/48		1,415,000	1,101,187
5.4% 11/29/43		1,480,000	1,228,927
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		290,000	262,439
5.125% 4/30/31 (b)		1,210,000	1,030,924
Pfizer Investment Enterprises:
4.75% 5/19/33		1,257,000	1,236,955
5.3% 5/19/53		1,362,000	1,362,496
5.34% 5/19/63		339,000	334,025
Pfizer, Inc.:
3.9% 3/15/39		86,000	74,574
4.1% 9/15/38		87,000	77,979
4.3% 6/15/43		117,000	105,473
4.4% 5/15/44		280,000	254,932
Royalty Pharma PLC 1.2% 9/2/25		80,000	72,873
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26		84,000	78,902
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30		3,544,000	2,915,845
3.025% 7/9/40		2,010,000	1,460,935
Utah Acquisition Sub, Inc.:
3.95% 6/15/26		4,024,000	3,803,524
5.25% 6/15/46		190,000	150,126
Valeant Pharmaceuticals International, Inc.:
8.5% 1/31/27 (b)		171,000	95,119
9.25% 4/1/26 (b)		136,000	123,186
Viatris, Inc.:
2.3% 6/22/27		120,000	104,933
2.7% 6/22/30		5,898,000	4,789,955
3.85% 6/22/40		13,139,000	9,196,061
4% 6/22/50		6,222,000	4,121,468
Wyeth LLC 5.95% 4/1/37		32,000	34,304
Zoetis, Inc.:
2% 5/15/30		173,000	142,412
5.6% 11/16/32		141,000	145,461
			101,614,138
TOTAL HEALTH CARE			351,475,738
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)		4,284,000	3,826,829
Bombardier, Inc.:
6% 2/15/28 (b)		3,890,000	3,635,701
7.125% 6/15/26 (b)		2,780,000	2,733,263
7.875% 4/15/27 (b)		4,360,000	4,351,851
BWX Technologies, Inc.:
4.125% 6/30/28 (b)		220,000	200,192
4.125% 4/15/29 (b)		602,000	535,690
HEICO Corp. 5.25% 8/1/28		1,220,000	1,210,242
Howmet Aerospace, Inc.:
5.95% 2/1/37		871,000	857,499
6.75% 1/15/28		345,000	352,972
Huntington Ingalls Industries, Inc.:
2.043% 8/16/28		1,417,000	1,201,760
4.2% 5/1/30		266,000	245,676
L3Harris Technologies, Inc.:
2.9% 12/15/29		1,062,000	923,975
4.4% 6/15/28		757,000	727,839
5.4% 1/15/27		3,505,000	3,513,514
5.4% 7/31/33		115,000	115,193
5.6% 7/31/53		120,000	120,764
Lockheed Martin Corp.:
1.85% 6/15/30		111,000	91,958
3.6% 3/1/35		245,000	215,655
4.07% 12/15/42		128,000	111,095
4.15% 6/15/53		290,000	244,440
4.5% 5/15/36		146,000	138,386
4.7% 5/15/46		145,000	135,606
4.75% 2/15/34		133,000	131,206
Moog, Inc. 4.25% 12/15/27 (b)		360,000	327,602
Northrop Grumman Corp.:
4.7% 3/15/33		891,000	863,709
4.75% 6/1/43		545,000	495,030
4.95% 3/15/53		1,103,000	1,033,163
5.25% 5/1/50		169,000	166,079
Precision Castparts Corp. 4.375% 6/15/45		70,000	60,347
Rolls-Royce PLC:
3.375% 6/18/26	GBP	1,085,000	1,246,762
5.75% 10/15/27 (b)		165,000	160,179
RTX Corp.:
1.9% 9/1/31		210,000	164,442
2.375% 3/15/32		1,000,000	804,691
3.03% 3/15/52		2,026,000	1,332,132
4.125% 11/16/28		1,666,000	1,589,938
4.35% 4/15/47		4,000	3,365
4.5% 6/1/42		138,000	120,355
5.15% 2/27/33		186,000	183,879
5.375% 2/27/53		126,000	122,817
Spirit Aerosystems, Inc.:
7.5% 4/15/25 (b)		24,000	23,703
9.375% 11/30/29 (b)		211,000	219,886
Textron, Inc. 2.45% 3/15/31		3,899,000	3,204,808
The Boeing Co.:
2.196% 2/4/26		5,759,000	5,312,709
2.25% 6/15/26		810,000	742,504
2.7% 2/1/27		246,000	224,951
2.75% 2/1/26		50,000	46,923
2.95% 2/1/30		200,000	173,137
3.1% 5/1/26		53,000	49,921
3.6% 5/1/34		2,400,000	2,031,259
3.625% 2/1/31		12,650,000	11,292,976
3.95% 8/1/59		199,000	142,647
5.04% 5/1/27		1,048,000	1,036,464
5.15% 5/1/30		4,430,000	4,358,387
5.805% 5/1/50		6,375,000	6,202,147
5.93% 5/1/60		6,437,000	6,213,490
TransDigm, Inc.:
4.875% 5/1/29		220,000	197,953
6.25% 3/15/26 (b)		1,332,000	1,319,305
7.5% 3/15/27		40,000	40,077
Triumph Group, Inc. 7.75% 8/15/25		69,000	65,102
Wesco Aircraft Holdings, Inc. 9% (b)(c)		238,000	22,610
			77,216,755
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		160,000	144,000
Rand Parent LLC 8.5% 2/15/30 (b)		215,000	204,681
			348,681
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		500,000	477,500
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		915,000	777,905
Carlisle Companies, Inc. 2.2% 3/1/32		1,890,000	1,487,462
Griffon Corp. 5.75% 3/1/28		431,000	401,694
Jeld-Wen, Inc.:
4.625% 12/15/25 (b)		275,000	266,599
4.875% 12/15/27 (b)		219,000	194,905
Masco Corp. 1.5% 2/15/28		60,000	51,063
Owens Corning:
3.95% 8/15/29		235,000	218,602
4.3% 7/15/47		5,310,000	4,263,946
PGT Innovations, Inc. 4.375% 10/1/29 (b)		237,000	219,922
Standard Industries, Inc./New Jersey:
3.375% 1/15/31 (b)		92,000	73,371
4.375% 7/15/30 (b)		381,000	326,599
4.75% 1/15/28 (b)		3,794,000	3,494,272
5% 2/15/27 (b)		10,000	9,480
			12,263,320
Commercial Services & Supplies - 0.0%
ACCO Brands Corp. 4.25% 3/15/29 (b)		347,000	296,449
ADT Corp.:
4.125% 8/1/29 (b)		348,000	303,741
4.875% 7/15/32 (b)		853,000	735,798
Advocate Health & Hospitals Corp. 3.387% 10/15/49		510,000	369,486
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)		1,175,000	898,617
6.625% 7/15/26 (b)		1,500,000	1,426,716
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (b)		1,030,000	875,500
4.625% 6/1/28 (b)		520,000	439,616
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		160,000	165,005
Clean Harbors, Inc.:
5.125% 7/15/29 (b)		95,000	89,919
6.375% 2/1/31 (b)		45,000	44,749
Enviri Corp. 5.75% 7/31/27 (b)		32,000	27,750
Garda World Security Corp.:
4.625% 2/15/27 (b)		54,000	49,956
9.5% 11/1/27 (b)		24,000	23,213
GFL Environmental, Inc.:
3.5% 9/1/28 (b)		16,000	14,134
3.75% 8/1/25 (b)		118,000	112,343
4% 8/1/28 (b)		155,000	138,371
4.75% 6/15/29 (b)		463,000	419,439
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		60,000	56,382
Madison IAQ LLC 4.125% 6/30/28 (b)		1,142,000	1,010,365
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		210,000	196,102
Pitney Bowes, Inc.:
6.875% 3/15/27 (b)		55,000	41,528
7.25% 3/15/29 (b)		110,000	79,783
PowerTeam Services LLC 9.033% 12/4/25 (b)		756,000	703,358
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
3.375% 8/31/27 (b)		385,000	342,420
5.75% 4/15/26 (b)		203,000	199,213
6.25% 1/15/28 (b)		18,000	17,143
Republic Services, Inc.:
1.45% 2/15/31		58,000	44,887
2.375% 3/15/33		3,000	2,386
5% 4/1/34		133,000	130,616
Stericycle, Inc.:
3.875% 1/15/29 (b)		834,000	726,148
5.375% 7/15/24 (b)		36,000	35,874
The Brink's Co. 4.625% 10/15/27 (b)		95,000	88,338
The Ford Foundation 2.815% 6/1/70		85,000	50,669
Waste Management, Inc.:
1.5% 3/15/31		80,000	62,357
4.625% 2/15/33		56,000	53,855
4.875% 2/15/34		186,000	181,572
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (b)		808,000	761,529
			11,215,327
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,175,000	1,127,337
Arcosa, Inc. 4.375% 4/15/29 (b)		65,000	58,466
Bioceanico Sovereign Certificate Ltd. 0% 6/5/34 (b)		133,582	93,313
Cloud Crane LLC 11.5% 9/1/28 (b)		900,000	902,340
Dycom Industries, Inc. 4.5% 4/15/29 (b)		492,000	439,297
Greensaif Pipelines Bidco SARL 6.51% 2/23/42 (b)		200,000	201,946
MasTec, Inc.:
4.5% 8/15/28 (b)		297,000	270,980
6.625% 8/15/29 (b)		43,000	41,138
SRS Distribution, Inc. 4.625% 7/1/28 (b)		343,000	305,278
TMS Issuer SARL 5.78% 8/23/32 (Reg. S)		1,160,000	1,176,112
			4,616,207
Electrical Equipment - 0.0%
EnerSys 4.375% 12/15/27 (b)		31,000	28,365
Regal Rexnord Corp.:
6.05% 2/15/26 (b)		41,000	40,779
6.05% 4/15/28 (b)		83,000	82,121
6.3% 2/15/30 (b)		35,000	34,846
6.4% 4/15/33 (b)		49,000	48,540
Sensata Technologies BV:
4% 4/15/29 (b)		370,000	324,900
5% 10/1/25 (b)		16,000	15,594
5.625% 11/1/24 (b)		74,000	73,334
Vertiv Group Corp. 4.125% 11/15/28 (b)		526,000	472,223
Wesco Distribution, Inc.:
7.125% 6/15/25 (b)		1,692,000	1,699,474
7.25% 6/15/28 (b)		1,733,000	1,763,735
			4,583,911
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	950,000	970,653
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29 (b)		58,000	53,244
5.75% 7/15/27 (b)		379,000	361,862
Burlington Northern Santa Fe LLC:
3.55% 2/15/50		166,000	127,022
4.375% 9/1/42		73,000	64,112
4.45% 1/15/53		194,000	172,867
4.55% 9/1/44		166,000	148,682
5.2% 4/15/54		1,420,000	1,397,159
5.4% 6/1/41		150,000	149,757
6.15% 5/1/37		21,000	22,856
7.082% 5/13/29		2,000	2,143
Canadian Pacific Railway Co.:
2.875% 11/15/29		265,000	233,177
3.1% 12/2/51		115,000	78,065
CSX Corp.:
2.5% 5/15/51		295,000	179,055
3.25% 6/1/27		37,000	34,823
4.25% 11/1/66		90,000	72,163
4.5% 11/15/52		45,000	39,127
6.15% 5/1/37		1,475,000	1,571,901
Norfolk Southern Corp.:
3.155% 5/15/55		317,000	208,987
3.7% 3/15/53		108,000	80,257
3.942% 11/1/47		121,000	95,898
3.95% 10/1/42		105,000	84,229
4.05% 8/15/52		145,000	115,123
4.55% 6/1/53		243,000	210,077
Ryder System, Inc. 5.25% 6/1/28		60,000	59,247
Uber Technologies, Inc.:
4.5% 8/15/29 (b)		407,000	372,654
7.5% 5/15/25 (b)		79,000	79,763
Union Pacific Corp.:
2.4% 2/5/30		95,000	81,771
2.973% 9/16/62		200,000	122,982
3.6% 9/15/37		1,015,000	848,968
3.799% 4/6/71		315,000	231,336
3.839% 3/20/60		909,000	696,255
4.95% 5/15/53		135,000	129,645
XPO, Inc.:
6.25% 5/1/25 (b)		154,000	151,553
6.25% 6/1/28 (b)		213,000	208,714
7.125% 6/1/31 (b)		645,000	648,429
XPO Escrow Sub LLC 7.5% 11/15/27 (b)		150,000	152,514
			10,257,070
Machinery - 0.0%
Caterpillar, Inc. 3.803% 8/15/42		19,000	16,105
Chart Industries, Inc. 7.5% 1/1/30 (b)		899,000	921,155
Deere & Co.:
3.1% 4/15/30		200,000	181,257
3.9% 6/9/42		55,000	48,328
Eaton Corp.:
4.15% 3/15/33		95,000	89,570
4.15% 11/2/42		73,000	63,369
4.7% 8/23/52		595,000	553,028
Flowserve Corp. 2.8% 1/15/32		405,000	321,620
Hillenbrand, Inc. 3.75% 3/1/31		291,000	244,367
OT Merger Corp. 7.875% 10/15/29 (b)		1,000,000	654,603
Otis Worldwide Corp.:
2.056% 4/5/25		73,000	69,172
5.25% 8/16/28		735,000	739,758
Parker Hannifin Corp.:
3.25% 3/1/27		45,000	42,339
4.25% 9/15/27		160,000	155,211
6.25% 5/15/38		12,000	12,692
Pentair Finance SA 4.5% 7/1/29		8,070,000	7,544,712
Terex Corp. 5% 5/15/29 (b)		180,000	165,267
Trinity Industries, Inc. 7.75% 7/15/28 (b)		165,000	167,877
Westinghouse Air Brake Tech Co.:
3.45% 11/15/26		1,490,000	1,400,843
4.95% 9/15/28		9,085,000	8,762,883
Xylem, Inc. 1.95% 1/30/28		15,000	13,160
			22,167,316
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		115,000	89,385
Passenger Airlines - 0.1%
Air Canada 2013-1 Pass Through Trust equipment trust certificate 4.125% 11/15/26 (b)		97,896	93,421
Air Canada 2015-1 Pass Through Trust equipment trust certificate 3.6% 9/15/28 (b)		78,242	72,923
Air Canada 2015-2 Class AA equipment trust certificate 3.75% 6/15/29 (b)		21,198	19,584
Air Canada 2017-1 Pass-Through Trust:
2017-1, 3.3% 7/15/31 (b)		435,240	383,497
equipment trust certificate:
3.55% 7/15/31 (b)		26,040	22,520
3.7% 7/15/27 (b)		59,738	56,863
American Airlines 2015-2 Pass Through Trust equipment trust certificate 4% 3/22/29		58,151	52,846
American Airlines, Inc.:
equipment trust certificate 3.2% 12/15/29		396,593	360,304
3% 4/15/30		27,194	24,244
7.25% 2/15/28 (b)		80,000	78,585
11.75% 7/15/25 (b)		68,000	74,429
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26 (b)		318,103	312,149
5.75% 4/20/29 (b)		990,520	947,314
British Airways 2013-1 Class A Pass Through Trust equipment trust certificate 4.625% 12/20/25 (b)		21,762	21,509
British Airways 2018-1 Class A Pass Through Trust equipment trust certificate 4.125% 3/20/33 (b)		46,567	41,872
British Airways 2019-1 Class AA Pass Through Trust equipment trust certificate:
3.3% 6/15/34 (b)		13,825	12,096
3.35% 12/15/30 (b)		30,228	26,877
Delta Air Lines Pass Through Trust 3.204% 10/25/25		183,000	179,630
Delta Air Lines Pass Through Trust 2015-1AA equipment trust certificate 3.625% 1/30/29		80,805	75,930
Delta Air Lines, Inc. 4.375% 4/19/28		160,000	151,120
Mexico City Airport Trust:
4.25% 10/31/26 (b)		4,270,000	4,060,023
5.5% 10/31/46 (b)		1,092,000	900,354
5.5% 7/31/47 (b)		3,767,000	3,117,193
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		193,330	192,655
Southwest Airlines Co.:
2.625% 2/10/30		735,000	620,900
5.125% 6/15/27		5,340,000	5,276,645
Spirit Airlines 2017-1AA Pass Through Trust equipment trust certificate 3.375% 8/15/31		16,727	14,736
United Airlines 2014-1 Pass Through Trust equipment trust certificate 4% 10/11/27		61,237	58,355
United Airlines 2014-2 Pass Through Trust equipment trust certificate 3.75% 3/3/28		9,870	9,290
United Airlines 2016-2 Class A Pass Through Trust 3.1% 4/7/30		20,569	17,840
United Airlines 2016-2 Class AA Pass Through Trust 2.875% 4/7/30		36,881	32,905
United Airlines 2016-2 Class B Pass Through Trust 3.65% 4/7/27		30,678	28,913
United Airlines 2019-1 Class AA Pass Through Trust 4.15% 2/25/33		35,621	33,152
United Airlines Pass-Through Trust:
Series 2018-1, 3.5% 9/1/31		796,880	714,883
Series 2023-1 Class A, 5.8% 7/15/37		6,000,000	5,979,016
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30		26,653	24,323
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27		124,482	119,292
United Airlines, Inc.:
equipment trust certificate:
Series 2012-2B 4% 4/29/26		109,635	106,937
4.15% 10/11/25		2,539	2,508
4.375% 4/15/26 (b)		2,258,000	2,128,011
4.55% 2/25/33		42,222	37,980
4.625% 4/15/29 (b)		595,000	529,045
United Airlines, Inc. 2018-1A Pass Through Trust 3.7% 9/1/31		29,020	25,150
United Airlines, Inc. 2019-2AA Pass Through Trust 2.7% 11/1/33		46,386	39,075
United Continental Holdings, Inc. 4.875% 1/15/25		65,000	63,410
			27,140,304
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		110,000	98,855
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		320,000	290,557
4% 7/1/29 (b)		45,000	40,386
5.95% 8/4/33		468,000	473,345
Equifax, Inc.:
2.35% 9/15/31		250,000	195,931
2.6% 12/1/24		2,095,000	2,013,628
TriNet Group, Inc.:
3.5% 3/1/29 (b)		165,000	142,062
7.125% 8/15/31 (b)		110,000	110,618
			3,365,382
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
1.875% 8/15/26		93,000	83,217
2.3% 2/1/25		29,000	27,445
2.875% 1/15/26		76,000	71,035
3.25% 3/1/25		7,000	6,699
3.25% 10/1/29		29,000	25,279
3.375% 7/1/25		7,765,000	7,397,970
5.85% 12/15/27		1,023,000	1,022,983
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		115,000	113,602
Herc Holdings, Inc. 5.5% 7/15/27 (b)		372,000	357,706
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	600,000	682,540
United Rentals North America, Inc.:
3.75% 1/15/32		825,000	693,759
3.875% 2/15/31		238,000	203,577
4% 7/15/30		175,000	153,356
4.875% 1/15/28		2,625,000	2,497,559
5.25% 1/15/30		195,000	185,312
W.W. Grainger, Inc. 4.6% 6/15/45		15,000	13,720
			13,535,759
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)		655,000	588,528
2.528% 11/18/27 (b)		6,873,000	5,867,321
2.875% 2/15/25 (b)		262,000	247,210
3.95% 7/1/24 (b)		2,862,000	2,791,664
4.25% 4/15/26 (b)		314,000	296,121
4.375% 5/1/26 (b)		3,477,000	3,277,753
5.125% 10/1/23 (b)		104,000	103,832
5.25% 5/15/24 (b)		4,602,000	4,543,216
5.5% 1/15/26 (b)		93,000	90,540
6.375% 5/4/28 (b)		6,246,000	6,195,764
DP World Ltd. 2.375% 9/25/26 (b)	EUR	1,430,000	1,454,854
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)		159,000	135,151
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	735,000	777,891
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	300,000	269,896
Sydney Airport Finance Co. Property Ltd. 3.375% 4/30/25 (b)		38,000	36,540
Transurban Finance Co. Pty Ltd. 2.45% 3/16/31 (b)		118,000	96,082
			26,772,363
TOTAL INDUSTRIALS			213,571,780
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Bank of America NA 5.526% 8/18/26		400,000	401,946
Ciena Corp. 4% 1/31/30 (b)		100,000	86,250
Commscope Technologies LLC 5% 3/15/27 (b)		43,000	23,907
CommScope, Inc.:
4.75% 9/1/29 (b)		84,000	62,424
6% 3/1/26 (b)		483,000	438,934
Hughes Satellite Systems Corp. 6.625% 8/1/26		300,000	260,250
Motorola Solutions, Inc.:
5.5% 9/1/44		108,000	99,123
5.6% 6/1/32		971,000	958,433
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		230,000	191,456
			2,522,723
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.:
2.95% 2/15/32		10,000	8,026
3.875% 1/12/28		6,000	5,554
4% 4/1/25		19,000	18,448
Coherent Corp. 5% 12/15/29 (b)		833,000	739,871
Corning, Inc.:
3.9% 11/15/49		35,000	26,281
5.35% 11/15/48		146,000	137,240
Dell International LLC/EMC Corp.:
4.9% 10/1/26		303,000	297,578
5.25% 2/1/28		371,000	370,129
5.3% 10/1/29		275,000	271,514
Imola Merger Corp. 4.75% 5/15/29 (b)		517,000	459,539
Sensata Technologies, Inc.:
3.75% 2/15/31 (b)		621,000	520,357
4.375% 2/15/30 (b)		200,000	176,895
TD SYNNEX Corp. 1.75% 8/9/26		6,930,000	6,108,658
Teledyne Technologies, Inc.:
2.25% 4/1/28		1,675,000	1,460,341
2.75% 4/1/31		4,505,000	3,759,448
TTM Technologies, Inc. 4% 3/1/29 (b)		130,000	112,918
			14,472,797
IT Services - 0.0%
Arches Buyer, Inc. 4.25% 6/1/28 (b)		323,000	280,961
CGI, Inc. 1.45% 9/14/26		109,000	96,427
Gartner, Inc.:
3.625% 6/15/29 (b)		365,000	320,598
3.75% 10/1/30 (b)		260,000	224,525
4.5% 7/1/28 (b)		165,000	153,869
Genpact Luxembourg SARL / Genpact U.S.A., Inc. 1.75% 4/10/26		960,000	868,502
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		435,000	373,901
Presidio Holdings, Inc. 4.875% 2/1/27 (b)		306,000	286,095
Tempo Acquisition LLC 5.75% 6/1/25 (b)		5,000,000	4,914,000
Twilio, Inc.:
3.625% 3/15/29		210,000	180,163
3.875% 3/15/31		85,000	71,187
Virtusa Corp. 7.125% 12/15/28 (b)		60,000	49,125
			7,819,353
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6.625% 9/15/27 (b)		346,000	345,785
Analog Devices, Inc. 2.95% 10/1/51		172,000	115,592
Broadcom, Inc.:
1.95% 2/15/28 (b)		1,620,000	1,404,885
2.45% 2/15/31 (b)		12,454,000	10,040,334
2.6% 2/15/33 (b)		12,129,000	9,377,318
3.137% 11/15/35 (b)		2,520,000	1,923,379
3.419% 4/15/33 (b)		5,657,000	4,687,539
3.5% 2/15/41 (b)		19,586,000	14,348,232
3.75% 2/15/51 (b)		5,224,000	3,746,397
4% 4/15/29 (b)		1,410,000	1,300,388
4.15% 4/15/32 (b)		1,983,000	1,776,199
4.926% 5/15/37 (b)		2,410,000	2,170,997
Entegris Escrow Corp. 5.95% 6/15/30 (b)		543,000	519,985
Entegris, Inc.:
3.625% 5/1/29 (b)		324,000	278,472
4.375% 4/15/28 (b)		359,000	327,302
Intel Corp.:
3.1% 2/15/60		20,000	12,452
3.25% 11/15/49		49,000	33,426
5.2% 2/10/33		401,000	400,674
5.625% 2/10/43		892,000	887,822
5.7% 2/10/53		938,000	928,896
5.9% 2/10/63		2,375,000	2,387,267
KLA Corp.:
3.3% 3/1/50		252,000	181,116
4.65% 7/15/32		130,000	127,741
4.95% 7/15/52		277,000	261,738
5.25% 7/15/62		112,000	108,707
Marvell Technology, Inc. 2.95% 4/15/31		100,000	83,441
NVIDIA Corp.:
2% 6/15/31		215,000	178,117
3.5% 4/1/40		100,000	83,240
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
3.125% 2/15/42		85,000	58,188
3.25% 5/11/41		146,000	103,708
3.4% 5/1/30		442,000	386,909
5% 1/15/33		43,000	40,690
ON Semiconductor Corp. 3.875% 9/1/28 (b)		571,000	508,293
Qorvo, Inc. 4.375% 10/15/29		290,000	262,744
Qualcomm, Inc.:
4.25% 5/20/32		25,000	24,042
4.5% 5/20/52		65,000	56,726
Synaptics, Inc. 4% 6/15/29 (b)		110,000	93,575
Teledyne FLIR LLC 2.5% 8/1/30		445,000	367,198
Texas Instruments, Inc.:
3.875% 3/15/39		47,000	40,722
4.15% 5/15/48		8,000	6,932
5.05% 5/18/63		256,000	245,269
TSMC Arizona Corp. 2.5% 10/25/31		702,000	580,077
Xilinx, Inc. 2.375% 6/1/30		110,000	94,072
			60,906,586
Software - 0.1%
Autodesk, Inc. 3.5% 6/15/27		53,000	50,049
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		299,000	275,080
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		135,000	133,146
Clarivate Science Holdings Corp. 3.875% 7/1/28 (b)		282,000	248,484
Cloud Software Group, Inc. 6.5% 3/31/29 (b)		52,000	46,512
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		210,000	211,365
Crowdstrike Holdings, Inc. 3% 2/15/29		125,000	107,475
Fair Isaac Corp. 4% 6/15/28 (b)		500,000	457,224
Gen Digital, Inc.:
5% 4/15/25 (b)		370,000	362,707
6.75% 9/30/27 (b)		27,000	27,068
Intuit, Inc. 1.35% 7/15/27		200,000	175,541
Microsoft Corp.:
2.675% 6/1/60		200,000	128,650
2.921% 3/17/52		3,696,000	2,620,939
NCR Corp.:
5% 10/1/28 (b)		382,000	350,598
5.125% 4/15/29 (b)		103,000	93,672
5.75% 9/1/27 (b)		58,000	58,561
6.125% 9/1/29 (b)		285,000	293,531
Open Text Corp.:
3.875% 2/15/28 (b)		490,000	436,061
3.875% 12/1/29 (b)		370,000	313,768
6.9% 12/1/27 (b)		500,000	506,518
Oracle Corp.:
2.3% 3/25/28		178,000	156,636
2.5% 4/1/25		80,000	76,171
2.65% 7/15/26		325,000	301,849
2.8% 4/1/27		7,964,000	7,315,136
2.95% 5/15/25		1,185,000	1,134,872
3.6% 4/1/40		2,735,000	2,069,829
3.6% 4/1/50		3,480,000	2,405,251
3.65% 3/25/41		2,082,000	1,571,895
3.8% 11/15/37		230,000	185,481
3.85% 7/15/36		51,000	42,187
3.85% 4/1/60		6,500,000	4,417,558
3.9% 5/15/35		45,000	38,424
3.95% 3/25/51		47,000	34,351
4% 11/15/47		930,000	693,740
4.125% 5/15/45		3,525,000	2,724,706
4.3% 7/8/34		16,000	14,347
4.375% 5/15/55		25,000	19,207
4.9% 2/6/33		1,179,000	1,126,231
5.55% 2/6/53		2,997,000	2,785,969
6.9% 11/9/52		1,315,000	1,432,155
RingCentral, Inc. 8.5% 8/15/30 (b)		115,000	113,275
Roper Technologies, Inc. 1.75% 2/15/31		200,000	156,987
ServiceNow, Inc. 1.4% 9/1/30		1,005,000	790,449
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		1,151,000	1,108,068
VMware, Inc. 4.65% 5/15/27		141,000	137,065
Workday, Inc.:
3.5% 4/1/27		405,000	382,761
3.7% 4/1/29		1,400,000	1,293,632
			39,425,181
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.65% 2/8/51		497,000	330,420
2.85% 8/5/61		580,000	377,581
3.25% 2/23/26		7,485,000	7,196,980
3.45% 2/9/45		82,000	66,531
3.75% 9/12/47		190,000	158,519
3.75% 11/13/47		29,000	24,133
3.85% 8/4/46		1,570,000	1,330,559
4.375% 5/13/45		450,000	414,261
4.85% 5/10/53		565,000	557,517
Hewlett Packard Enterprise Co. 5.25% 7/1/28		210,000	208,221
Seagate HDD Cayman:
3.125% 7/15/29		64,000	48,699
4.091% 6/1/29		96,000	84,032
4.125% 1/15/31		106,000	86,576
8.25% 12/15/29 (b)		443,000	464,707
8.5% 7/15/31 (b)		12,000	12,572
9.625% 12/1/32 (b)		102,965	114,049
			11,475,357
TOTAL INFORMATION TECHNOLOGY			136,621,997
MATERIALS - 0.3%
Chemicals - 0.1%
Air Products & Chemicals, Inc. 2.7% 5/15/40		23,000	16,736
Avient Corp. 7.125% 8/1/30 (b)		307,000	306,706
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		543,000	511,043
Braskem Idesa SAPI 6.99% 2/20/32 (b)		200,000	119,174
Celanese U.S. Holdings LLC:
6.35% 11/15/28		3,358,000	3,366,655
6.55% 11/15/30		3,406,000	3,407,678
6.7% 11/15/33		1,991,000	1,999,372
CF Industries Holdings, Inc.:
4.95% 6/1/43		624,000	527,441
5.15% 3/15/34		82,000	77,407
E.I. du Pont de Nemours & Co. 4.8% 5/15/33		255,000	245,195
Ecolab, Inc. 2.125% 2/1/32		35,000	28,497
Element Solutions, Inc. 3.875% 9/1/28 (b)		311,000	273,406
FMC Corp.:
4.5% 10/1/49		1,495,000	1,117,262
5.65% 5/18/33		1,210,000	1,153,695
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (b)		475,000	434,167
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)		110,000	92,520
2.3% 11/1/30 (b)		4,922,000	3,818,986
3.268% 11/15/40 (b)		57,000	37,916
3.468% 12/1/50 (b)		1,475,000	916,973
Invictus U.S. Newco LLC 5% 10/30/29 (b)		350,000	284,822
LSB Industries, Inc. 6.25% 10/15/28 (b)		235,000	214,920
LYB International Finance BV:
4.875% 3/15/44		1,000,000	846,996
5.25% 7/15/43		5,455,000	4,840,014
LYB International Finance III LLC 3.375% 10/1/40		668,000	480,094
Methanex Corp.:
5.125% 10/15/27		320,000	300,166
5.25% 12/15/29		155,000	141,199
5.65% 12/1/44		105,000	85,881
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)		27,000	21,894
4.875% 6/1/24 (b)		67,000	65,899
5% 5/1/25 (b)		1,246,000	1,185,878
5.25% 6/1/27 (b)		279,000	248,047
Nufarm Australia Ltd. 5% 1/27/30 (b)		280,000	249,059
Nutrien Ltd.:
2.95% 5/13/30		81,000	69,832
3.95% 5/13/50		90,000	67,277
4.125% 3/15/35		14,000	12,155
4.9% 3/27/28		1,090,000	1,065,158
4.9% 6/1/43		1,325,000	1,157,756
OCI NV 3.625% 10/15/25 (Reg. S)	EUR	2,773,800	2,926,500
Olin Corp.:
5% 2/1/30		195,000	178,556
5.125% 9/15/27		700,000	670,166
5.625% 8/1/29		320,000	306,289
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)		200,000	201,465
Rain Carbon, Inc. 12.25% 9/1/29 (b)		875,000	902,545
RPM International, Inc.:
2.95% 1/15/32		40,000	32,110
3.75% 3/15/27		88,000	82,566
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		810,000	722,763
5.875% 3/27/24		1,500,000	1,479,660
Sherwin-Williams Co. 4.5% 6/1/47		210,000	179,037
SPCM SA 3.125% 3/15/27 (b)		115,000	102,047
The Chemours Co. LLC:
4.625% 11/15/29 (b)		1,114,000	926,118
5.375% 5/15/27		27,000	25,417
5.75% 11/15/28 (b)		413,000	371,006
The Dow Chemical Co. 4.625% 10/1/44		395,000	331,344
The Scotts Miracle-Gro Co.:
4% 4/1/31		2,921,000	2,295,848
4.375% 2/1/32		625,000	494,875
4.5% 10/15/29		525,000	439,068
5.25% 12/15/26		59,000	55,884
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		147,000	136,814
Tronox, Inc. 4.625% 3/15/29 (b)		195,000	160,687
Union Carbide Corp. 7.75% 10/1/96		38,000	42,968
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		410,000	382,383
7.375% 3/1/31 (b)		40,000	39,390
			43,273,382
Construction Materials - 0.0%
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (b)		385,000	323,325
Knife River Holding Co. 7.75% 5/1/31 (b)		233,000	238,494
Martin Marietta Materials, Inc.:
2.4% 7/15/31		1,490,000	1,205,265
2.5% 3/15/30		400,000	336,101
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (b)		352,000	329,734
Vulcan Materials Co. 4.5% 6/15/47		350,000	296,467
			2,729,386
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)		200,000	195,023
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)		844,000	788,429
5.25% 8/15/27 (b)		1,260,000	1,071,897
5.25% 8/15/27 (b)		797,000	678,017
Ball Corp.:
2.875% 8/15/30		55,000	44,855
3.125% 9/15/31		395,000	319,799
6% 6/15/29		2,129,000	2,097,293
Berry Global, Inc.:
1.57% 1/15/26		1,675,000	1,523,353
4.875% 7/15/26 (b)		7,055,000	6,809,406
5.5% 4/15/28 (b)		3,240,000	3,185,290
BWAY Holding Co. 7.875% 8/15/26 (b)		692,000	681,444
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		54,000	52,070
Graphic Packaging International, Inc.:
3.5% 3/15/28 (b)		49,000	43,651
3.5% 3/1/29 (b)		175,000	150,016
3.75% 2/1/30 (b)		295,000	251,445
4.75% 7/15/27 (b)		64,000	60,793
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		40,000	36,006
Owens-Brockway Glass Container, Inc.:
6.625% 5/13/27 (b)		411,000	406,265
7.25% 5/15/31 (b)		176,000	177,575
Packaging Corp. of America 3.05% 10/1/51		108,000	68,837
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (b)		2,068,000	1,835,355
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4% 10/15/27 (b)		1,266,000	1,138,666
Sealed Air Corp.:
1.573% 10/15/26 (b)		2,750,000	2,417,210
4% 12/1/27 (b)		229,000	209,581
6.875% 7/15/33 (b)		210,000	211,197
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)		340,000	334,076
TriMas Corp. 4.125% 4/15/29 (b)		131,000	114,298
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		430,000	405,603
WRKCo, Inc. 4.65% 3/15/26		88,000	85,656
			25,393,106
Metals & Mining - 0.1%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (b)		110,000	98,998
6.125% 5/15/28 (b)		200,000	197,672
Anglo American Capital PLC:
2.25% 3/17/28 (b)		236,000	203,394
4.75% 4/10/27 (b)		200,000	193,298
5.5% 5/2/33 (b)		526,000	505,533
5.625% 4/1/30 (b)		200,000	197,350
Arsenal AIC Parent LLC 8% 10/1/30 (b)		65,000	66,381
ATI, Inc.:
4.875% 10/1/29		70,000	63,198
5.875% 12/1/27		348,000	338,430
Barrick North America Finance LLC:
5.7% 5/30/41		2,830,000	2,811,649
5.75% 5/1/43		475,000	475,003
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39		1,340,000	1,359,701
BHP Billiton Financial (U.S.A.) Ltd. 4.9% 2/28/33		103,000	101,633
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (b)		162,000	161,055
Carpenter Technology Corp. 6.375% 7/15/28		209,000	204,194
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)		194,000	172,003
4.875% 3/1/31 (b)		110,000	95,976
5.875% 6/1/27		318,000	306,239
6.75% 3/15/26 (b)		86,000	86,026
6.75% 4/15/30 (b)		335,000	319,363
Commercial Metals Co. 3.875% 2/15/31		235,000	200,309
Compass Minerals International, Inc. 6.75% 12/1/27 (b)		120,000	116,364
Corporacion Nacional del Cobre de Chile (Codelco) 5.125% 2/2/33 (b)		200,000	191,516
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		252,000	232,495
Freeport-McMoRan, Inc.:
4.125% 3/1/28		960,000	890,440
4.375% 8/1/28		6,105,000	5,663,975
4.625% 8/1/30		1,069,000	987,964
5.25% 9/1/29		305,000	295,624
5.4% 11/14/34		632,000	598,906
Glencore Finance Canada Ltd. 6.9% 11/15/37 (b)		2,000	2,118
Glencore Funding LLC:
2.5% 9/1/30 (b)		40,000	32,534
2.625% 9/23/31 (b)		260,000	206,931
2.85% 4/27/31 (b)		269,000	219,247
3.875% 10/27/27 (b)		137,000	128,259
4.625% 4/29/24 (b)		8,000	7,930
5.7% 5/8/33 (b)		1,672,000	1,638,235
Hecla Mining Co. 7.25% 2/15/28		775,000	760,992
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		55,000	51,913
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		512,000	452,775
Kinross Gold Corp.:
4.5% 7/15/27		8,460,000	8,161,284
6.25% 7/15/33 (b)		4,835,000	4,765,826
Mineral Resources Ltd.:
8% 11/1/27 (b)		150,000	149,476
8.125% 5/1/27 (b)		16,000	15,965
Newmont Corp.:
2.25% 10/1/30		3,612,000	2,935,079
2.8% 10/1/29		3,297,000	2,846,211
5.45% 6/9/44		185,000	175,697
Novelis Corp.:
3.25% 11/15/26 (b)		245,000	221,973
3.875% 8/15/31 (b)		137,000	113,431
4.75% 1/30/30 (b)		134,000	119,922
Nucor Corp. 2.979% 12/15/55		80,000	48,785
PMHC II, Inc. 9% 2/15/30 (b)		175,000	144,341
PT Indonesia Asahan Aluminium 6.53% 11/15/28 (b)		1,950,000	1,982,916
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40		68,000	66,784
Rio Tinto Finance (U.S.A.) PLC 4.125% 8/21/42		160,000	136,892
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		30,000	26,840
Southern Copper Corp. 5.875% 4/23/45		455,000	444,640
Steel Dynamics, Inc. 3.45% 4/15/30		9,595,000	8,507,355
Teck Resources Ltd.:
5.4% 2/1/43		56,000	48,914
6% 8/15/40		1,193,000	1,128,987
United States Steel Corp. 6.875% 3/1/29		167,000	166,357
			52,843,298
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24		1,850,000	1,813,925
LABL, Inc. 6.75% 7/15/26 (b)		224,000	218,945
Suzano Austria GmbH 6% 1/15/29		1,263,000	1,249,044
			3,281,914
TOTAL MATERIALS			127,521,086
MULTI SECTOR - 0.0%
Multi Sector - 0.0%
Quebec Province 6.35% 1/30/26		8,000	8,188
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33		33,000	24,350
2.95% 3/15/34		1,105,000	874,548
4.9% 12/15/30		5,395,000	5,221,970
5.15% 4/15/53		31,000	27,605
American Assets Trust LP 3.375% 2/1/31		3,370,000	2,616,279
American Homes 4 Rent LP:
2.375% 7/15/31		704,000	557,446
3.375% 7/15/51		1,089,000	695,671
3.625% 4/15/32		2,835,000	2,428,817
4.3% 4/15/52		4,065,000	3,140,463
American Tower Corp.:
1.45% 9/15/26		82,000	72,658
2.7% 4/15/31		2,423,000	1,980,991
2.95% 1/15/51		25,000	15,132
3.1% 6/15/50		3,000	1,872
3.95% 3/15/29		1,696,000	1,560,437
5.55% 7/15/33		3,537,000	3,501,202
5.65% 3/15/33		131,000	130,486
AvalonBay Communities, Inc. 3.35% 5/15/27		15,000	14,024
Boston Properties, Inc. 4.5% 12/1/28		5,210,000	4,807,567
Camden Property Trust 3.15% 7/1/29		146,000	131,216
Corporate Office Properties LP:
2% 1/15/29		600,000	472,469
2.25% 3/15/26		1,820,000	1,643,748
2.75% 4/15/31		6,209,000	4,785,484
2.9% 12/1/33		490,000	353,927
Crown Castle International Corp.:
2.1% 4/1/31		3,029,000	2,388,015
2.9% 3/15/27		125,000	114,746
CubeSmart LP 2.25% 12/15/28		2,653,000	2,246,647
Equinix, Inc.:
3.2% 11/18/29		253,000	221,640
3.9% 4/15/32		40,000	35,602
ERP Operating LP:
2.85% 11/1/26		87,000	81,141
3.25% 8/1/27		15,000	13,847
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32		3,439,000	2,772,809
4% 1/15/30		874,000	762,524
4% 1/15/31		714,000	612,448
5.25% 6/1/25		200,000	196,315
5.375% 4/15/26		8,390,000	8,215,159
5.75% 6/1/28		587,000	570,426
Goodman U.S. Finance Three, LLC 3.7% 3/15/28 (b)		57,000	51,733
Healthcare Trust of America Holdings LP:
2.05% 3/15/31		265,000	197,664
3.1% 2/15/30		1,715,000	1,460,901
3.5% 8/1/26		2,311,000	2,157,380
3.625% 1/15/28		1,692,000	1,526,329
3.875% 5/1/25		2,215,000	2,089,894
Healthpeak OP, LLC:
2.125% 12/1/28		30,000	25,633
3% 1/15/30		1,679,000	1,452,842
Hudson Pacific Properties LP:
3.25% 1/15/30		2,705,000	1,832,321
3.95% 11/1/27		385,000	302,628
4.65% 4/1/29		13,738,000	10,468,158
Invitation Homes Operating Partnership LP:
2% 8/15/31		3,991,000	3,053,871
4.15% 4/15/32		4,260,000	3,791,394
Iron Mountain, Inc.:
4.5% 2/15/31 (b)		39,000	33,503
4.875% 9/15/27 (b)		506,000	476,363
4.875% 9/15/29 (b)		1,243,000	1,123,261
5.25% 3/15/28 (b)		223,000	209,077
5.25% 7/15/30 (b)		75,000	67,674
Kilroy Realty LP 2.65% 11/15/33		2,010,000	1,395,570
Kimco Realty Op LLC:
1.9% 3/1/28		3,540,000	2,997,764
3.2% 4/1/32		1,340,000	1,111,624
4.6% 2/1/33		3,535,000	3,248,902
Kite Realty Group Trust:
4% 3/15/25		6,865,000	6,595,218
4.75% 9/15/30		10,799,000	9,885,145
LXP Industrial Trust (REIT):
2.7% 9/15/30		894,000	708,419
4.4% 6/15/24		1,319,000	1,292,842
MPT Operating Partnership LP/MPT Finance Corp.:
0.993% 10/15/26	EUR	200,000	157,231
2.5% 3/24/26	GBP	4,400,000	4,356,297
3.5% 3/15/31		1,190,000	772,754
4.625% 8/1/29		41,000	29,609
5% 10/15/27		2,450,000	1,935,444
NNN (REIT), Inc.:
3% 4/15/52		432,000	261,712
3.6% 12/15/26		47,000	43,847
4.3% 10/15/28		23,000	21,579
5.6% 10/15/33		50,000	48,996
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		5,977,000	4,461,042
3.375% 2/1/31		3,399,000	2,745,404
3.625% 10/1/29		7,647,000	6,479,572
4.5% 1/15/25		2,793,000	2,723,467
4.5% 4/1/27		1,500,000	1,418,805
4.75% 1/15/28		7,569,000	7,107,924
4.95% 4/1/24		1,152,000	1,145,738
5.25% 1/15/26		5,841,000	5,742,979
Park Intermediate Holdings LLC 4.875% 5/15/29 (b)		16,000	13,880
Physicians Realty LP:
2.625% 11/1/31		1,940,000	1,507,029
3.95% 1/15/28		136,000	124,560
Piedmont Operating Partnership LP 2.75% 4/1/32		1,374,000	928,026
Prologis LP:
1.75% 7/1/30		143,000	114,177
2.125% 10/15/50		43,000	23,200
3% 4/15/50		150,000	98,603
3.25% 6/30/26		5,000	4,740
4.75% 6/15/33		165,000	158,129
Public Storage:
1.5% 11/9/26		79,000	71,101
2.25% 11/9/31		40,000	32,358
5.1% 8/1/33		171,000	169,547
Realty Income Corp.:
1.8% 3/15/33		32,000	23,408
2.2% 6/15/28		791,000	686,488
2.85% 12/15/32		1,553,000	1,258,668
3.1% 12/15/29		6,510,000	5,748,393
3.25% 1/15/31		1,193,000	1,031,621
3.4% 1/15/28		5,340,000	4,952,676
3.875% 7/15/24		59,000	58,018
3.875% 4/15/25		24,000	23,366
4.125% 10/15/26		20,000	19,328
Regency Centers LP 3.7% 6/15/30		177,000	158,657
Retail Opportunity Investments Partnership LP:
4% 12/15/24		877,000	851,328
5% 12/15/23		626,000	620,104
RHP Hotel Properties LP/RHP Finance Corp.:
4.75% 10/15/27		213,000	198,034
7.25% 7/15/28 (b)		334,000	335,669
Safehold Operating Partnership LP 2.8% 6/15/31		146,000	112,448
SBA Communications Corp.:
3.125% 2/1/29		956,000	818,517
3.875% 2/15/27		400,000	369,828
Scentre Management Ltd./ RE1 Ltd.:
3.25% 10/28/25 (b)		29,000	27,440
3.5% 2/12/25 (b)		41,000	39,590
Senior Housing Properties Trust:
4.375% 3/1/31		350,000	264,079
4.75% 5/1/24		275,000	261,014
4.75% 2/15/28		2,792,000	2,132,101
9.75% 6/15/25		250,000	245,829
Service Properties Trust:
5.5% 12/15/27		100,000	88,509
7.5% 9/15/25		18,000	17,785
Simon Property Group LP:
2.45% 9/13/29		2,680,000	2,268,317
3.25% 9/13/49		168,000	109,766
SITE Centers Corp.:
3.625% 2/1/25		2,396,000	2,279,617
4.25% 2/1/26		5,582,000	5,226,233
Spirit Realty LP 2.7% 2/15/32		7,905,000	6,196,363
Store Capital Corp.:
2.75% 11/18/30		1,957,000	1,435,679
4.625% 3/15/29		2,475,000	2,130,237
Sun Communities Operating LP:
2.3% 11/1/28		1,550,000	1,303,105
2.7% 7/15/31		11,527,000	9,152,254
UDR, Inc.:
1.9% 3/15/33		14,000	10,214
2.1% 8/1/32		47,000	35,254
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)		585,000	493,121
Ventas Realty LP:
3% 1/15/30		10,008,000	8,526,735
3.25% 10/15/26		6,000	5,549
3.5% 2/1/25		13,000	12,504
3.75% 5/1/24		17,000	16,744
3.85% 4/1/27		518,000	485,284
4% 3/1/28		2,712,000	2,519,335
4.125% 1/15/26		1,630,000	1,567,573
4.75% 11/15/30		13,000,000	12,191,497
VICI Properties LP:
4.375% 5/15/25		749,000	728,185
4.75% 2/15/28		6,736,000	6,405,513
4.95% 2/15/30		6,670,000	6,273,802
5.125% 5/15/32		4,086,000	3,786,983
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (b)		125,000	119,743
3.75% 2/15/27 (b)		52,000	47,737
3.875% 2/15/29 (b)		1,460,000	1,289,049
4.125% 8/15/30 (b)		668,000	584,891
4.25% 12/1/26 (b)		2,608,000	2,456,928
4.5% 9/1/26 (b)		400,000	378,608
4.5% 1/15/28 (b)		539,000	500,181
4.625% 6/15/25 (b)		85,000	82,266
4.625% 12/1/29 (b)		2,909,000	2,627,845
5.625% 5/1/24 (b)		1,344,000	1,333,490
5.75% 2/1/27 (b)		21,000	20,581
Vornado Realty LP:
2.15% 6/1/26		1,762,000	1,523,044
3.4% 6/1/31		6,373,000	4,702,988
Welltower OP LLC:
2.7% 2/15/27		1,090,000	999,811
2.75% 1/15/31		6,560,000	5,412,275
2.8% 6/1/31		2,305,000	1,901,315
Weyerhaeuser Co. 4% 4/15/30		1,400,000	1,279,317
WP Carey, Inc.:
2.25% 4/1/33		3,969,000	2,948,274
2.4% 2/1/31		2,070,000	1,654,483
3.85% 7/15/29		1,725,000	1,553,003
4% 2/1/25		4,482,000	4,363,474
4.25% 10/1/26		63,000	60,545
4.6% 4/1/24		7,436,000	7,377,586
			290,263,737
Real Estate Management & Development - 0.1%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	733,500	477,222
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	2,355,000	2,000,678
2.625% 10/20/28 (Reg. S)	GBP	350,000	338,618
Brandywine Operating Partnership LP:
3.95% 11/15/27		5,608,000	4,616,196
4.1% 10/1/24		4,892,000	4,670,761
4.55% 10/1/29		1,707,000	1,333,854
7.55% 3/15/28		6,570,000	6,160,416
CBRE Group, Inc. 4.875% 3/1/26		12,670,000	12,394,447
Essex Portfolio LP:
1.7% 3/1/28		515,000	436,385
2.65% 3/15/32		115,000	91,605
Extra Space Storage LP:
2.2% 10/15/30		2,308,000	1,841,430
2.35% 3/15/32		4,011,000	3,120,157
2.4% 10/15/31		645,000	506,359
3.9% 4/1/29		610,000	558,628
5.5% 7/1/30		100,000	99,161
Global Towers Partners Acquisition Partners I LLC 3.482% 6/15/50 (b)		105,000	100,418
Greystar Real Estate Partners 7.75% 9/1/30 (b)		50,000	50,503
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	775,000	605,067
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	800,000	450,916
Host Hotels & Resorts LP 2.9% 12/15/31		840,000	662,335
Howard Hughes Corp.:
4.125% 2/1/29 (b)		300,000	247,500
4.375% 2/1/31 (b)		385,000	306,826
5.375% 8/1/28 (b)		850,000	765,291
Kennedy-Wilson, Inc.:
4.75% 3/1/29		90,000	72,317
4.75% 2/1/30		225,000	173,333
5% 3/1/31		38,000	28,745
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,500,000	1,325,747
Mid-America Apartments LP 4.2% 6/15/28		82,000	77,951
Samhallsbyggnadsbolaget I Norden AB:
1.75% 1/14/25 (Reg. S)	EUR	200,000	161,390
2.25% 8/12/27 (Reg. S)	EUR	400,000	258,015
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	400,000	371,906
Tanger Properties LP:
2.75% 9/1/31		4,140,000	3,079,781
3.125% 9/1/26		3,497,000	3,173,432
3.875% 7/15/27		13,369,000	11,934,638
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)		1,400,000	1,284,001
5.75% 1/15/28 (b)		280,000	271,393
5.875% 6/15/27 (b)		1,500,000	1,473,795
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	780,000	734,815
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (b)		328,000	289,460
			66,545,492
TOTAL REAL ESTATE			356,809,229
UTILITIES - 0.6%
Electric Utilities - 0.4%
AEP Texas, Inc.:
2.1% 7/1/30		2,550,000	2,067,503
3.45% 5/15/51		560,000	378,154
3.8% 10/1/47		845,000	610,800
3.95% 6/1/28		505,000	474,523
5.25% 5/15/52		494,000	454,709
5.4% 6/1/33		1,019,000	1,007,499
6.65% 2/15/33		21,000	22,298
AEP Transmission Co. LLC:
2.75% 8/15/51		807,000	499,590
3.15% 9/15/49		122,000	83,122
3.65% 4/1/50		58,000	43,739
3.75% 12/1/47		850,000	659,269
4% 12/1/46		375,000	307,252
Alabama Power Co.:
3% 3/15/52		171,000	110,752
3.05% 3/15/32		95,000	81,519
3.75% 3/1/45		1,015,000	774,343
3.85% 12/1/42		700,000	556,785
4.1% 1/15/42		225,000	180,955
4.3% 7/15/48		10,000	8,224
5.5% 3/15/41		36,000	34,395
6.125% 5/15/38		861,000	902,799
Alliant Energy Finance LLC 1.4% 3/15/26 (b)		2,300,000	2,047,618
American Electric Power Co., Inc. 2.031% 3/15/24		51,000	49,898
American Transmission Systems, Inc. 2.65% 1/15/32 (b)		567,000	464,336
Arizona Public Service Co.:
2.6% 8/15/29		340,000	294,433
3.5% 12/1/49		1,100,000	743,524
3.75% 5/15/46		825,000	597,275
4.25% 3/1/49		29,000	22,125
4.7% 1/15/44		4,000	3,271
6.35% 12/15/32		3,735,000	3,932,729
Atlantic City Electric Co. 2.3% 3/15/31		425,000	347,818
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (d)	EUR	760,000	714,673
Baltimore Gas & Electric Co.:
2.9% 6/15/50		49,000	31,409
3.2% 9/15/49		183,000	123,878
3.75% 8/15/47		190,000	143,552
4.25% 9/15/48		40,000	32,734
5.4% 6/1/53		583,000	574,936
CenterPoint Energy Houston Electric LLC:
2.9% 7/1/50		58,000	37,755
3.95% 3/1/48		1,205,000	966,774
5.3% 4/1/53		366,000	363,549
Cincinnati Gas & Electric Co.:
4.3% 2/1/49		43,000	34,870
5.25% 4/1/33		1,287,000	1,290,102
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)		225,000	184,990
4.75% 3/15/28 (b)		60,000	55,479
Cleco Corporate Holdings LLC 3.375% 9/15/29		4,448,000	3,767,999
Cleveland Electric Illuminating Co. 5.5% 8/15/24		5,000	4,980
Comision Federal de Electricidad:
3.348% 2/9/31 (b)		549,000	434,989
4.688% 5/15/29 (b)		2,277,000	2,064,806
Commonwealth Edison Co.:
3.2% 11/15/49		239,000	163,557
3.7% 8/15/28		250,000	236,054
3.7% 3/1/45		1,190,000	917,002
4% 3/1/48		8,000	6,442
4.35% 11/15/45		415,000	349,251
4.9% 2/1/33		945,000	927,569
5.3% 2/1/53		717,000	702,061
Connecticut Light & Power Co.:
4% 4/1/48		69,000	56,174
4.9% 7/1/33		581,000	572,501
5.25% 1/15/53		670,000	654,367
Dominion Energy South Carolina:
5.1% 6/1/65		275,000	255,397
5.45% 2/1/41		285,000	275,868
DPL, Inc. 4.35% 4/15/29		2,480,000	2,135,913
DTE Electric Co.:
2.25% 3/1/30		625,000	530,448
3.75% 8/15/47		1,050,000	800,132
3.95% 6/15/42		11,000	8,893
3.95% 3/1/49		265,000	209,850
4% 4/1/43		142,000	114,681
5.4% 4/1/53		492,000	489,277
Duke Energy Carolinas LLC:
2.95% 12/1/26		370,000	348,217
3.2% 8/15/49		15,000	10,309
3.7% 12/1/47		29,000	21,916
3.95% 3/15/48		197,000	154,718
4% 9/30/42		2,000,000	1,622,242
4.25% 12/15/41		2,545,000	2,154,258
5.35% 1/15/53		1,710,000	1,662,075
6.1% 6/1/37		775,000	800,308
Duke Energy Corp. 3.85% 6/15/34	EUR	800,000	794,520
Duke Energy Florida LLC:
1.75% 6/15/30		217,000	174,800
2.4% 12/15/31		1,010,000	824,274
2.5% 12/1/29		511,000	440,685
3% 12/15/51		827,000	541,492
4.2% 7/15/48		104,000	85,153
5.9% 3/1/33		12,000	12,201
6.35% 9/15/37		675,000	717,816
Duke Energy Industries, Inc.:
2.75% 4/1/50		298,000	181,723
3.25% 10/1/49		125,000	85,142
5.4% 4/1/53		436,000	423,779
Duke Energy Progress LLC:
3.45% 3/15/29		434,000	398,679
3.7% 10/15/46		5,000	3,733
4% 4/1/52		815,000	636,814
4.1% 5/15/42		8,000	6,592
5.25% 3/15/33		208,000	208,157
5.35% 3/15/53		679,000	658,509
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		70,000	55,788
2.775% 1/7/32 (b)		4,273,000	3,297,009
Edison International:
5.25% 11/15/28		1,162,000	1,134,440
6.95% 11/15/29		626,000	659,919
EDP Finance BV 1.71% 1/24/28 (b)		264,000	225,236
Electricite de France SA 5.5% 1/25/35 (Reg. S)	GBP	800,000	926,998
Enel Chile SA 4.875% 6/12/28		25,000	23,775
ENEL Finance International NV 2.25% 7/12/31 (b)		6,263,000	4,869,290
Enel SpA 3.375% (Reg. S) (d)(h)	EUR	335,000	336,921
Entergy Louisiana LLC:
1.6% 12/15/30		218,000	168,800
2.4% 10/1/26		1,070,000	981,001
2.9% 3/15/51		118,000	73,776
3.12% 9/1/27		21,000	19,438
4.2% 4/1/50		40,000	32,026
Entergy Mississippi LLC:
3.5% 6/1/51		96,000	66,691
3.85% 6/1/49		14,000	10,454
5% 9/1/33		323,000	312,878
Entergy Texas Restoration Funding II LLC 3.697% 12/15/36		85,000	76,559
Entergy, Inc.:
1.75% 3/15/31		3,109,000	2,434,688
2.65% 6/15/51		130,000	77,606
3.55% 9/30/49		22,000	15,570
4% 6/1/28		81,000	77,280
Evergy Kansas Central:
4.125% 3/1/42		655,000	533,220
5.7% 3/15/53		650,000	649,540
Evergy Kansas Metro 4.2% 6/15/47		21,000	16,948
Eversource Energy:
1.65% 8/15/30		895,000	704,134
4.6% 7/1/27		15,000	14,598
5.125% 5/15/33		170,000	164,491
5.45% 3/1/28		336,000	337,127
Exelon Corp.:
4.95% 6/15/35		3,000	2,801
5.6% 3/15/53		97,000	93,587
Fells Point Funding Trust 3.046% 1/31/27 (b)		496,073	453,632
FirstEnergy Corp.:
2.25% 9/1/30		385,000	309,005
3.4% 3/1/50		694,000	459,342
FirstEnergy Transmission LLC:
4.55% 4/1/49 (b)		631,000	509,950
5.45% 7/15/44 (b)		23,000	20,850
Florida Power & Light Co.:
3.7% 12/1/47		164,000	127,852
3.8% 12/15/42		1,280,000	1,045,392
3.95% 3/1/48		19,000	15,428
4.8% 5/15/33		128,000	125,040
5.1% 4/1/33		680,000	680,004
5.25% 2/1/41		500,000	487,408
5.3% 4/1/53		366,000	362,674
5.4% 9/1/35		17,000	16,926
Fortis, Inc. 3.055% 10/4/26		301,000	279,185
Georgia Power Co. 4.3% 3/15/42		525,000	439,378
Hydro-Quebec 8.05% 7/7/24		1,455,000	1,489,134
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	250,000	318,384
Indiana Michigan Power Co.:
4.55% 3/15/46		30,000	26,071
5.625% 4/1/53		155,000	156,254
Interstate Power and Light Co. 4.1% 9/26/28		23,000	21,896
ITC Holdings Corp.:
2.95% 5/14/30 (b)		262,000	223,928
3.65% 6/15/24		16,000	15,710
4.95% 9/22/27 (b)		456,000	448,601
5.4% 6/1/33 (b)		637,000	625,855
Jersey Central Power & Light Co.:
2.75% 3/1/32 (b)		2,060,000	1,677,259
6.15% 6/1/37		23,000	23,508
Kentucky Utilities Co. 5.125% 11/1/40		35,000	32,786
Louisville Gas & Electric Co. 5.125% 11/15/40		345,000	311,214
Massachusetts Electric Co. 5.9% 11/15/39 (b)		28,000	27,552
Metropolitan Edison Co. 4.3% 1/15/29 (b)		2,755,000	2,608,359
Mid-Atlantic Interstate Transmission LLC 4.1% 5/15/28 (b)		584,000	553,196
MidAmerican Energy Co.:
3.65% 4/15/29		20,000	18,637
3.65% 8/1/48		58,000	43,201
Mississippi Power Co. 3.95% 3/30/28		16,000	15,074
Mong Duong Finance Holdings BV 5.125% 5/7/29 (Reg. S)		250,000	225,640
Monongahela Power Co. 4.1% 4/15/24 (b)		20,000	19,795
Nevada Power Co.:
5.375% 9/15/40		18,000	17,214
6.65% 4/1/36		1,550,000	1,642,491
NextEra Energy Capital Holdings, Inc.:
2.25% 6/1/30		970,000	797,354
2.75% 11/1/29		1,660,000	1,434,608
3.55% 5/1/27		15,000	14,138
5% 7/15/32		30,000	28,987
5.05% 2/28/33		231,000	223,572
5.25% 2/28/53		81,000	74,997
5.749% 9/1/25		1,979,000	1,983,688
6.051% 3/1/25		1,510,000	1,515,953
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		29,000	27,768
4.5% 9/15/27 (b)		31,000	28,775
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (d)	EUR	1,050,000	990,670
Niagara Mohawk Power Corp. 4.278% 12/15/28 (b)		19,000	17,831
Northern States Power Co.:
2.6% 6/1/51		68,000	41,546
4.5% 6/1/52		78,000	67,299
5.1% 5/15/53		649,000	613,521
6.2% 7/1/37		5,000	5,315
6.25% 6/1/36		370,000	396,802
NRG Energy, Inc.:
2% 12/2/25 (b)		3,120,000	2,834,612
2.45% 12/2/27 (b)		106,000	89,982
3.375% 2/15/29 (b)		173,000	142,598
3.625% 2/15/31 (b)		913,000	712,532
3.875% 2/15/32 (b)		794,000	613,590
5.25% 6/15/29 (b)		447,000	402,345
5.75% 1/15/28		630,000	596,027
6.625% 1/15/27		141,000	139,248
Ohio Power Co.:
1.625% 1/15/31		456,000	357,287
2.6% 4/1/30		101,000	85,521
2.9% 10/1/51		799,000	505,275
4% 6/1/49		17,000	13,283
5% 6/1/33		522,000	508,706
Oklahoma Gas & Electric Co. 5.4% 1/15/33		45,000	45,003
Oncor Electric Delivery Co. LLC:
2.7% 11/15/51		175,000	107,385
3.1% 9/15/49		54,000	36,672
4.95% 9/15/52 (b)		190,000	176,245
5.35% 10/1/52		16,000	15,663
Pacific Gas & Electric Co.:
1.7% 11/15/23		58,000	57,464
2.95% 3/1/26		80,000	73,811
3.25% 2/16/24		128,000	126,379
3.45% 7/1/25		97,686	92,736
3.5% 8/1/50		128,000	80,544
3.95% 12/1/47		1,700,000	1,133,073
4% 12/1/46		1,045,000	691,469
4.2% 6/1/41		63,000	45,583
4.25% 3/15/46		540,000	368,588
4.5% 7/1/40		2,295,000	1,767,387
4.55% 7/1/30		3,080,000	2,769,731
4.6% 6/15/43		57,000	42,773
4.65% 8/1/28		2,319,000	2,164,184
4.95% 7/1/50		4,503,000	3,481,834
6.1% 1/15/29		383,000	378,502
6.4% 6/15/33		382,000	376,789
6.75% 1/15/53		700,000	680,362
PacifiCorp:
2.9% 6/15/52		1,000,000	589,695
3.3% 3/15/51		112,000	71,381
4.125% 1/15/49		884,000	646,329
4.15% 2/15/50		738,000	541,358
5.25% 6/15/35		1,320,000	1,221,916
5.35% 12/1/53		1,240,000	1,068,647
5.5% 5/15/54		3,000	2,657
5.75% 4/1/37		925,000	908,822
Pattern Energy Operations LP 4.5% 8/15/28 (b)		90,000	81,937
PECO Energy Co.:
2.8% 6/15/50		401,000	253,879
3.9% 3/1/48		231,000	183,731
4.375% 8/15/52		827,000	704,389
4.9% 6/15/33		2,130,000	2,093,762
Pennsylvania Electric Co. 4.15% 4/15/25 (b)		330,000	319,058
Pepco Holdings LLC 7.45% 8/15/32		29,000	30,929
PG&E Corp.:
5% 7/1/28		1,547,000	1,423,097
5.25% 7/1/30		979,000	869,765
PG&E Recovery Funding LLC 5.536% 7/15/49		119,000	119,306
PG&E Wildfire Recovery:
4.263% 6/1/38		31,000	28,822
5.099% 6/1/54		85,000	82,025
5.212% 12/1/49		23,000	22,152
Pinnacle West Capital Corp. 1.3% 6/15/25		23,000	21,232
Potomac Electric Power Co. 6.5% 11/15/37		10,000	10,910
PPL Electric Utilities Corp.:
4.125% 6/15/44		925,000	761,916
4.15% 10/1/45		790,000	653,506
5.25% 5/15/53		876,000	850,779
6.25% 5/15/39		350,000	373,373
PT Perusahaan Listrik Negara 1.875% 11/5/31 (b)	EUR	1,500,000	1,247,203
Public Service Co. of Colorado:
2.7% 1/15/51		198,000	119,348
4.05% 9/15/49		77,000	59,761
5.25% 4/1/53		2,956,000	2,729,713
Public Service Co. of New Hampshire 5.15% 1/15/53		244,000	236,735
Public Service Co. of Oklahoma:
3.15% 8/15/51		70,000	45,726
5.25% 1/15/33		113,000	110,886
6.625% 11/15/37		32,000	33,644
Public Service Electric & Gas Co.:
2.05% 8/1/50		88,000	49,472
2.25% 9/15/26		28,000	25,841
3.2% 8/1/49		180,000	126,874
3.6% 12/1/47		410,000	311,736
3.65% 9/1/28		960,000	902,112
3.65% 9/1/42		625,000	492,528
3.95% 5/1/42		505,000	419,895
4.65% 3/15/33		3,840,000	3,721,574
5.125% 3/15/53		273,000	266,189
5.375% 11/1/39		12,000	11,391
5.8% 5/1/37		24,000	24,498
Puget Sound Energy, Inc.:
2.893% 9/15/51		38,000	23,772
5.448% 6/1/53		15,000	14,655
5.764% 7/15/40		311,000	296,498
SCE Recovery Funding LLC:
4.697% 6/15/42		31,000	29,966
5.112% 12/14/49		9,000	8,496
SIGECO Securitization I LLC:
5.026% 11/15/38		22,000	21,655
5.172% 5/15/43		8,000	7,660
Southern California Edison Co.:
2.25% 6/1/30		1,225,000	1,017,576
2.5% 6/1/31		190,000	156,252
2.85% 8/1/29		52,000	45,748
2.95% 2/1/51		257,000	163,210
3.6% 2/1/45		2,937,000	2,130,452
3.65% 3/1/28		29,000	27,102
3.7% 8/1/25		58,000	56,058
3.9% 12/1/41		595,000	451,626
4.125% 3/1/48		139,000	109,549
4.9% 6/1/26		2,295,000	2,280,726
5.3% 3/1/28		4,374,000	4,390,338
5.55% 1/15/37		443,000	430,708
5.875% 12/1/53		1,079,000	1,073,589
5.95% 11/1/32		740,000	767,009
5.95% 2/1/38		8,000	8,125
Southern Co. 1.875% 9/15/81 (d)	EUR	1,600,000	1,367,357
Southwestern Electric Power Co.:
1.65% 3/15/26		91,000	82,772
3.25% 11/1/51		100,000	64,670
3.9% 4/1/45		36,000	26,486
4.1% 9/15/28		11,000	10,421
5.3% 4/1/33		126,000	123,342
Southwestern Public Service Co.:
4.5% 8/15/41		35,000	29,387
5.15% 6/1/52		3,000,000	2,632,896
Systems Energy Resource, Inc. 6% 4/15/28		335,000	329,299
Tampa Electric Co. 4.45% 6/15/49		800,000	658,275
Tucson Electric Power Co.:
3.05% 3/15/25		17,000	16,371
3.25% 5/15/32		1,200,000	1,030,198
4.85% 12/1/48		127,000	108,661
5.5% 4/15/53		133,000	127,963
Union Electric Co.:
2.95% 6/15/27		18,000	16,725
3.9% 4/1/52		38,000	29,859
4% 4/1/48		59,000	45,869
5.45% 3/15/53		348,000	342,024
Virginia Electric & Power Co.:
3.45% 2/15/24		14,000	13,846
4% 1/15/43		352,000	285,867
5.7% 8/15/53		250,000	248,171
6% 1/15/36		470,000	485,721
6% 5/15/37		930,000	954,856
6.35% 11/30/37		6,000	6,278
8.875% 11/15/38		19,000	24,639
Vistra Operations Co. LLC:
3.7% 1/30/27 (b)		2,900,000	2,667,123
4.3% 7/15/29 (b)		146,000	129,508
4.375% 5/1/29 (b)		1,091,000	961,872
5% 7/31/27 (b)		383,000	360,215
5.5% 9/1/26 (b)		888,000	856,535
5.625% 2/15/27 (b)		6,294,000	6,059,295
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	250,000	315,196
Wisconsin Power & Light Co.:
4.1% 10/15/44		240,000	184,759
4.95% 4/1/33		2,405,000	2,330,072
Wisconsin Public Service Corp. 4.752% 11/1/44		30,000	26,162
Xcel Energy, Inc.:
1.75% 3/15/27		880,000	780,430
3.4% 6/1/30		65,000	57,618
4% 6/15/28		1,700,000	1,610,817
			178,987,526
Gas Utilities - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		568,000	525,236
5.875% 8/20/26		5,338,000	5,064,155
APT Pipelines Ltd. 4.25% 7/15/27 (b)		17,000	16,206
Atmos Energy Corp.:
1.5% 1/15/31		95,000	74,110
2.85% 2/15/52		27,000	17,460
4.15% 1/15/43		17,000	14,234
5.5% 6/15/41		57,000	55,624
5.75% 10/15/52		193,000	201,101
Boston Gas Co. 3.001% 8/1/29 (b)		15,000	12,926
Brooklyn Union Gas Co.:
3.865% 3/4/29 (b)		30,000	27,510
4.273% 3/15/48 (b)		29,000	21,327
Cameron LNG LLC:
3.302% 1/15/35 (b)		914,000	756,566
3.402% 1/15/38 (b)		134,000	109,622
3.701% 1/15/39 (b)		28,000	22,519
CenterPoint Energy Resources Corp.:
5.25% 3/1/28		3,312,000	3,304,305
5.4% 3/1/33		785,000	785,286
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)		15,000	14,100
Keyspan Gas East Corp. 5.994% 3/6/33 (b)		2,860,000	2,839,087
Nakilat, Inc. 6.067% 12/31/33 (b)		574,552	592,035
ONE Gas, Inc. 4.5% 11/1/48		11,000	9,027
Piedmont Natural Gas Co., Inc.:
3.5% 6/1/29		138,000	125,120
5.05% 5/15/52		45,000	39,683
Southern California Gas Co.:
2.55% 2/1/30		35,000	29,760
2.6% 6/15/26		32,000	29,849
Southern Co. Gas Capital Corp.:
3.15% 9/30/51		527,000	340,560
4.4% 6/1/43		870,000	697,640
4.4% 5/30/47		45,000	36,043
5.875% 3/15/41		1,270,000	1,253,454
Southern Natural Gas Co. LLC:
4.8% 3/15/47 (b)		5,000	4,063
8% 3/1/32		10,000	11,293
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		216,000	190,076
Texas Eastern Transmission LP 3.5% 1/15/28 (b)		941,000	868,924
			18,088,901
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
4.5% 2/15/28 (b)		317,000	293,455
5% 2/1/31 (b)		3,365,000	2,847,037
5.125% 3/15/28 (b)		2,835,000	2,582,912
5.25% 6/1/26 (b)		95,000	93,212
Constellation Energy Generation, LLC:
3.25% 6/1/25		32,000	30,629
5.6% 6/15/42		269,000	253,589
5.75% 10/1/41		80,000	76,270
5.8% 3/1/33		914,000	931,071
6.25% 10/1/39		45,000	45,570
Emera U.S. Finance LP:
2.639% 6/15/31		995,000	793,010
4.75% 6/15/46		25,000	19,567
Greenko Dutch BV 3.85% 3/29/26 (b)		188,000	169,480
TerraForm Power Operating LLC 5% 1/31/28 (b)		687,000	623,899
The AES Corp.:
3.3% 7/15/25 (b)		10,741,000	10,213,290
3.95% 7/15/30 (b)		9,327,000	8,290,326
TransAlta Corp. 6.5% 3/15/40		165,000	157,717
			27,421,034
Multi-Utilities - 0.1%
Ameren Corp.:
1.95% 3/15/27		10,000	8,989
3.5% 1/15/31		119,000	105,040
Ameren Illinois Co.:
3.25% 3/15/50		115,000	80,789
3.8% 5/15/28		309,000	294,385
4.15% 3/15/46		1,135,000	920,193
4.5% 3/15/49		520,000	456,766
4.95% 6/1/33		744,000	728,690
5.9% 12/1/52		223,000	234,859
Berkshire Hathaway Energy Co.:
2.85% 5/15/51		271,000	167,815
4.6% 5/1/53		34,000	28,013
5.15% 11/15/43		90,000	82,738
6.125% 4/1/36		1,429,000	1,495,572
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47		37,000	28,322
4.125% 5/15/49		20,000	15,828
4.3% 12/1/56		300,000	236,822
4.5% 5/15/58		23,000	18,737
4.65% 12/1/48		139,000	119,522
5.7% 12/1/36		11,000	10,927
6.15% 11/15/52		341,000	365,569
Consumers Energy Co.:
2.65% 8/15/52		447,000	277,298
3.75% 2/15/50		197,000	152,344
4.2% 9/1/52		137,000	113,090
4.35% 4/15/49		14,000	11,983
4.35% 8/31/64		14,000	10,994
4.625% 5/15/33		688,000	667,072
Dominion Energy, Inc.:
4.9% 8/1/41		1,000	877
5.25% 8/1/33		22,000	21,214
7% 6/15/38		161,000	174,240
DTE Energy Co. 4.875% 6/1/28		280,000	273,786
Engie SA 4.25% 9/6/34 (Reg. S)	EUR	400,000	437,297
NiSource, Inc.:
2.95% 9/1/29		11,346,000	9,983,887
4.8% 2/15/44		550,000	480,422
5.25% 3/30/28		1,673,000	1,665,988
5.4% 6/30/33		103,000	102,016
5.95% 6/15/41		640,000	643,856
Puget Energy, Inc.:
2.379% 6/15/28		815,000	703,287
3.65% 5/15/25		1,014,000	973,298
4.1% 6/15/30		6,189,000	5,535,498
4.224% 3/15/32		5,488,000	4,835,763
San Diego Gas & Electric Co.:
1.7% 10/1/30		3,975,000	3,164,665
2.95% 8/15/51		80,000	52,216
3% 3/15/32		311,000	264,821
3.32% 4/15/50		1,049,000	719,752
3.75% 6/1/47		1,210,000	915,727
4.5% 8/15/40		7,000	6,204
4.95% 8/15/28		320,000	316,756
5.35% 4/1/53		1,652,000	1,600,076
6% 6/1/26		20,000	20,340
6% 6/1/39		14,000	14,359
Sempra:
3.3% 4/1/25		1,255,000	1,209,044
4% 2/1/48		965,000	738,493
4.125% 4/1/52 (d)		3,845,000	3,109,035
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.7387% 5/15/67 (d)(g)		1,012,000	885,390
1.8% 10/15/30		850,000	666,349
			46,147,013
Water Utilities - 0.0%
American Water Capital Corp.:
3.45% 6/1/29		18,000	16,508
3.85% 3/1/24		19,000	18,805
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	210,000	238,241
6.125% 2/26/24	GBP	135,000	171,018
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	270,000	332,983
			777,555
TOTAL UTILITIES			271,422,029
TOTAL NONCONVERTIBLE BONDS (Cost $4,737,051,966)			4,234,934,162

U.S. Government and Government Agency Obligations - 9.3%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.0%
Fannie Mae:
0% 3/17/31	515,000	365,571
0.5% 6/17/25	1,685,000	1,556,925
0.875% 8/5/30	125,000	99,148
2.5% 2/5/24	440,000	434,542
2.875% 9/12/23	505,000	504,603
6.625% 11/15/30	1,290,000	1,468,401
Federal Farm Credit Bank 2.35% 3/10/36	1,825,000	1,379,673
Federal Home Loan Bank:
2.09% 2/22/36	1,760,000	1,291,145
3.5% 6/11/32	610,000	565,890
Freddie Mac:
6.25% 7/15/32	1,460,000	1,669,759
6.75% 3/15/31	2,560,000	2,949,245
Resolution Funding Corp.:
0% 4/15/30	599,000	439,985
0% 4/15/30	4,081,000	2,997,630
Tennessee Valley Authority:
0.75% 5/15/25	845,000	784,740
1.5% 9/15/31	780,000	623,045
2.875% 2/1/27	1,060,000	1,003,079
5.25% 9/15/39	150,000	154,193
7.125% 5/1/30	460,000	526,485
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		18,814,059
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/33	5,644,807	5,267,030
1.5% 2/15/53	598,409	537,426
U.S. Treasury Notes U.S. Treasury Inflation-Indexed Notes:
1.25% 4/15/28	21,563,623	20,764,723
1.375% 7/15/33	19,350,798	18,536,348
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		45,105,527
U.S. Treasury Obligations - 9.2%
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.32% 10/24/23	63,770,000	63,274,764
U.S. Treasury Bonds:
1.125% 5/15/40	13,343,000	8,263,799
1.125% 8/15/40	9,634,200	5,914,872
1.25% 5/15/50	58,595,000	30,627,332
1.375% 11/15/40	55,623,400	35,509,892
1.375% 8/15/50	5,618,000	3,036,573
1.625% 11/15/50	3,454,000	1,997,923
1.75% 8/15/41	71,361,200	47,948,594
1.875% 2/15/41	62,580,000	43,429,543
1.875% 2/15/51	911,000	562,009
2% 11/15/41	28,528,000	19,961,799
2% 2/15/50	47,383,500	30,342,098
2% 8/15/51	8,849,000	5,618,078
2.25% 5/15/41	104,226,300	76,797,684
2.25% 8/15/49	6,286,000	4,276,199
2.25% 2/15/52	72,472,600	48,890,696
2.375% 2/15/42	11,861,000	8,817,893
2.375% 11/15/49	9,494,200	6,639,635
2.375% 5/15/51	325,115,600	225,968,041
2.5% 2/15/45	4,887,500	3,589,067
2.5% 2/15/46	8,070,000	5,867,142
2.75% 11/15/42	1,357,900	1,064,678
2.75% 8/15/47	11,200,000	8,488,813
2.75% 11/15/47	6,321,000	4,786,182
2.875% 8/15/45	4,692,900	3,672,011
2.875% 5/15/52	249,200,000	193,451,234
3% 5/15/45	342,500	274,455
3% 5/15/47	3,564,000	2,832,405
3% 2/15/48	8,849,000	7,024,239
3% 8/15/52	994,000	792,133
3.125% 11/15/41	4,804,100	4,052,896
3.125% 2/15/42	3,727,700	3,132,433
3.125% 8/15/44	3,480,000	2,863,388
3.375% 8/15/42	11,640,000	10,100,883
3.375% 11/15/48	17,060,000	14,498,334
3.625% 8/15/43	4,576,300	4,090,247
3.625% 2/15/53	104,671,000	94,302,029
3.625% 5/15/53	16,310,000	14,709,581
3.75% 11/15/43	3,648,600	3,318,943
3.875% 2/15/43	5,289,000	4,921,249
3.875% 5/15/43	139,252,500	129,476,724
4% 11/15/42	20,316,700	19,276,263
4% 11/15/52	19,918,000	19,218,536
4.125% 8/15/53	258,000	254,533
4.375% 5/15/40	3,493,900	3,536,209
4.375% 5/15/41	4,047,100	4,077,928
4.375% 8/15/43	7,827,000	7,806,210
4.5% 8/15/39	7,848,800	8,089,783
4.75% 2/15/41	4,051,700	4,280,558
stripped coupon:
0% 5/15/32	2,893,759	2,005,154
0% 8/15/32	1,560,353	1,069,300
0% 5/15/33	10,630,831	7,040,576
0% 11/15/33	6,402,933	4,144,571
0% 2/15/36	2,700,000	1,581,811
0% 11/15/36	1,975,000	1,113,594
0% 5/15/39 (k)	66,910,000	33,209,039
0% 8/15/39	75,692,286	37,173,123
0% 8/15/40 (i)	33,992,494	15,848,283
0% 2/15/41	1,890,000	857,250
0% 5/15/41	41,450,000	18,589,319
0% 8/15/41	5,739,205	2,535,758
0% 11/15/41	850,000	369,434
0% 2/15/42	7,328,646	3,165,104
0% 5/15/42	3,192,284	1,361,907
0% 8/15/42	490,000	206,444
0% 11/15/42	1,509,800	626,851
0% 11/15/43	1,570,738	623,760
0% 5/15/44	7,670,000	2,989,797
U.S. Treasury Notes:
0.25% 6/30/25	1,883,000	1,730,448
0.375% 4/30/25	54,319,000	50,336,314
0.375% 1/31/26	8,470,000	7,644,506
0.375% 9/30/27	3,454,000	2,944,265
0.5% 4/30/27	11,936,000	10,369,400
0.5% 5/31/27	16,867,400	14,611,385
0.5% 8/31/27	22,734,000	19,533,479
0.625% 7/31/26	1,256,000	1,123,188
0.75% 4/30/26	80,016,200	72,364,651
0.75% 5/31/26	7,580,000	6,836,213
0.75% 8/31/26	4,420,000	3,957,109
0.875% 6/30/26	41,590,000	37,595,085
1% 7/31/28	4,700,000	4,022,172
1.125% 10/31/26 (i)	15,938,500	14,368,309
1.25% 11/30/26	207,200,000	187,135,593
1.25% 12/31/26	29,355,000	26,474,541
1.25% 4/30/28	188,000,000	163,956,563
1.25% 9/30/28	20,609,200	17,785,901
1.25% 8/15/31	17,459,000	14,098,143
1.5% 2/15/25	6,132,000	5,822,047
1.5% 11/30/28	40,035,000	34,872,675
1.5% 2/15/30	3,646,000	3,092,976
1.625% 5/15/26	319,100	295,093
1.625% 11/30/26	2,510,000	2,294,885
1.625% 5/15/31	10,552,000	8,838,537
1.75% 3/15/25	27,425,000	26,079,003
1.875% 2/28/27	11,936,000	10,949,881
1.875% 2/15/32	3,096,300	2,601,870
2% 8/15/25	349,600	330,946
2.125% 5/15/25	22,900,000	21,831,035
2.5% 3/31/27	25,550,000	23,941,148
2.625% 4/15/25	6,959,000	6,698,581
2.75% 5/15/25	5,762,000	5,552,002
2.75% 7/31/27	68,470,000	64,455,412
2.75% 5/31/29	87,320,000	80,661,850
2.75% 8/15/32	70,020,400	62,851,515
2.875% 6/15/25	6,132,000	5,914,745
2.875% 5/15/28	39,690,000	37,300,848
2.875% 5/15/32	447,601,000	406,774,892
3% 7/15/25	15,015,000	14,502,379
3.125% 11/15/28	6,448,500	6,105,672
3.125% 8/31/29	29,280,000	27,558,656
3.375% 5/15/33	93,816,000	88,377,604
3.5% 1/31/30	63,400,000	60,816,945
3.5% 4/30/30	45,200,000	43,335,500
3.5% 2/15/33	248,100,000	236,276,484
3.625% 3/31/28	24,800,000	24,108,313
3.625% 3/31/30	43,700,000	42,211,469
3.75% 4/15/26	12,855,000	12,577,312
3.75% 5/31/30	95,207,000	92,637,155
3.75% 6/30/30	169,000,000	164,431,719
3.875% 3/31/25	16,668,000	16,366,544
3.875% 1/15/26	2,700,000	2,648,953
3.875% 11/30/27	6,142,000	6,029,237
3.875% 9/30/29	8,449,000	8,279,690
3.875% 12/31/29	66,823,000	65,478,709
3.875% 8/15/33	46,685,000	45,853,423
4% 2/15/26	1,900,000	1,870,016
4% 6/30/28	97,950,000	96,779,192
4% 10/31/29	12,674,000	12,504,188
4% 2/28/30	57,900,000	57,162,679
4% 7/31/30	14,693,000	14,518,521
4.125% 7/31/28	141,948,000	141,116,273
4.125% 8/31/30	9,115,500	9,077,044
4.125% 11/15/32	135,383,800	135,320,339
4.25% 9/30/24	62,470,000	61,769,653
4.25% 12/31/24	21,145,000	20,886,469
4.25% 5/31/25	44,453,000	43,909,493
4.375% 10/31/24	6,800,000	6,729,609
4.375% 8/15/26	1,478,000	1,471,303
4.375% 8/31/28	18,910,000	19,026,710
4.625% 6/30/25	10,506,700	10,448,421
4.75% 7/31/25	21,062,000	21,005,231
5% 8/31/25	84,300,000	84,540,387
TOTAL U.S. TREASURY OBLIGATIONS		4,550,016,083
Other Government Related - 0.0%
Private Export Funding Corp. Secured:
1.4% 7/15/28	2,605,000	2,252,721
3.55% 1/15/24	755,000	749,016
TOTAL OTHER GOVERNMENT RELATED		3,001,737
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,953,484,050)		4,616,937,406

U.S. Government Agency - Mortgage Securities - 9.0%
	Principal Amount (a)	Value ($)
Connecticut Avenue Securities - 0.0%
U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.110% 8.4021% 1/25/40 (b)(d)(g)	400,000	393,323
Fannie Mae - 3.7%
12 month U.S. LIBOR + 1.550% 5.803% 6/1/36 (d)(g)	2,383	2,408
12 month U.S. LIBOR + 1.590% 5.136% 5/1/35 (d)(g)	1,438	1,447
12 month U.S. LIBOR + 1.820% 4.295% 2/1/35 (d)(g)	22,077	22,240
12 month U.S. LIBOR + 1.950% 5.771% 7/1/37 (d)(g)	6,964	7,082
1.5% 11/1/35 to 10/1/51 (j)	107,548,837	84,328,960
1.56% 10/1/35	3,297,184	2,403,458
1.73% 11/1/31	4,370,000	3,505,721
1.82% 4/1/32	1,046,699	840,239
1.93% 1/1/32	6,000,000	4,844,733
1.96% 9/1/33	248,670	190,685
2% 2/1/28 to 4/1/52	449,024,675	366,334,027
2.02% 1/1/32	4,000,000	3,254,962
2.07% 5/1/32	443,451	356,358
2.11% 1/1/32	5,000,000	4,098,491
2.14% 8/1/36	368,972	279,945
2.2% 10/1/26	172,846	159,149
2.25% 4/1/33	1,272,605	1,021,733
2.39% 3/1/32	230,721	194,496
2.49% 5/1/26	270,187	253,587
2.5% 1/1/28 to 3/1/62 (j)	493,561,930	418,394,749
2.51% 10/1/30	737,087	633,607
2.6% 9/1/27 to 9/1/28	694,028	629,586
2.61% 6/1/26	296,122	277,546
2.62% 5/1/26	152,332	143,555
2.64% 6/1/25	549,326	524,635
2.66% 8/1/29	656,840	587,611
2.67% 4/1/34	585,106	477,441
2.69% 12/1/28	441,052	398,305
2.73% 4/1/25 to 7/1/28	829,224	781,944
2.78% 4/1/26	204,787	193,705
2.83% 10/1/27 to 4/1/30	1,249,756	1,125,339
2.835% to 2.84% 8/1/29 to 11/1/31	596,076	524,051
2.86% 12/1/29	594,703	528,751
2.87% 8/1/31	236,296	210,560
2.9% 5/1/29	103,079	93,479
2.93% 1/1/25	111,108	106,553
2.97% 4/1/28	182,242	168,902
3% 12/1/26 to 6/1/62 (i)(k)	236,556,281	206,989,931
3.09% 10/1/25 to 5/1/32	1,198,559	1,078,234
3.12% 3/1/31	2,078,420	1,876,683
3.13% 2/1/26 to 7/1/36	1,311,802	1,203,000
3.16% 8/1/33	429,760	369,232
3.17% 1/1/29	492,542	454,909
3.19% 11/1/27	250,000	232,744
3.25% 6/1/29	267,647	248,125
3.26% 5/1/32	429,906	383,040
3.27% 12/1/28	249,696	232,620
3.32% 3/1/29	943,008	875,372
3.35% 1/1/29	249,460	233,188
3.37% 1/1/29	471,690	441,725
3.42% 5/1/30	386,985	356,657
3.5% 5/1/29 to 6/1/62 (i)(k)	180,308,482	162,855,015
3.55% 8/1/28	335,002	317,354
3.67% 7/1/33	2,000,000	1,833,384
3.71% 9/1/30	733,284	683,991
3.75% 7/1/33 to 9/1/34	4,389,300	4,024,874
3.77% 9/1/32	2,000,000	1,836,544
3.78% 8/1/30	478,883	450,566
3.803% 12/1/26 (d)	61,944	60,387
3.81% 12/1/28	468,084	446,031
3.83% 9/1/32	6,000,000	5,540,198
3.84% 10/1/27	135,935	130,253
3.88% 12/1/28	8,484	8,114
3.895% 2/1/33	559,653	519,423
4% 7/1/37 to 9/1/62	129,212,152	120,943,676
4.11% 4/1/33	3,436,169	3,255,326
4.21% 2/1/33	936,169	889,347
4.24% 3/1/33	5,469,314	5,233,648
4.33% 1/1/33	731,382	702,319
4.37% 10/1/30 to 5/1/33	2,987,100	2,880,238
4.42% 2/1/33	383,712	372,345
4.48% 4/1/33	446,114	432,933
4.5% 6/1/24 to 12/1/61	153,990,823	147,000,571
4.51% 7/1/33	2,938,829	2,850,322
4.56% 1/1/33	1,452,438	1,417,106
4.73% 10/1/32	536,805	528,474
4.8% 12/1/30	2,000,000	1,976,581
4.81% 9/1/29	2,981,314	2,957,503
4.88% 12/1/32	234,042	233,719
4.97% 1/1/32	871,511	869,855
5% 6/1/24 to 8/1/53	100,323,109	98,141,352
5.17% 8/1/28	2,360,000	2,381,419
5.279% 8/1/41 (d)	184,585	183,228
5.5% 9/1/34 to 8/1/53 (i)	77,438,833	76,715,789
6% to 6% 2/1/34 to 7/1/53 (k)	46,130,893	46,602,000
6.5% 2/1/36 to 6/1/53	4,646,607	4,743,363
6.688% 2/1/39 (d)	89,062	90,241
7% 6/1/33	2,201	2,279
8% 12/1/36	14,828	15,434
2.81% 4/1/25 to 5/1/26	662,339	633,740
4.32% 7/1/33	518,776	496,555
TOTAL FANNIE MAE		1,814,130,997
Freddie Mac - 1.8%
12 month U.S. LIBOR + 1.810% 4.248% 10/1/37 (d)(g)	1,695	1,720
REFINITIV USD IBOR CONSUMER CA + 2.680% 7.524% 10/1/35 (d)(g)	2,125	2,185
1.5% 8/1/35 to 6/1/51	81,301,631	62,757,726
2% 1/1/32 to 4/1/52 (i)	199,277,059	165,149,849
2.5% 1/1/28 to 4/1/52	156,603,176	133,474,373
3% 10/1/28 to 6/1/52	148,355,492	130,046,575
3.05% 10/1/32	6,301,000	5,458,023
3.19% 7/1/33	6,000,000	5,282,586
3.5% 2/1/29 to 2/1/53	140,483,564	127,997,021
3.55% 11/1/32	442,569	404,083
3.85% 9/1/32	509,042	473,234
4% 2/1/26 to 10/1/52	83,462,142	78,189,756
4.17% 10/1/34	585,106	549,168
4.5% 7/1/25 to 5/1/53	43,060,537	41,269,719
5% 10/1/33 to 8/1/53	56,896,322	55,417,292
5.5% 12/1/38 to 8/1/53 (j)	75,580,662	75,039,050
6% 2/1/28 to 7/1/53	10,824,394	10,942,701
6.5% 3/1/32 to 1/1/53	6,655,372	6,775,730
7.5% 1/1/32 to 12/1/36	5,450	5,607
TOTAL FREDDIE MAC		899,236,398
Ginnie Mae - 1.7%
U.S. TREASURY 1 YEAR INDEX + 1.560% 6.702% 3/20/72 (d)(g)(l)	640,145	654,469
U.S. TREASURY 1 YEAR INDEX + 1.660% 6.807% 3/20/72 (d)(g)(l)	571,733	587,903
U.S. TREASURY 1 YEAR INDEX + 1.680% 6.829% 4/20/72 (d)(g)(l)	979,188	1,008,019
U.S. TREASURY 1 YEAR INDEX + 1.700% 6.841% 2/20/72 (d)(g)(l)	1,051,915	1,082,952
U.S. TREASURY 1 YEAR INDEX + 1.700% 6.846% 3/20/72 (d)(g)(l)	1,359,837	1,400,297
U.S. TREASURY 1 YEAR INDEX + 1.730% 6.866% 4/20/72 (d)(g)(l)	598,258	617,968
U.S. TREASURY 1 YEAR INDEX + 1.730% 6.874% 3/20/72 (d)(g)(l)	413,993	426,736
U.S. TREASURY 1 YEAR INDEX + 1.730% 6.89% 3/20/72 (d)(g)(l)	843,855	871,204
U.S. TREASURY 1 YEAR INDEX + 1.740% 6.882% 3/20/72 (d)(g)(l)	363,613	374,809
U.S. TREASURY 1 YEAR INDEX + 1.750% 6.882% 3/20/72 (d)(g)(l)	952,220	983,507
2.966% 6/20/71 (d)	595,594	515,807
3% 7/20/71 (d)(l)	1,428,063	1,240,453
3.5% 9/20/40 to 5/20/53	66,235,134	60,695,833
4.5% 5/15/39 to 4/20/53 (m)	43,585,075	41,889,504
5.5% 6/15/36 to 6/20/63 (m)	9,123,468	9,040,629
2% 11/20/50 to 12/20/51	54,140,310	44,784,706
2% 9/1/53 (m)	1,800,000	1,485,001
2% 9/1/53 (m)	4,400,000	3,630,002
2% 9/1/53 (m)	2,500,000	2,062,501
2% 9/1/53 (m)	6,050,000	4,991,252
2% 9/1/53 (m)	4,000,000	3,300,002
2% 9/1/53 (m)	9,700,000	8,002,504
2% 9/1/53 (m)	3,600,000	2,970,001
2% 9/1/53 (m)	8,825,000	7,280,629
2% 9/1/53 (m)	3,888,000	3,207,602
2% 9/1/53 (m)	2,825,000	2,330,626
2% 9/1/53 (m)	7,900,000	6,517,503
2% 9/1/53 (m)	19,250,000	15,881,258
2% 9/1/53 (m)	9,303,000	7,674,979
2% 9/1/53 (m)	25,500,000	21,037,510
2% 10/1/53 (m)	1,050,000	867,153
2% 10/1/53 (m)	2,550,000	2,105,942
2% 10/1/53 (m)	13,050,000	10,777,469
2% 10/1/53 (m)	31,750,000	26,221,045
2.5% 8/20/46 to 6/20/52	82,621,838	70,427,646
2.5% 9/1/53 (m)	65,000	55,326
2.5% 9/1/53 (m)	4,900,000	4,170,751
2.5% 9/1/53 (m)	14,000,000	11,916,430
2.5% 9/1/53 (m)	3,850,000	3,277,018
2.5% 9/1/53 (m)	10,900,000	9,277,792
2.5% 9/1/53 (m)	2,625,000	2,234,331
2.5% 9/1/53 (m)	7,450,000	6,341,243
2.5% 9/1/53 (m)	1,000,000	851,174
2.5% 9/1/53 (m)	10,100,000	8,596,853
2.5% 9/1/53 (m)	19,750,000	16,810,679
2.5% 9/1/53 (m)	1,901,000	1,618,081
2.5% 9/1/53 (m)	2,854,000	2,429,249
2.5% 9/1/53 (m)	1,605,000	1,366,134
2.5% 9/1/53 (m)	13,500,000	11,490,844
2.5% 9/1/53 (m)	4,750,000	4,043,075
2.5% 9/1/53 (m)	13,500,000	11,490,844
2.5% 10/1/53 (m)	2,300,000	1,959,586
2.5% 10/1/53 (m)	6,500,000	5,537,960
2.843% 7/20/71 (d)(l)	3,091,597	2,668,052
2.893% 8/20/71 (d)(l)	1,019,027	879,230
2.939% 5/20/71 (d)(l)	1,359,958	1,176,804
3% 8/20/42 to 4/20/53	75,736,198	67,032,326
3% 9/1/53 (m)	21,400,000	18,816,885
3% 9/1/53 (m)	5,000,000	4,396,469
3% 9/1/53 (m)	2,376,000	2,089,202
3% 9/1/53 (m)	14,275,000	12,551,918
3% 9/1/53 (m)	3,400,000	2,989,599
3% 9/1/53 (m)	14,700,000	12,925,617
3% 9/1/53 (m)	1,250,000	1,099,117
3% 9/1/53 (m)	175,000	153,876
3% 9/1/53 (m)	5,400,000	4,748,186
3% 9/1/53 (m)	725,000	637,488
3% 9/1/53 (m)	2,944,000	2,588,641
3% 9/1/53 (m)	2,153,000	1,893,119
3% 10/1/53 (m)	4,850,000	4,267,417
3% 10/1/53 (m)	20,750,000	18,257,504
3.5% 9/1/53 (m)	50,000	45,398
3.5% 9/1/53 (m)	200,000	181,591
3.5% 9/1/53 (m)	275,000	249,687
3.5% 9/1/53 (m)	850,000	771,761
3.5% 9/1/53 (m)	750,000	680,966
3.5% 9/1/53 (m)	550,000	499,375
3.5% 9/1/53 (m)	2,250,000	2,042,898
3.5% 9/1/53 (m)	1,700,000	1,543,523
3.5% 9/1/53 (m)	2,092,000	1,899,441
3.5% 9/1/53 (m)	575,000	522,074
3.5% 9/1/53 (m)	1,750,000	1,588,920
3.5% 9/1/53 (m)	1,900,000	1,725,114
3.5% 9/1/53 (m)	550,000	499,375
3.5% 9/1/53 (m)	13,900,000	12,620,568
3.5% 9/1/53 (m)	1,750,000	1,588,920
3.5% 9/1/53 (m)	1,721,000	1,562,590
3.5% 9/1/53 (m)	950,000	862,557
3.5% 9/1/53 (m)	2,950,000	2,678,466
3.5% 10/1/53 (m)	750,000	681,112
3.5% 10/1/53 (m)	3,400,000	3,087,710
3.75% 6/20/46 to 7/20/46	108,421	100,726
4% 5/20/40 to 8/20/52	51,331,982	48,662,256
4% 9/1/53 (m)	1,450,000	1,351,239
4% 9/1/53 (m)	1,615,000	1,505,001
4% 9/1/53 (m)	1,150,000	1,071,672
4% 9/1/53 (m)	1,094,000	1,019,486
4.5% 9/1/53 (m)	2,000,000	1,905,965
4.5% 9/1/53 (m)	77,000	73,380
4.5% 9/1/53 (m)	16,675,000	15,890,987
4.5% 9/1/53 (m)	1,245,000	1,186,463
4.5% 9/1/53 (m)	11,500,000	10,959,301
4.5% 9/1/53 (m)	4,300,000	4,097,826
4.5% 9/1/53 (m)	1,078,000	1,027,315
5% 6/20/34 to 6/20/63	16,697,693	16,434,364
5% 9/1/53 (m)	10,600,000	10,314,836
5% 9/1/53 (m)	208,000	202,404
5% 9/1/53 (m)	3,300,000	3,211,222
5% 9/1/53 (m)	7,925,000	7,711,799
5% 9/1/53 (m)	1,644,000	1,599,773
5% 9/1/53 (m)	300,000	291,929
5% 9/1/53 (m)	1,000,000	973,098
5% 9/1/53 (m)	690,000	671,437
5.5% 9/1/53 (m)	222,000	219,815
5.5% 9/1/53 (m)	20,064,000	19,866,494
5.5% 9/1/53 (m)	2,550,000	2,524,898
5.5% 9/1/53 (m)	6,100,000	6,039,953
5.5% 9/1/53 (m)	2,450,000	2,425,883
5.5% 9/1/53 (m)	6,000,000	5,940,937
5.5% 9/1/53 (m)	445,000	440,620
6% 11/20/32 to 6/20/63	2,619,022	2,628,888
6% 7/20/53	1,136,014	1,147,530
6% 9/1/53 (m)	149,000	149,471
6% 9/1/53 (m)	571,000	572,804
6% 9/1/53 (m)	238,000	238,752
6.5% 10/20/39	4,687	4,853
6.5% 6/20/53	1,263,922	1,292,855
6.5% 7/20/53	1,481,934	1,515,858
6.5% 9/1/53 (m)	112,000	113,456
6.5% 9/1/53 (m)	296,000	299,847
6.5% 9/1/53 (m)	114,000	115,482
7% 6/20/32 to 1/20/39	17,598	18,124
7.5% 5/20/32	2,509	2,602
8% 9/20/31	4,483	4,668
TOTAL GINNIE MAE		840,742,556
Home Re - Ltd. - 0.0%
U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.500% 10.7876% 10/25/34 (b)(d)(g)	563,164	582,068
Uniform Mortgage Backed Securities - 1.8%
1.5% 9/1/38 (m)	1,479,000	1,261,057
1.5% 9/1/53 (m)	597,000	450,060
1.5% 9/1/53 (m)	11,400,000	8,594,115
1.5% 9/1/53 (m)	1,025,000	772,716
1.5% 9/1/53 (m)	7,798,000	5,878,676
1.5% 9/1/53 (m)	875,000	659,636
1.5% 9/1/53 (m)	1,380,000	1,040,340
1.5% 9/1/53 (m)	1,676,000	1,263,486
2% 9/1/38 (m)	53,000	46,482
2% 9/1/38 (m)	648,000	568,312
2% 9/1/38 (m)	2,676,000	2,346,920
2% 9/1/53 (m)	21,905,000	17,437,793
2% 9/1/53 (m)	1,950,000	1,552,326
2% 9/1/53 (m)	3,300,000	2,627,013
2% 9/1/53 (m)	33,475,000	26,648,259
2% 9/1/53 (m)	13,650,000	10,866,280
2% 9/1/53 (m)	201,000	160,009
2% 9/1/53 (m)	6,950,000	5,532,648
2% 9/1/53 (m)	2,725,000	2,169,276
2% 9/1/53 (m)	250,000	199,016
2% 9/1/53 (m)	10,625,000	8,458,185
2% 9/1/53 (m)	19,975,000	15,901,388
2% 9/1/53 (m)	7,500,000	5,970,484
2% 9/1/53 (m)	14,100,000	11,224,509
2% 9/1/53 (m)	7,120,000	5,667,979
2% 9/1/53 (m)	4,775,000	3,801,208
2% 9/1/53 (m)	8,975,000	7,144,679
2% 9/1/53 (m)	3,650,000	2,905,635
2% 9/1/53 (m)	1,900,000	1,512,523
2% 9/1/53 (m)	1,375,000	1,094,589
2% 9/1/53 (m)	6,800,000	5,413,239
2% 9/1/53 (m)	3,625,000	2,885,734
2% 9/1/53 (m)	2,575,000	2,049,866
2% 9/1/53 (m)	776,000	617,746
2% 9/1/53 (m)	4,000,000	3,184,258
2% 9/1/53 (m)	12,023,000	9,571,083
2% 9/1/53 (m)	11,550,000	9,194,545
2% 9/1/53 (m)	19,300,000	15,364,045
2% 9/1/53 (m)	7,500,000	5,970,484
2% 9/1/53 (m)	2,300,000	1,830,948
2% 9/1/53 (m)	8,150,000	6,487,926
2% 9/1/53 (m)	13,750,000	10,945,887
2% 10/1/53 (m)	19,000,000	15,146,749
2% 10/1/53 (m)	31,750,000	25,311,014
2% 10/1/53 (m)	7,600,000	6,058,699
2% 10/1/53 (m)	12,700,000	10,124,406
2% 10/1/53 (m)	7,600,000	6,058,699
2% 10/1/53 (m)	12,700,000	10,124,406
2% 10/1/53 (m)	11,400,000	9,088,049
2% 10/1/53 (m)	19,050,000	15,186,609
2% 10/1/53 (m)	11,475,000	9,147,839
2% 10/1/53 (m)	1,000,000	797,197
2.5% 9/1/38 (m)	1,022,000	920,319
2.5% 9/1/53 (m)	6,500,000	5,387,129
2.5% 9/1/53 (m)	8,050,000	6,671,752
2.5% 9/1/53 (m)	14,500,000	12,017,442
2.5% 9/1/53 (m)	145,000	120,174
2.5% 9/1/53 (m)	27,250,000	22,584,503
2.5% 9/1/53 (m)	20,400,000	16,907,298
2.5% 9/1/53 (m)	3,375,000	2,797,163
2.5% 9/1/53 (m)	5,624,000	4,661,110
2.5% 9/1/53 (m)	2,172,000	1,800,130
2.5% 9/1/53 (m)	3,875,000	3,211,558
2.5% 9/1/53 (m)	824,000	682,922
2.5% 9/1/53 (m)	8,766,000	7,265,165
2.5% 9/1/53 (m)	1,400,000	1,160,305
2.5% 9/1/53 (m)	1,000,000	828,789
2.5% 10/1/53 (m)	1,000,000	829,805
2.5% 10/1/53 (m)	13,110,000	10,878,740
2.5% 10/1/53 (m)	1,168,018	969,227
3% 9/1/38 (m)	525,000	485,092
3% 9/1/53 (m)	92,000	79,260
3% 9/1/53 (m)	1,500,000	1,292,285
3% 9/1/53 (m)	12,550,000	10,812,119
3% 9/1/53 (m)	1,850,000	1,593,818
3% 9/1/53 (m)	8,175,000	7,042,954
3% 9/1/53 (m)	3,072,000	2,646,600
3% 9/1/53 (m)	5,086,000	4,381,708
3% 9/1/53 (m)	4,550,000	3,919,931
3% 9/1/53 (m)	3,600,000	3,101,484
3% 9/1/53 (m)	5,335,000	4,596,227
3% 9/1/53 (m)	4,700,000	4,049,160
3% 10/1/53 (m)	1,000,000	862,461
3% 10/1/53 (m)	12,425,000	10,716,078
3.5% 9/1/38 (m)	210,000	198,007
3.5% 9/1/38 (m)	220,000	207,436
3.5% 9/1/53 (m)	111,000	99,185
3.5% 9/1/53 (m)	25,700,000	22,964,356
3.5% 9/1/53 (m)	5,000,000	4,467,774
3.5% 9/1/53 (m)	1,980,000	1,769,238
3.5% 9/1/53 (m)	4,000	3,574
3.5% 9/1/53 (m)	3,749,000	3,349,937
4% 9/1/38 (m)	110,000	105,548
4% 9/1/38 (m)	97,000	93,075
4% 9/1/53 (m)	2,950,000	2,723,219
4% 9/1/53 (m)	1,793,000	1,655,163
4% 9/1/53 (m)	1,000,000	923,125
4% 9/1/53 (m)	3,206,000	2,959,539
4% 10/1/53 (m)	28,800,000	26,608,493
4.5% 9/1/38 (m)	56,000	54,530
4.5% 9/1/38 (m)	184,000	179,170
4.5% 9/1/38 (m)	104,000	101,270
4.5% 9/1/38 (m)	4,500,000	4,381,875
4.5% 9/1/53 (m)	74,000	70,173
4.5% 9/1/53 (m)	14,695,000	13,934,992
4.5% 9/1/53 (m)	1,935,000	1,834,924
4.5% 10/1/53 (m)	11,675,000	11,077,113
4.5% 10/1/53 (m)	3,975,000	3,771,437
4.5% 10/1/53 (m)	17,625,000	16,722,408
5% 9/1/38 (m)	1,150,000	1,135,895
5% 9/1/38 (m)	3,750,000	3,704,004
5% 9/1/38 (m)	1,550,000	1,530,988
5% 9/1/38 (m)	450,000	444,480
5% 9/1/53 (m)	336,000	325,802
5% 9/1/53 (m)	21,000,000	20,362,616
5% 9/1/53 (m)	30,400,000	29,477,311
5% 9/1/53 (m)	3,825,000	3,708,905
5% 9/1/53 (m)	14,124,617	13,695,912
5% 9/1/53 (m)	2,593,000	2,514,298
5% 9/1/53 (m)	2,000,000	1,939,297
5% 9/1/53 (m)	2,500,000	2,424,121
5% 9/1/53 (m)	5,991,047	5,809,209
5% 9/1/53 (m)	1,635,000	1,585,375
5% 9/1/53 (m)	1,644,000	1,594,102
5% 9/1/53 (m)	167,000	161,931
5% 9/1/53 (m)	338,000	327,741
5% 10/1/53 (m)	25,125,000	24,373,712
5.5% 9/1/53 (m)	14,500,000	14,323,281
5.5% 9/1/53 (m)	534,000	527,492
5.5% 9/1/53 (m)	19,825,000	19,583,383
5.5% 9/1/53 (m)	25,025,000	24,720,008
5.5% 9/1/53 (m)	19,450,703	19,213,648
5.5% 9/1/53 (m)	2,425,000	2,395,445
5.5% 9/1/53 (m)	1,000,000	987,813
5.5% 9/1/53 (m)	2,546,000	2,514,971
5.5% 9/1/53 (m)	8,321,881	8,220,458
5.5% 9/1/53 (m)	1,108,000	1,094,496
5.5% 9/1/53 (m)	7,600,000	7,507,375
5.5% 9/1/53 (m)	27,500,000	27,164,844
5.5% 9/1/53 (m)	1,773,000	1,751,392
5.5% 9/1/53 (m)	5,504,000	5,436,920
5.5% 9/1/53 (m)	13,250,000	13,088,516
6% 9/1/53 (m)	372,000	373,003
6% 9/1/53 (m)	617,000	618,663
6.5% 9/1/53 (m)	187,000	189,913
6.5% 9/1/53 (m)	373,000	378,811
6.5% 9/1/53 (m)	559,000	567,708
6.5% 9/1/53 (m)	250,000	253,894
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		875,871,029
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,686,390,748)		4,430,956,371

Asset-Backed Securities - 2.4%
		Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		2,236,345	1,386,534
Series 2019-1 Class A, 3.844% 5/15/39 (b)		2,138,879	1,497,215
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		5,542,533	4,649,520
Class B, 4.458% 10/16/39 (b)		1,333,003	508,341
Series 2021-1A Class A, 2.95% 11/16/41 (b)		4,671,104	4,115,336
Acc Trust 2021-1 Series 2021-1 Class C, 2.08% 12/20/24 (b)		184,258	181,546
Acc Trust 2022-1 Series 2022-1 Class C, 3.24% 10/20/25 (b)(e)		303,000	214,844
Accelerated 2021-1H LLC Series 2021-1H Class D, 3.58% 10/20/40 (b)		133,444	118,912
Accredited Mortgage Loan Trust Series 2006-1 Class M1, CME Term SOFR 1 Month Index + 0.440% 1.0075% 4/25/36 (d)(g)		2,096,326	1,928,176
Ace Securities Corp. Mortgage L Series 2007-D1 Class A4, 6.93% 2/25/38 (b)		985,981	754,908
Achv Abs Trust 2023-3Pl Series 2023-3PL Class C, 7.35% 8/19/30 (b)		1,750,000	1,765,757
AIG CLO LLC Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.380% 6.7078% 4/20/32 (b)(d)(g)		350,000	349,041
Aimco Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 1/15/32 (b)(d)(g)		1,584,000	1,579,023
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7096% 10/17/34 (b)(d)(g)		4,150,000	4,112,127
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6996% 10/17/34 (b)(d)(g)		3,880,000	3,854,082
Allegro CLO X, Ltd. / Allegro CLO X LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7378% 7/20/32 (b)(d)(g)		16,000,000	15,935,248
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8261% 7/20/35 (b)(d)(g)		5,071,000	5,015,731
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7278% 7/20/34 (b)(d)(g)		4,673,000	4,620,041
Alm 2020 Ltd. Series 2020-1A Class A2, CME Term SOFR 3 Month Index + 2.110% 7.4196% 10/15/29 (b)(d)(g)		350,000	347,978
Altamonte 4.55% 10/1/33 (e)(m)		3,000,000	3,017,813
American Credit Acceptance Rec:
Series 2020-2 Class C, 3.88% 4/13/26 (b)		4,869	4,860
Series 2023-2 Class D, 6.47% 8/13/29 (b)		1,000,000	988,547
American Credit Acceptance Receivables Series 2023-3 Class D, 6.82% 10/12/29 (b)		2,180,000	2,181,639
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28		5,180,000	5,150,052
American Homes 4 Rent:
Series 2014-SFR3:
Class D, 5.04% 12/17/36 (b)		146,000	142,655
Class E, 6.418% 12/17/36 (b)		519,000	515,259
Series 2015-SFR2 Class E, 6.07% 10/17/52 (b)		545,000	535,334
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, CME Term SOFR 1 Month Index + 1.310% 6.6294% 11/25/34 (d)(g)		3,108,480	2,840,503
Amsr 2020-Sfr1 Series 2020-SFR1:
Class E, 3.218% 4/17/37 (b)		877,659	821,557
Class H, 5.302% 4/17/37 (b)		175,531	165,104
Amsr 2020-Sfr2 Trust Series 2020-SFR2:
Class E1, 4.028% 7/17/37 (b)		1,000,000	945,553
Class E2, 4.277% 7/17/37 (b)		469,108	444,086
Class G, 4% 7/17/37 (b)		160,904	148,578
Class H, 5.25% 7/17/37 (b)		577,704	541,690
Amsr 2020-Sfr3 Trust Series 2020-SFR3 Class F, 3.553% 9/17/37 (b)		356,300	329,857
Amsr 2020-Sfr4 Trust Series 2020-SFR4:
Class E2, 2.456% 11/17/37 (b)		672,872	610,952
Class F, 2.856% 11/17/37 (b)		1,055,106	955,505
Amsr 2021-Sfr1 Trust Series 2021-SFR1 Class B, 2.153% 6/17/38 (b)		4,000,000	3,365,017
Amsr 2021-Sfr2 Trust Series 2021-SFR2:
Class D, 2.278% 8/17/38 (b)		1,150,000	1,009,324
Class F1, 3.275% 8/17/38 (b)		380,318	332,184
Amsr 2021-Sfr3 Trust Series 2021-SFR3 Class E2, 2.427% 10/17/38 (b)		178,896	151,649
Amsr 2022-Sfr1 Trust Series 2022-SFR1 Class F, 6.021% 3/17/39 (b)		373,005	335,528
Amsr 2022-Sfr3 Trust Series 2022-SFR3 Class D, 4% 10/17/39 (b)		2,115,000	1,899,629
Amsr 2023-Sfr1 Trust Series 2023-SFR1 Class F, 4% 4/17/40 (b)		394,946	322,107
Amsr 2023-Sfr2 Trust Series 2023-SFR2 Class E2, 3.95% 6/17/40 (b)		3,100,000	2,563,423
AMSR Trust Series 2019-SFR1:
Class F, 3.867% 1/19/39 (b)		576,000	511,575
Class G, 4.857% 1/19/39 (b)		230,000	208,680
Class H, 6.04% 1/19/39 (b)		230,000	215,488
Anchorage Capital CLO 17, Ltd. Series 2021-17A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7396% 7/15/34 (b)(d)(g)		10,500,000	10,394,328
Apidos Clo Xxiv Series 2021-24A Class A1AL, CME Term SOFR 3 Month Index + 1.210% 6.5378% 10/20/30 (b)(d)(g)		500,000	497,224
Apidos Clo Xxxiii Series 2021-33A Class BR, CME Term SOFR 3 Month Index + 1.860% 7.2072% 10/24/34 (b)(d)(g)		1,000,000	982,625
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		1,800,238	1,510,418
Class B, 4.335% 1/16/40 (b)		345,680	178,031
Aqua Finance Trust 2017-A Series 2017-A Class A, 3.72% 11/15/35 (b)		16,183	16,021
Aqua Finance Trust 2019-A Series 2019-A Class B, 3.47% 7/16/40 (b)		465,411	429,549
Aqua Finance Trust 2020-A Series 2020-AA:
Class B, 2.79% 7/17/46 (b)		1,690,000	1,473,812
Class C, 3.97% 7/17/46 (b)		124,000	104,525
Areit 2021-Cre5 Trust Series 2021-CRE5 Class D, CME Term SOFR 1 Month Index + 2.760% 8.0782% 11/17/38 (b)(d)(g)		263,000	243,897
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8896% 10/15/32 (b)(d)(g)		7,102,000	7,091,489
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6996% 7/15/34 (b)(d)(g)		5,889,000	5,849,520
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.638% 1/15/35 (b)(d)(g)		7,506,000	7,407,867
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8196% 4/17/33 (b)(d)(g)		15,169,000	15,130,076
Argent Securities, Inc. pass-thru certificates Series 2005-W5 Class A2D, CME Term SOFR 1 Month Index + 0.750% 6.0694% 1/25/36 (d)(g)		2,445,459	2,076,197
ArrowMark Colorado Holdings LLC Series 2021-3A Class A1R, CME Term SOFR 3 Month Index + 1.470% 6.8228% 1/25/35 (b)(d)(g)		9,500,000	9,356,427
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE9 Class M1, CME Term SOFR 1 Month Index + 1.080% 6.4044% 12/25/34 (g)		1,118,260	987,678
Atlas Senior Loan Fund XVI, Ltd. / Atlas Senior Loan Fund XVI LLC Series 2021-16A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8578% 1/20/34 (b)(d)(g)		2,000,000	1,988,684
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/36 (b)(d)(g)		3,908,000	3,874,313
Bain Capital Credit CLO, Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.100% 6.6696% 10/17/32 (b)(d)(g)		7,500,000	7,446,923
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28		4,500,000	4,461,883
Battalion CLO X Ltd. / Battalion CLO X LLC Series 2021-10A Class A1R2, CME Term SOFR 3 Month Index + 1.430% 6.7772% 1/25/35 (b)(d)(g)		12,000,000	11,840,208
Battalion CLO XI Ltd. / Battalion CLO XI LLC Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7572% 4/24/34 (b)(d)(g)		22,750,000	22,417,486
Bear Stearns Asset Backed Sec Trust Series 2003-SD2 Class 2A, 5.1906% 6/25/43 (d)		3,633	3,265
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.608% 1/17/35 (b)(d)(g)		7,708,000	7,628,492
Bellemeade Re Ltd. Series 2021-1A:
Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.750% 7.0376% 3/25/31 (b)(d)(g)		365,633	365,788
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2376% 3/25/31 (b)(d)(g)		2,550,000	2,587,648
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6996% 1/15/35 (b)(d)(g)		5,907,000	5,847,960
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		6,892,045	6,344,816
Class AA, 2.487% 12/16/41 (b)(d)		447,181	430,975
Series 2021-1A Class A, 2.443% 7/15/46 (b)		6,769,407	5,819,930
BlackRock Rainier CLO VI, Ltd. / BlackRock Rainier CLO VI LLC Series 2021-6A Class A, CME Term SOFR 3 Month Index + 1.960% 7.2878% 4/20/33 (b)(d)(g)		8,500,000	8,374,608
BlueMountain CLO XXVIII, Ltd. / BlueMountain CLO XXVIII LLC Series 2021-28A Class A, CME Term SOFR 3 Month Index + 1.520% 6.8296% 4/15/34 (b)(d)(g)		3,000,000	2,976,837
Bridge 2022-Sfr1 Trust Series 2022-SFR1 Class A, 3.4% 11/17/37 (b)		5,475,000	5,124,085
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5596% 4/15/29 (b)(d)(g)		7,552,086	7,525,480
Business Jet Securities 2020-1 Series 2020-1A Class B, 3.967% 11/15/35 (b)		145,380	135,872
Business Jet Securities 2021-1 LLC Series 2021-1A Class A, 2.162% 4/15/36 (b)		179,113	162,099
Business Jet Securities 2022-1 Series 2022-1A Class C, 6.413% 6/15/37 (b)		519,265	474,193
Bxg Receivables Nt Trust 2018-A Series 2018-A Class C, 4.44% 2/2/34 (b)		33,647	31,769
Bxg Receivables Nt Trust 2020-A Series 2020-A Class B, 2.49% 2/28/36 (b)		1,643,635	1,487,199
Bxg Receivables Nt Trust 2022-A Series 2022-A Class A, 4.12% 9/28/37 (b)		4,591,944	4,369,336
Bxg Receivables Nt Trust 2023-A Series 2023-A Class C, 7.38% 11/15/38 (b)		890,224	864,529
Carlyle Global Market Strategi Series 2018-2RA Class A1, CME Term SOFR 3 Month Index + 1.310% 6.6762% 5/15/31 (b)(d)(g)		491,047	489,294
Carlyle U.S. Clo 2020-1 Series 2021-1A Class A2R, CME Term SOFR 3 Month Index + 1.910% 7.2378% 7/20/34 (b)(d)(g)		250,000	246,931
CarMax Auto Owner Trust Series 2021-1 Class D, 1.28% 7/15/27		200,000	183,928
Carmax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26		7,600,000	7,579,299
Carnow Auto Receivables Trust Series 2022-1A Class E, 8.29% 8/15/28 (b)		351,000	334,654
Carrington Mortgage Loan Trust Series 2005-FRE1 Class M2, CME Term SOFR 1 Month Index + 0.840% 6.1644% 12/25/35 (g)		9,525,324	8,876,200
Cars Mti-1 L P / Cars Mti-2 L Series 2020-1A Class A3, 3.1% 12/15/50 (b)		167,418	137,131
Cars-Db4 LP Series 2020-1A:
Class A6, 3.81% 2/15/50 (b)		137,428	111,974
Class B2, 4.52% 2/15/50 (b)		262,127	231,506
Class B3, 4.95% 2/15/50 (b)		292,260	242,847
Carvana Auto Receivables Series 2023-P3 Class A4, 5.71% 7/10/29 (b)		1,418,000	1,417,046
Cascade Mh Asset Trust 2019-Mh Series 2019-MH1 Class B, 5% 11/25/44 (b)		497,340	458,668
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		5,230,650	4,651,408
Class B, 5.095% 4/15/39 (b)		2,927,377	1,873,580
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		2,657,468	2,416,010
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6878% 10/20/32 (b)(d)(g)		4,327,000	4,309,190
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6461% 4/20/35 (b)(d)(g)		7,060,000	6,967,803
Cedar Funding Vii Clo Ltd. / Cedar Series 2018-7A Class A1, CME Term SOFR 3 Month Index + 1.260% 6.5878% 1/20/31 (b)(d)(g)		591,614	589,948
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(d)(g)		3,624,000	3,571,274
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(d)(g)		4,739,000	4,738,303
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7578% 10/20/34 (b)(d)(g)		5,895,000	5,803,981
Centex Home Equity Loan Trust Series 2021-B Class A6, 6.36% 7/25/32		436	415
Cfin 2022-Rtl1 Issuer LLC Series 2022-RTL1 Class AA, 3.25% 2/16/26 (b)		481,423	448,782
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)		2,640,640	2,527,761
Chase Auto Credit Linked Notes Series 2021-3 Class E, 2.102% 2/26/29 (b)		256,879	243,657
Cifc Funding 2019-Ii Ltd. Series 2021-2A Class DR, CME Term SOFR 3 Month Index + 3.260% 8.5696% 4/17/34 (b)(d)(g)		550,000	527,115
Cifc Funding 2021-1 Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.7228% 4/25/33 (b)(d)(g)		500,000	498,284
Class B, CME Term SOFR 3 Month Index + 1.810% 7.1628% 4/25/33 (b)(d)(g)		960,000	948,814
CIFC Funding Ltd. Series 2021-7A Class B, CME Term SOFR 3 Month Index + 1.860% 7.2072% 1/23/35 (b)(d)(g)		7,600,000	7,471,438
Citi Mortgage Loan Trust Series 2007-1 Class 1A, CME Term SOFR 1 Month Index + 1.460% 6.7794% 10/25/37 (b)(d)(g)		159,504	159,126
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30		5,400,000	5,163,140
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26		2,805,000	2,792,818
College Ave Student Lns 2021-C Series 2021-C Class B, 7/26/55 (b)		449,000	388,266
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0456% 7/24/34 (b)(d)(g)		7,340,000	7,305,142
Connecticut Avenue Securities Trust Series 2022-R01 Class 1M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.900% 7.1876% 12/25/41 (b)(d)(g)		1,500,000	1,471,091
Coof Securitization Trust 2014 Series 2014-1 Class A, 2.8471% 6/25/40 (b)(d)(n)		49,905	3,690
Corevest American Finance Series 2018-1 Class E, 6.1352% 6/15/51 (b)(d)		3,034,000	2,804,872
CoreVest American Finance Trust Series 2020-2:
Class A, 3.376% 5/15/52 (b)		60,104	57,514
Class B, 4.244% 5/15/52 (b)		3,444,135	3,269,652
Countrywide Home Loans, Inc.:
Series 2004-1 Class 3A, CME Term SOFR 1 Month Index + 0.670% 5.9894% 4/25/34 (d)(g)		8,675	8,520
Series 2004-6 Class M1, CME Term SOFR 1 Month Index + 1.010% 6.3294% 10/25/34 (d)(g)		4,538	4,380
Credit Acceptance Auto Ln Trust 2023-3 Series 2023-3A Class C, 7.62% 12/15/33 (b)		4,000,000	4,004,538
Credit Acceptance Auto Loan Trust:
Series 2021-3A Class C, 1.63% 9/16/30 (b)		250,000	233,004
Series 2022-3A:
Class A, 6.57% 10/15/32 (b)		2,748,000	2,757,690
Class D, 9% 4/18/33 (b)		292,000	290,654
Series 2023-1A Class C, 7.71% 7/15/33 (b)		1,008,000	1,016,981
Series 2023-2A Class C, 7.15% 9/15/33 (b)		658,000	650,272
Crestline Denali CLO XVII, LLC Series 2018-1A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6296% 10/15/31 (b)(d)(g)		25,000,000	24,858,400
Crown Point CLO, Ltd. / Crown Point CLO LLC Series 2021-11A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6896% 1/17/34 (b)(d)(g)		1,000,000	991,118
DataBank Issuer, LLC Series 2021-1A Class A2, 2.06% 2/27/51 (b)		564,627	498,100
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)		6,909,840	6,360,736
Discover Card Execution Note Trust Series 2023-A2 Class A, 4.93% 6/15/28		2,900,000	2,883,657
Diversified Abs Phase Iii LLC Series 2022-1 Class A2, 4.875% 4/28/39 (b)		1,066,752	949,729
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)		1,100,000	1,100,886
Class A3, 5.64% 2/22/28 (b)		2,091,000	2,099,437
Drive Auto Receivables Trust Series 2019-4 Class D, 2.7% 2/16/27		145,218	143,709
Dryden 104 Clo Ltd. / Dryden 10 Series 2022-104A Class B1, CME Term SOFR 3 Month Index + 3.100% 8.4798% 8/20/34 (b)(d)(g)		300,000	303,233
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6261% 4/20/35 (b)(d)(g)		4,007,000	3,950,213
Dryden CLO, Ltd. Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(d)(g)		3,910,000	3,880,292
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7496% 4/17/33 (b)(d)(g)		5,400,000	5,378,762
Series 2021-72A Class BR, CME Term SOFR 3 Month Index + 1.910% 7.2762% 5/15/32 (b)(d)(g)		6,000,000	5,931,288
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/35 (b)(d)(g)		5,160,000	5,112,353
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7714% 2/20/35 (b)(d)(g)		3,054,000	3,018,943
DT Auto Owner Trust Series 2019-4A Class D, 2.85% 7/15/25 (b)		32,797	32,472
Dt Auto Owner Trust 2020-2 Series 2020-2A Class C, 3.28% 3/16/26 (b)		39,924	39,710
Dt Auto Owner Trust 2020-3 Series 2020-3A Class D, 1.84% 6/15/26 (b)		207,000	196,563
Dt Auto Owner Trust 2023-3 Series 2023-3A Class D, 7.12% 5/15/29 (b)		3,936,000	3,967,596
E3 2019-1 Series 2019-1:
Class A, 3.1% 9/20/55 (b)		160,143	133,356
Class C, 5% 9/20/55 (b)		40,442	38,299
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 4/15/31 (b)(d)(g)		2,460,000	2,445,176
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 1/15/35 (b)(d)(g)		6,200,000	6,149,284
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8196% 1/15/34 (b)(d)(g)		7,240,000	7,188,060
ECMC Group Student Loan Trust Series 2021-1A Class A1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.9721% 11/25/70 (b)(d)(g)		698,772	680,529
Elara Hgv Timeshare Issuer 201 Series 2019-A Class C, 3.45% 1/25/34 (b)		36,605	33,608
Elara HGV Timeshare Issuer LLC Series 2017-A Class A, 2.69% 3/25/30 (b)		107,126	103,040
Elevation CLO, Ltd. Series 2021-13A Class A1, CME Term SOFR 3 Month Index + 1.450% 6.7596% 7/15/34 (b)(d)(g)		8,500,000	8,366,703
Elmwood CLO II Ltd. Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7378% 4/20/34 (b)(d)(g)		30,000,000	29,838,690
Exeter Automobile Receivables:
Series 2020-2A Class D, 4.73% 4/15/26 (b)		77,089	76,620
Series 2020-3A Class D, 1.73% 7/15/26		242,644	237,935
Series 2023-4A:
Class D, 6.95% 12/17/29		1,205,000	1,215,728
Class E, 9.57% 2/18/31 (b)		1,015,000	1,025,478
Firstkey Homes 2020-Sfr2 Series 2020-SFR2:
Class F1, 3.017% 10/19/37 (b)		638,000	580,792
Class F2, 3.117% 10/19/37 (b)		570,000	520,976
Firstkey Homes 2022-Sfr2 Trust Series 2022-SFR2 Class E2, 4.5% 7/17/39 (b)		497,000	442,490
Firstkey Homes 2022-Sfr3 Trust Series 2022-SFR3 Class E1, 3.5% 7/17/38 (b)		3,500,000	3,127,360
FirstKey Homes Trust:
Series 2020-SFR1 Class F1, 3.638% 8/17/37 (b)		111,000	103,056
Series 2021-SFR1:
Class E2, 2.489% 8/17/38 (b)		292,000	252,420
Class F1, 3.238% 8/17/38 (b)		300,000	259,554
Series 2021-SFR2 Class E2, 2.358% 9/17/38 (b)		1,763,000	1,513,473
Flagship Credit Auto Trust 201 Series 2019-2 Class D, 3.53% 5/15/25 (b)		208,400	205,731
Flagship Credit Auto Trust 202 Series 2023-2 Class C, 5.81% 5/15/29 (b)		180,000	176,815
Flagship Credit Auto Trust 2023-3 Series 2023-3 Class D, 6.58% 8/15/29 (b)		1,091,000	1,088,480
Flatiron Clo 18 Ltd. Series 2018-1A Class A, CME Term SOFR 3 Month Index + 1.210% 6.5196% 4/17/31 (b)(d)(g)		325,947	324,796
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.6917% 7/19/34 (b)(d)(g)		4,210,000	4,183,410
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7134% 11/16/34 (b)(d)(g)		5,750,000	5,703,626
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9414% 11/20/33 (b)(d)(g)		7,413,000	7,404,112
Fmc Gmsr Issuer Trust:
Series 2020-GT1 Class A, 4.45% 1/25/26 (b)		438,000	383,191
Series 2021-GT1 Class B, 4.36% 7/25/26 (b)		234,042	181,531
Series 2021-GT2:
Class A, 3.85% 10/25/26 (b)		4,000,000	3,325,363
Class B, 4.44% 10/25/26 (b)		661,257	510,438
Series 2021-SAT1 Class A, 3.65% 2/25/24 (b)		1,536,342	1,463,366
Series 2022-GT1:
Class A, 6.19% 4/25/27 (b)		4,292,553	4,014,315
Class B, 7.17% 4/25/27 (b)		675,797	606,553
Series 2022-GT2:
Class A, 7.9% 7/25/27 (b)		373,005	365,896
Class B, 10.07% 7/25/27 (b)		672,872	636,213
Fn Redwood-Noble 4.8375% 6/15/29 (e)(m)		2,430,000	2,467,969
Ford Credit Auto Owner Trust Series 2021-1 Class C, 1.91% 10/17/33 (b)		1,190,000	1,064,647
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)		5,800,000	5,730,534
Foundation Finance Trust 2020-1 Series 2020-1A Class C, 5.75% 7/16/40 (b)		136,000	126,348
Freddie Mac STACR REMIC Trust Series 2022-DNA7 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.2876% 3/25/52 (b)(d)(g)		3,150,000	3,425,625
Freed Abs Trust 2021-3Fp Series 2021-3FP Class D, 2.37% 11/20/28 (b)		2,300,000	2,162,791
FRTKL Series 2021-SFR1 Class F, 3.171% 9/17/38 (b)		128,000	108,859
Galaxy Xviii Clo Ltd. Series 2018-28A Class A1, CME Term SOFR 3 Month Index + 1.360% 6.6696% 7/15/31 (b)(d)(g)		700,000	699,017
Galaxy Xxvi Clo Ltd. / Galaxy X Series 2018-26A Class B, CME Term SOFR 3 Month Index + 1.960% 7.3448% 11/22/31 (b)(d)(g)		600,000	592,589
GE Capital Mortgage Services, Inc. Series 1999-HE1 Class A6, 6.7% 4/25/29		4,209	4,163
Gls Auto Receivables Issuer Trust:
Series 2022-1A Class D, 3.97% 1/18/28 (b)		4,619,000	4,370,808
Series 2023-2A Class C, 5.69% 3/15/29 (b)		341,000	334,720
Gls Auto Receivables Trust 202 Series 2023-3A:
Class D, 6.44% 5/15/29 (b)		1,407,000	1,402,810
Class E, 9.27% 8/15/30 (b)		1,000,000	1,001,662
Gls Auto Select Receivables Trust Series 2023-1A Class B, 6.09% 3/15/29 (b)		175,000	173,427
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25		1,844,000	1,838,371
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28		4,381,000	4,306,892
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28		2,830,000	2,845,126
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26		1,377,000	1,376,317
Goodgreen 2017-2 Trust Series 2017-2A Class A, 3.26% 10/15/53 (b)		147,631	130,291
Goodgreen 2018-1 Series 2018-1A Class A, 3.93% 10/15/53 (b)(d)		128,564	114,749
Goodgreen 2023-1 Series 2023-1A Class A, 5.9% 1/17/61 (b)		702,228	667,499
Goodleap Sustainable Home Solu Series 2023-3C Class A, 6.5% 7/20/55 (b)		1,000,000	997,570
Greywolf CLO II, Ltd. Series 2021-1A Class A1SR, CME Term SOFR 3 Month Index + 1.400% 6.708% 4/15/34 (b)(d)(g)		35,000,000	34,764,135
Harriman Park Clo Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.380% 6.7078% 4/20/34 (b)(d)(g)		500,000	496,292
Harvest Sba Loan Trust 2021-1 Series 2021-1 Class A, CME Term SOFR 1 Month Index + 2.110% 7.355% 4/25/48 (b)(d)(g)		61,646	60,163
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR EURO INTER + 0.900% 4.621% 4/25/34 (b)(d)(g)	EUR	2,000,000	2,110,915
Hero Funding 2017-2 Series 2017-2A Class A2, 4.07% 9/20/48 (b)		63,494	55,896
Hero Funding 2017-3 Series 2017-3A:
Class A1, 3.19% 9/20/48 (b)		66,954	57,333
Class A2, 3.95% 9/20/48 (b)		55,263	48,383
Hero Funding Ii 2016-4B Series 2016-4B Class B, 4.99% 9/20/47 (b)		27,944	27,146
Hero Funding Iii Series 2017-1A Class A, 3.5% 9/21/43 (b)		73,657	67,183
Hero Funding Trust 2015-3 Series 2015-3A Class A, 4.28% 9/20/41 (b)		39,753	36,319
Hero Funding Trust 2016-3 Series 2016-3A Class A1, 3.08% 9/20/42 (b)		17,557	15,356
Hero Funding Trust 2017-1A Series 2017-1A Class A2, 4.46% 9/20/47 (b)		59,328	53,316
Hertz Vehicle Financing LLC 20 Series 2023-3A Class A, 5.94% 2/25/28 (b)		1,197,000	1,197,703
Hgi Cre Clo 2021-Florida3 Ltd. Series 2022-FL3 Class D, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.750% 8.9633% 4/20/37 (b)(d)(g)		320,500	312,630
Hilton Grand Vacations Trust Series 2020-AA Class C, 6.42% 2/25/39 (b)		97,607	95,331
Hilton Grand Vacations Trust 2 Series 2023-1A Class C, 6.94% 1/25/38 (b)		4,300,000	4,337,727
Home Partners of America Trust:
Series 2019-2 Class E, 3.32% 10/19/39 (b)		271,863	229,852
Series 2021-3 Class E2, 3.347% 1/17/41 (b)		397,862	328,914
Home Re, Ltd.:
Series 2021-1:
Class M1B, 1 month U.S. LIBOR + 1.550% 6.9794% 7/25/33 (b)(d)(g)		12,846	12,842
Class M1C, 1 month U.S. LIBOR + 2.300% 7.7294% 7/25/33 (b)(d)(g)		745,000	746,870
Series 2021-2:
Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.600% 6.8876% 1/25/34 (b)(d)(g)		603,086	602,780
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.800% 8.0876% 1/25/34 (b)(d)(g)		990,000	997,712
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		3,115,140	2,667,482
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		3,489,018	2,973,097
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 1A1, CME Term SOFR 1 Month Index + 0.250% 5.5694% 1/25/37 (d)(g)		2,435,804	1,819,267
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/28		1,443,000	1,450,293
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7372% 10/22/34 (b)(d)(g)		4,148,000	4,121,552
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR EURO INTER + 0.650% 4.313% 7/15/31 (b)(d)(g)	EUR	10,000,000	10,605,182
Jamestown CLO XIV Ltd. Series 2021-14A:
Class A1AR, CME Term SOFR 3 Month Index + 1.460% 6.7878% 10/20/34 (b)(d)(g)		13,000,000	12,879,360
Class A2R, CME Term SOFR 3 Month Index + 2.010% 7.3378% 10/20/34 (b)(d)(g)		10,600,000	10,336,442
JMP Credit Advisors CLO IV, Ltd. / JMP Credit Advisors CLO IV LLC Series 2019-1A Class AR, CME Term SOFR 3 Month Index + 1.540% 6.8496% 7/17/29 (b)(d)(g)		98,367	98,308
Jonah Energy Abs I LLC Series 2022-1 Class A1, 7.2% 12/10/37 (b)		489,291	478,976
JPMorgan Chase Bank NA - CACLN Series 2021-2 Class E, 2.28% 12/26/28 (b)		256,153	249,347
Kgs-Alpha Sba Coof Trust 2013- Series 2013-2 Class A, 1.8934% 3/25/39 (b)(d)(n)		61,470	1,897
Kgs-Alpha Sba Coof Trust Ser 2012 Series 2012-2 Class A, 0.8748% 8/25/38 (b)(d)(n)		68,387	1,220
Kgs-Alpha Sba Coof Trust Serie Series 2012-4 Class A, 0.9315% 9/25/37 (b)(d)(n)		69,857	1,315
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.638% 4/15/35 (b)(d)(g)		9,327,000	9,168,180
KKR Financial CLO Ltd. Series 2021-33A Class A, CME Term SOFR 3 Month Index + 1.430% 6.7578% 7/20/34 (b)(d)(g)		13,000,000	12,917,840
LCM XXIV Ltd. / LCM XXIV LLC Series 2021-24A Class AR, CME Term SOFR 3 Month Index + 1.240% 6.5678% 3/20/30 (b)(d)(g)		5,823,699	5,796,048
Lending Funding Trust 2020-2 Series 2020-2A Class A, 2.32% 4/21/31 (b)		3,750,000	3,354,465
Lendmark Funding Trust Series 2021-1A:
Class A, 1.9% 11/20/31 (b)		4,200,000	3,654,863
Class B, 2.47% 11/20/31 (b)		150,000	126,506
Lendmark Funding Trust 2022-1 Series 2022-1A Class C, 6.6% 7/20/32 (b)		400,000	397,373
Lendmark Funding Trust 2023-1 Series 2023-1A Class D, 8.69% 5/20/33 (b)		1,750,000	1,794,181
Lft Cre 2021-Florida1 Ltd. / Lft Cre Series 2021-FL1:
Class D, CME Term SOFR 1 Month Index + 2.560% 7.875% 6/15/39 (b)(d)(g)		416,500	393,013
Class E, CME Term SOFR 1 Month Index + 3.060% 8.375% 6/15/39 (b)(d)(g)		365,500	344,259
Louisiana Local Government Environment and Community Dev. Auth. Series 2022-2022A Class A2, 4.145% 2/1/33		260,000	250,881
LP Lms 2021-1 Asset Securitiza 0% 10/15/28 (b)		216,000	213,264
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7072% 1/22/35 (b)(d)(g)		6,180,000	6,097,448
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6896% 7/15/34 (b)(d)(g)		4,233,000	4,198,759
Madison Park Funding Xxxi Ltd. Series 2018-31A Class B, CME Term SOFR 3 Month Index + 1.960% 7.3072% 1/23/31 (b)(d)(g)		1,000,000	988,794
Madison Park Funding XXXIV, Ltd. Series 2021-34A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7328% 4/25/32 (b)(d)(g)		20,000,000	19,940,940
Madison Park Funding XXXVIII, Ltd. Series 2021-38A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6896% 7/17/34 (b)(d)(g)		12,500,000	12,387,138
Madison Pk Funding Xxx Ltd. / LLC Series 2018-30A Class A, CME Term SOFR 3 Month Index + 1.010% 6.3196% 4/15/29 (b)(d)(g)		566,969	563,092
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 6.9585% 4/22/36 (b)(d)(g)		3,249,000	3,256,440
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7278% 10/20/34 (b)(d)(g)		1,417,000	1,406,320
Magnetite VII Ltd. Series 2018-7A Class A1R2, CME Term SOFR 3 Month Index + 1.060% 6.3696% 1/15/28 (b)(d)(g)		4,443,711	4,430,238
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7428% 1/25/35 (b)(d)(g)		4,904,000	4,881,383
Mansion Baml (The) 4.51% 10/1/35 (e)(m)		3,000,000	2,960,625
Mariner Finance Issuance Trust Series 2022-AA Class D, 9.1% 10/20/37 (b)		337,000	337,550
Marlette Funding Trust Series 2022-1A Class A, 1.36% 4/15/32 (b)		111,648	111,435
Marlette Funding Trust 2023-2 Series 2023-2A Class C, 6.96% 6/15/33 (b)		193,000	192,398
MASTR Asset Backed Securities Trust Series 2005-WF1 Class M7, CME Term SOFR 1 Month Index + 1.830% 7.1544% 6/25/35 (d)(g)		1,816,559	1,801,792
Mastr Asset Backed South Carolina 2007-Ncw Series 2007-NCW Class A1, CME Term SOFR 1 Month Index + 0.410% 5.7294% 5/25/37 (Assured Guaranty Municipal Corp. Insured) (b)(d)(g)		1,174,796	981,065
Mercury Financial Credit Card Series 2023-1A Class A, 8.04% 9/20/27 (b)		4,463,000	4,481,510
Mid State Capital Corp. 05 1 Trust Series 2005-1 Class M1, 6.106% 1/15/40		28,456	27,838
Mid-State Capital Corp. 2006-1 Trust Series 2006-1:
Class A, 5.787% 10/15/40 (b)		21,541	20,642
Class M1, 6.083% 10/15/40 (b)		26,136	25,094
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6578% 10/20/30 (b)(d)(g)		7,755,894	7,746,409
Morgan Stanley ABS Capital I Trust:
Series 2003-SD1 Class M1, CME Term SOFR 1 Month Index + 2.360% 7.6794% 3/25/33 (g)		4,009	3,844
Series 2006-HE4 Class A4, CME Term SOFR 1 Month Index + 0.590% 5.9094% 6/25/36 (g)		3,537,860	1,847,980
Series 2007-NC3 Class A2D, CME Term SOFR 1 Month Index + 0.370% 5.6894% 5/25/37 (d)(g)		2,009,400	1,471,886
Mvw 2019-1 LLC Series 2019-1A:
Class B, 3% 11/20/36 (b)		104,992	99,402
Class C, 3.33% 11/20/36 (b)		44,343	41,738
Mvw 2022-2 LLC Series 2022-2A Class D, 9% 10/21/41 (b)		443,610	437,068
Navient Student Loan Trust:
Series 2015-1 Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0021% 4/25/40 (d)(g)		2,248,649	2,173,302
Series 2016-2A Class A3, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.610% 6.9021% 6/25/65 (b)(d)(g)		1,198,161	1,199,788
Series 2017-3A Class A3, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4521% 7/26/66 (b)(d)(g)		8,289,678	8,155,800
Nelnet Student Loan Trust Series 2013-1 Class A6, CME Term SOFR 3 Month Index + 0.710% 6.089% 8/23/36 (b)(d)(g)		5,379,483	5,218,271
Neuberger Berman Loan Advisers:
Series 2019-35A Class A1, CME Term SOFR 3 Month Index + 1.600% 6.9217% 1/19/33 (b)(d)(g)		2,000,000	1,998,102
Series 2020-39A Class B, CME Term SOFR 3 Month Index + 1.860% 7.1877% 1/20/32 (b)(d)(g)		600,000	595,662
Neuberger Berman Loan Advisers CLO, Ltd. Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.180% 6.4915% 10/18/30 (b)(d)(g)		584,464	581,447
New Century Home Equity Loan Trust Series 2003-5 Class AI6, 4.7978% 11/25/33		6,130	5,825
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, CME Term SOFR 1 Month Index + 0.340% 5.6594% 4/25/37 (g)		2,174,483	2,099,994
Newrez LLC / Newres Gmsr Exces Series 2021-GNT1 Class A, 3.474% 11/25/26 (b)		4,460,434	4,022,959
Nissan Auto Lease Trust 2023-B Series 2023-B Class A4, 5.61% 11/15/27		270,000	270,557
Northwoods Capital XV, Ltd. Series 2021-15A Class A1R, 3 month U.S. LIBOR + 1.210% 6.72% 6/20/34 (b)(d)(g)		23,750,000	23,427,879
Nrz Excess Spread-Collateraliz Series 2020-PLS1 Class A, 3.844% 12/25/25 (b)		181,126	168,870
Nrz Fht Excess LLC Series 2020-FHT1 Class A, 4.212% 11/25/25 (b)		207,687	192,814
Oak Hill Credit Partners X-R, Ltd. Series 2021-10RA, Class BR, CME Term SOFR 3 Month Index + 1.810% 7.1378% 4/20/34 (b)(d)(g)		2,000,000	1,976,482
OCP CLO Ltd. / OCP CLO LLC Series 2021-18A Class AR, CME Term SOFR 3 Month Index + 1.350% 6.6778% 7/20/32 (b)(d)(g)		18,000,000	17,881,704
Octagon Investment Partners 20-R, Ltd. Series 2021-4A Class BR, CME Term SOFR 3 Month Index + 1.960% 7.3308% 5/12/31 (b)(d)(g)		2,500,000	2,475,380
Octagon Investment Partners 31, Ltd. / Octagon Investment Partners 31 LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.310% 6.6378% 7/20/30 (b)(d)(g)		2,621,346	2,610,661
Octane Receivables Trust 2023 Series 2023-2A Class C, 6.24% 6/20/31 (b)		2,589,000	2,547,065
Onemain Financial Issuance Tru Series 2023-2A:
Class B, 6.17% 9/15/36 (b)		5,714,000	5,741,688
Class C, 6.74% 9/15/36 (b)		1,300,000	1,306,180
Class D, 7.52% 9/15/36 (b)		1,400,000	1,411,250
Oportun Funding Xiii LLC Series 2019-A Class B, 3.87% 8/8/25 (b)		69,239	68,301
Oportun Funding XIV, LLC Series 2021-A Class A, 1.21% 3/8/28 (b)		559,098	536,585
Oportun Issuance Trust 2021-B Series 2021-B:
Class B, 1.96% 5/8/31 (b)		184,000	166,828
Class C, 3.65% 5/8/31 (b)		247,000	227,792
Oportun Issuance Trust 2021-C Series 2021-C Class A, 2.18% 10/8/31 (b)		5,000,000	4,548,086
Oportun Issuance Trust 2022-2 Series 2022-2 Class C, 9.36% 10/9/29 (b)		235,000	235,323
Oportun Issuance Trust 2022-3 Series 2022-3 Class C, 10.147% 1/8/30 (b)		228,000	233,098
Oportun Issuance Trust 2022-A Series 2022-A:
Class A, 5.05% 6/9/31 (b)		351,000	341,630
Class C, 7.4% 6/9/31 (b)		160,000	152,485
Palmer Square CLO, Ltd. Series 2021-1A Class A1, CME Term SOFR 3 Month Index + 1.450% 6.7778% 4/20/34 (b)(d)(g)		3,000,000	2,988,321
Park Avenue Institutional Advisers CLO Ltd. / Park Avenue Institutional Advisers CLO LLC Series 2021-1A Class A1AR, CME Term SOFR 3 Month Index + 1.260% 6.5878% 10/20/31 (b)(d)(g)		12,750,000	12,670,121
Park Avenue Institutional Advisers CLO, Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.500% 6.8708% 2/14/34 (b)(d)(g)		2,000,000	1,985,522
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.7178% 10/20/34 (b)(d)(g)		5,651,000	5,606,741
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)		5,997,475	5,076,077
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)		4,627,425	4,152,790
Class A2II, 4.008% 12/5/51 (b)		4,135,650	3,410,224
PMT Credit Risk Transfer Trust Series 2021-1R Class A, CME Term SOFR 1 Month Index + 3.010% 8.3433% 2/27/24 (b)(d)(g)		3,341,936	3,322,604
Pret 2021-Npl6 LLC Series 2021-NPL6 Class A1, 2.4871% 7/25/51 (b)(d)		345,621	330,184
Pretium Mtg Credit Partners I 2021:
Series 2021-NPL1:
Class A1, 2.2395% 9/27/60 (b)		487,626	471,040
Class A2, 4.2128% 9/27/60 (b)		453,457	389,171
Series 2021-NPL4 Class A1, 2.3633% 10/27/60 (b)(d)		258,919	243,714
Progress Residential:
Series 2020-SFR2:
Class B, 2.578% 6/17/37 (b)		353,000	331,590
Class C, 3.077% 6/17/37 (b)		266,000	251,075
Class D, 3.874% 6/17/37 (b)		282,000	268,158
Series 2021-SFR2 Class GREG, 0% 6/17/37 (b)(o)		568,000	488,178
Series 2022-SFR3:
Class D, 4.45% 4/17/39 (b)		4,705,000	4,340,083
Class E2, 5.6% 4/17/39 (b)		588,000	544,440
Class F, 6.6% 4/17/39 (b)		335,000	312,260
Progress Residential 2021-Sfr1 Series 2021-SFR1 Class F, 2.757% 4/17/38 (b)		351,000	305,339
Progress Residential 2022-Sfr1 Series 2022-SFR1 Class E1, 3.93% 2/17/41 (b)		379,000	322,414
Progress Residential Trust:
Series 2019-SFR4 Class E, 3.435% 10/17/36 (b)		239,308	228,901
Series 2020-SFR3:
Class F, 2.796% 10/17/27 (b)		292,000	265,963
Class G, 4.105% 10/17/27 (b)		204,000	188,032
Series 2021-SFR11 Class E1, 3.378% 1/17/39 (b)		4,000,000	3,347,110
Series 2021-SFR2 Class E2, 2.647% 4/19/38 (b)		443,000	389,432
Series 2021-SFR3:
Class E2, 2.688% 5/17/26 (b)		281,728	246,210
Class F, 3.436% 5/17/26 (b)		1,500,000	1,306,507
Series 2021-SFR8:
Class E1, 2.382% 10/17/38 (b)		722,000	623,996
Class F, 3.181% 10/17/38 (b)		4,000,000	3,404,058
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)		643,616	591,284
Rco Vii Mortgage LLC 2021-2 Series 2021-2 Class A2, 3.8441% 9/25/26 (b)		157,978	146,308
Recette CLO, Ltd. Series 2021-1A Class ARR, 3 month U.S. LIBOR + 1.080% 6.6678% 4/20/34 (b)(d)(g)		4,700,000	4,652,450
Regional Management Issuance T Series 2021-1:
Class B, 2.42% 3/17/31 (b)		239,000	212,591
Class D, 5.07% 3/17/31 (b)		800,000	677,060
Regional Management Issuance Trust 2022 Series 2022-1 Class A, 3.07% 3/15/32 (b)		193,000	180,160
Renew 2017-1 Series 2017-1A:
Class A, 3.67% 9/20/52 (b)		28,353	25,295
Class B, 5.75% 9/20/52 (b)		24,012	22,523
Renew 2017-2 Series 2017-2A Class A, 3.22% 9/22/53 (b)		306,177	265,875
Renew 2023-1 Series 2023-1A Class A, 5.9% 11/20/58 (b)		745,504	703,411
Republic At Alamo Heights 4.7% 10/1/33 (e)(m)		4,000,000	4,005,000
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7078% 4/20/34 (b)(d)(g)		7,250,000	7,198,648
Romark CLO-IV Ltd. / Romark CLO-IV LLC Series 2021-4A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7125% 7/10/34 (b)(d)(g)		13,250,000	13,117,023
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.648% 1/15/37 (b)(d)(g)		7,731,000	7,629,592
Santander Drive Auto Receivabl Series 2023-2 Class C, 5.47% 12/16/30		740,000	728,899
Santander Drive Auto Receivables Trust:
Series 2019-2 Class D, 3.22% 7/15/25		36,789	36,747
Series 2021-1 Class D, 1.13% 11/16/26		2,800,000	2,690,515
Santander Revolving Auto Loan Series 2019-A:
Class A, 2.51% 1/26/32 (b)		957,000	913,813
Class C, 3% 1/26/32 (b)		314,000	298,225
Class D, 3.45% 1/26/32 (b)		219,000	206,651
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		5,381,156	4,553,211
Class B, 4.335% 3/15/40 (b)		652,182	466,336
Saratoga Investment Corp. CLO, Ltd. / Saratoga Investment Corp. CLO, Inc. Series 2021-1A Class AR3, CME Term SOFR 3 Month Index + 1.580% 6.9078% 4/20/33 (b)(d)(g)		12,000,000	11,974,392
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)		8,004,000	7,636,152
1.884% 7/15/50 (b)		2,753,000	2,485,507
2.328% 7/15/52 (b)		2,105,000	1,809,748
Securitized Asset Backed Receivables LLC Trust Series 2006-CB5 Class A3, CME Term SOFR 1 Month Index + 0.390% 5.7094% 6/25/36 (d)(g)		2,259,398	1,438,742
Sierra Timeshare 2022-1 Receiv Series 2022-1A Class D, 6% 10/20/38 (b)		257,835	242,943
Sierra Timeshare 2023-2 Receiv Series 2023-2A Class D, 9.72% 4/20/40 (b)		1,159,824	1,168,060
Sixth Street CLO XVII, Ltd. / Sixth Street CLO XVII LLC Series 2021-17A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8278% 1/20/34 (b)(d)(g)		5,000,000	4,985,840
Sound Point CLO VII-R, Ltd. Series 2021-3RA Class A1R, CME Term SOFR 3 Month Index + 1.330% 6.6772% 10/23/31 (b)(d)(g)		10,250,000	10,166,237
Soundview Home Equity Loan Trust Series 2007-OPT1 Class 2A1, CME Term SOFR 1 Month Index + 0.190% 5.5094% 6/25/37 (d)(g)		22,110	14,789
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)		1,483,750	1,237,363
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0761% 7/20/30 (b)(d)(g)		1,075,254	1,075,362
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6656% 4/23/35 (b)(d)(g)		7,640,000	7,543,935
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5296% 4/16/31 (b)(d)(g)		2,711,533	2,694,209
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6296% 7/15/32 (b)(d)(g)		768,000	763,466
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.4996% 7/15/30 (b)(d)(g)		554,971	552,205
TCW CLO, Ltd. / TCW CLO, LLC Series 2021-1A Class A1RR, CME Term SOFR 3 Month Index + 1.420% 6.7478% 4/20/34 (b)(d)(g)		5,500,000	5,459,421
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2894% 9/25/34 (d)(g)		3,163	3,015
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)		3,262,000	3,253,583
TH MSR Issuer Trust Series 2019-FT1 Class A, CME Term SOFR 1 Month Index + 2.910% 8.2294% 6/25/24 (b)(d)(g)		650,000	630,477
Theorem Funding Trust 2022-2 Series 2022-2A Class A, 6.06% 12/15/28 (b)		329,680	326,742
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(d)		7,369,296	6,264,049
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		8,244,030	6,843,040
Towd Point Mortgage Trust Series 2019-MH1 Class A1, 3% 11/25/58 (b)		949,266	939,568
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)		3,656,000	3,639,479
Class A3, 4.93% 4/20/26 (b)		3,341,000	3,306,409
Tralee CLO VII Ltd. / Tralee CLO VII LLC Series 2021-7A Class A1, CME Term SOFR 3 Month Index + 1.580% 6.9328% 4/25/34 (b)(d)(g)		12,000,000	11,859,048
Tricolor Auto Securitization T Series 2020-1A Class C, 8.25% 11/15/26 (b)		575,030	575,720
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)		204,000	186,590
Series 2020-SFR1 Class E, 3.544% 7/17/38 (b)		800,000	734,503
Trimaran Cavu 2019-1 Ltd. / Tri Series 2019-1A Class A1, CME Term SOFR 3 Month Index + 1.720% 7.0478% 7/20/32 (b)(d)(g)		1,000,000	997,949
Upstart Securitization Trust:
Series 2021-3 Class A, 0.83% 7/20/31 (b)		545,664	542,976
Series 2021-4 Class A, 0.84% 9/20/31 (b)		1,429,005	1,411,324
3.12% 3/20/32 (b)		1,895,485	1,866,092
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME Term SOFR 3 Month Index + 2.400% 7.7261% 10/20/34 (b)(d)(g)		6,967,000	6,973,389
VCAT Asset Securitization, LLC Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(d)		99,668	91,652
Venture 43 CLO, Ltd. Series 2021-43A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8096% 4/15/34 (b)(d)(g)		15,200,000	15,097,430
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/31 (b)		2,657,000	2,652,001
Vericrest Opportunity Loan Transferee Series 2021-NP11 Class A1, 1.8678% 8/25/51 (b)		4,317,764	3,955,753
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28		2,100,000	2,079,671
Volt 2021-Npl5 Series 2021-NPL5 Class A1, 2.1157% 3/27/51 (b)		634,098	599,862
Volt C LLC Series 2021-NPL9 Class A1, 1.9918% 5/25/51 (b)		433,718	398,331
Volt Ci LLC Series 2021-NP10 Class A1, 1.9918% 5/25/51 (b)		1,535,531	1,407,001
Volt Xciii LLC Series 2021-NPL2 Class A1, 1.8925% 2/27/51 (b)		1,800,445	1,673,581
VOLT XCIV LLC Series 2021-NPL3 Class A1, 2.2395% 2/27/51 (b)		7,547,791	7,123,604
Volt Xcix LLC Series 2021-NPL8 Class A1, 2.1157% 4/25/51 (b)		323,359	301,297
Volt Xcv LLC Series 2021-NPL4 Class A1, 2.2396% 3/27/51 (b)		159,771	153,243
Volt Xcvii LLC Series 2021-NPL6 Class A1, 2.2395% 4/25/51 (b)		382,008	356,607
Voya Clo 2018-3 Ltd. Series 2018-3A Class A1A, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/31 (b)(d)(g)		500,000	497,946
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8578% 7/20/32 (b)(d)(g)		8,868,000	8,854,538
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7417% 7/19/34 (b)(d)(g)		15,930,000	15,817,821
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(d)(g)		7,430,000	7,374,357
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.7196% 7/16/34 (b)(d)(g)		3,924,000	3,887,114
WaMu Asset-Backed Certificates Series 2007-HE2 Class 2A2, CME Term SOFR 1 Month Index + 0.300% 5.6194% 4/25/37 (g)		2,465,185	919,091
Wamu Asset-Backed Ctfs 07-He1 Series 2007-HE1 Class 2A3, CME Term SOFR 1 Month Index + 0.260% 5.5794% 1/25/37 (d)(g)		1,676,076	762,862
WaMu Mortgage pass-thru certificates Series 2006-HE1 Class 2A4, CME Term SOFR 1 Month Index + 0.670% 5.9894% 4/25/36 (g)		569,617	562,783
Welk Resorts 2019-A LLC Series 2019-AA Class C, 3.34% 6/15/38 (b)		58,306	54,685
Westgate Resorts 2020-1 LLC Series 2020-1A Class C, 6.213% 3/20/34 (b)		117,119	115,578
Westlake Automobile Receivable Series 2023-3A:
Class C, 6.02% 9/15/28 (b)		1,900,000	1,896,844
Class D, 6.47% 3/15/29 (b)		2,169,000	2,160,002
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26		1,926,000	1,916,705
Class A3, 4.66% 5/15/28		3,538,000	3,488,135
Series 2023-C Class A3, 5.15% 11/15/28		1,693,000	1,690,239
TOTAL ASSET-BACKED SECURITIES (Cost $1,201,938,976)			1,174,010,579

Collateralized Mortgage Obligations - 0.8%
		Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-B Class A, 2.239% 6/25/66 (b)(d)		453,820	430,483
Series 2021-E Class A1, 1.74% 12/25/60 (b)		1,547,487	1,288,473
Alternative Loan Trust floater Series 2007-OH3 Class A1B, CME Term SOFR 1 Month Index + 0.550% 5.8694% 9/25/47 (g)		1,809,420	1,607,405
Alternative Loan Trust 2007-Oa floater Series 2007-OA10 Class 2A1, CME Term SOFR 1 Month Index + 0.610% 5.9294% 9/25/47 (g)		5,331,640	829,741
Anchor Mtg Trust 2021-Rtl1 sequential payer Series 2021-1 Class A2, 3.65% 10/25/26 (b)		376,000	359,142
Angel Oak Mortgage Trust Series 2021-6 Class A1, 1.458% 9/25/66 (b)		3,478,646	2,714,547
Banc America Funding 2007-3 Trust floater Series 2007-3 Class TA8, CME Term SOFR 1 Month Index + 0.290% 5.6094% 4/25/37 (d)(g)		1,443,534	1,158,653
Banc of America Alternative Loan Trust Series 2004-6 Class 4A1, 5% 5/25/48		279	228
Banc of America Funding Corp.:
planned amortization class Series 2005-5 Class 3A5, 5.5% 8/25/35		34,372	31,995
Series 2005-7 Class 30PO, 0% 11/25/35 (e)(o)		670	502
Banc of America Mortgage Securities, Inc. Series 2004-F Class 1A1, 5.2715% 7/25/34 (d)		1,608	1,504
BCAP LLC Trust sequential payer Series 2010-RR4 Class 31A6, 5.8464% 1/26/37 (b)(d)		3,019,982	2,234,412
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-7 Class 3A, 4.6615% 10/25/33 (d)		398	372
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)		4,394,911	3,928,073
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(d)		1,396,149	1,335,157
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)		7,330,521	6,450,003
Bravo Residential Funding Trust 2023- Series 2023-NQM6 Class A2, 6.956% 9/25/63		1,000,000	999,983
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (b)		2,765,921	2,689,667
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(d)		2,669,707	2,464,636
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)		1,706,640	1,662,281
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)		1,806,701	1,747,202
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)		3,483,353	3,314,337
Cascade Mh Asset Trust 2022-Mh1 Series 2022-MH1 Class M, 4.25% 8/25/54 (b)		456,436	359,848
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)		4,361,246	4,162,639
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)		1,462,217	1,437,782
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)		5,566,734	5,453,830
Chase Mortgage Finance Trust Series 2007-A2 Class 2A1, 4.7961% 6/25/35 (d)		8,490	7,894
Chl Mtg Pass-Through Trust 2007-3 Series 2007-3 Class A17, 6% 4/25/37		962,832	485,408
Chl Mtg Pass-Through Trust 2007-8 sequential payer Series 2007-8 Class 1A12, 5.875% 1/25/38		846,466	396,103
CIM Trust:
sequential payer:
Series 2021-R1 Class A2, 2.4% 8/25/56 (b)		5,325,672	4,529,978
Series 2021-R3 Class A1A, 1.951% 6/25/57 (b)		6,787,574	5,865,591
Series 2021-R4 Class A1A, 2% 5/1/61 (b)		7,063,641	6,056,836
Series 2021-R5 Class A1A, 2% 8/25/61 (b)(d)		6,502,956	5,296,032
Series 2022-NR1 Class A1, 5% 7/25/62 (b)		3,733,944	3,470,860
Citigroup Mortgage Loan Trust:
floater Series 2004-HYB4 Class AA, CME Term SOFR 1 Month Index + 0.440% 5.7594% 12/25/34 (d)(g)		590	540
Series 2004-UST1 Class A3, 4.0981% 8/25/34 (d)		826	764
Series 2005-9 Class 22A1, 6% 11/25/35		1,106,976	1,030,159
Connecticut Ave Securities Trust 2019-R floater Series 2019-R07 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.510% 8.8021% 10/25/39 (b)(d)(g)		3,500,000	3,554,727
Connecticut Ave Securities Trust 2023-R Series 2023-R06 Class 1M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.700% 7.9876% 7/25/43 (b)(d)(g)		2,500,000	2,512,869
Connecticut Avenue Securities floater:
Series 2022-R03 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.250% 11.5376% 3/25/42 (b)(d)(g)		130,000	141,878
Series 2023-R01 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.400% 7.696% 12/25/42 (b)(d)(g)		907,282	920,870
Connecticut Avenue Securities Trust floater:
Series 2020-R01 Class 1M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.160% 7.4521% 1/25/40 (b)(d)(g)		280,990	283,012
Series 2022-R08 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.600% 10.8876% 7/25/42 (b)(d)(g)		1,500,000	1,602,501
Countrywide Home Loans, Inc. Series 2005-22 Class 2A1, 3.6524% 11/25/35 (d)		4,918	3,993
Countrywide Home Loans, Inc.:
sequential payer Series 2003-J3 Class 2A1, 6.25% 12/25/33		273	270
Series 2004-3 Class A25, 5.75% 4/25/34		1,937	1,802
Series 2004-5 Class 2A9, 5.25% 5/25/34		2,254	2,132
Credit Suisse First Boston Mortgage Securities Corp.:
planned amortization class:
Series 2005-10 Class 10A4, 6% 11/25/35		5,879	1,642
Series 2016-1 Class 1A16, 5.5% 2/25/35		146	144
sequential payer Series 2005-10 Class 6A13, 5.5% 11/25/35		5,873	2,613
Series 2005-12 Class 2A1, 6.5% 1/25/36		2,056,245	1,257,545
Credit Suisse Mortgage Trust Series 2021-RP11 Class PT, 3.7831% 10/25/61 (b)(d)		7,909,554	5,816,984
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.2795% 5/27/37 (b)(d)(g)		124,926	119,226
Csmc 2021-Jr1 Trust sequential payer Series 2021-JR1 Class A1, 2.465% 9/27/66 (b)(d)		223,180	214,102
Csmc 2022-Jr1 Trust sequential payer Series 2022-JR1 Class A1, 4.267% 10/25/66 (b)(d)		567,077	548,556
Csmc Mtg Backed Trust 2006-6 sequential payer Series 2006-6 Class 1A8, 6% 7/25/36		1,836,208	928,404
CSMC Trust:
sequential payer:
Series 2020-RPL2 Class A12, 3.5114% 2/25/60 (b)(d)		453,100	453,342
Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(d)		1,200,072	1,184,220
Series 2022-RPL1 Class A1, 4.15% 4/25/61 (b)(d)		7,264,248	6,280,871
Series 2022-RPL3 Class A1, 3.7162% 3/25/61 (b)(d)		11,399,253	11,053,884
Series 2021-RP11 Class CERT, 3.7778% 10/27/61 (b)		334,569	246,163
Series 2022-RPL1 Class PT, 4.5379% 4/25/61 (b)(d)		8,924,389	7,135,448
Csmcm 2022-Rpl1 Trust Series 2022-RPL1 Class CERT, 4.231% 4/25/61 (b)		375,121	296,077
CWALT, Inc.:
planned amortization class:
Series 2005-54CB Class 1A11, 5.5% 11/25/35		15,446	11,818
Series 2005-86CB Class A11, 5.5% 2/25/36		8,993	5,503
sequential payer:
Series 2004-22CB Class 1A1, 6% 10/25/34		7,438	7,321
Series 2005-23CB Class A2, 5.5% 7/25/35		4,084	3,414
Series 2005-13CB Class A8, 5.5% 5/25/35		1,824,255	1,530,840
Fannie Mae:
planned amortization class Series 2011-126 Class KB, 4% 12/25/41		250,063	242,172
Series 2003-64 Class SX, 13.460% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.7679% 7/25/33 (d)(g)(p)		357	338
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(d)		5,139,203	4,839,729
First Horizon Mortgage pass-thru Trust:
Series 2004-AA3 Class A1, 3.5338% 9/25/34 (d)		1,434	1,378
Series 2004-AR6 Class 2A1, 4.151% 12/25/34 (d)		1,303	1,240
Freddie Mac:
REMIC planned amortization class Series 1608 Class L, 6.5% 9/15/23		69	69
Series 262 Class 35, 3.5% 7/15/42		51,366	48,140
Ginnie Mae guaranteed REMIC pass-thru certificates:
Series 2007-9 Class CI, 6.080% - CME Term SOFR 1 Month Index 0.7715% 3/20/37 (d)(n)(p)		8,819	738
Series 2008-40 Class SA, 6.280% - CME Term SOFR 1 Month Index 0.9729% 5/16/38 (d)(n)(p)		10,570	605
GMAC Mortgage Loan Trust:
sequential payer Series 2003-J10 Class A1, 4.75% 1/25/19		319	319
Series 2005-AR6 Class 2A1, 3.3519% 11/19/35 (d)(e)		1,672,130	1,318,092
GSAMP Trust Series 2004-6F:
Class 2A4, 5.5% 5/25/34		1,312	1,223
Class 3A4, 6.5% 5/25/34		1,679	1,614
GSR Mortgage Loan Trust:
floater:
Series 2005-5F:
Class 8A1, CME Term SOFR 1 Month Index + 0.610% 5.5% 6/25/35 (d)(g)		283	266
Class 8A3, CME Term SOFR 1 Month Index + 0.610% 5.5% 6/25/35 (d)(g)		164	154
Series 2006-OA1 Class 1A1, CME Term SOFR 1 Month Index + 0.550% 5.8694% 8/25/46 (d)(g)		18,144,712	4,181,148
planned amortization class Series 2004-8F Class 2A3, 6% 9/25/34		710	677
Headlands Residential 2021-Rpl Series 2021-RPL1 Class NOTE, 2.487% 9/25/26 (b)		438,829	414,537
Impac CMB Trust floater Series 2004-10:
Class 3A1, CME Term SOFR 1 Month Index + 0.810% 6.1294% 3/25/35 (d)(g)		4,023	3,828
Class 3A2, CME Term SOFR 1 Month Index + 0.910% 6.2294% 3/25/35 (g)		2,529	2,412
J.P. Morgan Mortgage Trust Series 2021-13 Class A3, 2.5% 4/25/52 (b)		12,287,598	9,743,682
JPMorgan Mortgage Trust:
sequential payer Series 2004-S2:
Class 4A5, 6% 11/25/34		6,588	5,848
Class 5A1, 5.5% 12/25/19		653	566
Series 2004-S1 Class 3A1, 5.5% 9/25/34 (e)		523	497
Series 2006-A2:
Class 4A1, 5.5949% 8/25/34 (d)		2,141	2,145
Class 5A3, 4.5937% 11/25/33 (d)		959	922
Legacy Mortgage Asset Trust sequential payer Series 2021-SL1 Class A, 1.991% 9/25/60 (b)		510,927	504,308
Lhome Mortgage Trust 2023-Rtl2 Series 2023-RTL2 Class A1, 8% 6/25/28 (b)		3,000,000	2,993,363
Lhome Mtg Trust 2023-Rtl1 Series 2023-RTL1 Class A1, 7.869% 1/25/28 (b)(d)		3,059,000	3,046,753
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1, 4.7075% 4/21/34 (d)		506	481
MASTR Alternative Loan Trust Series 2004-6:
Class 6A1, 6.5% 7/25/34		7,227	6,928
Class 7A1, 6% 7/25/34		5,744	5,275
Mastr Resecuritization Trust Series 2005-PO Class 3PO, 0% 5/28/35 (b)(e)(o)		283	213
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2004-C Class A2, 6 month U.S. LIBOR + 0.600% 6.2826% 7/25/29 (d)(g)		1,174	1,115
Series 2006-A2 Class 1A, CME Term SOFR 1 Month Index + 0.470% 5.7894% 2/25/36 (g)		5,925,482	3,483,001
Series 2004-D Class A3, 7.2455% 9/25/29 (d)		1,284	1,194
Mill City Securities 2021-Rs1 Series 2021-RS1 Class A2, 3.9512% 4/28/66 (b)		351,063	299,818
Morgan Stanley Capital I Trust Series 2004-3 Class 4A, 5.648% 4/25/34 (d)		3,480	3,271
Morgan Stanley Mortgage Loan Trust Series 2004-7AR Class 2A6, 5.5214% 9/25/34 (d)		1,202	1,148
Naac Reperforming Ln Remic Trust sequential payer Series 2004-R2 Class A1, 6.5% 10/25/34 (b)(d)		2,147	1,860
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)		1,819,000	1,650,981
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)		4,155,611	3,784,452
NMLT Trust Series 2021-INV3 2.2769% 11/25/56 (b)		5,835,435	5,271,188
Nomura Ast Corp. Alt Mptc 06Af1 Series 2006-AF1 Class 1A3, 6.408% 5/25/36		2,857,947	553,137
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)		3,913,283	3,475,569
OBX Trust sequential payer Series 2021-NQM3 Class A1, 1.054% 7/25/61 (b)		13,136,406	9,785,692
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)		1,199,431	1,130,710
Onslow Bay Mortgage Loan Trust sequential payer Series 2021-NQM4 Class A2, 2.162% 10/25/61 (b)(d)		8,279,533	6,606,090
Phh Mortgage Trust Series 2008 Series 2008-CIM2 Class 5A1, 6% 7/25/38		1,140	1,037
Pmc Pls Esr Issuer LLC Series 2022-PLS1 Class A, 5.114% 2/25/27 (b)(d)		347,521	329,203
Pmt Credit Risk Transfer Trust Series 2019-2R Class A, CME Term SOFR 1 Month Index + 3.860% 9.1933% 5/30/25 (b)(d)(g)		3,628,087	3,609,008
Preston Ridge Partners Mortgage Trust:
Series 2021-2 Class A1, 2.115% 3/25/26 (b)		9,207,080	8,716,491
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)		1,709,897	1,505,274
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(d)		2,283,897	1,996,379
PRET LLC sequential payer Series 2022-RN2 Class A1, 5% 6/25/52 (b)		8,861,652	8,398,836
Prime Mtg Trust sequential payer Series 2004-CL1 Class 1A1, 6% 2/25/34		1,220	1,156
Prkcm 2023-Afc3 Trust Series 2023-AFC3 Class A2, 6.987% 9/25/58 (b)		1,000,000	1,000,030
Prpm 2021-10 LLC Series 2021-10 Class A1, 2.487% 10/25/26 (b)		2,146,804	1,994,135
Prpm 2022-Investment1 Trust Series 2022-INV1 Class A2, 4.4429% 4/25/67 (b)(d)		765,492	706,275
Radnor Re 2022-1 Ltd. floater Series 2022-1 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 12.0376% 9/25/32 (b)(d)(g)		368,616	390,736
RALI Trust:
Series 2006-QS4 Class A4, 6% 4/25/36		1,428,758	1,100,766
Series 2007-QS3 Class A5, 6.25% 2/25/37		2,214,196	1,719,321
Series 2007-QS8 Class A5, 6% 6/25/37		851,418	662,359
Rco Vi Mortgage LLC 2022-1 Series 2022-1 Class A1, 3% 1/25/27 (b)		471,160	452,610
Residential Accredit Loans, Inc. sequential payer Series 2005-QS5 Class A4, 5.75% 4/25/35		22,843	19,207
Residential Asset Securitization Trust sequential payer Series 2003-A8 Class A1, 3.75% 10/25/18		232	231
Retiro Mortgage Securities floater Series 2021-1A Class A1, 2.000% x 3 month EURIBOR EURO INTER 5% 7/30/75 (b)(d)(g)	EUR	350,182	374,444
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)		1,641,046	1,547,970
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)		869,154	799,159
Saco I, Inc. sequential payer Series 1997-2 Class 1A5, 7% 8/25/36 (b)		254	252
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (d)(g)		642	568
Series 2004-8 Class A2, CME TERM SOFR 6 MONTH INDEX + 1.160% 6.2401% 9/20/34 (d)(g)		5,475	4,981
Sequoia Mtg Trust 2007-3 Series 2007-3 Class 2AA1, 3.922% 7/20/37 (d)		424,794	336,911
Structured Adjustable Rate Mor Series 2007-6 Class 3A1, 4.3479% 7/25/37 (d)		1,435,152	952,355
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14 Class 1A, 5.1674% 10/25/34 (d)		782	750
Structured Asset Securities Corp.:
sequential payer:
Series 2003-26A Class 3A5, 6.3328% 9/25/33 (d)		9,449	8,876
Series 2003-37A Class 1A, 5.036% 12/25/33 (d)		13,285	12,467
Series 2003-37A Class 2A, 4.6323% 12/25/33 (d)		1,512	1,420
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0694% 9/25/43 (d)(g)		1,180,445	1,105,231
Towd PT Mtg Trust 2017-Fre2 Series 2017-FRE2 Class M6, 4% 11/25/47 (b)		124,166	117,427
Towd PT Mtg Trust 2021-R1 Series 2021-R1:
Class A1, 2.9181% 11/30/60 (b)(d)		1,097,095	886,588
Class A2C, 3.3072% 11/30/60 (b)(d)(e)		877,659	671,942
Vm Master Issuer LLC Series 2022-1 Class B, 6.877% 5/24/25 (b)		706,000	633,387
WaMu Mortgage pass-thru certificates:
floater Series 2005-AR2:
Class 2A1B, CME Term SOFR 1 Month Index + 0.850% 6.1694% 1/25/45 (g)		1,065,464	1,034,299
Class 2A21, CME Term SOFR 1 Month Index + 0.770% 6.0894% 1/25/45 (d)(g)		506	490
sequential payer Series 2004-RA1 Class 2A, 7% 3/25/34		2,590	2,463
Series 2003-AR8 Class A, 5.626% 8/25/33 (d)		1,800	1,687
Series 2003-AR9 Class 1A6, 4.8546% 9/25/33 (d)		1,338	1,242
Series 2004-AR11 Class A, 5.2748% 10/25/34 (d)		3,881	3,644
Series 2004-AR3:
Class A1, 4.518% 6/25/34 (d)		501	461
Class A2, 4.518% 6/25/34 (d)		4,625	4,171
Series 2004-S2 Class 2A4, 5.5% 6/25/34 (e)		3,848	3,498
Series 2005-4 Class CB7, 5.5% 6/25/35		7,764	6,665
Series 2006-2 Class 3CB, 6% 3/25/36		1,157,712	882,114
Wells Fargo Mortgage Backed Securities Trust Series 2004-K Class 1A2, 5.615% 7/25/34 (d)(e)		1,252	1,171
Wells Fargo Mtg Bank Sec 04 U Trust Series 2021-U Class A1, 4.5167% 10/25/34 (d)		2,300	2,181
TOTAL PRIVATE SPONSOR			225,345,985
U.S. Government Agency - 0.3%
Fannie Mae:
floater:
Series 2004-72 Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 5.9021% 9/25/34 (d)(g)		1,228	1,221
Series 2022-R04 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.250% 10.5376% 3/25/42 (b)(d)(g)		240,000	253,200
planned amortization class:
Series 1994-29 Class Z, 6.5% 2/25/24		128	128
Series 2002-56 Class PE, 6% 9/25/32		9,696	9,862
Series 2002-86 Class PG, 6% 12/25/32		6,225	6,303
Series 2003-25 Class KP, 5% 4/25/33		19,625	19,226
Series 2003-47 Class PE, 5.75% 6/25/33		6,339	6,399
Series 2005-19 Class PB, 5.5% 3/25/35		38,515	38,692
Series 2005-84 Class XM, 5.75% 10/25/35		1,311	1,326
Series 2006-77 Class PC, 6.5% 8/25/36		2,594	2,663
Series 2010-10 Class NT, 5% 2/25/40		15,023	14,805
Series 2012-149:
Class DA, 1.75% 1/25/43		545,640	490,056
Class GA, 1.75% 6/25/42		597,270	535,097
Series 2016-33 Class JA, 3% 7/25/45		249,105	227,145
Series 2016-38 Class 0, 3% 1/25/46		190,659	171,685
sequential payer:
Series 1995-19 Class Z, 6.5% 11/25/23		76	76
Series 1997-11 Class E, 7% 3/18/27		139	140
Series 1997-20 Class D, 7% 3/17/27		543	547
Series 1997-63 Class ZA, 6.5% 9/18/27 (n)		393	394
Series 1999-47 Class JZ, 8% 9/18/29		2,345	2,421
Series 2000-8 Class Z, 7.5% 2/20/30		1,379	1,414
Series 2001-14 Class Z, 6% 5/25/31		1,019	1,008
Series 2001-16 Class Z, 6% 5/25/31		1,246	1,250
Series 2001-81 Class HE, 6.5% 1/25/32		7,609	7,809
Series 2003-22 Class Z, 6% 4/25/33		5,058	5,128
Series 2003-W3 Class 2A5, 5.356% 6/25/42		206	202
Series 2003-W4 Class 2A, 5.0975% 10/25/42 (d)		1,664	1,690
Series 2003-W6 Class 1A41, 5.398% 10/25/42		2,465	2,419
Series 2004-W9 Class 1A3, 6.05% 2/25/44		5,453	5,495
Series 2006-9 Class KZ, 6% 3/25/36		3,945	4,035
Series 2007-71 Class GZ, 6% 7/25/47		2,996	3,102
Series 2020-101 Class BA, 1.5% 9/25/45		1,798,063	1,501,131
Series 2020-43 Class MA, 2% 1/25/45		1,625,800	1,423,786
Series 2020-49 Class JA, 2% 8/25/44		193,775	172,066
Series 2020-80 Class BA, 1.5% 3/25/45		2,428,345	2,037,614
Series 2021-68 Class A, 2% 7/25/49		383,105	307,251
Series 2021-85 Class L, 2.5% 8/25/48		209,408	180,645
Series 2021-95:
Class 0, 2.5% 9/25/48		2,369,621	2,034,894
Class BA, 2.5% 6/25/49		3,547,739	3,050,611
Series 2021-96 Class HA, 2.5% 2/25/50		345,426	299,855
Series 2021-W3 Class A, 7% 9/25/41 (d)		3,284	3,169
Series 2022-1 Class KA, 3% 5/25/48		1,195,101	1,062,449
Series 2022-11 Class B, 3% 6/25/49		958,701	860,235
Series 2022-13 Class HA, 3% 8/25/46		808,309	737,652
Series 2022-3:
Class D, 2% 2/25/48		3,507,309	3,007,210
Class N, 2% 10/25/47		9,636,658	8,057,426
Series 2022-30 Class E, 4.5% 7/25/48		3,451,174	3,316,656
Series 2022-4 Class B, 2.5% 5/25/49		252,286	216,576
Series 2022-42 Class BA, 4% 6/25/50		1,178,997	1,103,168
Series 2022-49 Class TC, 4% 12/25/48		1,113,435	1,063,605
Series 2022-7:
Class A, 3% 5/25/48		1,701,964	1,513,235
Class E, 2.5% 11/25/47		3,521,962	3,084,590
Series 2022-9 Class BA, 3% 5/25/48		608,499	542,528
Series 20XX-10 Class Z, 6% 2/25/37		524	547
Series 1997-42 Class EG, 8% 7/18/27		731	747
Series 2001-36 Class ST, 8.380% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.0979% 11/25/30 (d)(n)(p)		1,753	174
Series 2001-72 Class SB, 7.380% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.0979% 12/25/31 (d)(n)(p)		4,313	386
Series 2001-T12 Class IO, 0.4874% 8/25/41 (d)(n)		210,608	2,082
Series 2002-19 Class SC, 13.970% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 4.8368% 3/17/32 (d)(g)		356	352
Series 2002-T16 Class A2, 7% 7/25/42		9,799	10,118
Series 2002-T19 Class A1, 6.5% 7/25/42		8,463	8,605
Series 2002-T4:
Class A2, 7% 12/25/41		5,659	5,797
Class A4, 9.5% 12/25/41		10,048	11,168
Class IO, 0.4004% 12/25/41 (d)(n)		498,403	4,330
Series 2002-W10 Class IO, 0.9154% 8/25/42 (d)(n)		44,667	670
Series 2002-W7 Class IO1, 0.8775% 6/25/29 (d)(n)		77,926	1,470
Series 2003-130 Class HZ, 6% 1/25/34		167,856	170,411
Series 2004-T1 Class 1A1, 6% 1/25/44		3,948	3,955
Series 2004-T2:
Class 1A3, 7% 11/25/43		3,080	3,128
Class 1A4, 7.5% 11/25/43		3,283	3,331
Series 2004-T3 Class 1IO4, 0.6029% 2/25/44 (d)(n)		75,169	741
Series 2004-W11 Class 1IO1, 0.3487% 5/25/44 (d)(n)		229,080	1,560
Series 2004-W2:
Class 1A, 6% 2/25/44		2,825	2,818
Class 2A2, 7% 2/25/44		762	777
Series 2004-W8 Class 3A, 7.5% 6/25/44		1,727	1,770
Series 2005-51 Class MO, 0% 6/25/35 (o)		469	308
Series 2005-53 Class CS, 6.580% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2979% 6/25/35 (d)(n)(p)		5,543	385
Series 2005-72 Class WS, 6.630% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.3479% 8/25/35 (d)(n)(p)		2,359	131
Series 2005-79 Class ZC, 5.9% 9/25/35		163,559	163,690
Series 2005-W4 Class 1A1, 6% 8/25/45		3,129	3,108
Series 2006-20 Class IB, 6.470% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1879% 4/25/36 (d)(n)(p)		3,661	294
Series 2007-109 Class YI, 6.330% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0479% 12/25/37 (d)(n)(p)		35,012	3,485
Series 2007-54 Class IB, 6.290% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0079% 6/25/37 (d)(n)(p)		64,301	5,171
Series 2007-75 Class JI, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1429% 8/25/37 (d)(n)(p)		517,402	47,933
Series 2008-62 Class SM, 6.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.7979% 7/25/38 (d)(n)(p)		11,344	934
Series 2008-91 Class SI, 5.880% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.5979% 3/25/38 (d)(n)(p)		7,264	236
Series 2009-112:
Class ST, 6.130% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.8479% 1/25/40 (d)(n)(p)		6,643	513
Class SW, 6.130% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.8479% 1/25/40 (d)(n)(p)		4,367	378
Series 2009-52 Class PI, 5% 7/25/39 (n)		3,953	613
Series 2009-89 Class A1, 5.41% 5/25/35		1,308	1,297
Series 2010-129 Class PZ, 4.5% 11/25/40		33,194	31,029
Series 2010-135 Class ZA, 4.5% 12/25/40		348,175	343,142
Series 2010-150 Class ZC, 4.75% 1/25/41		544,571	532,249
Series 2010-35 Class SB, 6.300% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0179% 4/25/40 (d)(n)(p)		6,676	547
Series 2010-70 Class SA, 91.220% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6% 4/25/38 (d)(g)(n)		12,926	2,302
Series 2010-95 Class ZC, 5% 9/25/40		1,194,083	1,180,877
Series 2011-19 Class ZY, 6.5% 7/25/36		3,529	3,617
Series 2011-4 Class PZ, 5% 2/25/41		182,391	173,583
Series 2012-100 Class WI, 3% 9/25/27 (n)		188,948	7,265
Series 2012-14 Class JS, 6.530% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2479% 12/25/30 (d)(n)(p)		8,039	13
Series 2012-148 Class IE, 3% 1/25/33 (n)		73,740	6,122
Series 2012-46 Class KI, 3.5% 5/25/27 (n)		14,173	578
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1479% 6/25/41 (d)(n)(p)		17,635	112
Series 2013-13 Class IK, 2.5% 3/25/28 (n)		62,051	2,095
Series 2013-133 Class IB, 3% 4/25/32 (n)		62,251	1,466
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6479% 1/25/44 (d)(n)(p)		78,389	7,357
Series 2013-44 Class DJ, 1.85% 5/25/33		5,323,925	4,752,382
Series 2013-51 Class GI, 3% 10/25/32 (n)		356,850	19,990
Series 2015-42 Class IL, 6% 6/25/45 (n)		493,722	83,233
Series 2015-70 Class JC, 3% 10/25/45		417,455	389,133
Series 2017-30 Class AI, 5.5% 5/25/47 (n)		292,506	49,788
Series 2019-20 Class H, 3.5% 5/25/49		190,304	174,505
Series 2020-45 Class JL, 3% 7/25/40		66,029	59,449
Series 2021-59 Class H, 2% 6/25/48		217,227	177,080
Series 2021-66:
Class DA, 2% 1/25/48		234,663	191,919
Class DM, 2% 1/25/48		249,379	203,955
target amortization class Series 2006-27 Class OB, 0% 4/25/36 (o)		16,403	12,792
Fannie Mae Stripped Mortgage-Backed Securities:
Series 2001-313 Class 1, 0% 6/25/31 (o)		7,649	6,450
Series 2007-380 Class S36, 7.780% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.4979% 7/25/37 (d)(n)(p)		2,193	310
Series 2007-383:
Class 68, 6.5% 9/25/37 (n)		1,342	302
Class 69, 6.5% 10/25/37 (d)(n)		1,895	424
Freddie Mac:
floater Series 2005-2995 Class FT, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.553% 5/15/29 (d)(g)		1,203	1,189
planned amortization class:
Series 1998-2022 Class PE, 6.5% 1/15/28		136	136
Series 1998-2091 Class PG, 6% 11/15/28		3,152	3,161
Series 2001-2325 Class JO, 0% 6/15/31 (o)		821	683
Series 2001-2330 Class PE, 6.5% 6/15/31		1,953	1,990
Series 2002-2410 Class QB, 6.25% 2/15/32		4,906	4,926
Series 2002-2427 Class GE, 6% 3/15/32		9,372	9,494
Series 2002-2430 Class WF, 6.5% 3/15/32		6,248	6,398
Series 2002-2466 Class DH, 6.5% 6/15/32		654	681
Series 2002-2543 Class YX, 6% 12/15/32		3,989	4,047
Series 2003-2699 Class W, 5.5% 11/15/33		3,320	3,345
Series 2004-2733 Class SB, 7.900% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.2373% 10/15/33 (d)(p)		4,445	4,263
Series 2004-2845 Class QH, 5% 8/15/34		2,495	2,478
Series 2005-2912 Class EH, 5.5% 1/15/35		13,495	13,661
Series 2006-3202 Class HI, 6.530% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.347% 8/15/36 (d)(n)(p)		12,367	1,085
Series 2009-3605 Class NC, 5.5% 6/15/37		8,938	9,010
Series 2009-3610 Class CA, 4.5% 12/15/39		3,366	3,287
Series 2010-3653 Class HJ, 5% 4/15/40		1,689	1,675
Series 2010-3677 Class PB, 4.5% 5/15/40		22,758	22,196
Series 2010-3737 Class DG, 5% 10/15/30		1,121	1,111
Series 2020-4960 Class PB, 1.5% 10/25/49		2,107,063	1,702,766
Series 4135 Class AB, 1.75% 6/15/42		445,921	399,173
sequential payer:
Series 1999-2116 Class ZA, 6% 1/15/29		754	759
Series 1999-2148 Class ZA, 6% 4/15/29		218	219
Series 1999-2201 Class C, 8% 11/15/29		505	520
Series 2001-2293 Class ZA, 6% 3/15/31		1,057	1,061
Series 2001-2310 Class Z, 6% 4/15/31		164	165
Series 2003-2643 Class SA, 44.750% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 11.0306% 3/15/32 (d)(g)		168	217
Series 2004-2756 Class 0, 5% 2/15/24		82	82
Series 2005-2989 Class TG, 5% 6/15/25		634	629
Series 2005-3005 Class ED, 5% 7/15/25		1,136	1,126
Series 2006-3187 Class Z, 5% 7/15/36		16,627	16,596
Series 2006-3201 Class IN, 6.130% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.947% 8/15/36 (d)(n)(p)		2,861	161
Series 2007-3274 Class B, 6% 2/15/37		1,580	1,657
Series 2008-3409 Class DB, 6% 1/15/38		8,568	8,649
Series 2009-3592 Class BZ, 5% 10/15/39		38,882	38,776
Series 2010-3648 Class CY, 4.5% 3/15/30		5,871	5,728
Series 2012-4060 Class TB, 2.5% 6/15/27		117,021	110,547
Series 2018-4796 Class CZ, 4% 5/15/48		359,148	336,414
Series 2018-4830 Class WZ, 4% 9/15/48		352,523	330,042
Series 2020-4993 Class LA, 2% 8/25/44		1,557,964	1,376,429
Series 2020-5018:
Class LC, 3% 10/25/40		442,934	398,844
Class LY, 3% 10/25/40		335,613	302,267
Series 2021-5175 Class CB, 2.5% 4/25/50		1,234,386	1,057,079
Series 2021-5180 Class KA, 2.5% 10/25/47		249,268	218,529
Series 2022-5189:
Class DA, 2.5% 5/25/49		885,145	756,821
Class TP, 2.5% 5/25/49		771,121	666,567
Series 2022-5190:
Class BA, 2.5% 11/25/47		870,377	751,793
Class CA, 2.5% 5/25/49		644,893	550,967
Series 2022-5191 Class CA, 2.5% 4/25/50		293,457	251,742
Series 2022-5197:
Class A, 2.5% 6/25/49		644,894	557,293
Class DA, 2.5% 11/25/47		661,045	571,126
Series 2022-5198 Class BA, 2.5% 11/25/47		3,343,502	2,924,785
Series 2022-5202:
Class AG, 3% 1/25/49		459,679	409,412
Class LB, 2.5% 10/25/47		705,778	608,289
Series 3871 Class KB, 5.5% 6/15/41		367,902	375,362
Series 1997-186 Class PO, 0% 8/1/27 (o)		1,409	1,272
Series 2002-2530 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.797% 6/15/29 (d)(n)(p)		3,677	288
Series 2002-2534 Class SI, 20.760% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.2722% 2/15/32 (d)(g)		553	596
Series 2003-2586 Class IO, 6.5% 3/15/33 (n)		4,042	777
Series 2003-2594 Class IV, 7% 3/15/32 (n)		1,103	209
Series 2003-2610 Class UI, 6.5% 5/15/33 (n)		3,230	642
Series 2003-2656 Class AC, 6% 8/15/33		1,334	1,335
Series 2004-2764 Class S, 13.460% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.4925% 7/15/33 (d)(g)		464	406
Series 2005-2980 Class QB, 6.5% 5/15/35		460	472
Series 2006-3184 Class YO, 0% 3/15/36 (o)		7,314	5,754
Series 2007-3305 Class IW, 6.330% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.147% 4/15/37 (d)(n)(p)		4,474	390
Series 2007-76 Class 2A, 2.2551% 10/25/37 (d)		5,727	4,846
Series 2009-3546 Class A, 4.3421% 2/15/39 (d)		1,187	1,174
Series 2009-3609 Class SA, 6.220% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.037% 12/15/39 (d)(n)(p)		7,985	420
Series 2011-3855 Class AM, 6.5% 11/15/36		2,489	2,513
Series 2012-279 Class 35, 3.5% 9/15/42		13,272	12,189
Series 2012-4030 Class IL, 3.5% 4/15/27 (n)		7,136	215
Series 2012-4146 Class KI, 3% 12/15/32 (n)		73,161	6,795
Series 2014-323 Class 300, 3% 1/15/44		49,514	44,256
Series 2014-334 Class 300, 3% 8/15/44		49,061	43,950
Series 2017-4683 Class LM, 3% 5/15/47		599,702	558,875
Series 2020-5041 Class LB, 3% 11/25/40		752,922	677,801
Series 2021-5083 Class VA, 1% 8/15/38		4,322,309	3,992,092
Series 2021-5176 Class AG, 2% 1/25/47		937,418	798,896
Series 2021-5182 Class A, 2.5% 10/25/48		1,614,686	1,385,339
Series 2933 Class ZM, 5.75% 2/15/35		340,033	345,732
Series 2996 Class ZD, 5.5% 6/15/35		219,111	221,254
Series 3237 Class C, 5.5% 11/15/36		282,127	280,961
Series 3980 Class EP, 5% 1/15/42		1,557,244	1,545,393
Series 4055 Class BI, 3.5% 5/15/31 (n)		53,799	1,026
Series 4149 Class IO, 3% 1/15/33 (n)		197,902	15,180
Series 4314 Class AI, 5% 3/15/34 (n)		14,845	375
Series 4427 Class LI, 3.5% 2/15/34 (n)		214,747	12,024
Series 4471 Class PA 4% 12/15/40		169,541	163,911
target amortization class Series 2003-2557 Class HL, 5.3% 1/15/33		2,236	2,224
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 1998-2036 Class PG, 6.5% 1/15/28		1,114	1,118
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2021-5159 Class GC, 2% 11/25/47		200,170	171,153
Series 4386 Class AZ, 4.5% 11/15/40		456,729	438,726
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-4 Class MT, 3.5% 6/25/57		267,300	237,521
Series 2019-4 Class MB, 3% 2/25/59		1,256,223	918,102
Series 2018-4 Class HT, 3% 3/25/58		2,170,009	1,851,157
Series 2019-3 Class M55D, 4% 10/25/58		350,105	315,627
Series 2021-1 Class BXS, 13.2802% 9/25/60 (b)(d)		306,206	214,098
Series 2021-2 Class BXS, 13.6361% 11/25/60 (b)(d)		146,146	115,184
Series 2022-1 Class MTU, 3.25% 11/25/61		885,223	771,689
Series 2023-1 Class MT, 3% 10/25/62		5,647,853	4,743,381
Freddie Mac STACR REMIC Trust floater:
Series 2019-DNA4 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.810% 8.1021% 10/25/49 (b)(d)(g)		9,700,000	9,821,250
Series 2020-DNA2 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.610% 7.9021% 2/25/50 (b)(d)(g)		1,000,000	1,005,005
Series 2020-DNA6 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.2876% 12/25/50 (b)(d)(g)		3,910,000	3,880,381
Series 2021-DNA2 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.400% 8.6876% 8/25/33 (b)(d)(g)		4,380,000	4,443,458
Series 2021-DNA6 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.500% 6.7876% 10/25/41 (b)(d)(g)		1,799,396	1,762,085
Series 2021-HQA1:
Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.2876% 8/25/33 (b)(d)(g)		2,700,000	2,663,025
Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.250% 7.5376% 8/25/33 (b)(d)(g)		3,636,388	3,607,153
Series 2022-DNA1 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.850% 7.1376% 1/25/42 (b)(d)(g)		11,800,000	11,578,028
Series 2022-DNA2 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.400% 7.6876% 2/25/42 (b)(d)(g)		2,240,000	2,234,624
Series 2022-DNA3 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.900% 8.1876% 4/25/42 (b)(d)(g)		12,545,000	12,720,191
Freddie Mac. STACR REMIC Trust floater Series 2020-DNA1 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.410% 7.7021% 1/25/50 (b)(d)(g)		6,600,000	6,553,320
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities Series 2017-16 Class KU, 6.530% - CME Term SOFR 1 Month Index 1.2215% 4/20/37 (d)(n)(p)		9,631	792
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.6353% 12/20/60 (d)(g)(l)		566,250	562,444
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.8053% 9/20/61 (d)(g)(l)		1,937,036	1,928,595
Series 2012-H11 Class FA, CME Term SOFR 1 Month Index + 0.810% 5.9553% 2/20/62 (d)(g)		49,073	48,932
Series 2012-H18 Class NA, CME Term SOFR 1 Month Index + 0.630% 5.7753% 8/20/62 (d)(g)(l)		265,016	263,521
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8711% 5/20/61 (d)(g)(l)		3,578	3,525
Series 2013-H19 Class FC, CME Term SOFR 1 Month Index + 0.600% 5.8553% 8/20/63 (d)(g)(l)		416,796	415,577
Series 2013-H20 Class FB, CME Term SOFR 1 Month Index + 1.110% 6.2553% 8/20/63 (d)(g)		15,903	15,915
Series 2013-H23 Class FA, CME Term SOFR 1 Month Index + 1.410% 6.5553% 9/20/63 (d)(g)		33,119	33,206
Series 2015-H04 Class FL, CME Term SOFR 1 Month Index + 0.580% 5.633% 2/20/65 (d)(g)		115,353	114,514
Series 2015-H23 Class FB, CME Term SOFR 1 Month Index + 0.630% 5.7377% 9/20/65 (d)(g)		122,855	122,135
Series 2016-H16 Class FD, CME TERM SOFR 12 MONTH INDEX + 1.090% 6.1054% 6/20/66 (d)(g)		177,860	177,146
Series 2016-H17 Class FC, CME Term SOFR 1 Month Index + 0.940% 5.6364% 8/20/66 (d)(g)		112,328	112,023
Series 2017-H23 Class FA, CME Term SOFR 1 Month Index + 0.590% 5.6977% 10/20/67 (d)(g)		519,710	515,977
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9285% 10/20/49 (d)(g)		235,051	227,372
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8785% 2/20/49 (d)(g)		1,083,970	1,056,932
Series 2019-H09 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7177% 5/20/69 (d)(g)		354,138	351,082
Series 2021-H10 Class AF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.500% 6.7381% 6/20/71 (d)(g)		692,350	703,658
planned amortization class:
Series 2003-18 Class PG, 5.5% 3/20/33		7,876	7,926
Series 2004-19 Class KE, 5% 3/16/34		31,661	31,502
Series 2006-26 Class S, 6.380% - CME Term SOFR 1 Month Index 1.0715% 6/20/36 (d)(n)(p)		9,634	801
Series 2006-33 Class PK, 6% 7/20/36		3,168	3,201
Series 2007-22 Class PK, 5.5% 4/20/37		15,224	15,356
Series 2007-24 Class SA, 6.390% - CME Term SOFR 1 Month Index 1.0815% 5/20/37 (d)(n)(p)		14,293	1,277
Series 2008-49 Class PH, 5.25% 6/20/38		15,479	15,411
Series 2008-55 Class PL, 5.5% 6/20/38		14,241	14,388
Series 2009-72 Class SM, 6.130% - CME Term SOFR 1 Month Index 0.8229% 8/16/39 (d)(n)(p)		5,242	391
Series 2010-158 Class MS, 9.770% - CME Term SOFR 1 Month Index 0% 12/20/40 (d)(p)		457,906	359,612
Series 2015-157 Class GA, 3% 1/20/45		9,040	8,509
Series 2016-69 Class WA, 3% 2/20/46		280,196	254,270
Series 2017-134 Class BA, 2.5% 11/20/46		661,773	584,477
sequential payer:
Series 2009-81 Class A, 5.75% 9/20/36		1,753	1,759
Series 2010-160 Class DY, 4% 12/20/40		941,304	899,610
Series 2010-170 Class B, 4% 12/20/40		208,324	199,072
Series 2017-139 Class BA, 3% 9/20/47		2,790,602	2,490,789
Series 2022-22 Class UH, 3% 12/20/50		728,364	653,143
Series 2003-52 Class SB, 11.340% x CME Term SOFR 1 Month Index 2.0526% 6/16/33 (d)(g)		931	875
Series 2007-7 Class EI, 6.080% - CME Term SOFR 1 Month Index 0.7715% 2/20/37 (d)(n)(p)		14,914	1,204
Series 2008-50 Class SA, 6.110% - CME Term SOFR 1 Month Index 0.8015% 6/20/38 (d)(n)(p)		20,641	1,838
Series 2009-106 Class XL, 6.630% - CME Term SOFR 1 Month Index 1.3215% 6/20/37 (d)(n)(p)		4,745	369
Series 2009-16 Class SJ, 6.680% - CME Term SOFR 1 Month Index 1.3715% 5/20/37 (d)(n)(p)		14,552	1,589
Series 2010-116 Class QB, 4% 9/16/40		1,579,516	1,515,237
Series 2010-14 Class SN, 5.830% - CME Term SOFR 1 Month Index 0.5229% 2/16/40 (d)(n)(p)		259,650	12,678
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6715% 7/20/41 (d)(n)(p)		69,232	5,824
Series 2013-149 Class MA, 2.5% 5/20/40		653,075	620,984
Series 2013-H04 Class BA, 1.65% 2/20/63 (l)		230	208
Series 2014-105 Class SN, 5.980% - CME Term SOFR 1 Month Index 0.6715% 12/20/34 (d)(n)(p)		13,755	1,065
Series 2014-60 Class W, 4.1247% 2/20/29 (d)		9,731	9,476
Series 2015-H02 Class HA, 2.5% 1/20/65		40,133	38,794
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)		6,663	6,199
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.7% 8/20/66 (d)(g)(l)		1,120,913	1,115,801
Series 2017-H08 Class XI, 0.0726% 3/20/67 (d)(n)		370,013	15,383
Series 2017-H11 Class XI, 0.341% 5/20/67 (d)(n)		970,770	38,126
Series 2017-H14:
Class AI, 0.8299% 6/20/67 (d)(n)		514,400	29,123
Class XI, 0.4279% 6/20/67 (d)(n)		373,682	11,701
Series 2021-125 Class HA, 1.5% 4/20/51		841,318	726,562
Series 2021-155 Class PD, 1.25% 9/20/51		868,443	754,521
Series 2021-175 Class PB, 1% 3/20/50		360,209	285,481
Series 2021-215 Class LG, 1.75% 12/20/51		1,244,709	1,029,600
target amortization class Series 2004-90 Class SI, 5.980% - CME Term SOFR 1 Month Index 0.6715% 10/20/34 (d)(n)(p)		5,865	384
United States Department of Veterans Affairs guaranteed REMIC pass thru certificates:
sequential payer Series 1998-1 Class 2E, 7% 3/15/28		7,939	7,915
Series 1996-2 Class 1Z, 6.75% 6/15/26		2,244	2,265
Series 1999-1 Class 2Z, 6.5% 1/15/29		1,274	1,279
TOTAL U.S. GOVERNMENT AGENCY			159,701,356
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $412,072,433)			385,047,341

Commercial Mortgage Securities - 2.3%
	Principal Amount (a)	Value ($)
20 Times Square Trust 2018-20Ts Series 2018-20TS Class F, 3.2032% 5/15/35 (b)(d)	3,016,196	2,051,279
3650R Commercial Mortgage Trust sequential payer Series 2021-PF1 Class A4, 2.253% 11/15/54	4,200,000	3,285,473
Acre Commercial Mtg 2021-Florida4 Ltd. / A floater Series 2021-FL4 Class C, CME Term SOFR 1 Month Index + 1.860% 7.1764% 12/18/37 (b)(d)(g)	263,000	247,908
Amalfi At Tuscan Lakes 4.45% 6/1/33 (e)(m)	2,000,000	1,986,250
Arbor Multifamily Mortgage Securities Trust sequential payer Series 2021-MF2 Class A4, 2.2515% 6/15/54 (b)	9,500,000	7,649,312
Areit 2021-Cre5 Trust floater sequential payer Series 2021-CRE5 Class C, CME Term SOFR 1 Month Index + 2.360% 7.6782% 11/17/38 (b)(d)(g)	146,000	138,141
Ashford Hospitality Trust floater Series 2018-ASHF Class A, CME Term SOFR 1 Month Index + 1.070% 6.383% 4/15/35 (b)(d)(g)	2,892,924	2,838,246
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.461% 1/15/39 (b)(d)(g)	4,172,000	4,058,504
Class B, CME Term SOFR 1 Month Index + 1.550% 6.861% 1/15/39 (b)(d)(g)	789,000	763,363
Class C, CME Term SOFR 1 Month Index + 2.150% 7.461% 1/15/39 (b)(d)(g)	562,000	540,541
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	6,500,000	5,998,483
Class ANM, 3.112% 11/5/32 (b)	4,963,000	4,520,574
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,113,000	908,325
Class CNM, 3.8425% 11/5/32 (b)(d)(e)	461,000	348,564
Bamll Re-Remic Trust 2014-Frr5 Series 2014-FRR5:
Class AK37, 1.9908% 1/27/47 (b)(d)	455,505	438,019
Class BK37, 1/27/47 (b)(o)	292,553	282,888
Bamll Re-Remic Trust 2014-Frr8 Series 2014-FRR8 Class A, 1.9266% 11/26/47 (b)(d)	351,063	326,456
BANK:
sequential payer:
Series 2018-BN14 Class A4, 4.231% 9/15/60	7,200,000	6,773,070
Series 2019-BN19 Class A3, 3.183% 8/15/61	292,553	252,109
Series 2019-BN21:
Class A4, 2.6% 10/17/52	4,389,252	3,803,952
Class A5, 2.851% 10/17/52	838,000	721,590
Series 2020-BN28 Class A3, 1.584% 3/15/63	9,000,000	7,147,868
Series 2021-BN31 Class A3, 1.771% 2/15/54	2,000,000	1,567,951
Series 2021-BN32 Class A4, 2.349% 4/15/54	20,000,000	16,399,268
Series 2021-BN33 Class A4, 2.27% 5/15/64	9,000,000	7,309,540
Series 2020-BN25 Class XB, 0.532% 1/15/63 (d)(n)	5,200,000	121,432
Series 2021-BN31 Class XB, 0.9782% 2/15/54 (d)(n)	7,000,000	349,738
Series 2021-BN33 Class XA, 1.1682% 5/15/64 (d)(n)	13,429,473	725,893
Series 2021-BN34 Class XB, 0.6264% 6/15/63 (d)(n)	171,794,000	5,511,667
Bank5 2023-5Yr2 sequential payer Series 2023-5YR2 Class A3, 6.656% 6/15/28	15,000,000	15,505,457
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, CME Term SOFR 1 Month Index + 0.710% 5.8294% 11/25/35 (b)(d)(g)	14,179	12,914
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 6.0144% 1/25/36 (b)(d)(g)	33,589	30,682
Class M1, CME Term SOFR 1 Month Index + 0.780% 6.1044% 1/25/36 (b)(d)(g)	10,842	9,872
Series 2006-4A Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8344% 12/25/36 (b)(d)(g)	75,942	69,479
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8344% 3/25/37 (b)(d)(g)	19,238	17,276
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.6994% 7/25/37 (b)(d)(g)	59,462	52,468
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.7494% 7/25/37 (b)(d)(g)	55,672	49,233
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.7994% 7/25/37 (b)(d)(g)	18,949	16,850
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.8644% 7/25/37 (b)(d)(g)	20,595	18,125
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.8944% 7/25/37 (b)(d)(g)	10,915	9,793
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.9394% 7/25/37 (b)(d)(g)	11,674	10,431
Class M3, CME Term SOFR 1 Month Index + 0.660% 5.9844% 7/25/37 (b)(d)(g)	18,697	15,815
Class M4, CME Term SOFR 1 Month Index + 0.860% 6.1794% 7/25/37 (b)(d)(g)	29,517	25,061
Class M5, CME Term SOFR 1 Month Index + 1.010% 6.3294% 7/25/37 (b)(d)(g)	16,244	18,811
BB-UBS Trust:
sequential payer Series 2012-SHOW Class A, 3.4302% 11/5/36 (b)	407,000	370,888
Series 2012-SHOW Class E, 4.1602% 11/5/36 (b)(d)	437,000	376,376
Bbccre Trust 2015-Gtp sequential payer Series 2015-GTP Class A, 3.966% 8/10/33 (b)	274,000	254,084
BBCMS Mortgage Trust:
sequential payer:
Series 2019-C4 Class A4, 2.661% 8/15/52	4,000,000	3,529,111
Series 2021-C9 Class A4, 2.021% 2/15/54	10,000,000	7,999,034
Series 2016-ETC Class E, 3.7292% 8/14/36 (b)(d)	4,500,000	3,247,785
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	10,000,000	10,249,070
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51	1,700,000	1,632,427
Benchmark Mortgage Trust:
sequential payer:
Series 2018 B2 Class A4, 3.6147% 2/15/51	3,500,000	3,183,891
Series 2018-B4 Class A5, 4.121% 7/15/51	949,000	883,123
Series 2019-B10 Class A4, 3.717% 3/15/62	1,673,000	1,514,889
Series 2019-B13 Class A4, 2.952% 8/15/57	7,629,000	6,609,454
Series 2020-B18 Class A4, 1.672% 7/15/53	10,000,000	7,780,655
Series 2020-B19:
Class A3, 1.787% 9/15/53	5,800,000	5,002,329
Class A4, 1.546% 9/15/53	12,500,000	9,755,440
Series 2020-B22 Class A4, 1.685% 1/15/54	3,175,000	2,494,951
Series 2021-B23 Class A4A1, 1.823% 2/15/54	2,000,000	1,522,686
Series 2021-B24 Class A4, 2.2638% 3/15/54	17,600,000	14,026,070
Series 2021-B26 Class A4, 2.295% 6/15/54	8,800,000	7,015,048
Series 2023-C5 Class A2, 6.5176% 6/15/56	8,500,000	8,658,035
Series 2023-V2 Class A3, 5.8118% 5/15/55	13,000,000	12,994,883
Series 2019-B12 Class XA, 1.1616% 8/15/52 (d)(n)	38,406,994	1,399,624
Series 2019-B14 Class XA, 0.8991% 12/15/62 (d)(n)	22,622,774	643,202
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.4745% 11/15/28 (b)(d)(g)	7,501,000	7,479,402
BHMS floater Series 2018-ATLS Class A, CME Term SOFR 1 Month Index + 1.290% 6.8575% 7/15/35 (b)(d)(g)	10,931,821	10,737,875
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1755% 9/15/26 (b)(d)(g)	8,921,000	8,530,514
Blp Commercial Mortgage Trust floater sequential payer Series 2023-IND Class A, CME Term SOFR 1 Month Index + 1.690% 7.0025% 3/15/40 (b)(d)(g)	500,000	498,433
Bmd2 Re-Remic Trust 2019-Frr1:
floater Series 2019-FRR1:
Class 1A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.610% 7.9021% 5/25/52 (b)(d)(g)	100,821	100,564
Class 1A5, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 4.310% 9.6021% 5/25/52 (b)(d)(g)	55,690	54,830
Series 2019-FRR1 Class 5B13, 2.2008% 5/25/52 (b)(d)	4,000,000	2,868,260
Bmo 2023-5C1 Mtg Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	11,800,000	12,144,960
BMO Mortgage Trust sequential payer Series 2022-C1 Class A4, 3.119% 2/17/55	6,200,000	5,236,535
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2085% 4/15/37 (b)(d)(g)	15,784,000	15,498,815
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7575% 4/15/37 (b)(d)(g)	4,626,000	4,507,107
Bsst 2021-Sscp Mtg Trust floater Series 2021-SSCP:
Class A, CME Term SOFR 1 Month Index + 0.860% 6.1745% 4/15/36 (b)(d)(g)	450,000	438,414
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5245% 4/15/36 (b)(d)(g)	87,000	81,088
Bway 2013-1515 Mtg Trust Series 2013-1515 Class F, 4.0578% 3/10/33 (b)(d)	146,276	123,583
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class E, CME Term SOFR 1 Month Index + 2.930% 8.2445% 12/15/38 (b)(d)(g)	10,350,000	9,908,573
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1136% 10/15/36 (b)(d)(g)	8,026,000	7,839,669
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3233% 10/15/36 (b)(d)(g)	1,201,000	1,164,076
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5231% 10/15/36 (b)(d)(g)	1,607,000	1,552,577
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7228% 10/15/36 (b)(d)(g)	1,560,000	1,494,452
Class E, CME Term SOFR 1 Month Index + 2.060% 7.372% 10/15/36 (b)(d)(g)	5,425,000	5,210,577
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0768% 5/15/38 (b)(d)(g)	3,930,308	3,853,805
Series 2022-CSMO:
Class A, CME Term SOFR 1 Month Index + 2.110% 7.4253% 6/15/27 (b)(d)(g)	6,438,000	6,442,028
Class B, CME Term SOFR 1 Month Index + 3.140% 8.4512% 6/15/27 (b)(d)(g)	3,795,000	3,786,667
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3005% 11/15/32 (b)(d)(g)	2,389,891	2,375,543
Series 2020-VKNG Class A, CME Term SOFR 1 Month Index + 1.040% 6.355% 10/15/37 (b)(d)(g)	596,338	590,151
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.410% 6.7245% 4/15/34 (b)(d)(g)	4,464,000	4,439,085
Class C, CME Term SOFR 1 Month Index + 1.710% 7.0245% 4/15/34 (b)(d)(g)	2,952,000	2,931,917
Class D, CME Term SOFR 1 Month Index + 2.010% 7.3245% 4/15/34 (b)(d)(g)	3,099,000	3,071,303
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.110% 6.4245% 4/15/34 (b)(d)(g)	7,500,000	7,470,643
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.505% 10/15/36 (b)(d)(g)	4,429,350	4,401,335
Class C, CME Term SOFR 1 Month Index + 1.360% 6.675% 10/15/36 (b)(d)(g)	4,286,550	4,254,017
Class D, CME Term SOFR 1 Month Index + 1.560% 6.875% 10/15/36 (b)(d)(g)	7,863,350	7,793,726
Class E, CME Term SOFR 1 Month Index + 1.910% 7.225% 10/15/36 (b)(d)(g)	8,530,600	8,444,281
Class G, CME Term SOFR 1 Month Index + 2.410% 7.725% 10/15/36 (b)(d)(g)	15,725,000	15,466,459
Class J, CME Term SOFR 1 Month Index + 2.760% 8.075% 10/15/36 (b)(d)(g)	6,162,500	5,978,858
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0604% 10/15/26 (b)(d)(g)	2,200,000	2,149,615
Series 2021-MFM1:
Class E, CME Term SOFR 1 Month Index + 2.360% 7.6745% 1/15/34 (b)(d)(g)	85,975	83,166
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4245% 1/15/34 (b)(d)(g)	52,907	50,780
Series 2021-SOAR Class F, CME Term SOFR 1 Month Index + 2.460% 7.7755% 6/15/38 (b)(d)(g)	3,713,619	3,573,757
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4755% 8/15/39 (b)(d)(g)	4,233,000	4,232,995
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8015% 4/15/37 (b)(d)(g)	6,266,290	6,236,814
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2505% 4/15/37 (b)(d)(g)	3,194,910	3,141,834
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6005% 4/15/37 (b)(d)(g)	721,121	701,290
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1495% 4/15/37 (b)(d)(g)	603,207	582,978
Series 20XX-GPA Class B, CME Term SOFR 1 Month Index + 2.660% 7.9745% 8/15/41 (b)(d)(g)	500,000	499,686
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.345% 10/15/36 (b)(d)(g)	13,978,741	13,943,368
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1245% 1/15/34 (b)(d)(g)	3,220,922	3,170,325
BXMT, Ltd. floater Series 2020-FL3 Class A, CME Term SOFR 1 Month Index + 1.510% 6.8282% 11/15/37 (b)(g)	3,215,579	3,092,272
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class D, CME Term SOFR 1 Month Index + 3.180% 8.499% 3/15/35 (b)(d)(g)	8,167,000	8,023,601
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.180% 6.4955% 12/15/37 (b)(d)(g)	3,800,000	3,780,777
Camb Commercial Mortgage Trust sequential payer Series 2021-CX2 Class A, 2.7% 11/10/46 (b)	7,000,000	5,551,148
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,404,413
CD Mortgage Trust sequential payer Series 2017-CD5 Class A3, 3.171% 8/15/50	2,700,000	2,472,035
Cent Trust 2023-City floater sequential payer Series 2023-CITY Class A, CME Term SOFR 1 Month Index + 2.620% 7.87% 9/15/28 (b)(d)(g)	733,100	734,708
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	16,578,699	14,987,348
Class A2, 1.99% 7/15/60 (b)	6,519,894	5,492,283
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	8,434,906	7,409,456
CF Mortgage Trust sequential payer Series 2019-CF2 Class A4, 2.6236% 11/15/52	850,000	716,214
CFCRE Commercial Mortgage Trust Series 2011-C2 Class D, 5.2492% 12/15/47 (b)(d)	81,243	74,863
CFCRE Mortgage Trust sequential payer Series 2016-C6 Class A2, 2.95% 11/10/49	923,168	857,363
Cfmt 2021-Frr1 Trust:
sequential payer Series 2021-FRR1 Class AK99, 0% 9/29/29 (b)	5,353,696	3,389,379
Series 2021-FRR1:
Class BK54, 0% 2/28/26 (b)	659,122	535,416
Class BK58, 2.4659% 9/29/29 (b)(d)	327,366	267,825
Class BK98, 0% 8/29/29 (b)	368,616	220,278
Class BK99, 0% 9/29/29 (b)	447,606	241,006
Class CK45, 1.3812% 2/28/25 (b)(d)	384,122	339,549
Class CK54, 0% 2/28/26 (b)	204,787	161,187
Class CKW1, 0% 1/29/26 (b)	263,297	214,321
Class DK45, 0% 2/28/25 (b)	321,808	269,850
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.375% 11/15/36 (b)(d)(g)	3,687,000	3,624,348
Class B, CME Term SOFR 1 Month Index + 1.360% 6.675% 11/15/36 (b)(d)(g)	1,400,000	1,362,612
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	870,938	796,383
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2013-GC17 Class A4, 4.131% 11/10/46	7,804,437	7,770,601
Series 2014-GC19 Class A4, 4.023% 3/11/47	14,398,000	14,296,631
Series 2015-GC33 Class A3, 3.515% 9/10/58	1,551,420	1,486,293
Series 2016-GC37 Class A3, 3.05% 4/10/49	2,190,826	2,080,144
Series 2020-GC46 Class A5, 2.717% 2/15/53	1,393,927	1,171,153
Series 2013-GC17 Class A/S, 4.544% 11/10/46	2,300,000	2,281,429
Series 2014-GC25 Class A/S, 4.017% 10/10/47	1,183,000	1,128,531
Series 2015-GC29 Class XA, 1.1518% 4/10/48 (d)(n)	28,464,474	352,373
Series 2015-GC33:
Class AAB, 3.522% 9/10/58	410,604	397,055
Class XA, 1.0226% 9/10/58 (d)(n)	16,968,788	241,339
Series 2016-C2 Class A3, 2.575% 8/10/49	2,705,173	2,481,273
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,357,472
Series 2016-P6 Class XA, 0.6977% 12/10/49 (d)(n)	12,449,466	179,236
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,610,000	1,577,812
Series 2015 LC19 Class A3, 2.922% 2/10/48	5,576,268	5,390,446
Series 2015-CR24 Class A5, 3.696% 8/10/48	234,981	224,844
Series 2015-CR25 Class A4, 3.759% 8/10/48	200,574	191,724
Series 2016-COR1 Class A3, 2.826% 10/10/49	7,520,414	6,907,023
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	419,570	418,521
Series 2014-CR17 Class XA, 1.1036% 5/10/47 (d)(n)	17,070,702	43,667
Series 2014-CR20 Class XA, 1.0744% 11/10/47 (d)(n)	15,393,945	98,567
Series 2014-LC17 Class XA, 0.8075% 10/10/47 (d)(n)	30,238,963	137,019
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	3,749,283
Class XA, 0.9784% 12/10/47 (d)(n)	8,938,106	59,362
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,206,864	2,139,881
Series 2015-CR24 Class A4, 3.432% 8/10/48	924,844	883,341
Series 2015-PC1 Class A4, 3.62% 7/10/50	489,065	476,713
Series 2020-CMB Class D, 3.7538% 2/10/37 (b)(d)	255,983	235,249
COMM Trust sequential payer Series 2017-COR2 Class A3, 3.51% 9/10/50	11,380,000	10,414,225
Communication 2018-Home Mortgage Trust sequential payer Series 2018-HOME Class A, 3.9422% 4/10/33 (b)(d)	699,201	629,121
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.338% 5/15/36 (b)(d)(g)	7,973,164	7,964,030
Class C, CME Term SOFR 1 Month Index + 1.470% 6.788% 5/15/36 (b)(d)(g)	1,517,225	1,506,592
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,186,959	1,970,690
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	5,237,000	5,085,009
Class B, 4.5349% 4/15/36 (b)	1,543,000	1,487,446
Class C, 4.9414% 4/15/36 (b)(d)	1,033,000	993,839
Class D, 4.9414% 4/15/36 (b)(d)	2,066,000	1,970,814
Series 2020-NET Class B, 2.8159% 8/15/37 (b)	500,000	449,701
CSAIL Commercial Mortgage Trust:
sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	359,957	343,124
Series 2021-C20 Class A2, 2.4862% 3/15/54	15,246,436	12,525,940
Series 2016-C7 Class A4, 3.21% 11/15/49	3,186,022	2,981,323
CSMC Commercial Mortgage Trust sequential payer Series 2016-NXSR Class A4, 3.7948% 12/15/49	2,000,000	1,854,833
CSMC Trust:
sequential payer Series 2014-U.S.A. Class A2, 3.953% 9/15/37 (b)	5,001,000	4,351,664
Series 2014-U.S.A. Class D, 4.3733% 9/15/37 (b)	444,000	327,057
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class A3, 3.269% 6/10/50	1,100,607	1,048,044
DOLP Trust sequential payer Series 2021-NYC Class A, 2.956% 5/10/41 (b)	13,500,000	10,613,510
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1265% 11/15/38 (b)(d)(g)	10,980,000	10,745,783
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5457% 11/15/38 (b)(d)(g)	975,000	952,979
Class F, CME Term SOFR 1 Month Index + 2.780% 8.0925% 11/15/38 (b)(d)(g)	1,000,000	959,854
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5045% 7/15/38 (b)(d)(g)	5,121,774	5,072,417
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8045% 7/15/38 (b)(d)(g)	2,008,820	1,981,079
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1245% 7/15/38 (b)(d)(g)	1,481,087	1,458,775
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6745% 7/15/38 (b)(d)(g)	2,992,712	2,943,872
Fannie Mae:
sequential payer:
Series 2014-M13 Class A2, 3.021% 8/25/24	121,868	118,825
Series 2014-M3 Class A2, 3.501% 1/25/24 (d)	15,687	15,515
Series 2015-M1 Class A2, 2.532% 9/25/24	247,850	239,578
Series 2015-M10 Class A2, 3.092% 4/25/27	165,967	156,690
Series 2015-M13 Class A2, 2.7884% 6/25/25 (d)	35,589	34,045
Series 2015-M7 Class A2, 2.59% 12/25/24	228,705	220,351
Series 2016-M6 Class A2, 2.488% 5/25/26	217,014	203,199
Series 2016-M7 Class A2, 2.4994% 9/25/26	165,881	154,681
Series 2017-M3 Class A2, 2.5475% 12/25/26 (d)	370,774	344,120
Series 2017-M5 Class A2, 3.1719% 4/25/29 (d)	624,131	577,932
Series 2017-M8 Class A2, 3.061% 5/25/27	240,571	225,712
Series 2018-M10 Class A2, 3.4693% 7/25/28 (d)	610,060	575,234
Series 2018-M2 Class A2, 3.0025% 1/25/28 (d)	829,471	767,099
Series 2018-M4 Class A2, 3.1661% 3/25/28 (d)	251,730	234,764
Series 2018-M7 Class A2, 3.1298% 3/25/28 (d)	810,156	755,338
Series 2019-M1 Class A2, 3.6652% 9/25/28 (d)	1,476,121	1,400,070
Series 2019-M12 Class A2, 2.885% 6/25/29 (d)	799,783	728,641
Series 2019-M7 Class A2, 3.143% 4/25/29	497,425	458,673
Series 2020-M38 Class 2A1, 1.594% 11/25/28	167,747	147,008
Series 2020-M50 Class A2, 1.2% 10/25/30	172,434	152,356
Series 2022-M2S Class A2, 3.8759% 8/25/32 (d)	412,499	383,203
Series 2015-M5 Class A1, 2.9596% 3/25/25 (d)	386,611	370,421
Series 2017-M1 Class A2, 2.4955% 10/25/26 (d)	235,094	218,537
Series 2017-T1 Class A, 2.898% 6/25/27	2,893,203	2,674,647
Series 2018-M14 Class A2, 3.7007% 8/25/28 (d)	1,011,550	960,566
Series 2018-M3 Class A2, 3.1713% 2/25/30 (d)	1,064,967	971,101
Series 2020-M38 Class X2, 2.1001% 11/25/28 (d)(n)	1,058,705	68,626
Series 2020-M50 Class X1, 1.9328% 10/25/30 (d)(n)	2,446,138	181,905
Series 2022-M10 Class A2, 2.0025% 1/25/32 (d)	9,000,000	7,229,622
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	601,000	576,724
Series 2015-K051 Class A2, 3.308% 9/25/25	951,000	915,329
Series 2016-K054 Class A2, 2.745% 1/25/26	4,968,992	4,705,762
Series 2016-K058 Class AM, 2.724% 8/25/26	585,106	546,289
Series 2016-K152 Class A2, 3.08% 1/25/31	258,704	231,407
Series 2016-KS06 Class A2, 2.72% 7/25/26	294,893	276,408
Series 2016-KS07 Class A2, 2.735% 9/25/25	631,914	601,016
Series 2017-K061 Class AM, 3.439% 11/25/26	292,904	278,406
Series 2017-K063 Class AM, 3.513% 1/25/27	749,228	712,082
Series 2017-K065 Class AM, 3.326% 5/25/27	104,061	97,932
Series 2017-K070 Class A2, 3.303% 11/25/27	176,848	166,651
Series 2017-KJ17 Class A2, 2.982% 11/25/25	191,715	185,132
Series 2018-KC02 Class A2, 3.37% 7/25/25	820,852	790,959
Series 2018-W5FX Class AFX, 3.3361% 4/25/28 (d)	289,920	270,472
Series 2019-KJ26 Class A2, 2.606% 7/25/27	469,042	440,948
Series 2019-KS11 Class AFX2, 2.654% 6/25/29	1,462,765	1,303,340
Series 2020-1515 Class A2, 1.94% 2/25/35	1,053,190	791,422
Series 2021-K126 Class A2, 2.074% 1/25/31	6,000,000	4,987,909
Series 2021-K127 Class A2, 2.108% 1/25/31	6,800,000	5,660,276
Series 2021-K136 Class A2, 2.127% 11/25/31	900,000	737,452
Series 2022-150 Class A2, 3.71% 9/25/32	3,500,000	3,218,323
Series 2022-5250 Class NH, 3% 8/25/52	12,570,000	10,663,557
Series 2022-K140 Class A2, 2.25% 1/25/32	800,000	659,202
Series 2022-K141 Class A2, 2.25% 2/25/32	2,772,000	2,284,498
Series 2022-K142:
Class A2, 2.4% 3/25/32	8,032,000	6,689,038
Class AM, 2.4% 3/25/32	643,616	532,225
Series 2022-K143 Class A2, 2.35% 3/25/32	900,000	745,997
Series 2022-K144 Class A2, 2.45% 4/25/32	7,843,000	6,546,800
Series 2022-K145 Class A2, 2.58% 5/25/32	2,466,050	2,076,526
Series 2022-K146:
Class A2, 2.92% 6/25/32	4,673,946	4,044,463
Class AM, 2.92% 6/25/54	380,318	325,854
Series 2022-K147 Class A2, 3% 6/25/32	5,354,000	4,661,185
Series 2022-K149 Class A2, 3.53% 8/25/32	2,000,000	1,815,441
Series 2022-K750 Class A2, 3% 9/25/29	5,500,000	4,993,507
Series 2023-154 Class A2, 4.35% 1/25/33	1,330,000	1,283,631
Series 2023-155 Class A2, 4.25% 4/25/33	900,000	861,779
Series 2023-158 Class A2, 4.05% 7/25/33	2,660,000	2,505,545
Series 2023-K-153 Class A2, 3.82% 12/25/32	5,101,382	4,724,239
Series 2023-K751 Class A2, 4.412% 3/25/30	3,057,000	2,982,030
Series K065 Class A2, 3.243% 4/25/27	194,050	183,069
Series 2019-K095 Class X1, 1.0835% 6/25/29 (d)(n)	13,868,522	606,530
Series 2019-KC03 Class X1, 0.6297% 11/25/24 (d)	54,231,991	259,126
Series 2019-KL05 Class X1P, 1.0243% 6/25/29 (d)(n)	5,143,082	226,589
Series 2020-K106 Class X1, 1.4767% 1/25/30 (d)(n)	60,579,371	4,144,095
Series 2020-KX04 Class XFX, 1.8071% 1/25/34 (d)(n)	5,093,417	314,187
Series 2020-Q014 Class X, 2.7888% 10/25/55 (d)(n)	653,729	115,060
Series 2021-1520 Class X3, 3.1989% 4/25/39 (d)(n)	130,186	31,342
Series 2021-K124 Class X1, 0.81% 12/25/30 (d)(n)	6,475,420	263,611
Series 2021-K128 Class X3, 2.8776% 4/25/31 (d)(n)	375,930	58,509
Series 2021-K741 Class X1, 0.653% 12/25/27 (d)(n)	140,281,420	2,775,089
Series 2022 K748 Class A2, 2.26% 1/25/29	6,871,000	6,047,117
Series K047 Class A2, 3.329% 5/25/25	8,088,501	7,820,616
Freddie Mac Multifamily Struct floater Series 2021-MN1 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.750% 9.0376% 1/25/51 (b)(d)(g)	893,281	855,767
Fremf 17-K68 Mortgage Trust Series 2017-K68 Class B, 3.9734% 10/25/49 (b)(d)	275,672	255,152
Fremf 2014-K38 Mtg Trust Series 2014-K38 Class C, 4.7879% 6/25/47 (b)(d)	138,962	136,539
Fremf 2014-K40 Mtg Trust Series 2014-K40 Class C, 4.1878% 11/25/47 (b)(d)	249,898	242,164
Fremf 2015-K45 Mtg Trust Series 2015-K45 Class B, 3.733% 4/25/48 (b)(d)	260,957	250,583
Fremf 2015-K46 Mtg Trust Series 2015-K46 Class C, 3.8211% 4/25/48 (b)(d)	103,710	99,008
Fremf 2015-K48 Mtg Trust Series 2015-K48:
Class B, 3.7706% 8/25/48 (b)(d)	470,571	449,362
Class C, 3.7706% 8/25/48 (b)(d)	515,000	489,271
Fremf 2015-K51 Mtg Trust Series 2015-K51 Class B, 4.0858% 10/25/48 (b)(d)	80,452	77,031
Fremf 2016-K55 Mortgage Trust Series 2016-K55 Class B, 4.3013% 4/25/49 (b)(d)	292,553	278,578
Fremf 2016-K56 Mortgage Trust Series 2016-K56 Class B, 4.0844% 6/25/49 (b)(d)	103,827	98,658
Fremf 2016-K58 Mortgage Trust Series 2016-K58 Class C, 3.8656% 9/25/49 (b)(d)	1,090,000	1,017,518
Fremf 2016-K59 Mtg Trust Series 2016-K59 Class B, 3.7002% 11/25/49 (b)(d)	137,909	128,491
Fremf 2017-K61 Mortgage Trust Series 2017-K61 Class C, 3.8214% 12/25/49 (b)(d)	156,369	144,428
Fremf 2017-K63 Mortgage Trust Series 2017-K63:
Class B, 4.0109% 2/25/50 (b)(d)	347,991	324,933
Class C, 4.0109% 2/25/50 (b)(d)	146,276	135,741
Fremf 2017-K727 Mortgage Trust Series 2017-K727 Class C, 3.8731% 7/25/24 (b)(d)	93,616	90,839
Fremf 2017-Kl1P Mortgage Trust Series 2017-KL1P Class BP, 3.4805% 10/25/25 (b)(d)	388,576	352,929
Fremf 2018-K733 Mtg Trust Series 2018-K733 Class B, 4.224% 9/25/25 (b)(d)	384,000	368,658
Fremf 2018-K74 Mortgage Trust Series 2018-K74 Class B, 4.2299% 2/25/51 (b)(d)	292,553	271,619
Fremf 2018-K85 Mortgage Trust Series 2018-K85 Class C, 4.464% 12/25/50 (b)(d)	1,000,000	921,893
Fremf 2018-Kbx1 Mtg Trust Series 2018-KBX1 Class C, 3.6927% 1/25/26 (b)(d)	219,414	181,330
Fremf 2018-Khg1 Mortgage Trust Series 2018-KHG1 Class C, 3.9464% 12/25/27 (b)(d)	971,831	850,149
Fremf 2018-Kl02 Mtg Trust Series 2018-KL2B Class CB, 3.8328% 1/25/25 (b)(d)	255,463	228,171
Fremf 2018-Kl03 Mortgage Trust Series 2018-KL3W Class CW, 4.2349% 8/25/25 (b)(d)	585,106	537,076
Fremf 2018-Ksl1 Mtg Trust Series 2018-KSL1 Class C, 3.9841% 11/25/25 (b)(d)	498,334	445,751
Fremf 2018-Kw06 Mtg Trust Series 2018-KW06:
Class C, 0% 6/25/28 (b)	365,011	255,004
Class X2A, 0.1% 6/25/28 (b)(n)	3,847,288	11,695
Class X2B, 0.1% 6/25/28 (b)(n)	486,684	1,838
Fremf 2018-Kw07 Mtg Trust Series 2018-KW07:
Class C, 10/25/31 (b)(e)(o)	380,318	216,480
Class X2A, 0.1% 10/25/31 (b)(n)	4,378,563	13,074
Class X2B, 0.1% 10/25/31 (b)(n)	495,949	1,996
Fremf 2019-K736 Mtg Trust Series 2019-K736 Class B, 3.8853% 7/25/26 (b)(d)	905,000	849,560
Fremf 2019-K98 Mtg Trust Series 2019-K98 Class B, 3.8627% 10/25/52 (b)(d)	321,808	287,572
Fremf 2019-Kbf3 Mortgage Trust floater Series 2019-KBF3 Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 4.750% 9.9659% 1/25/29 (b)(d)(g)	694,387	643,378
Fremf 2019-Kl05 Mtg Trust Series 2019-KL05:
Class BHG, 4.5163% 2/25/29 (b)(d)	105,465	91,171
Class CHG, 4.37% 2/25/29 (b)	339,771	290,183
Fremf 2019-Kw10 Mortgage Trust Series 2019-KW10 Class B, 3.7554% 10/25/32 (b)(d)	268,271	233,392
FREMF Mortgage Trust floater Series 2018-KSW4 Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.450% 7.6659% 10/25/28 (d)(g)	3,957,130	3,667,352
Fremf Mortgage Trust 2014 K39 Series 2014-K39 Class C, 4.2826% 8/25/47 (b)(d)	204,787	199,776
Frr Re-Remic Trust 2018-C1:
sequential payer Series 2018-C1 Class AK43, 2.8742% 2/27/48 (b)(d)	146,276	136,317
Series 2018-C1:
Class B725, 2.8221% 2/27/50 (b)(d)	195,425	187,527
Class BK43, 2.764% 2/27/48 (b)(d)	234,042	216,025
Gam Re-Remic Trust 2021-Frr1 Series 2021-FRR1 Class 1B, 0% 11/29/50 (b)	5,000,000	3,523,598
Gam Re-Remic Trust 2022-Frr3 Series 2022-FRR3 Class BK89, 1/27/52 (b)(o)	6,000,000	3,689,117
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
Series 2020-193 Class AC, 1.25% 9/16/62	1,452,921	1,072,604
Series 2021-14 Class AB, 1.34% 6/16/63	1,737,635	1,296,593
Series 2021-2 Class AH, 1.5% 6/16/63	4,085,633	3,044,066
Series 2021-21 Class AH, 1.4% 6/16/63	2,790,714	2,106,628
Series 2021-31 Class B, 1.25% 1/16/61	3,032,523	2,238,987
Series 2021-36 Class IO, 1.2619% 3/16/63 (d)	15,175,106	1,246,533
Greystone Commercial Capital Trust floater Series 2021-3 Class A, CME Term SOFR 1 Month Index + 2.340% 7.6582% 8/1/24 (b)(d)(g)	7,000,000	6,919,028
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3745% 9/15/31 (b)(d)(g)	6,884,098	6,789,742
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.463% 10/15/31 (b)(d)(g)	3,460,569	3,183,723
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3755% 10/15/36 (b)(d)(g)	7,945,000	7,556,359
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5755% 10/15/36 (b)(d)(g)	730,000	679,644
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9755% 10/15/36 (b)(d)(g)	601,000	553,564
Series 2021-RENT Class C, CME Term SOFR 1 Month Index + 1.660% 6.975% 11/21/35 (b)(d)(g)	3,488,852	3,197,480
sequential payer:
Series 2015-GS1 Class A3, 3.734% 11/10/48	11,384,000	10,763,532
Series 2017-GS6 Class A2, 3.164% 5/10/50	476,294	439,492
Series 2019-GC38 Class A4, 3.968% 2/10/52	909,839	837,604
Series 2020-GSA2 Class A4, 1.721% 12/12/53	4,940,000	3,871,729
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(d)	8,806,331	8,272,450
Series 2015-GC30 Class A3, 3.119% 5/10/50	1,883,924	1,805,275
Series 2015-GC34 Class XA, 1.3558% 10/10/48 (d)(n)	5,134,095	102,150
Series 2019-GC40 Class A3, 2.904% 7/10/52	2,000,000	1,742,773
Series 2021-RENT Class D, CME Term SOFR 1 Month Index + 1.960% 7.275% 11/21/35 (b)(d)(g)	2,152,696	1,905,211
Gs Mtg Securities Corp. Trust 2023-Fun floater sequential payer Series 2023-FUN Class B, CME Term SOFR 1 Month Index + 2.790% 8.1007% 3/15/28 (b)(d)(g)	500,000	493,108
Gs Mtg Securities Corp. Trust 2023-Ship sequential payer Series 2023-SHIP Class A, 4.4664% 9/15/38 (b)(d)	4,140,000	3,981,761
Independence Plaza Trust sequential payer Series 2018-INDP Class A, 3.763% 7/10/35 (b)	475,983	446,502
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.7986% 8/15/39 (b)(d)(g)	8,682,000	8,687,430
J P Morgan Chase Commercial Mtg Securities floater Series 2022-CGSS Class A, CME Term SOFR 1 Month Index + 2.470% 7.7825% 12/15/36 (b)(d)(g)	750,000	750,677
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.907% 4/15/37 (b)(d)(g)	4,686,142	4,362,675
Jp Morgan Chase Commercial Mor Series 2016-NINE Class B, 2.9492% 9/6/38 (b)(d)	300,000	252,540
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	1,451,598	1,429,138
Series 2015-C14 Class A5, 3.8218% 7/15/48	3,600,000	3,398,102
Series 2015-C29 Class A3A2, 3.3423% 5/15/48 (b)	785,208	749,703
Series 2014-C19 Class XA, 0.7157% 4/15/47 (d)(n)	2,020,161	3,891
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,209,268	1,146,987
Jpmcc Commercial Mortgage Security sequential payer Series 2017-JP6 Class A5, 3.4898% 7/15/50	5,000,000	4,518,490
Jpmcc Re-Remic Trust 2015-Frr2 Series 2015-FRR2:
Class AK36, 1.7109% 12/27/46 (b)(d)	146,276	143,726
Class AK39, 2.7043% 8/27/47 (b)(d)	310,106	290,026
Class BK39, 8/27/47 (b)(o)	118,331	108,812
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2017 C5 Class A4, 3.414% 3/15/50	3,783,902	3,525,815
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.360% 6.6755% 9/15/29 (b)(d)(g)	4,768,386	4,423,539
Series 2013-C16 Class A/S, 4.5169% 12/15/46	560,000	556,771
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,700,000	2,441,287
Class CFX, 4.9498% 7/5/33 (b)	919,000	767,999
Class DFX, 5.3503% 7/5/33 (b)	1,414,000	1,153,394
Class EFX, 5.3635% 7/5/33 (b)(d)	1,934,000	1,548,539
Class XAFX, 1.2948% 7/5/33 (b)(d)(n)	10,000,000	197,445
Series 2019-COR4 Class A3, 3.7629% 3/10/52	5,400,000	4,904,977
Series 2021-MHC Class XCP, 0% 4/15/38 (b)(d)(e)(n)	164,060,500	164
KKR Industrial Portfolio Trust floater Series 2021-KDIP Class F, CME Term SOFR 1 Month Index + 2.160% 7.475% 12/15/37 (b)(d)(g)	114,750	110,604
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6057% 5/15/39 (b)(d)(g)	12,656,000	12,434,362
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1044% 5/15/39 (b)(d)(g)	6,596,000	6,453,355
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4036% 5/15/39 (b)(d)(g)	3,893,000	3,785,605
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8524% 5/15/39 (b)(d)(g)	3,460,000	3,300,567
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1245% 3/15/38 (b)(d)(g)	4,672,057	4,578,152
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3045% 3/15/38 (b)(d)(g)	1,643,526	1,604,300
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5245% 3/15/38 (b)(d)(g)	1,034,085	1,004,209
MED Trust floater Series 2021-MDLN:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3745% 11/15/38 (b)(d)(g)	995,224	970,249
Class E, CME Term SOFR 1 Month Index + 3.260% 8.5745% 11/15/38 (b)(d)(g)	1,229,101	1,169,375
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5254% 4/15/38 (b)(d)(g)	5,425,000	5,304,241
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0254% 4/15/38 (b)(d)(g)	713,829	694,136
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C21 Class A3, 3.077% 3/15/48	3,280,337	3,134,219
Series 2016-C28 Class A3, 3.272% 1/15/49	3,302,603	3,101,605
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,664,176
Class XA, 1.1795% 10/15/48 (d)(n)	9,147,733	126,442
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,072,104
Series 2016-C32 Class A3, 3.459% 12/15/49	8,677,804	8,099,083
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	13,840,000	12,591,474
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.208% 8/15/33 (b)(d)(g)	4,512,912	3,796,487
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.3755% 12/15/36 (b)(d)(g)	5,200,000	4,290,000
sequential payer:
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	13,482,000	12,332,999
Series 2021-L6 Class A3, 2.196% 6/15/54	7,000,000	5,491,626
Series 2015-UBS8 Class A3, 3.54% 12/15/48	2,594,480	2,462,415
Series 2016-UB12 Class A3, 3.337% 12/15/49	1,966,999	1,815,572
Series 2018-H4 Class A4, 4.31% 12/15/51	3,837,000	3,581,740
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(d)	1,558,000	1,373,505
Class C, 3.283% 11/10/36 (b)(d)	1,495,000	1,276,989
Class D, 3.283% 11/10/36 (b)(d)	2,340,000	1,931,704
Series 2021-L6 Class XA, 1.328% 6/15/54 (d)(n)	12,415,301	715,680
MRCD Mortgage Trust Series 2019-PARK:
Class E, 2.7175% 12/15/36 (b)	600,000	371,300
Class F, 2.7175% 12/15/36 (b)	1,228,000	710,808
Mscr 2021-Minnesota3 M1 floater Series 2021-MN3:
Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.300% 7.5876% 11/25/51 (b)(d)(g)	112,857	109,103
Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 4.000% 9.2876% 11/25/51 (b)(d)(g)	105,728	100,879
Mscr 2022-Minnesota4 M2 floater Series 2022-MN4 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.500% 11.7876% 5/25/52 (b)(d)(g)	182,845	187,032
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME Term SOFR 1 Month Index + 4.280% 9.6091% 3/15/39 (b)(d)(g)	7,000,000	6,610,501
Multi-family1 2021-W10X floater Series 2021-W10 Class A, CME Term SOFR 1 Month Index + 1.070% 6.3803% 12/15/34 (b)(d)(g)	480,000	468,713
Multifamily Conn Ave Securities Trust 2:
floater Series 2020-01 Class M10, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.860% 9.1521% 3/25/50 (b)(d)(g)	3,873,390	3,767,290
Series 2019-01 Class M10, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.360% 8.6521% 10/25/49 (b)(d)(g)	4,479,593	4,361,736
Nw Re-Remic Trust 2021-Frr1 Series 2021-FRR1 Class BK88, 2.6601% 12/18/51 (b)(d)	267,686	205,272
ONE Mortgage Trust floater Series 2021-PARK Class E, CME Term SOFR 1 Month Index + 1.860% 7.1745% 3/15/36 (b)(d)(g)	6,459,000	5,867,301
Pfp 2021-7 Ltd. floater Series 2021-7:
Class C, CME Term SOFR 1 Month Index + 1.760% 7.0771% 4/14/38 (b)(d)(g)	245,988	227,336
Class D, CME Term SOFR 1 Month Index + 2.510% 7.8271% 4/14/38 (b)(d)(g)	424,979	383,826
Prima Capital Ltd. floater Series 2021-9A Class B, CME Term SOFR 1 Month Index + 1.910% 7.2285% 12/15/37 (b)(d)(g)	2,053,000	2,000,827
Rfm Reremic Trust 2022-Frr1 Series 2022-FRR1 Class BK64, 1.73% 3/1/50 (b)(d)	4,000,000	3,169,017
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2255% 4/15/36 (b)(d)(g)	1,900,000	1,846,318
Sbalr Commercial Mortgage 2020:
sequential payer Series 2020-RR1 Class A3, 2.825% 2/13/53 (b)	1,119,149	893,023
Series 2020-RR1 Class XA, 1.3611% 2/13/53 (b)(d)(n)	1,849,902	107,161
Series Rr 2015-1 Trust Series 2015-1 Class B, 4/26/48 (b)(o)	555,850	491,337
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE:
Class A1, 3.872% 1/5/43 (b)(d)	740,000	510,357
Class A2A, 3.659% 1/5/43 (b)(d)	9,930,000	6,980,161
SMRT Commercial Mortgage Trust floater Series 2022 MINI Class D, CME Term SOFR 1 Month Index + 1.950% 7.261% 1/15/39 (b)(d)(g)	1,820,000	1,737,816
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3105% 2/15/39 (b)(d)(g)	1,890,000	1,779,785
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9605% 2/15/39 (b)(d)(g)	983,000	917,164
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.001% 7/15/36 (b)(d)(g)	3,180,000	3,108,141
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1558% 11/15/38 (b)(d)(g)	10,194,000	9,989,340
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5048% 11/15/38 (b)(d)(g)	4,235,000	4,154,677
Class C, CME Term SOFR 1 Month Index + 1.440% 6.754% 11/15/38 (b)(d)(g)	2,630,000	2,565,652
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0032% 11/15/38 (b)(d)(g)	1,728,000	1,680,175
Series 2021-MFP2:
Class A, CME Term SOFR 1 Month Index + 0.930% 6.2463% 11/15/36 (b)(d)(g)	100,000	98,212
Class C, CME Term SOFR 1 Month Index + 1.480% 6.7952% 11/15/36 (b)(d)(g)	235,000	229,324
Taubman Centers Commercial Mor floater Series 2022-DPM Class A, CME Term SOFR 1 Month Index + 2.180% 7.4965% 5/15/37 (b)(d)(g)	1,300,000	1,269,027
TPGI Trust floater sequential payer Series 2021-DGWD Class A, CME Term SOFR 1 Month Index + 0.810% 6.1245% 6/15/26 (b)(d)(g)	838,981	822,916
UBS Commercial Mortgage Trust:
sequential payer:
Series 2018-C12:
Class A2, 4.1519% 8/15/51	805,625	803,266
Class A5, 4.2962% 8/15/51	3,000,000	2,766,656
Series 2019-C17 Class A3, 2.6686% 10/15/52	1,065,000	905,060
Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	4,986,894
Series 2017-C7 Class XA, 1.1548% 12/15/50 (d)(n)	14,906,745	476,856
Series 2018-C13 Class A3, 4.0694% 10/15/51	6,000,000	5,660,944
Series 2018-C9 Class ASB, 4.09% 3/15/51	2,992,604	2,875,764
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	3,760,000	2,933,670
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	300,000	231,565
Class X, 0.5162% 10/10/42 (b)(d)(n)	8,700,000	213,929
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6255% 5/15/31 (b)(d)(g)	4,470,000	4,278,344
sequential payer:
Series 2015-C30 Class A4, 3.664% 9/15/58	222,281	212,211
Series 2016-C34 Class A4, 3.096% 6/15/49	6,124,000	5,638,951
Series 2019-C54 Class ASB, 3.063% 12/15/52	2,700,000	2,471,808
Series 2021-C59 Class A4, 2.343% 4/15/54	5,000,000	4,049,804
Series 2021-C61 Class A3, 2.406% 11/15/54	7,300,000	5,961,196
Series 2015-C31 Class XA, 1.1045% 11/15/48 (d)(n)	6,254,320	98,332
Series 2017-C38 Class A/S, 3.665% 7/15/50	1,110,000	1,000,211
Series 2017-C42 Class XA, 1.0056% 12/15/50 (d)(n)	34,366,833	1,020,272
Series 2018-C46 Class XA, 1.0822% 8/15/51 (d)(n)	11,761,075	284,583
Series 2018-C48 Class A5, 4.302% 1/15/52	3,181,000	2,981,315
WF-RBS Commercial Mortgage Trust:
Series 2013-C11 Class D, 4.1349% 3/15/45 (b)(d)	194,255	136,060
Series 2014-C24 Class XA, 0.9821% 11/15/47 (d)(n)	5,893,066	36,025
Series 2014-LC14 Class XA, 1.3973% 3/15/47 (d)(n)	6,675,238	3,040
Worldwide Plaza Trust sequential payer Series 2017-WWP Class A, 3.5263% 11/10/36 (b)	609,592	511,527
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,233,896,326)		1,150,101,093

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	90,000	119,565
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	3,265,000	3,744,457
Series 2010 S1, 7.043% 4/1/50	230,000	284,120
California Gen. Oblig.:
Series 2009:
7.5% 4/1/34	205,000	246,139
7.55% 4/1/39	220,000	271,451
Series 2018, 4.6% 4/1/38	420,000	394,920
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	49,530
Dallas Fort Worth Int'l. Arpt. Rev. Series 2022 A, 4.087% 11/1/51	1,010,000	855,027
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	77,423
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	23,590,000	22,889,363
Series 2010-1, 6.63% 2/1/35	3,549,231	3,663,588
Series 2010-3:
6.725% 4/1/35	2,316,923	2,402,957
7.35% 7/1/35	3,990,000	4,253,506
Jobsohio Beverage Sys. Statewide Series 2020 A, 2.833% 1/1/38	325,000	255,055
Los Angeles Dept. Arpt. Rev. Series C:
2.063% 5/15/34	500,000	376,172
2.163% 5/15/35	500,000	370,265
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	199,031
Los Angeles Unified School District:
Series 2010 RY, 6.758% 7/1/34	250,000	278,577
Series KRY, 5.75% 7/1/34	180,000	187,978
Louisiana Gas & Fuel Tax Rev. Series 2022 A, 2.952% 5/1/41	5,270,000	3,976,665
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	157,160
Michigan Fin. Auth. Rev. Series 2019 T, 3.384% 12/1/40	545,000	428,621
Michigan State Univ. Revs. Series 2022 A, 4.165% 8/15/22	2,810,000	2,120,435
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,315,000	9,973,472
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	2,115,000	2,592,204
Series 2010 A, 7.102% 1/1/41	855,000	1,021,060
Series 2021 B:
1.963% 1/1/32	1,000,000	793,474
2.113% 1/1/33	1,050,000	822,199
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2010 EE, 6.011% 6/15/42	70,000	76,835
Series 2011 CC, 5.882% 6/15/44	100,000	107,906
New York City Transitional Fin. Auth. Rev.:
Series 2010 C2, 5.767% 8/1/36	815,000	840,496
Series 2021 E3, 1.97% 2/1/33	2,015,000	1,564,764
Series 2023 F3:
5.13% 2/1/35	750,000	746,190
5.15% 2/1/36	750,000	744,002
Series A5, 2.69% 5/1/33	2,015,000	1,660,461
New York Metropolitan Trans. Auth. Rev.:
Series 2009 A1, 5.871% 11/15/39	20,000	20,100
Series 2010 A, 6.668% 11/15/39	300,000	323,653
Series 2010 E, 6.814% 11/15/40	30,000	32,451
New York State Dorm. Auth.:
Series 2009 F, 5.628% 3/15/39	990,000	1,023,706
Series 2021 C, 2.202% 3/15/34	945,000	743,777
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	140,000	135,013
Series 2011 A, 4.8% 6/1/11	1,503,000	1,309,087
Port Auth. of New York & New Jersey:
174th Series, 4.458% 10/1/62	515,000	457,905
Series 165, 5.647% 11/1/40	240,000	251,108
Series 180, 4.96% 8/1/46	80,000	76,196
Series 68, 4.926% 10/1/51	70,000	67,373
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	750,000	717,001
San Antonio Elec. & Gas Sys. Rev. Series 2010 A, 5.808% 2/1/41	230,000	243,404
Texas Gen. Oblig. Series 2009 A, 5.517% 4/1/39	260,000	271,387
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 B, 3.922% 12/31/49	555,000	447,775
Univ. of California Revs.:
Series 2012 AD, 4.858% 5/15/12	130,000	114,164
Series 2015 J, 4.131% 5/15/45	1,750,000	1,541,002
Univ. of Michigan Rev.:
Series 2020 B, 2.437% 4/1/40	1,050,000	764,860
Series 2022 A, 4.454% 4/1/22	4,790,000	3,956,948
Series 2022 B, 3.504% 4/1/52	1,080,000	832,140
Univ. of Minnesota Gen. Oblig. Series 2022, 4.048% 4/1/52	3,060,000	2,650,593
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	1,520,000	993,850
TOTAL MUNICIPAL SECURITIES (Cost $96,191,474)		85,518,561

Foreign Government and Government Agency Obligations - 0.2%
		Principal Amount (a)	Value ($)
Alberta Province 3.3% 3/15/28		716,000	677,100
Angola Republic:
8.25% 5/9/28 (b)		200,000	174,540
9.5% 11/12/25(Reg. S)		200,000	196,374
Bahrain Kingdom 5.45% 9/16/32 (b)		200,000	178,960
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (b)		2,545,000	2,487,738
Brazil Minas SPE 5.333% 2/15/28 (Reg. S)		1,990,000	1,947,892
Brazilian Federative Republic:
4.75% 1/14/50		200,000	146,728
6% 10/20/33		500,000	486,500
Chilean Republic 2.55% 7/27/33		350,000	280,809
Colombian Republic:
4.5% 3/15/29		209,000	186,204
8% 4/20/33		200,000	206,764
10.375% 1/28/33		1,360,000	1,566,720
Costa Rican Republic 6.55% 4/3/34 (b)		200,000	201,188
Dominican Republic:
4.5% 1/30/30 (b)		600,000	521,754
5.5% 2/22/29 (b)		2,505,000	2,339,244
5.5% 2/22/29(Reg. S)		161,000	150,347
5.95% 1/25/27 (b)		1,100,000	1,074,733
6% 7/19/28 (b)		1,250,000	1,206,213
6% 2/22/33 (Reg. S)		157,000	144,741
6.4% 6/5/49(Reg. S)		450,000	375,912
7.05% 2/3/31(Reg. S)		500,000	496,025
7.45% 4/30/44		100,000	96,056
Finance Department Government of Sharjah 6.5% 11/23/32 (b)		202,000	205,343
German Federal Republic:
0% 10/9/26 (Reg. S)	EUR	3,000,000	2,997,360
1% 5/15/38(Reg. S)	EUR	4,400,000	3,843,039
1.25% 8/15/48 (i)	EUR	2,055,000	1,699,866
2.1% 11/15/29(Reg. S)	EUR	4,100,000	4,362,173
2.2% 12/12/24(Reg. S)	EUR	310,000	331,779
Guatemalan Republic:
3.7% 10/7/33 (Reg. S)		747,000	600,334
4.9% 6/1/30(Reg. S)		200,000	186,886
6.6% 6/13/36 (b)		200,000	200,500
Hungarian Republic:
1.75% 6/5/35 (Reg. S)	EUR	1,370,000	1,034,796
2.125% 9/22/31 (b)		580,000	445,823
Indonesian Republic:
1.1% 3/12/33	EUR	3,500,000	2,769,641
2.8% 6/23/30 (b)		670,000	580,522
2.8% 6/23/30(Reg. S)		200,000	173,290
3.05% 3/12/51		670,000	475,801
3.4% 9/18/29		420,000	380,671
3.5% 1/11/28		6,300,000	5,873,616
3.75% 6/14/28 (Reg. S)	EUR	2,000,000	2,128,297
4.65% 9/20/32		1,975,000	1,905,283
Italian Republic 2.375% 10/17/24		3,800,000	3,649,938
Ivory Coast 6.125% 6/15/33(Reg. S)		600,000	511,152
Jordanian Kingdom 7.375% 10/10/47(Reg. S)		200,000	174,442
Mongolia Government 8.65% 1/19/28(Reg. S)		200,000	199,388
Moroccan Kingdom 6.5% 9/8/33(Reg. S)		200,000	200,462
Panamanian Republic:
2.252% 9/29/32		480,000	364,037
3.16% 1/23/30		1,020,000	887,726
3.298% 1/19/33		8,600,000	7,072,984
3.875% 3/17/28		720,000	677,009
4.3% 4/29/53		615,000	442,376
4.5% 4/16/50		400,000	298,516
4.5% 4/1/56		480,000	346,973
6.4% 2/14/35		300,000	307,713
6.853% 3/28/54		200,000	204,378
Peruvian Republic:
2.783% 1/23/31		772,000	653,760
2.844% 6/20/30		1,220,000	1,056,630
3.55% 3/10/51		400,000	287,496
4.125% 8/25/27		200,000	193,306
Philippine Republic:
3% 2/1/28		920,000	846,455
3.2% 7/6/46		390,000	277,813
Polish Government:
4.875% 10/4/33		267,000	258,811
5.5% 4/4/53		56,000	54,401
5.75% 11/16/32		800,000	831,064
Quebec Province yankee 7.125% 2/9/24		645,000	650,231
Republic of Kenya 6.3% 1/23/34(Reg. S)		200,000	144,256
Republic of Nigeria:
6.5% 11/28/27(Reg. S)		500,000	428,410
7.143% 2/23/30(Reg. S)		200,000	162,670
7.375% 9/28/33 (b)		500,000	381,235
7.625% 11/21/25(Reg. S)		200,000	189,872
Republic of Paraguay:
4.95% 4/28/31 (Reg. S)		650,000	613,529
5.4% 3/30/50(Reg. S)		419,000	349,626
5.6% 3/13/48(Reg. S)		400,000	342,872
Republic of Senegal 6.75% 3/13/48(Reg. S)		200,000	138,884
Republic of Serbia:
1.5% 6/26/29 (Reg. S)	EUR	2,722,000	2,316,033
1.65% 3/3/33 (b)	EUR	569,000	416,484
3.125% 5/15/27 (Reg. S)	EUR	5,088,000	5,028,462
6.25% 5/26/28 (b)		995,000	988,125
Romanian Republic:
3% 2/14/31 (b)		60,000	49,462
3% 2/14/31 (Reg. S)		814,000	671,029
3.875% 10/29/35 (b)	EUR	289,000	251,611
5% 9/27/26 (b)	EUR	2,800,000	3,055,035
7.125% 1/17/33(Reg. S)		100,000	104,982
South African Republic:
4.85% 9/30/29		211,000	185,678
5.875% 4/20/32		700,000	618,156
7.3% 4/20/52		500,000	421,345
Sultanate of Oman:
5.625% 1/17/28 (Reg. S)		575,000	567,675
7% 1/25/51(Reg. S)		200,000	198,112
Turkish Republic 9.875% 1/15/28		200,000	211,282
Ukraine Government:
4.375% 1/27/32 (b)	EUR	1,365,000	345,612
6.75% 6/20/28 (Reg. S)	EUR	1,450,000	416,661
7.75% 9/1/24 (b)		2,800,000	932,400
8.994% 2/1/26 (Reg. S)		1,800,000	540,000
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	2,105,000	2,598,815
2.25% 9/7/23	GBP	3,145,000	3,981,656
United Mexican States:
2.659% 5/24/31		4,055,000	3,357,378
3.5% 2/12/34		1,420,000	1,177,265
4.15% 3/28/27		275,000	268,989
4.28% 8/14/41		400,000	322,560
4.5% 4/22/29		2,920,000	2,817,537
4.5% 1/31/50		650,000	516,230
4.75% 3/8/44		2,366,000	1,984,412
6.05% 1/11/40		1,600,000	1,596,096
6.338% 5/4/53		200,000	199,400
6.35% 2/9/35		1,250,000	1,293,150
Uruguay Republic:
4.375% 10/27/27		150,000	149,457
5.1% 6/18/50		160,000	154,306
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $117,379,381)			106,271,372

Supranational Obligations - 0.0%
		Principal Amount (a)	Value ($)
European Union:
0% 10/4/28 (Reg. S)	EUR	125,000	116,522
2.75% 10/5/26 (Reg. S)	EUR	500,000	535,881
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $652,227)			652,403

Common Stocks - 0.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Emergence SA (e)(q)	75,805	3,479,450
Intelsat Jackson Holdings SA:
Series A rights (e)(q)	7,937	73,338
Series B rights (e)(q)	7,937	270,255
TOTAL COMMON STOCKS (Cost $2,960,195)		3,823,043

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1831% 5/1/28 (d)(g)(r)	236,513	229,614
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.320% 9.6561% 3/9/27 (d)(g)(r)	1,030,917	824,476
		1,054,090
Media - 0.0%
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.925% 4/15/27 (d)(g)(r)	1,081,629	977,523
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8105% 1/18/28 (d)(g)(r)	99,500	93,696
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% 8/24/26 (c)(d)(g)(r)	3,283,417	79,163
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.4455% 8/2/27 (d)(g)(r)	421,250	415,887
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.925% 1/31/28 (d)(g)(r)	500,000	485,750
		2,052,019
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.96% 5/25/24 (d)(g)(r)	880,933	800,178
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.7719% 2/1/29 (d)(g)(r)	1,775,927	1,774,950
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 7.19% 4/11/25 (d)(g)(r)	695,744	695,786
		3,270,914
TOTAL COMMUNICATION SERVICES		6,377,023
CONSUMER DISCRETIONARY - 0.0%
Broadline Retail - 0.0%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1955% 3/5/28 (d)(g)(r)	1,172,018	1,167,259
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4455% 8/12/28 (d)(g)(r)	562,125	561,951
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0625% 7/30/28 (d)(g)(r)	383,637	382,060
Pre-Paid Legal Services, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 12/15/28 (g)(r)(s)	411,885	404,549
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (d)(g)(r)	968,093	808,358
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5/29/25 (g)(r)(s)	292,609	291,924
		2,448,842
Hotels, Restaurants & Leisure - 0.0%
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3311% 1/15/30 (d)(g)(r)	57,740	57,885
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3311% 1/27/29 (d)(g)(r)	609,482	602,967
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 7.165% 6/21/26 (d)(g)(r)	128,675	128,548
KFC Holding Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1764% 3/15/28 (d)(g)(r)	411,759	411,071
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1811% 5/3/29 (d)(g)(r)	211,226	211,182
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4125% 4/14/29 (d)(g)(r)	424,854	424,400
		1,836,053
Specialty Retail - 0.0%
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7535% 4/15/28 (d)(g)(r)	1,215,000	1,124,288
TOTAL CONSUMER DISCRETIONARY		6,576,442
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5921% 1/24/29 (d)(g)(r)	1,560,623	1,476,740
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3419% 1/24/30 (d)(g)(r)	274,373	220,085
City Brewing Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 4/5/28 (d)(g)(r)	300,663	194,358
		1,891,183
Consumer Staples Distribution & Retail - 0.0%
H-Food Holdings LLC 1LN, term loan 1 month U.S. LIBOR + 3.000% 5/25/25 (g)(r)(s)	124,757	112,641
Food Products - 0.0%
Hostess Brands LLC 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 6/30/30 (g)(r)(s)	488,769	487,547
Personal Care Products - 0.0%
Prestige Brands, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 2.5% 7/1/28 (d)(g)(r)	335,227	334,704
TOTAL CONSUMER STAPLES		2,826,075
FINANCIALS - 0.0%
Capital Markets - 0.0%
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.9919% 4/9/27 (d)(g)(r)	559,187	538,995
Hudson River Trading LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 3/18/28 (g)(r)(s)	349,107	343,871
		882,866
Financial Services - 0.0%
Avolon TLB Borrower 1 (U.S.) LLC:
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 6.8984% 1/15/25 (d)(g)(r)	725,000	725,181
Tranche B4 1LN, term loan 1 month U.S. LIBOR + 1.500% 2.25% 2/12/27 (d)(g)(r)	828,760	827,417
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.2001% 10/6/23 (d)(g)(r)	164,798	164,720
Setanta Aircraft Leasing DAC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 11/5/28 (g)(r)(s)	485,000	484,544
TransUnion LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6955% 12/1/28 (d)(g)(r)	527,314	526,803
		2,728,665
Insurance - 0.0%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 2/15/27 (d)(g)(r)	630,916	617,736
Asurion LLC Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7879% 12/23/26 (d)(g)(r)	591,432	574,428
		1,192,164
Mortgage Real Estate Investment Trusts - 0.0%
Blackstone Mortgage Trust, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 2.6536% 4/23/26 (d)(g)(r)	488,579	475,753
TOTAL FINANCIALS		5,279,448
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5/10/27 (g)(r)(s)	552,702	539,647
Health Care Providers & Services - 0.0%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4311% 11/23/27 (d)(g)(r)	203,965	127,478
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3419% 10/1/27 (d)(g)(r)	738,636	726,405
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1798% 3/15/28 (d)(g)(r)	1,080,700	1,079,198
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (d)(g)(r)	261,023	261,052
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 11/15/28 (d)(g)(r)	488,763	486,993
		2,681,126
Health Care Technology - 0.0%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8202% 2/15/29 (d)(g)(r)	189,190	186,745
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 3.5% 2/15/29 (d)(g)(r)	171,090	168,149
IQVIA, Inc. Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2879% 6/11/25 (d)(g)(r)	252,273	252,604
		607,498
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (d)(g)(r)	65,034	65,041
Pharmaceuticals - 0.0%
Grifols, S.A. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.4311% 11/15/27 (d)(g)(r)	1,336,083	1,318,380
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 5/5/28 (d)(g)(r)	1,099,616	1,099,616
Sunshine Luxembourg VII SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 10/2/26 (g)(r)(s)	449,050	449,301
		2,867,297
TOTAL HEALTH CARE		6,760,609
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4919% 8/24/28 (d)(g)(r)	800,806	801,167
Building Products - 0.0%
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0811% 5/13/29 (d)(g)(r)	93,444	93,585
Commercial Services & Supplies - 0.0%
Filtration Group Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6955% 10/19/28 (d)(g)(r)	216,053	216,548
Maverick Purchaser Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4455% 1/23/27 (d)(g)(r)	274,191	271,449
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (d)(g)(r)	249,375	226,827
Prime Security Services Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1816% 9/23/26 (d)(g)(r)	437,250	437,158
Trugreen LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 10/30/27 (g)(r)(s)	225,286	214,116
		1,366,098
Ground Transportation - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3419% 12/30/26 (d)(g)(r)	1,292,810	1,292,577
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.3378% 4/20/28 (d)(g)(r)	192,998	200,267
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2919% 4/21/28 (d)(g)(r)	1,258,394	1,259,967
		1,460,234
Professional Services - 0.0%
DTI Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 4/26/29 (g)(r)(s)	94,886	91,633
Element Materials Technology Group:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5919% 6/24/29 (d)(g)(r)	192,988	188,645
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5919% 6/24/29 (d)(g)(r)	89,071	87,067
		367,345
TOTAL INDUSTRIALS		5,381,006
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 4/4/26 (d)(g)(r)	1,561,967	1,432,324
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1955% 7/1/29 (d)(g)(r)	402,712	401,302
IT Services - 0.0%
Arches Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6811% 12/4/27 (d)(g)(r)	261,622	254,059
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 2/1/28 (d)(g)(r)	308,613	305,286
		559,345
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0176% 7/6/29 (d)(g)(r)	260,930	261,257
Software - 0.1%
Central Parent, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 7/6/29 (d)(g)(r)	322,963	323,041
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (d)(g)(r)	25,000	24,964
Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 9.231% 6/13/24 (d)(g)(r)	224,370	224,068
Gen Digital, Inc. Tranche A2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 9/12/27 (g)(r)(s)	1,012,490	999,206
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1681% 3/1/29 (d)(g)(r)	2,821,500	2,765,070
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5811% 5/3/28 (d)(g)(r)	317,764	305,123
Open Text Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1811% 1/31/30 (d)(g)(r)	177,705	177,805
Tranche B, term loan CME Term SOFR 1 Month Index + 1.750% 1.855% 5/30/25 (d)(g)(r)	254,745	254,745
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6955% 8/31/28 (d)(g)(r)	106,392	105,245
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 4/22/28 (d)(g)(r)	146,509	144,727
Renaissance Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.0903% 5/31/25 (d)(g)(r)	403,068	403,257
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 10/7/27 (d)(g)(r)	262,956	262,354
		5,989,605
TOTAL INFORMATION TECHNOLOGY		8,643,833
MATERIALS - 0.0%
Chemicals - 0.0%
Zep, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/11/24 (g)(r)(s)	540,248	497,029
Containers & Packaging - 0.0%
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.2925% 7/1/26 (d)(g)(r)	481,617	481,410
TOTAL MATERIALS		978,439
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0811% 8/1/25 (d)(g)(r)	99,250	99,313
TOTAL BANK LOAN OBLIGATIONS (Cost $44,213,769)		42,922,188

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank:
3.45% 7/27/26	435,000	398,303
4.65% 9/13/28	500,000	459,467
5.974% 8/9/28 (d)	3,503,000	3,232,179
Regions Bank 6.45% 6/26/37	2,533,000	2,489,708
Wells Fargo Bank NA 5.45% 8/7/26	1,210,000	1,213,836
TOTAL BANK NOTES (Cost $7,999,818)		7,793,493

Fixed-Income Funds - 68.2%
	Shares	Value ($)
High Yield Fixed-Income Funds - 0.9%
T. Rowe Price Emerging Markets Bond Fund Class I	19,710,095	169,112,614
TCW Emerging Markets Income Fund Class N	34,051,878	267,307,241
TOTAL HIGH YIELD FIXED-INCOME FUNDS		436,419,855
Intermediate Government Funds - 4.6%
Fidelity SAI U.S. Treasury Bond Index Fund (t)	264,815,304	2,282,707,919
Intermediate-Term Bond Funds - 55.5%
American Funds The Bond Fund of America Class F2	106,937,495	1,196,630,568
Baird Aggregate Bond Fund Class Institutional	110,586,070	1,058,308,692
Baird Core Plus Bond Fund - Institutional Class	91,494,813	903,053,803
Columbia Mortgage Opportunities Fund Class A	31,300,166	245,393,298
DoubleLine Total Return Bond Fund Class N	207,836,579	1,799,864,775
Fidelity SAI Total Bond Fund (t)	569,331,086	5,027,193,494
Fidelity U.S. Bond Index Fund (t)	55,080,167	558,512,888
iShares Core U.S. Aggregate Bond ETF (u)	5,099,457	493,627,438
iShares iBoxx $ Investment Grade Corporate Bond ETF (u)	1,399,906	148,614,021
John Hancock Bond Fund Class R6	45,640,998	605,199,630
JPMorgan Core Bond Fund Class R6	49,751,244	500,497,512
PIMCO Income Fund Institutional Class	90,153,287	936,692,647
PIMCO Mortgage Opportunities Fund Institutional Class	173,745,342	1,626,256,396
PIMCO Total Return Fund Institutional Class	686,609,195	5,774,383,246
Voya Intermediate Bond Fund Class I	167,937,141	1,434,183,186
Western Asset Core Bond Fund Class I	332,270,084	3,485,513,183
Western Asset Core Plus Bond Fund Class I	167,795,719	1,557,144,268
TOTAL INTERMEDIATE-TERM BOND FUNDS		27,351,069,045
Long Government Bond Funds - 6.5%
Fidelity SAI Long-Term Treasury Bond Index Fund (t)	60,501,044	445,287,685
iShares 20+ Year Treasury Bond ETF	2,387,098	230,689,151
iShares 7-10 Year Treasury Bond ETF (u)	19,481,965	1,846,890,282
SPDR Portfolio Long Term Treasury ETF (u)	23,955,757	677,708,366
TOTAL LONG GOVERNMENT BOND FUNDS		3,200,575,484
Short-Term Bond - 0.7%
iShares 1-5 Year Investment Grade Corporate Bond ETF	7,080,695	355,734,117
TOTAL FIXED-INCOME FUNDS (Cost $38,483,565,793)		33,626,506,420

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.5% (Reg. S) (d)(h)	5,100,000	5,245,589
3.748% (Reg. S) (d)(h)	300,000	289,852
		5,535,441
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (d)(h)	2,600,000	2,418,640
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC:
4.375% (d)(h)	7,022,000	6,854,374
4.875% (d)(h)	405,000	370,583
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.6542% (d)(g)(h)	240,000	221,894
6.5% (d)(h)	3,770,000	3,511,011
6.625% (d)(h)	730,000	588,337
7.125% (d)(h)	2,520,000	2,283,080
		13,829,279
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (d)(h)	690,000	721,124
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (d)(h)	800,000	877,302
Bank of America Corp. 6.25% (d)(h)	57,000	58,448
Bank of Nova Scotia CME Term SOFR 3 Month Index + 2.900% 8.2091% (d)(g)(h)	13,092,000	11,804,222
Barclays PLC:
5.875% (Reg. S) (d)(h)	650,000	770,972
8.875% (d)(h)	300,000	357,320
BNP Paribas SA 6.625% (Reg. S) (d)(h)	830,000	843,228
Citigroup, Inc.:
3.875% (d)(h)	4,320,000	3,786,544
5.95% (d)(h)	62,000	60,868
9.6987% (d)(g)(h)	16,000	16,142
JPMorgan Chase & Co. 4.6% (d)(h)	7,120,000	6,707,574
Societe Generale 7.875% (Reg. S) (d)(h)	415,000	419,885
U.S. Bancorp 3.7% (d)(h)	4,850,000	3,675,785
Wells Fargo & Co. 7.625% (d)(h)	335,000	345,619
		30,445,033
Capital Markets - 0.0%
Charles Schwab Corp.:
4% (d)(h)	220,000	168,309
5.375% (d)(h)	110,000	107,628
Credit Suisse Group AG 7.5% (Reg. S) (c)(d)(h)	2,750,000	137,500
Goldman Sachs Group, Inc.:
3.65% (d)(h)	1,750,000	1,433,570
4.125% (d)(h)	2,505,000	2,135,947
		3,982,954
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (d)(h)	530,000	373,451
4.7% (d)(h)	45,000	29,064
American Express Co. 3.55% (d)(h)	770,000	646,948
		1,049,463
Financial Services - 0.0%
Fannie Mae Series 2015-M8 Class A2, 2.9% 1/25/25	289,444	279,021
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (d)(h)	2,650,000	2,492,558
TOTAL FINANCIALS		38,249,029
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (d)(h)	320,000	360,612
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (d)(h)	2,200,000	1,039,635
AT Securities BV USD SWAP SEMI 30/360 5Y INDX + 3.540% 7.747% (Reg. S) (d)(g)(h)	2,750,000	1,237,885
Citycon Oyj 4.496% (Reg. S) (d)(h)	450,000	338,782
CPI Property Group SA 3.75% (Reg. S) (d)(h)	1,325,000	406,933
Grand City Properties SA 1.5% (Reg. S) (d)(h)	2,400,000	1,126,836
Heimstaden Bostad AB:
3.248% (Reg. S) (d)(h)	2,085,000	1,284,388
3.625% (Reg. S) (d)(h)	185,000	95,039
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (d)(h)	770,000	85,668
		5,615,166
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (d)(h)	1,555,000	1,544,830
SSE PLC 3.74% (Reg. S) (d)(h)	635,000	740,690
		2,285,520
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp. 7% (b)(d)(h)	2,575,000	2,421,732
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (d)(h)	290,000	312,834
Veolia Environnement SA 2% (Reg. S) (d)(h)	500,000	462,665
		775,499
TOTAL UTILITIES		5,482,751
TOTAL PREFERRED SECURITIES (Cost $92,164,210)		71,490,918

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (v)	178,609,106	178,644,828
Fidelity Investments Money Market Government Portfolio Class I 5.21% (t)(w)	239,483,240	239,483,240
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (t)(w)	188,822,827	188,822,827
Fidelity Securities Lending Cash Central Fund 5.44% (v)(x)	337,289,346	337,323,075
State Street Institutional U.S. Government Money Market Fund Premier Class 5.28% (w)	72,428,680	72,428,680
TOTAL MONEY MARKET FUNDS (Cost $1,016,699,004)		1,016,702,650

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.07% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	4,200,000	201,087

Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.07% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	4,200,000	138,816

TOTAL PURCHASED SWAPTIONS (Cost $348,180)			339,903

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $57,087,008,550)	50,954,007,903
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(1,618,472,783)
NET ASSETS - 100.0%	49,335,535,120

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/53	(1,050,000)	(866,253)
2% 9/1/53	(2,550,000)	(2,103,751)
2% 9/1/53	(13,050,000)	(10,766,255)
2% 9/1/53	(31,750,000)	(26,193,763)
2% 9/1/53	(8,100,000)	(6,682,503)
2% 9/1/53	(2,500,000)	(2,062,501)
2.5% 9/1/53	(2,300,000)	(1,957,699)
2.5% 9/1/53	(6,500,000)	(5,532,628)
3% 9/1/53	(4,850,000)	(4,264,574)
3% 9/1/53	(20,750,000)	(18,245,344)
3% 9/1/53	(6,400,000)	(5,627,480)
3.5% 9/1/53	(750,000)	(680,966)
3.5% 9/1/53	(3,400,000)	(3,087,045)

TOTAL GINNIE MAE		(88,070,762)

Uniform Mortgage Backed Securities
1.5% 9/1/38	(1,602,000)	(1,365,932)
1.5% 9/1/53	(4,000,000)	(3,015,479)
2% 9/1/38	(876,000)	(768,274)
2% 9/1/53	(700,000)	(557,245)
2% 9/1/53	(19,000,000)	(15,125,226)
2% 9/1/53	(31,750,000)	(25,275,048)
2% 9/1/53	(7,600,000)	(6,050,090)
2% 9/1/53	(12,700,000)	(10,110,019)
2% 9/1/53	(7,600,000)	(6,050,090)
2% 9/1/53	(12,700,000)	(10,110,019)
2% 9/1/53	(11,550,000)	(9,194,545)
2% 9/1/53	(19,300,000)	(15,364,045)
2% 9/1/53	(11,400,000)	(9,075,135)
2% 9/1/53	(19,050,000)	(15,165,029)
2.5% 9/1/53	(1,200,000)	(994,547)
2.5% 9/1/53	(1,000,000)	(828,789)
2.5% 9/1/53	(3,200,000)	(2,652,125)
3% 9/1/53	(1,500,000)	(1,292,285)
3.5% 9/1/53	(6,250,000)	(5,584,717)
3.5% 9/1/53	(2,400,000)	(2,144,531)
4% 9/1/53	(6,175,000)	(5,700,297)
4.5% 9/1/53	(600,000)	(568,969)
4.5% 9/1/53	(1,000,000)	(948,281)
4.5% 10/1/53	(1,000,000)	(948,789)
5% 9/1/53	(2,900,000)	(2,811,980)
5% 9/1/53	(2,775,000)	(2,690,774)
5% 9/1/53	(1,300,000)	(1,260,543)
5.5% 9/1/53	(14,500,000)	(14,323,281)
5.5% 9/1/53	(5,400,000)	(5,334,188)
5.5% 9/1/53	(1,200,000)	(1,185,375)
5.5% 9/1/53	(600,000)	(592,688)
5.5% 9/1/53	(1,800,000)	(1,778,063)
5.5% 10/1/53	(14,500,000)	(14,323,281)
6% 9/1/53	(2,947,000)	(2,954,943)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(196,144,622)

TOTAL TBA SALE COMMITMENTS (Proceeds $281,977,043)		(284,215,384)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	14	Dec 2023	2,013,443	18,396	18,396
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	1	Dec 2023	145,043	129	129
TME 10 Year Canadian Note Contracts (Canada)	55	Dec 2023	4,856,461	43,450	43,450

TOTAL BOND INDEX CONTRACTS					61,975

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	30	Sep 2023	2,258,215	(11,686)	(11,686)
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,269	Dec 2023	140,898,656	1,185,788	1,185,788
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,368	Dec 2023	482,609,500	1,152,760	1,152,760
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,744	Dec 2023	293,393,625	1,758,683	1,758,683
CBOT Long Term U.S. Treasury Bond Contracts (United States)	179	Dec 2023	21,782,063	281,187	281,187
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	557	Dec 2023	72,114,094	1,868,871	1,868,871

TOTAL TREASURY CONTRACTS					6,235,603

TOTAL PURCHASED					6,297,578

Sold

Bond Index Contracts
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	4	Dec 2023	580,171	(5,902)	(5,902)
ICE Long Gilt Contracts (United Kingdom)	42	Dec 2023	5,084,859	(101,697)	(101,697)
JPN 10Y BOND(OSE) Contracts (Japan)	4	Sep 2023	4,036,427	(10,954)	(10,954)

TOTAL BOND INDEX CONTRACTS					(118,553)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,311	Dec 2023	145,561,969	(1,356,898)	(1,356,898)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	881	Dec 2023	94,198,172	(653,774)	(653,774)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	371	Dec 2023	45,146,063	(644,279)	(644,279)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	724	Dec 2023	84,063,188	(836,268)	(836,268)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	39	Dec 2023	5,049,281	(69,327)	(69,327)
SFE 3-Year Treasury Bond Contracts (Australia)	51	Sep 2023	3,515,596	4,744	4,744

TOTAL TREASURY CONTRACTS					(3,555,802)

TOTAL SOLD					(3,674,355)

TOTAL FUTURES CONTRACTS					2,623,223
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

GBP	169,000	USD	214,887	Barclays Bank PLC	9/01/23	(798)
USD	450,996	EUR	413,000	BNP Paribas S.A.	9/01/23	3,160
EUR	345,000	USD	374,512	BNP Paribas S.A.	9/05/23	(411)
EUR	67,460,007	USD	72,772,483	BTIG, LLC	9/05/23	377,776
GBP	13,088,392	USD	16,519,093	JPMorgan Chase Bank, N.A.	9/05/23	61,282
USD	74,614,748	EUR	67,460,007	BTIG, LLC	9/05/23	1,464,489
USD	16,825,057	GBP	13,088,392	Barclays Bank PLC	9/05/23	244,682
EUR	405,000	USD	443,488	BNP Paribas S.A.	9/15/23	(4,115)
EUR	488,000	USD	537,978	BNP Paribas S.A.	9/15/23	(8,561)
EUR	467,000	USD	520,714	BNP Paribas S.A.	9/15/23	(14,078)
EUR	450,000	USD	491,717	BNP Paribas S.A.	9/15/23	(3,525)
EUR	449,000	USD	491,516	Bank of America, N.A.	9/15/23	(4,408)
EUR	40,000	USD	43,514	Bank of America, N.A.	9/15/23	(119)
EUR	133,000	USD	146,334	Brown Brothers Harriman & Co	9/15/23	(2,046)
EUR	80,000	USD	87,326	Brown Brothers Harriman & Co	9/15/23	(536)
EUR	1,057,000	USD	1,162,475	Brown Brothers Harriman & Co	9/15/23	(15,765)
EUR	381,000	USD	422,567	Brown Brothers Harriman & Co	9/15/23	(9,231)
EUR	50,000	USD	54,778	Canadian Imperial Bk. of Comm.	9/15/23	(534)
EUR	867,000	USD	957,931	Canadian Imperial Bk. of Comm.	9/15/23	(17,347)
EUR	60,000	USD	65,804	Goldman Sachs Bank USA	9/15/23	(712)
EUR	40,000	USD	44,144	JPMorgan Chase Bank, N.A.	9/15/23	(749)
EUR	367,000	USD	397,014	JPMorgan Chase Bank, N.A.	9/15/23	1,134
EUR	1,002,000	USD	1,092,726	Royal Bank of Canada	9/15/23	(5,684)
EUR	55,000	USD	60,077	State Street Bank and Trust Co	9/15/23	(409)
GBP	142,000	USD	181,364	BNP Paribas S.A.	9/15/23	(1,470)
GBP	1,047,000	USD	1,317,909	BNP Paribas S.A.	9/15/23	8,492
GBP	90,000	USD	114,004	BNP Paribas S.A.	9/15/23	13
GBP	28,000	USD	35,575	JPMorgan Chase Bank, N.A.	9/15/23	(103)
GBP	135,000	USD	171,688	JPMorgan Chase Bank, N.A.	9/15/23	(662)
GBP	84,000	USD	107,136	Royal Bank of Canada	9/15/23	(719)
USD	166,835	AUD	242,000	Bank of America, N.A.	9/15/23	9,973
USD	27,991	CAD	37,000	Brown Brothers Harriman & Co	9/15/23	604
USD	182,602	CAD	241,000	Royal Bank of Canada	9/15/23	4,214
USD	1,573,405	EUR	1,432,000	BNP Paribas S.A.	9/15/23	19,868
USD	85,797	EUR	79,000	BNP Paribas S.A.	9/15/23	92
USD	74,845,634	EUR	68,078,000	Bank of America, N.A.	9/15/23	989,695
USD	260,728	EUR	236,000	Canadian Imperial Bk. of Comm.	9/15/23	4,698
USD	109,478	EUR	100,000	JPMorgan Chase Bank, N.A.	9/15/23	991
USD	87,582	EUR	80,000	JPMorgan Chase Bank, N.A.	9/15/23	792
USD	43,801,132	GBP	34,150,000	BNP Paribas S.A.	9/15/23	537,885
USD	211,049	GBP	161,000	BNP Paribas S.A.	9/15/23	7,085
USD	227,777	GBP	177,000	Bank of America, N.A.	9/15/23	3,543
USD	226,348	GBP	178,000	Barclays Bank PLC	9/15/23	847
USD	228,819	GBP	178,000	Canadian Imperial Bk. of Comm.	9/15/23	3,318
USD	137,013	GBP	108,000	JPMorgan Chase Bank, N.A.	9/15/23	192
USD	11,028	EUR	10,000	Morgan Stanley Cap. Group, Inc	9/20/23	177
USD	147,016	EUR	133,000	Morgan Stanley Cap. Group, Inc	9/20/23	2,693
USD	72,872,998	EUR	67,460,007	BTIG, LLC	10/03/23	(375,923)
USD	16,521,376	GBP	13,088,392	JPMorgan Chase Bank, N.A.	10/03/23	(61,173)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						3,218,617
Unrealized Appreciation						3,747,695
Unrealized Depreciation						(529,078)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
American Electric Power, Inc.		Jun 2028	Bank of America, N.A.	(1%)	Quarterly		540,000	(15,429)	13,650	(1,779)
American Express Co.		Jun 2028	Goldman Sachs Intl.	(1%)	Quarterly		166,086	(4,320)	4,198	(122)
American Express Co.		Jun 2028	Goldman Sachs Intl.	(1%)	Quarterly		110,724	(2,880)	2,811	(69)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,140,000	37,180	(23,336)	13,844
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		720,000	12,509	(6,554)	5,955
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,000,000	156,365	(146,169)	10,196
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,000,000	104,243	(40,620)	63,623
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		470,000	113,049	(125,964)	(12,915)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		710,000	170,776	(217,994)	(47,218)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		410,000	98,617	(102,218)	(3,601)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		320,000	76,969	(78,246)	(1,277)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		550,000	132,291	(161,820)	(29,529)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		330,000	79,375	(82,262)	(2,887)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		780,000	187,613	(208,937)	(21,324)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	26,458	(32,038)	(5,580)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,770,000	425,736	(545,828)	(120,092)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		120,000	28,863	(32,302)	(3,439)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		70,000	16,837	(17,631)	(794)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		670,000	161,154	(169,583)	(8,429)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		880,000	211,665	(226,754)	(15,089)
Intesa Sanpaolo SpA		Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	1,430,000	(5,925)	1,989	(3,936)

TOTAL BUY PROTECTION								2,011,146	(2,195,608)	(184,462)
Sell Protection
5-Year CDX N.A. HY Series 40	NR	Jun 2028	ICE	5%	Quarterly		36,410,000	43,657	0	43,657
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		13,540,000	(235,243)	311,583	76,340
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		10,830,000	(188,159)	256,301	68,142
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		2,960,000	(81,907)	80,519	(1,388)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		6,600,000	(182,631)	172,871	(9,760)

TOTAL SELL PROTECTION								(644,283)	821,274	176,991
TOTAL CREDIT DEFAULT SWAPS								1,366,863	(1,374,334)	(7,471)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
4.75%	At Maturity	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	At Maturity	CME	Feb 2025		18,842,000	(31,210)	0	(31,210)
4.87%	At Maturity	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	At Maturity	CME	Feb 2025		7,536,800	(308)	0	(308)
3.99%	At Maturity	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	At Maturity	CME	Aug 2025		5,427,500	(13,424)	0	(13,424)
ESTR Volume Weighted Trimmed Mean Rate(4)	At Maturity	3.05%	At Maturity	LCH	Aug 2025	EUR	4,802,500	320	0	320
4.36%	Semi-Annual	Canadian Overnight Repo Rate Average (CORRA)(4)	Semi-Annual	LCH	Aug 2026	CAD	4,800,000	(9,701)	0	(9,701)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2028		38,447,000	(703,553)	0	(703,553)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2030		5,157,000	(109,279)	0	(109,279)
Bank of Japan Final Result Unsecured Overnight Call Rate TONAR(4)	Annual	0.84%	Annual	LCH	Aug 2033	JPY	350,000,000	(5,768)	0	(5,768)
Bank of Japan Final Result Unsecured Overnight Call Rate TONAR(4)	Annual	0.85%	Annual	LCH	Aug 2033	JPY	140,000,000	(3,128)	0	(3,128)
3.64%	Semi-Annual	Canadian Overnight Repo Rate Average (CORRA)(4)	Semi-Annual	LCH	Aug 2033	CAD	1,600,000	(11,032)	0	(11,032)
Canadian Overnight Repo Rate Average (CORRA)(4)	Semi-Annual	3.64%	Semi-Annual	LCH	Aug 2033	CAD	1,572,000	10,390	0	10,390
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2033		2,669,000	(81,138)	0	(81,138)
Canadian Overnight Repo Rate Average (CORRA)(4)	Semi-Annual	3.5%	Semi-Annual	LCH	Aug 2053	CAD	708,000	(2,565)	0	(2,565)
2.82%	At Maturity	Eurostat Eurozone HICP Ex. Tobacco Unrevised NSA(4)	At Maturity	LCH	Aug 2053	EUR	180,500	5,027	0	5,027
2.81%	At Maturity	Eurostat Eurozone HICP Ex. Tobacco Unrevised NSA(4)	At Maturity	LCH	Aug 2053	EUR	180,500	5,303	0	5,303
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2053		581,000	(35,467)	0	(35,467)
3.52%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	CME	Dec 2053		15,755,000	(82,426)	0	(82,426)
TOTAL INTEREST RATE SWAPS								(1,067,959)	0	(1,067,959)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,830,485,932 or 5.7% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,028,313.
(j)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $6,465,343.

(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $5,043,808.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(q)	Non-income producing
(r)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(s)	The coupon rate will be determined upon settlement of the loan after period end.
(t)	Affiliated Fund
(u)	Security or a portion of the security is on loan at period end.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	The rate quoted is the annualized seven-day yield of the fund at period end.
(x)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	425,431,980	924,043,769	1,170,830,922	4,835,871	-	1	178,644,828	0.5%
Fidelity Securities Lending Cash Central Fund 5.44%	55,923,273	1,659,670,435	1,378,270,633	51,891	-	-	337,323,075	1.2%
Total	481,355,253	2,583,714,204	2,549,101,555	4,887,762	-	1	515,967,903

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Class I 5.21%	-	1,342,726,376	1,103,243,136	2,289,434	-	-	239,483,240
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25%	126,976,060	1,944,768,366	1,882,921,608	4,808,023	9	-	188,822,827
Fidelity SAI Long-Term Treasury Bond Index Fund	460,248,664	7,483,246	-	7,483,245	-	(22,444,225)	445,287,685
Fidelity SAI Total Bond Fund	5,340,793,933	113,527,069	395,714,993	113,526,476	(34,186,750)	2,774,235	5,027,193,494
Fidelity SAI U.S. Treasury Bond Index Fund	1,805,048,282	523,066,791	25,000,000	23,055,877	(1,863,181)	(18,543,973)	2,282,707,919
Fidelity Short-Term Treasury Bond Index Fund	713,436	4,242	722,733	11,823	10,351	(5,296)	-
Fidelity U.S. Bond Index Fund	701,219,597	10,121,667	150,004,159	10,117,510	(7,389,285)	4,565,068	558,512,888
	8,434,999,972	3,941,697,757	3,557,606,629	161,292,388	(43,428,856)	(33,654,191)	8,742,008,053

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,823,043	-	-	3,823,043

Corporate Bonds	4,234,934,162	-	4,227,657,661	7,276,501

U.S. Government and Government Agency Obligations	4,616,937,406	-	4,616,937,406	-

U.S. Government Agency - Mortgage Securities	4,430,956,371	-	4,430,956,371	-

Asset-Backed Securities	1,174,010,579	-	1,160,882,395	13,128,184

Collateralized Mortgage Obligations	385,047,341	-	384,373,016	674,325

Commercial Mortgage Securities	1,150,101,093	-	1,147,898,199	2,202,894

Municipal Securities	85,518,561	-	85,518,561	-

Foreign Government and Government Agency Obligations	106,271,372	-	106,271,372	-

Supranational Obligations	652,403	-	652,403	-

Bank Loan Obligations	42,922,188	-	42,922,188	-

Bank Notes	7,793,493	-	7,793,493	-

Fixed-Income Funds	33,626,506,420	33,626,506,420	-	-

Preferred Securities	71,490,918	-	71,490,918	-

Money Market Funds	1,016,702,650	1,016,702,650	-	-

Purchased Swaptions	339,903	-	339,903	-
Total Investments in Securities:	50,954,007,903	34,643,209,070	16,283,693,886	27,104,947
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	3,747,695	-	3,747,695	-
Futures Contracts	6,314,008	6,314,008	-	-
Swaps	2,104,397	-	2,104,397	-
Total Assets	12,166,100	6,314,008	5,852,092	-

Liabilities
Forward Foreign Currency Contracts	(529,078)	-	(529,078)	-
Futures Contracts	(3,690,785)	(3,690,785)	-	-
Swaps	(1,805,493)	-	(1,805,493)	-
Total Liabilities	(6,025,356)	(3,690,785)	(2,334,571)	-
Total Derivative Instruments:	6,140,744	2,623,223	3,517,521	-
Other Financial Instruments:

TBA Sale Commitments	(284,215,384)	-	(284,215,384)	-
Total Other Financial Instruments:	(284,215,384)	-	(284,215,384)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (b)	43,657	0
Swaps (a)	2,039,700	(716,494)
Total Credit Risk	2,083,357	(716,494)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	3,747,695	(529,078)
Total Foreign Exchange Risk	3,747,695	(529,078)
Interest Rate Risk
Futures Contracts (d)	6,314,008	(3,690,785)
Purchased Swaptions (e)	339,903	0
Swaps (b)	21,040	(1,088,999)
Total Interest Rate Risk	6,674,951	(4,779,784)
Total Value of Derivatives	12,506,003	(6,025,356)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(e)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $330,789,412) - See accompanying schedule:
Unaffiliated issuers (cost $46,794,325,761)	$41,696,031,947
Fidelity Central Funds (cost $515,964,257)	515,967,903
Other affiliated issuers (cost $9,776,718,532)	8,742,008,053

Total Investment in Securities (cost $57,087,008,550)		$50,954,007,903
Segregated cash with brokers for derivative instruments		9,876,630
Segregated cash with brokers for mortgage/asset-backed securities		360,000
Cash		2,819,160
Foreign currency held at value (cost $2,518,664)		2,508,271
Receivable for investments sold
Regular delivery		53,007,828
Delayed delivery		291,465,123
Receivable for TBA sale commitments		281,977,043
Unrealized appreciation on forward foreign currency contracts		3,747,695
Receivable for fund shares sold		16,122,989
Dividends receivable		17,548,709
Interest receivable		110,708,858
Distributions receivable from Fidelity Central Funds		667,110
Receivable for daily variation margin on futures contracts		3,886,907
Receivable for daily variation margin on centrally cleared OTC swaps		417,068
Bi-lateral OTC swaps, at value		2,039,700
Prepaid expenses		83,480
Other receivables		391,737
Total assets		51,751,636,211
Liabilities
Payable for investments purchased
Regular delivery	$107,031,826
Delayed delivery	1,645,678,088
TBA sale commitments, at value	284,215,384
Unrealized depreciation on forward foreign currency contracts	529,078
Payable for fund shares redeemed	24,314,376
Distributions payable	14,209,917
Bi-lateral OTC swaps, at value	716,494
Accrued management fee	1,223,304
Other payables and accrued expenses	859,549
Collateral on securities loaned	337,323,075
Total Liabilities		2,416,101,091
Net Assets		$49,335,535,120
Net Assets consist of:
Paid in capital		$57,615,353,296
Total accumulated earnings (loss)		(8,279,818,176)
Net Assets		$49,335,535,120
Net Asset Value, offering price and redemption price per share ($49,335,535,120 ÷ 5,514,528,648 shares)		$8.95

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$518,628,503
Affiliated issuers		161,292,388
Interest		317,761,989
Income from Fidelity Central Funds (including $51,891 from security lending)		4,887,762
Total Income		1,002,570,642
Expenses
Management fee	$68,833,486
Custodian fees and expenses	139,417
Independent trustees' fees and expenses	152,047
Registration fees	198,988
Audit	37,975
Legal	41,573
Miscellaneous	261,782
Total expenses before reductions	69,665,268
Expense reductions	(62,040,383)
Total expenses after reductions		7,624,885
Net Investment income (loss)		994,945,757
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(985,865,118)
Affiliated issuers	(43,428,856)
Forward foreign currency contracts	(3,351,126)
Foreign currency transactions	15,637
Futures contracts	(13,007,716)
Swaps	(6,343,054)
Total net realized gain (loss)		(1,051,980,233)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	584,205,314
Fidelity Central Funds	1
Other affiliated issuers	(33,654,191)
Forward foreign currency contracts	(1,685,550)
Assets and liabilities in foreign currencies	(5,074)
Futures contracts	5,118,849
Swaps	10,623,823
TBA Sale commitments	(6,426,456)
Total change in net unrealized appreciation (depreciation)		558,176,716
Net gain (loss)		(493,803,517)
Net increase (decrease) in net assets resulting from operations		$501,142,240
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$994,945,757	$1,648,309,634
Net realized gain (loss)	(1,051,980,233)	(984,805,656)
Change in net unrealized appreciation (depreciation)	558,176,716	(5,651,598,336)
Net increase (decrease) in net assets resulting from operations	501,142,240	(4,988,094,358)
Distributions to shareholders	(961,549,781)	(1,652,396,379)

Share transactions
Proceeds from sales of shares	4,245,394,952	16,370,236,785
Reinvestment of distributions	883,314,533	1,544,313,693
Cost of shares redeemed	(4,763,418,927)	(7,925,964,137)

Net increase (decrease) in net assets resulting from share transactions	365,290,558	9,988,586,341
Total increase (decrease) in net assets	(95,116,983)	3,348,095,604

Net Assets
Beginning of period	49,430,652,103	46,082,556,499
End of period	$49,335,535,120	$49,430,652,103

Other Information
Shares
Sold	468,204,100	1,722,462,706
Issued in reinvestment of distributions	97,140,610	166,781,936
Redeemed	(521,649,384)	(842,985,612)
Net increase (decrease)	43,695,326	1,046,259,030

Financial Highlights
Strategic Advisers® Core Income Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.04	$10.42	$10.98	$11.13	$10.38	$10.38
Income from Investment Operations
Net investment income (loss) B,C	.182	.331	.250	.286	.354	.324
Net realized and unrealized gain (loss)	(.096)	(1.382)	(.468)	.116	.796	(.009)
Total from investment operations	.086	(1.051)	(.218)	.402	1.150	.315
Distributions from net investment income	(.176)	(.329)	(.252)	(.292)	(.350)	(.309)
Distributions from net realized gain	-	-	(.090)	(.260)	(.050)	(.006)
Total distributions	(.176)	(.329)	(.342)	(.552)	(.400)	(.315)
Net asset value, end of period	$8.95	$9.04	$10.42	$10.98	$11.13	$10.38
Total Return D,E	.94%	(10.12)%	(2.06)%	3.59%	11.25%	3.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H,I	.28%	.28%	.28%	.28%	.30%
Expenses net of fee waivers, if any	.03% H,I	.03%	.03%	.03%	.03%	.05%
Expenses net of all reductions	.03% H,I	.03%	.03%	.03%	.03%	.05%
Net investment income (loss)	3.99% H,I	3.53%	2.31%	2.54%	3.28%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$49,335,535	$49,430,652	$46,082,556	$41,506,260	$46,341,080	$38,032,654
Portfolio turnover rate J	123% H	116%	110%	109%	65%	78%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IProxy expenses are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Strategic Advisers Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Core Income Fund	$391,737

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the futures contracts, swaps, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$57,083,517
Gross unrealized depreciation	(6,297,513,335)
Net unrealized appreciation (depreciation)	$(6,240,429,818)
Tax cost	$57,196,965,790

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(610,993,050)
Long-term	(389,216,143)
Total capital loss carryforward	$(1,000,209,193)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Core Income Fund
Credit Risk
Purchased Options	(405,465)	252,047
Swaps	694,416	(155,626)
Total Credit Risk	288,951	96,421
Foreign Exchange Risk
Forward Foreign Currency Contracts	(3,351,126)	(1,685,550)
Total Foreign Exchange Risk	(3,351,126)	(1,685,550)
Interest Rate Risk
Futures Contracts	(13,007,716)	5,118,849
Purchased Options	-	(8,277)
Swaps	(7,037,470)	10,779,449
Total Interest Rate Risk	(20,045,186)	15,890,021
Totals	(23,107,361)	14,300,892

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Core Income Fund	20,477,375,009	20,925,102,710

Unaffiliated Exchanges In-Kind. During the period, the Fund redeemed shares of JPMorgan Core Plus Bond Fund Class A in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized loss on the Fund's redemptions of JPMorgan Core Plus Bond Fund Class A, which is included in "Net Realized gain (loss): Unaffiliated Issuers" in the accompanying Statement of Operations. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
JPMorgan Core Plus Bond Fund Class A	511,583,135	(87,099,159)	71,750,790
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. BlackRock Investment Management, LLC, FIAM LLC (an affiliate of the investment adviser), J.P. Morgan Investment Management, Inc., PGIM, Inc. and TCW Investment Management LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Strategic Advisers Core Income Fund	$1,174

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Core Income Fund	8,988

6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Core Income Fund	$47,188

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Core Income Fund	$5,847	$-	$-

9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2026. During the period, this waiver reduced the Fund's management fee by $61,969,967.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $70,416.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Core Income Fund
Fidelity SAI Long-Term Treasury Bond Index Fund	13%
Fidelity SAI Total Bond Fund	25%
Fidelity SAI U.S. Treasury Bond Index Fund	15%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Strategic Advisers® Core Income Fund	.03%
Actual		$ 1,000	$ 1,009.40	$ .15
Hypothetical-B		$ 1,000	$ 1,024.99	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of New and Amended Sub-Advisory Agreements
Strategic Advisers Core Income Fund
In March 2023, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) a new sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), J.P. Morgan Investment Management Inc. (J.P. Morgan or New Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (New Sub-Advisory Agreement), (ii) an amendment to add a new investment mandate to the existing sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM), and the Trust on behalf of the fund (Amended FIAM Sub-Advisory Agreement), and (iii) an amendment to the fee schedule in the existing sub-advisory agreement among Strategic Advisers, PGIM, Inc. (PGIM, and together with J.P. Morgan and FIAM, the Sub-Advisers), and the Trust on behalf of the fund (Amended PGIM Sub-Advisory Agreement and, together with the Amended FIAM Sub-Advisory Agreement, the Amended Sub-Advisory Agreements; and together with the New Sub-Advisory Agreement, the Agreements). The Board noted that the updated fee schedule in the Amended PGIM Sub-Advisory Agreement became effective as of November 1, 2022 and will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreements. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Agreements, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Agreements is in the best interests of the fund and its shareholders and that the approval of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  With respect to the New Sub-Advisory Agreement and the new mandate for the Amended FIAM Sub-Advisory Agreement, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund. The Board also considered that it reviewed this information regarding PGIM in connection with the annual renewal of the of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2022 meeting. The Board noted its familiarity with the nature, extent and quality of services provided by the Sub-Advisers to other Strategic Advisers funds with different investment mandates, and that the same support staff, including compliance personnel, that currently provides services to other Strategic Advisers funds will also provide services to the fund. The Board also took into consideration additional information regarding the new investment mandates provided by Strategic Advisers, J.P. Morgan, and FIAM.
Resources Dedicated to Investment Management and Support Services.  With respect to the New Sub-Advisory Agreement and Amended FIAM Sub-Advisory Agreement, the Board reviewed the general qualifications and capabilities of the J.P. Morgan's and FIAM's respective investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that J.P. Morgan's and FIAM's respective analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered J.P. Morgan's and FIAM's respective trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and their respective investments in business continuity planning, including in connection with the COVID-19 pandemic.
With respect to the Amended PGIM Sub-Advisory Agreement, the Board noted that it had approved the existing sub-advisory agreement with PGIM at its September 2022 meeting and the Amended PGIM Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.
Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by J.P. Morgan under the New Sub-Advisory Agreement and by FIAM under the Amended FIAM Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance.  The Board considered the historical investment performance of each of J.P. Morgan and FIAM and their respective portfolio managers in managing accounts under a similar investment mandate. The Board did not consider performance to be a material factor in its decision to approve the Amended PGIM Sub-Advisory Agreement because the approval of the Amended PGIM Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders and, with respect to each Amended Sub-Advisory Agreement, should continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  With respect to the New Sub-Advisory Agreement and the Amended FIAM Sub-Advisory Agreement, the Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to J.P. Morgan and FIAM. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring J.P. Morgan and adding the new investment mandate for FIAM.
The Board noted that none of the Agreements will result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. With respect to the New Sub-Advisory Agreement, the Board considered that after allocating assets to the New Sub-Adviser, the fund's management fee is expected to increase but the fund's total net expenses are expected to decrease, and each is expected to continue to rank below the competitive peer group median reported in the 2022 management contract renewal materials for the fund. Additionally, the Board considered that approval of the Amended FIAM Sub-Advisory Agreement will not initially result in any changes to the fund's management fee or total net expenses because Strategic Advisers does not expect to allocate assets to the new mandate at this time. The Board also considered that Amended PGIM Sub-Advisory Agreement is expected to result in a decrease in the total management fee rate of the fund.
Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Agreements were each negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Agreements.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Agreements will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the New Sub-Advisory Agreement and, with respect to the new investment mandate, the Amended FIAM Sub-Advisory Agreement, each provide, and the Amended PGIM Sub-Advisory Agreement will continue to provide, for breakpoints that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow.  The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended PGIM Sub-Advisory Agreement because the fund is not expected to bear any additional expenses as a result of the Amended PGIM Sub-Advisory Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912889.113
SSC-SANN-1023
Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Fidelity SAI Emerging Markets Value Index Fund	10.7
Fidelity SAI Emerging Markets Low Volatility Index Fund	8.3
Fidelity Advisor Emerging Markets Fund Class Z	7.0
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	3.2
Tencent Holdings Ltd.	2.9
Fidelity SAI Emerging Markets Index Fund	2.9
Samsung Electronics Co. Ltd.	2.6
Invesco Developing Markets Fund Class R6	2.2
Aberdeen Emerging Markets Fund Institutional Service Class	2.0
46.3

Market Sectors (% of Fund's net assets)
(Stocks Only)
Information Technology	13.0
Financials	12.0
Consumer Discretionary	9.3
Communication Services	5.3
Industrials	4.4
Consumer Staples	3.7
Materials	3.1
Energy	2.3
Investment Companies	2.0
Health Care	1.6
Real Estate	0.6
Utilities	0.5

Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 54.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 0.3%
Chunghwa Telecom Co. Ltd.	370,000	1,348,266
KT Corp.	149,855	3,728,932
LG Uplus Corp.	460,835	3,634,743
Ooredoo QSC	339,274	1,006,637
PT Telkom Indonesia Persero Tbk	13,513,483	3,303,220
Saudi Telecom Co.	583,548	6,192,316
		19,214,114
Entertainment - 0.8%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares) (a)	989,686	3,364,920
Bilibili, Inc. Class Z (a)	12,000	181,323
FriendTimes, Inc.	125,932	12,043
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	57,917	3,332,750
Gravity Co. Ltd. ADR (a)	279	20,872
IGG, Inc. (a)	421,000	197,553
International Games Systems Co. Ltd.	417,056	7,526,197
iQIYI, Inc. ADR (a)	289,807	1,460,627
JYP Entertainment Corp.	61,093	5,173,641
Kingnet Network Co. Ltd. (A Shares) (a)	1,228,500	2,562,319
Kingsoft Corp. Ltd.	236,200	942,710
Mgame Corp. (a)	34,930	180,329
NetDragon WebSoft, Inc.	85,000	164,963
NetEase, Inc.	794,900	16,468,311
NetEase, Inc. ADR	122,562	12,682,716
Nexon Games Co. Ltd. (a)	42,395	563,170
Perfect World Co. Ltd. (A Shares)	1,038,355	1,978,337
Sea Ltd. ADR (a)	33,929	1,276,748
Tencent Music Entertainment Group ADR (a)	357,612	2,438,914
UserJoy Technology Co. Ltd.	19,950	48,274
		60,576,717
Interactive Media & Services - 3.5%
Autohome, Inc. ADR Class A	121,347	3,506,928
Baidu, Inc.:
Class A (a)	390,006	6,965,211
sponsored ADR (a)	44,286	6,325,369
Focus Technology Co. Ltd. (A Shares)	46,100	215,040
Hello Group, Inc. ADR	133,109	1,148,731
JOYY, Inc. ADR	36,090	1,238,609
NAVER Corp.	76,726	12,421,723
Tencent Holdings Ltd.	5,119,592	212,157,770
Weibo Corp. sponsored ADR	39,681	511,885
Yandex NV:
Class A (a)(b)	99,306	1,191,672
Series A (a)(b)	503,691	5,278,682
		250,961,620
Media - 0.2%
Arabian Contracting Services Co.	94,241	5,266,531
Changjiang Publishing & Media Co. Ltd. (A Shares)	303,860	349,955
Cheil Worldwide, Inc.	5,436	77,340
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	1,812,741	3,164,059
Focus Media Information Technology Co. Ltd. (A Shares)	5,408,800	5,737,515
Jagran Prakashan Ltd.	30,888	40,258
Korea Business News Co. Ltd.	6,677	32,001
LG HelloVision Co. Ltd.	10,601	31,885
Media Prima Bhd	336,800	32,301
Navneet Education Ltd.	28,567	53,311
Shandong Publishing & Media Co. Ltd. (A Shares)	1,516,200	1,986,411
Wasu Media Holding Co. Ltd. (A Shares)	332,600	398,175
Woongjin Holdings Co. Ltd.	19,424	35,992
		17,205,734
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV Series L	2,578,523	2,427,219
Bharti Airtel Ltd.	1,213,395	12,563,856
Etihad Etisalat Co.	312,261	3,758,971
Far EasTone Telecommunications Co. Ltd.	245,000	542,855
Mobile Telecommunication Co.	388,660	643,038
Mobile Telecommunications Co. Saudi Arabia	425,380	1,531,103
MTN Group Ltd.	1,974,069	12,577,177
TIM SA	1,115,933	3,247,260
Vodafone Qatar QSC (a)	93,166	47,351
		37,338,830
TOTAL COMMUNICATION SERVICES		385,297,015
CONSUMER DISCRETIONARY - 9.3%
Automobile Components - 0.2%
Ajin Industrial Co. Ltd. (a)	75,616	259,394
CEAT Ltd.	10,604	288,865
Chongqing Zongshe Power Machinery Co. Ltd. (A Shares)	731,800	680,500
FIEM Industries Ltd.	6,009	138,333
Fuyao Glass Industries Group Co. Ltd. (A Shares)	1,314,700	6,882,440
Hankook Tire Co. Ltd.	20,143	589,126
HDC Hyundai Engineering Plastics Co. Ltd.	9,827	30,855
Hwa Shin Co. Ltd.	32,204	315,741
JK Tyre & Industries Ltd.	32,078	105,143
MAHLE Metal Leve SA	47,165	456,502
Sandhar Technologies Ltd.	11,178	52,579
Sejong Industrial Co. Ltd.	11,274	57,863
Seoyon Co. Ltd.	15,754	90,725
Shenzhen Kedali Industry Co. Ltd.	283,990	4,552,776
Somboon Advance Technology PCL NVDR unit	71,100	38,578
Tianneng Power International Ltd.	511,826	545,610
Yoosung Enterprise Co. Ltd.	12,624	29,013
		15,114,043
Automobiles - 1.4%
Bajaj Auto Ltd.	128,742	7,181,631
Brilliance China Automotive Holdings Ltd.	1,904,000	774,482
BYD Co. Ltd. (H Shares)	612,183	19,229,083
Dongfeng Motor Group Co. Ltd. (H Shares)	1,226,000	450,232
Eicher Motors Ltd.	37,661	1,519,288
Guangzhou Automobile Group Co. Ltd. (H Shares)	10,922,742	5,752,220
Hyundai Motor Co. Ltd.	112,914	16,115,779
Kia Corp.	277,560	16,801,313
Li Auto, Inc.:
ADR (a)	430,430	17,927,410
Class A (a)	16,400	341,446
Loncin Motor Co. Ltd.	2,186,900	1,626,878
Mahindra & Mahindra Ltd.	641,662	12,221,971
Maruti Suzuki India Ltd.	18,137	2,193,686
Tata Motors Ltd.	262,420	1,906,845
UMW Holdings Bhd	40,100	41,223
		104,083,487
Broadline Retail - 3.7%
Alibaba Group Holding Ltd. (a)	9,785,204	113,568,505
Alibaba Group Holding Ltd. sponsored ADR (a)	313,999	29,170,507
JD.com, Inc.:
Class A	1,165,022	19,348,807
sponsored ADR	215,839	7,168,013
MercadoLibre, Inc. (a)	9,147	12,552,977
MINISO Group Holding Ltd. ADR	155,427	4,025,559
Naspers Ltd. Class N	110,086	18,752,744
Ozon Holdings PLC ADR (a)(b)(c)	52,200	542,880
PDD Holdings, Inc. ADR (a)	428,758	42,434,179
Pepco Group NV (a)	629,189	4,935,055
Prosus NV	29,343	2,023,916
PT Mitra Adiperkasa Tbk	6,036,308	766,924
Savezon I&C Corp.	11,337	22,932
Vipshop Holdings Ltd. ADR (a)	749,745	11,838,474
Woolworths Holdings Ltd.	384,279	1,509,442
		268,660,914
Distributors - 0.0%
Xinhua Winshare Publishing and Media Co. Ltd.	18,795	14,044
Diversified Consumer Services - 0.2%
Human Soft Holding Co. KSCC	32,403	339,220
Multicampus Co. Ltd.	955	23,498
New Oriental Education & Technology Group, Inc. (a)	589,500	3,198,190
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	243,967	13,232,770
TAL Education Group ADR (a)	37,036	261,104
Visang Education, Inc.	8,025	27,559
		17,082,341
Hotels, Restaurants & Leisure - 2.1%
Americana Restaurants International PLC	4,752,425	5,739,934
AmRest Holdings NV (a)	6,459	42,974
Arcos Dorados Holdings, Inc. Class A	71,348	704,205
Atour Lifestyle Holdings Ltd. ADR (c)	64,929	1,260,921
DOUBLEUGAMES Co. Ltd.	3,485	112,316
EIH Associated Hotels	4,034	23,867
Famous Brands Ltd.	971	3,095
Gourmet Master Co. Ltd.	44,000	156,043
H World Group Ltd. ADR (a)	176,735	7,118,886
HJ Magnolia Yongpyong Hotel & Resort Corp. (a)	9,677	23,993
Jiumaojiu International Holdings Ltd. (d)	1,511,000	2,423,812
Jollibee Food Corp.	673,240	2,817,550
La Kaffa International Co. Ltd.	44,000	168,471
Las Vegas Sands Corp.	107,483	5,896,517
Leejam Sports Co. JSC	21,416	874,763
MakeMyTrip Ltd. (a)	46,773	1,855,017
Meituan Class B (a)(d)	3,243,046	53,669,672
Minor International PCL NVDR	362,400	344,108
MK Restaurants Group PCL NVDR unit	29,200	39,609
OPAP SA	40,266	680,261
Sands China Ltd. (a)	621,600	2,104,405
Shangri-La Asia Ltd. (a)	5,578,000	3,812,388
Tongcheng Travel Holdings Ltd. (a)	1,732,800	3,884,374
TravelSky Technology Ltd. (H Shares)	79,000	141,634
Trip.com Group Ltd. (a)	4,000	157,544
Trip.com Group Ltd. ADR (a)	634,550	24,944,161
Wonderla Holidays Ltd.	9,374	71,702
Wowprime Corp.	238,000	2,076,515
Yum China Holdings, Inc.	515,446	27,674,296
Yum China Holdings, Inc. (Hong Kong)	86,286	4,599,074
Zomato Ltd. (a)	491,201	579,633
		154,001,740
Household Durables - 0.7%
Cury Construtora e Incorporado SA	9,100	29,972
Daewon Co. Ltd.	1,576	7,137
Guangdong Homa Appliances Co. Ltd. (A Shares) (a)	141,700	151,678
Haier Smart Home Co. Ltd.	1,425,066	4,413,829
Haier Smart Home Co. Ltd. (A Shares)	4,328,141	14,018,005
Hisense Home Appliances Group Co. Ltd. (H Shares)	75,000	197,964
La Opala RG Ltd.	10,026	53,136
LG Electronics, Inc.	109,811	8,163,832
Midea Group Co. Ltd. (A Shares)	2,400,067	18,684,473
Skyworth Group Ltd.	2,109,457	771,981
TCL Electronics Holdings Ltd.	591,000	231,355
Vatti Corp. Ltd. (A Shares)	856,200	698,279
Viomi Technology Co. Ltd. ADR Class A (a)	71,922	61,278
		47,482,919
Leisure Products - 0.0%
CoCreation Grass Co. Ltd. (A Shares)	205,400	653,366
Goodbaby International Holdings Ltd. (a)	96	7
Xiamen Comfort Science & Technology Group Co. Ltd. (A Shares)	371,000	402,236
		1,055,609
Specialty Retail - 0.3%
Bermaz Auto Bhd	80,700	38,959
China Harmony Auto Holding Ltd.	514,500	53,796
China Tourism Group Duty Free Corp. Ltd. (H Shares) (d)	109,100	1,464,896
Dogus Otomotiv Servis ve Ticaret A/S	120,532	1,287,407
Fawaz Abdulaziz Al Hokair & Co. (a)	38,594	217,530
Foschini Group Ltd./The	425,378	2,352,925
Grand Baoxin Auto Group Ltd. (a)	235,000	7,012
HLA Group Corp. Ltd. (A Shares)	447,700	465,040
Index Living Mall PCL NVDR	230,500	146,788
Jumbo SA	20,010	618,823
Lewis Group Ltd.	11,913	23,416
LOTTE Hi-Mart Co. Ltd.	125	933
Motus Holdings Ltd.	79,673	428,002
Pou Sheng International (Holdings) Ltd.	265,273	22,325
Shan-Loong Transportation Co. Ltd.	32,000	30,983
SSI Group, Inc.	136,000	7,253
Truworths International Ltd.	196,174	752,702
Zhongsheng Group Holdings Ltd. Class H	3,165,500	9,647,038
		17,565,828
Textiles, Apparel & Luxury Goods - 0.7%
Anta Sports Products Ltd.	475,000	5,351,234
Arezzo Industria e Comercio SA	176,436	2,517,893
Arvind Mills Ltd.	81,229	172,800
Baoxiniao Holding Co. Ltd. (A Shares)	1,493,200	1,326,813
Cabbeen Fashion Ltd.	79,891	7,742
CECEP COSTIN New Materials Group Ltd. (a)(b)	741,000	1
Century Enka Ltd.	5,958	30,838
ECLAT Textile Co. Ltd.	460,000	7,348,335
GHCL Textiles Ltd.	29,260	27,010
Kddl Ltd.	299	6,842
Kewal Kiran Clothing Ltd.	12,217	101,528
LF Corp.	5,316	58,500
Li Ning Co. Ltd.	3,253,879	15,372,461
Pou Chen Corp.	1,287,000	1,155,202
Sabina Public Co. Ltd. NVDR	10,600	8,022
Safari Industries India Ltd.	4,234	188,619
Samsonite International SA (a)(d)	1,068,000	3,574,821
Shenzhou International Group Holdings Ltd.	1,202,100	12,339,292
Sutlej Textiles & Industries Ltd.	10,634	7,361
Titan Co. Ltd.	33,576	1,260,253
Vardhman Textiles Ltd. (a)	19,291	91,721
Weiqiao Textile Co. Ltd. (H Shares) (a)	121,056	17,289
Welspun India Ltd.	65,932	99,524
Youngone Corp.	27,746	1,124,570
Zhejiang Semir Garment Co. Ltd. (A Shares)	948,000	797,961
		52,986,632
TOTAL CONSUMER DISCRETIONARY		678,047,557
CONSUMER STAPLES - 3.7%
Beverages - 1.4%
Ambev SA	1,202,558	3,360,912
Anadolu Efes Biracilik Ve Malt Sanayii A/S	8,132	32,838
Arca Continental S.A.B. de CV	43,243	421,005
Becle S.A.B. de CV	515,671	1,392,422
Budweiser Brewing Co. APAC Ltd. (d)	4,967,200	10,767,487
China Resources Beer Holdings Co. Ltd.	334,000	1,963,366
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	14,942	1,266,185
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	222,125	24,993,505
Fraser & Neave Holdings Bhd	2,200	12,091
Haad Thip Co. Ltd. NVDR	97,000	103,184
Heineken Malaysia Bhd	6,000	30,776
Heineken NV (Bearer)	14,201	1,380,485
Kweichow Moutai Co. Ltd. (A Shares)	119,724	30,463,535
Nongfu Spring Co. Ltd. (H Shares) (d)	402,000	2,258,009
Power Root Bhd	59,000	27,211
Tsingtao Brewery Co. Ltd. (H Shares)	551,000	4,591,462
Varun Beverages Ltd.	267,712	2,911,475
Wuliangye Yibin Co. Ltd. (A Shares)	802,383	17,234,071
		103,210,019
Consumer Staples Distribution & Retail - 1.3%
Abdullah Al Othaim Markets Co.	16,430	63,781
AEON Co. (M) Bhd	272,600	62,275
Al-Dawaa Medical Services Co.	9,758	248,721
Bid Corp. Ltd.	308,973	6,950,543
CarrefourSA Carrefour Sabanci Ticaret Merkezi A/S (a)	9,671	31,905
Clicks Group Ltd.	294,796	4,269,352
CP ALL PCL (For. Reg.)	1,138,610	2,121,634
Jeronimo Martins SGPS SA	133,102	3,391,735
Magnit OJSC (b)	45,493	907
Migros Turk Ticaret A/S	224,035	2,908,571
Nahdi Medical Co.	110,138	4,457,614
PT Sumber Alfaria Trijaya Tbk	9,855,200	1,876,565
PUREGOLD Price Club, Inc.	8,136,900	4,008,821
Raia Drogasil SA	4,241,078	23,534,662
Sendas Distribuidora SA	2,036,000	4,773,369
Shoprite Holdings Ltd.	958,958	13,396,976
Sok Marketler Ticaret A/S	522,885	1,216,205
Wal-Mart de Mexico SA de CV Series V	4,389,508	17,292,352
X5 Retail Group NV GDR (Reg. S) (a)(b)	10,262	103,441
Yifeng Pharmacy Chain Co. Ltd.	1,032,329	5,057,222
		95,766,651
Food Products - 0.6%
AVI Ltd.	360,936	1,386,407
Bombay Burmah Trading Co.	4,995	60,262
Brasilagro Coia Brasileira de	40,800	196,006
Chacha Food Co. Ltd. (A Shares)	509,980	2,321,971
Cheng de Lolo Co. Ltd. Class A	20,900	24,646
China Mengniu Dairy Co. Ltd.	5,921,496	19,933,756
Dhampur Bio Organics Ltd.	28,099	56,124
Dhampur Sugar Mills Ltd.	42,112	129,198
Dwarikesh Sugar Industries Ltd.	32,054	34,627
Gruma S.A.B. de CV Series B	467,705	7,807,564
Indofood Sukses Makmur Tbk PT	3,264,300	1,521,768
JBS SA	623,882	2,318,117
Kaveri Seed Co. Ltd.	17,362	114,729
Maeil Dairies Co. Ltd.	702	23,631
Minerva SA	238,200	404,051
Nestle India Ltd.	4,143	1,101,319
NongShim Co. Ltd.	2,293	793,515
PT Indofood CBP Sukses Makmur Tbk	1,286,900	946,374
PT Mayora Indah Tbk	116,490	20,040
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,725,600	115,569
PT Triputra Agro Persada	990,800	37,732
Saudi Dairy & Foodstuffs Co.	505	43,086
SKM Egg Products Export Ltd.	9,149	53,555
SLC Agricola SA	118,403	961,656
The National Agriculture Development Co. (a)	25,343	330,415
Three-A Resources Bhd	93,000	16,435
Uni-President China Holdings Ltd.	105,000	77,655
Uni-President Enterprises Corp.	1,523,000	3,379,346
Universal Robina Corp.	813,450	1,604,492
Xiangpiaopiao Food Co. Ltd.	74,605	173,284
		45,987,330
Household Products - 0.0%
Kimberly-Clark de Mexico SA de CV Series A	445,500	1,002,280
Opple Lighting Co. Ltd. (A Shares)	87,400	258,148
		1,260,428
Personal Care Products - 0.2%
Able C&C Ltd. (a)	5,949	36,280
Colgate-Palmolive Ltd.	52,324	1,228,586
Emami Ltd.	35,733	226,621
Gillette India Ltd.	254	17,121
Hindustan Unilever Ltd.	186,964	5,662,634
LG H & H Co. Ltd.	3,860	1,353,272
Natura & Co. Holding SA	649,000	1,989,443
Procter & Gamble Hygiene & Hea	182	35,112
		10,549,069
Tobacco - 0.2%
Godfrey Phillips India Ltd.	5,107	132,831
ITC Ltd.	3,080,127	16,374,542
PT Gudang Garam Tbk	229,700	362,724
		16,870,097
TOTAL CONSUMER STAPLES		273,643,594
ENERGY - 1.8%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd. (H Shares)	664,000	752,703
Deep Industries Ltd.	26,757	79,453
		832,156
Oil, Gas & Consumable Fuels - 1.8%
3R Petroleum Oleo e Gas SA (a)	10,283	68,359
Adnoc Gas PLC	2,506,300	2,347,311
Bangchak Corp. PCL:
(For. Reg.)	560,500	620,243
NVDR	174,200	192,768
Bharat Petroleum Corp. Ltd.	196,546	809,262
Chennai Petroleum Corp. Ltd.	22,307	113,181
China Coal Energy Co. Ltd. (H Shares)	2,291,000	1,562,905
China Merchants Energy Shipping Co. Ltd. (A Shares)	2,591,560	2,102,852
China Petroleum & Chemical Corp. (H Shares)	6,278,000	3,674,411
Coal India Ltd.	2,702,039	7,515,501
Esso Thailand PCL NVDR	1,042,600	291,782
Exxaro Resources Ltd.	166,842	1,482,716
Gazprom OAO (b)	1,235,592	125,481
Gazprom OAO sponsored ADR (Reg. S) (a)(b)	968,777	221,307
Hindustan Petroleum Corp. Ltd. (a)	398,578	1,195,595
Indian Oil Corp. Ltd.	1,864,316	2,008,359
Lanna Resources PCL NVDR	81,200	39,652
LUKOIL PJSC (b)	165,638	49,757
LUKOIL PJSC sponsored ADR (a)(b)	220,355	62,336
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	210,073	1,590,307
Oil & Natural Gas Corp. Ltd.	2,024,815	4,263,369
Oil India Ltd.	77,714	256,605
OMV AG	43,352	2,010,564
Orlen SA	71,998	1,100,292
PetroChina Co. Ltd. (H Shares)	29,080,000	20,987,689
Petronet LNG Ltd.	111,563	290,408
Prio SA (a)	2,079,784	19,495,678
PT Adaro Energy Indonesia Tbk	47,674,300	8,357,871
PT Baramulti Suksessarana Tbk	28,475	7,628
PT Bukit Asam Tbk	5,256,626	987,127
PT Indika Energy Tbk	1,227,841	161,240
PT Indo Tambangraya Megah Tbk	614,200	1,166,496
PT TBS Energi Utama Tbk	536,600	12,402
PT United Tractors Tbk	1,466,500	2,503,546
PTT Exploration and Production PCL NVDR	190,100	860,451
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	147,901	150,623
Reliance Industries Ltd.	1,050,795	30,580,048
Rosneft Oil Co. OJSC (b)	634,013	102,906
Saudi Arabian Oil Co. (d)	578,508	5,383,048
Susco Public Co. Ltd. NVDR unit	49,300	5,603
Tatneft PAO sponsored ADR (a)(b)	28,136	25,979
TotalEnergies SE	34,653	2,173,744
Vista Energy S.A.B. de CV ADR (a)	44,929	1,204,097
YPF SA Class D sponsored ADR (a)	57,222	826,286
		128,987,785
TOTAL ENERGY		129,819,941
FINANCIALS - 11.4%
Banks - 8.0%
Absa Group Ltd.	1,593,256	15,379,118
Agricultural Bank of China Ltd. (H Shares)	18,412,980	6,315,826
Al Rajhi Bank	901,425	17,352,428
Alinma Bank	720,681	7,090,272
Alliance Bank Malaysia Bhd	59,900	44,538
Arab National Bank	725	4,987
Axis Bank Ltd.	3,237,748	38,108,607
Axis Bank Ltd. sponsored GDR (Reg. S)	81,179	4,773,325
Banco de Chile	20,342,743	2,219,039
Banco do Brasil SA	1,149,359	10,931,798
Banco Santander Chile sponsored ADR	245,385	4,694,215
Bangkok Bank PCL:
(For. Reg.)	1,306,585	6,324,442
NVDR	1,559,100	7,546,725
Bank of Baroda	1,357,189	3,070,961
Bank of China Ltd. (H Shares)	6,205,000	2,102,981
Bank of Communications Co. Ltd. (H Shares)	1,827,703	1,046,419
Bank Polska Kasa Opieki SA	124,756	3,262,761
BDO Unibank, Inc.	1,308,626	3,218,994
BNK Financial Group, Inc.	85,128	438,196
Capitec Bank Holdings Ltd.	258,714	21,709,509
China CITIC Bank Corp. Ltd. (H Shares)	4,853,000	2,159,680
China Construction Bank Corp. (H Shares)	47,089,871	25,195,477
China Merchants Bank Co. Ltd. (H Shares)	2,769,000	10,945,571
China Minsheng Banking Corp. Ltd. (H Shares)	1,024,000	329,044
Credicorp Ltd. (United States)	134,482	19,019,789
CTBC Financial Holding Co. Ltd.	5,629,000	4,213,403
Dcb Bank Ltd.	51,533	72,680
DGB Financial Group Co. Ltd.	53,351	302,006
Emirates NBD Bank PJSC (a)	296,459	1,319,658
Eurobank Ergasias Services and Holdings SA (a)	1,888,361	3,282,374
First Abu Dhabi Bank PJSC	574,940	2,141,350
Grupo Financiero Banorte S.A.B. de CV Series O	4,183,171	35,432,014
Gulf Bank	499,480	408,334
Hana Financial Group, Inc.	290,218	8,663,289
HDFC Bank Ltd. (a)	3,446,428	65,321,971
HDFC Bank Ltd. sponsored ADR	114,443	7,130,943
Hong Leong Credit Bhd	3,000	11,780
ICICI Bank Ltd.	2,911,345	33,639,552
ICICI Bank Ltd. sponsored ADR	894,875	20,734,254
Indian Bank	69,287	317,200
Industrial & Commercial Bank of China Ltd. (H Shares)	38,958,970	17,861,808
Itausa-Investimentos Itau SA rights 9/22/23 (a)	560	313
KB Financial Group, Inc.	339,144	13,782,441
Kotak Mahindra Bank Ltd.	174,471	3,709,979
Krung Thai Bank PCL:
(For. Reg.)	2,078,800	1,145,737
NVDR	3,506,600	1,932,673
National Bank of Greece SA (a)	3,964,485	26,971,232
Nova Ljubljanska banka d.d. GDR	358,945	6,013,480
Nu Holdings Ltd. (a)	513,000	3,514,050
OTP Bank PLC	403,925	16,500,950
Piraeus Financial Holdings SA (a)	580,902	2,010,644
Powszechna Kasa Oszczednosci Bank SA	227,996	2,064,050
PT Bank Central Asia Tbk	42,795,444	25,781,234
PT Bank Danamon Indonesia Tbk Series A	355,601	68,412
PT Bank Mandiri (Persero) Tbk	15,437,824	6,107,215
PT Bank Negara Indonesia (Persero) Tbk	3,982,200	2,398,994
PT Bank Rakyat Indonesia (Persero) Tbk	33,297,221	12,133,918
Qatar National Bank SAQ (a)	1,023,408	4,386,034
Saudi Awwal Bank	77,053	736,499
Sberbank of Russia (b)	2,908,251	17,354
Sberbank of Russia:
(RTSX) (b)	328,709	1,961
sponsored ADR (a)(b)	1,288,149	22,929
SCB X PCL:
(For. Reg.)	1,033,200	3,481,619
NVDR	124,400	419,196
Sharjah Islamic Bank	49,446	33,790
Shinhan Financial Group Co. Ltd.	186,517	4,998,182
Standard Bank Group Ltd.	439,613	4,497,624
State Bank of India	228,469	1,550,619
TCS Group Holding PLC GDR (a)(b)	56,354	676,248
The Karnataka Bank Ltd.	396,111	1,058,887
The Karur Vysya Bank Ltd.	528,830	777,168
The Saudi National Bank	1,820,106	17,348,670
Union Bank of India Ltd.	898,780	933,449
Woori Financial Group, Inc.	124,823	1,122,066
		580,334,935
Capital Markets - 0.6%
Alexander Forbes Group Holdings Ltd.	888	273
B3 SA - Brasil Bolsa Balcao	2,263,800	5,910,872
Banco BTG Pactual SA unit	1,662,158	10,898,571
Bursa Malaysia Bhd	88,200	131,159
China Galaxy Securities Co. Ltd. (H Shares)	2,619,000	1,409,294
Daishin Securities Co. Ltd.	3,234	35,149
East Money Information Co. Ltd. (A Shares)	91,262	199,526
HDFC Asset Management Co. Ltd. (d)	65,051	1,985,280
Hong Kong Exchanges and Clearing Ltd.	214,200	8,303,225
IIFL Securities Ltd.	31,762	30,875
Kiwoom Securities Co. Ltd.	7,743	603,701
Korea Investment Holdings Co. Ltd.	16,726	656,459
Motilal Oswal Financial Services Ltd.	2,593	28,841
Nahar Capital & Finance Services Ltd.	1,596	5,536
Noah Holdings Ltd. sponsored ADR (c)	30,266	421,000
Prudent Corporate Advisory Services Ltd.	1,292	16,824
Samsung Securities Co. Ltd.	28,763	810,843
VLS Finance Ltd.	24,557	63,033
XP, Inc. Class A	378,637	9,594,662
		41,105,123
Consumer Finance - 0.3%
Bajaj Finance Ltd.	67,864	5,877,308
FinVolution Group ADR	144,801	726,901
Fusion Micro Finance Ltd.	10,485	79,896
Gentera S.A.B. de CV	3,069,835	3,761,113
Kaspi.KZ JSC GDR (Reg. S)	58,996	6,005,793
Manappuram General Finance & Leasing Ltd.	654,076	1,222,593
Muthoot Finance Ltd.	46,137	703,047
Qifu Technology, Inc. ADR	93,678	1,592,526
Repco Home Finance Ltd.	17,748	83,258
Shriram Transport Finance Co. Ltd.	79,738	1,859,020
Ujjivan Financial Services Ltd.	44,080	258,907
		22,170,362
Financial Services - 0.6%
Chailease Holding Co. Ltd.	3,804,930	21,196,217
FirstRand Ltd.	3,298,980	12,822,088
Jio Financial Services Ltd.	898,661	2,537,037
Power Finance Corp. Ltd.	776,960	2,444,275
REC Ltd.	1,346,082	3,883,980
Yuanta Financial Holding Co. Ltd.	1,115,642	854,335
		43,737,932
Insurance - 1.9%
AIA Group Ltd.	4,239,584	38,360,858
Caixa Seguridade Participacoes	62,300	135,871
Cathay Financial Holding Co. Ltd.	2,830,286	4,050,499
China Life Insurance Co. Ltd. (H Shares)	15,340,559	23,277,800
China Pacific Insurance (Group) Co. Ltd. (H Shares)	6,429,400	14,724,161
China Taiping Insurance Group Ltd.	1,756,234	1,849,764
Db Insurance Co. Ltd.	30,189	1,861,585
Hanwha Life Insurance Co. Ltd. (a)	130,319	247,376
HDFC Standard Life Insurance Co. Ltd. (d)	1,588,309	12,381,419
Hyundai Fire & Marine Insurance Co. Ltd.	33,666	768,650
Momentum Metropolitan Holdings	150,789	160,730
New China Life Insurance Co. Ltd. (H Shares)	290,200	726,763
Old Mutual Ltd.	527,907	354,733
OUTsurance Group Ltd.	254,415	538,872
PICC Property & Casualty Co. Ltd. (H Shares)	5,906,000	6,792,877
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,578,055	15,435,198
Powszechny Zaklad Ubezpieczen SA	1,031,008	10,328,323
PT Panin Financial Tbk	2,868,938	55,005
Samsung Fire & Marine Insurance Co. Ltd.	45,551	8,474,749
Samsung Life Insurance Co. Ltd.	18,155	926,307
Tong Yang Life Insurance Co. Ltd. (a)	6,771	22,563
		141,474,103
TOTAL FINANCIALS		828,822,455
HEALTH CARE - 1.6%
Biotechnology - 0.2%
BeiGene Ltd. ADR (a)	48,776	10,123,459
Innovent Biologics, Inc. (a)(d)	788,500	3,529,089
		13,652,548
Health Care Equipment & Supplies - 0.1%
Cofoe Medical Technology Co. Ltd. (A Shares)	69,310	366,847
Edan Instruments, Inc. (A Shares)	307,100	470,031
Peijia Medical Ltd. (a)(d)	738,000	683,198
Poly Medicure Ltd.	7,797	138,067
Rayence Co. Ltd.	12,372	94,500
Shanghai Kindly Enterprise Development Group Co. Ltd. (A Shares)	384,500	525,990
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	190,825	7,097,922
Xiangyu Medical Co. Ltd. (A Shares)	67,261	378,334
		9,754,889
Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	96,323	5,606,466
Bangkok Dusit Medical Services PCL:
(For. Reg.)	1,478,200	1,181,969
NVDR	1,260,200	1,007,656
Bumrungrad Hospital PCL:
(For. Reg.)	239,200	1,769,195
NVDR	79,400	587,266
Dr Sulaiman Al Habib Medical Services Group Co.	17,180	1,113,071
Ekachai Medical Care PCL NVDR	585,070	135,334
Hapvida Participacoes e Investimentos SA (a)(d)	12,391,352	10,659,658
Indraprastha Medical Corp. Ltd.	22,405	48,773
Max Healthcare Institute Ltd.	91,875	654,881
Netcare Ltd.	5,879,466	4,122,008
Rede D'Oregon Sao Luiz SA (d)	453,061	2,622,092
Shalby Ltd.	6,366	18,734
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	451,900	743,337
Sinopharm Group Co. Ltd. (H Shares)	495,200	1,436,534
		31,706,974
Health Care Technology - 0.0%
Medlive Technology Co. Ltd. (d)	159,500	142,368
Life Sciences Tools & Services - 0.2%
WuXi AppTec Co. Ltd. (H Shares) (d)	206,696	2,264,014
Wuxi Biologics (Cayman), Inc. (a)(d)	1,977,037	11,145,753
		13,409,767
Pharmaceuticals - 0.6%
Alembic Pharmaceuticals Ltd.	18,248	171,361
Aspen Pharmacare Holdings Ltd.	305,882	2,789,138
Aurobindo Pharma Ltd.	200,529	2,012,331
Bora Pharmaceuticals Co. Ltd.	20,266	454,765
Caplin Point Laboratories Ltd.	16,529	211,155
China Resources Pharmaceutical Group Ltd. (d)	1,015,500	678,524
Dr. Reddy's Laboratories Ltd.	27,087	1,833,989
Glenmark Life Sciences Ltd.	14,763	113,458
Glenmark Pharmaceuticals Ltd.	72,974	676,585
Hansoh Pharmaceutical Group Co. Ltd. (d)	5,468,000	7,111,848
Hypera SA	301,800	2,376,224
Jiangsu Jibeier Pharmaceutical Co. Ltd. (A Shares)	73,507	274,632
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	80,600	201,754
JW Holdings Corp.	10,771	34,795
Lotus Pharmaceutical Co. Ltd.	193,000	1,535,496
Mankind Pharma Ltd.	116,000	2,528,563
Natco Pharma Ltd.	37,198	410,907
Neuland Laboratories Ltd.	3,097	145,263
Richter Gedeon PLC	846,027	21,232,519
Tasly Pharmaceutical Group Co. Ltd. (A Shares)	392,000	750,642
Youcare Pharmaceutical Group Co. Ltd. (A Shares)	32,379	75,251
Zydus Lifesciences Ltd.	51,101	386,673
		46,005,873
TOTAL HEALTH CARE		114,672,419
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.5%
Bharat Electronics Ltd.	716,468	1,153,839
Embraer SA (a)	627,269	2,468,770
Hanwha Aerospace Co. Ltd.	44,660	3,849,433
Hindustan Aeronautics Ltd.	287,867	13,574,817
Korea Aerospace Industries Ltd.	339,786	12,976,811
Mazagon Dock Shipbuilders Ltd.	46,043	1,029,278
		35,052,948
Air Freight & Logistics - 0.2%
Dimerco Express Corp.	179,558	432,229
Hyundai Glovis Co. Ltd.	17,418	2,267,772
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	226,086	2,564,894
SF Holding Co. Ltd. (A Shares)	347,791	2,083,244
Transport Corp. of India Ltd.	11,277	110,541
ZTO Express, Inc. sponsored ADR	161,217	4,052,995
		11,511,675
Building Products - 0.1%
Bawan Co.	56,000	524,069
Beijing New Building Materials PLC (A Shares)	157,593	649,143
Cera Sanitaryware Ltd.	3,493	401,509
China Liansu Group Holdings Ltd.	83,000	45,721
Ege Profil Ticaret ve Sanayi A/S	9,918	49,590
KCC Glass Corp.	1,282	40,494
LX Hausys Ltd.	1,397	53,986
Prince Pipes & Fittings Ltd.	12,590	109,058
PT Mulia Industrindo Tbk	3,988,500	114,182
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	761,209	2,119,349
		4,107,101
Commercial Services & Supplies - 0.0%
Ion Exchange (INDIA) Ltd.	15,350	105,201
L&K Engineering Co. Ltd.	59,000	171,651
Radiant Cash Management Services Ltd.	49,853	58,075
S1 Corp.	2,980	125,505
		460,432
Construction & Engineering - 0.5%
Ahluwalia Contracts (India) Ltd.	6,288	55,209
Budimex SA	65	7,090
China Railway Group Ltd. (H Shares)	4,557,993	2,411,990
China State Construction International Holdings Ltd.	434,000	483,123
Daewoo Engineering & Construction Co. Ltd. (a)	167,640	582,033
Dl Construction Co. Ltd.	829	7,465
DL E&C Co. Ltd.	20,982	490,931
Hyundai Engineering & Construction Co. Ltd.	22,127	592,875
ITD Cementation India Ltd.	215,032	565,076
Kumhoe&C Co. Ltd.	7,308	29,399
Larsen & Toubro Ltd.	680,394	22,233,222
Metallurgical Corp. China Ltd. (H Shares)	4,236,882	923,839
Orascom Construction PLC	1,460	5,462
Power Mech Projects Ltd.	2,662	136,001
Samsung Engineering Co. Ltd. (a)	54,556	1,400,017
Shanghai Pudong Construction Co. Ltd. (A Shares)	1,159,658	1,087,951
Sinopec Engineering Group Co. Ltd. (H Shares)	574,738	266,030
Voltas Ltd.	441,387	4,642,297
Welspun Enterprises Ltd.	46,513	156,422
		36,076,432
Electrical Equipment - 0.7%
ABB India Ltd.	21,802	1,154,963
Bharat Heavy Electricals Ltd.	5,568,600	8,163,415
Cg Power & Industrial Soluti	161,725	839,523
China High Speed Transmission Equipment Group Co. Ltd. (a)	378	123
Contemporary Amperex Technology Co. Ltd.	682,632	22,245,480
CyberPower Systems, Inc.	55,650	411,310
DONGYANG E&P, Inc.	21,665	392,448
Elecon Engineering Co. Ltd.	41,736	445,570
Electrical Industries Co.	41,786	496,558
Harbin Electric Machinery Co. Ltd.(H Shares)	565,906	173,185
HD Hyundai Electric Co. Ltd.	12,951	688,158
Hongfa Technology Co. Ltd. (A Shares)	599,141	2,898,783
LS Corp.	17,443	1,410,011
Middle East Specialized Cables Co. (a)	16,751	76,282
NARI Technology Co. Ltd. (A Shares)	1,311,292	4,303,020
Polycab India Ltd.	18,371	1,137,904
Riyadh Cables Group Co.	26,483	547,220
Sieyuan Electric Co. Ltd. (A Shares)	337,555	2,380,000
TD Power Systems Ltd.	42,075	134,808
Triveni Turbine Ltd.	167,479	792,649
Weg SA	359,321	2,603,455
		51,294,865
Ground Transportation - 0.6%
Globaltrans Investment PLC GDR (Reg. S) (a)(b)	13,245	4,580
Localiza Rent a Car SA	2,809,931	35,889,810
PT Rmk Energy Tbk	2,594,800	136,299
United International Transportation Co.	164,165	3,221,453
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,323,915	3,130,632
		42,382,774
Industrial Conglomerates - 0.2%
Aamal Co. (a)	177,954	41,213
AK Holdings, Inc.	1,601	23,358
Alfa SA de CV Series A	467,100	308,743
Apar Industries Ltd.	2,300	139,276
Astra Industrial Group	28,377	696,062
Bidvest Group Ltd./The	50,333	759,459
CITIC Pacific Ltd.	2,512,000	2,495,232
CITIC Resources Holdings Ltd.	590,000	27,836
CJ Corp.	15,268	810,120
GS Holdings Corp.	28,871	818,246
Hanwha Corp.	49,284	929,946
Industries Qatar QSC (a)	142,329	483,293
Koc Holding A/S	330,027	1,751,399
Kolon Corp.	8,285	115,622
Multiply Group (a)	1,050,206	1,089,378
Mytilineos SA	23,136	939,277
Nava Bharat Ventures Ltd.	157,633	809,991
PT Astra International Tbk	6,588,700	2,790,356
SM Investments Corp.	51,230	753,569
Thoresen Thai Agencies PCL NVDR	685,000	121,282
		15,903,658
Machinery - 1.1%
Action Construction Equipment Ltd.	17,882	165,416
AIA Engineering Ltd.	2,974	132,867
Airtac International Group	276,279	7,977,174
China International Marine Containers Group Co. Ltd. (H Shares)	663,903	369,101
Craftsman Automation Ltd.	1,665	99,005
Doosan Bobcat, Inc.	25,469	1,034,204
DY POWER Corp.	5,260	53,358
Force Motors Ltd.	3,197	132,654
Haitian International Holdings Ltd.	44,000	94,482
Hangcha Group Co. Ltd. (A Shares)	214,000	686,913
HD Hyundai Construction Equipment Co. Ltd.	13,504	725,695
Hd Hyundai Infracore Co. Ltd.	19,930	158,397
HIWIN Technologies Corp.	1,234,490	7,942,455
Huaming Power Equipement Co. Ltd.	416,095	703,346
Hyundai Mipo Dockyard Co. Ltd. (a)	139,200	9,560,764
ISGEC Heavy Engineering Ltd.	5,093	42,808
JVM Co. Ltd.	2,148	54,960
Kirloskar Brothers Ltd.	22,844	234,656
Nova Technology Corp.	9,000	35,025
NRB Bearings Ltd.	52,129	170,329
Roto Pumps Ltd.	13,214	57,116
Sany Heavy Equipment International Holdings Co. Ltd.	93,000	145,150
Sany Heavy Industry Co. Ltd. (A Shares)	4,452,900	9,502,252
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,398,733	22,563,559
Sinoseal Holding Co. Ltd. (a)	109,497	582,568
Sinotruk Hong Kong Ltd.	6,026,559	11,173,458
SNT Energy Co. Ltd.	3,136	51,008
Techtronic Industries Co. Ltd.	545,500	5,390,763
Tega Industries Ltd.	11,269	135,621
Tian Di Science & Technology Co. Ltd. (A Shares)	1,570,000	1,137,673
Turk Traktor ve Ziraat Makinalari A/S	10,429	355,254
Weichai Power Co. Ltd.:
(A Shares) (a)	102	166
(H Shares)	158,000	205,097
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	373,730	1,529,138
		83,202,432
Marine Transportation - 0.2%
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	3,047,800	3,128,500
Danaos Corp. (c)	16,274	1,092,311
Evergreen Marine Corp. (Taiwan)	2,087,400	6,976,998
HMM Co. Ltd.	38,986	490,225
Orient Overseas International Ltd.	10,042	134,707
Pacific Basin Shipping Ltd.	9,155,000	2,486,519
PT Temas Tbk	2,278,462	26,480
Qatar Navigation QPSC	6,188	16,278
		14,352,018
Passenger Airlines - 0.1%
Air Arabia PJSC	603,829	484,970
China Airlines Ltd.	246,000	174,485
EVA Airways Corp.	1,474,000	1,457,207
InterGlobe Aviation Ltd. (a)(d)	10,064	296,288
Korean Air Lines Co. Ltd.	162,253	2,792,155
Turk Hava Yollari AO (a)	246,766	2,262,616
		7,467,721
Professional Services - 0.1%
Centre Testing International Group Co. Ltd. (A Shares)	1,130,637	3,029,528
Headhunter Group PLC ADR (a)(b)	18,283	49,762
Pony Testing International Group Co. Ltd.	603,096	1,794,619
SaraminHR Co. Ltd.	3,640	54,947
WNS Holdings Ltd. sponsored ADR (a)	34,653	2,264,574
		7,193,430
Trading Companies & Distributors - 0.1%
Asia Green Energy PCL NVDR	1,783,870	118,186
BOC Aviation Ltd. Class A (d)	548,100	4,113,013
LX International Corp.	38,006	870,608
MSTC Ltd.	41,855	197,890
Sanghvi Movers Ltd.	11,349	101,855
		5,401,552
Transportation Infrastructure - 0.0%
Cosco Shipping Ports Ltd.	149,051	91,799
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	153,165	2,814,021
Grupo Aeroportuario Norte S.A.B. de CV	54,400	629,681
		3,535,501
TOTAL INDUSTRIALS		317,942,539
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.2%
Accton Technology Corp.	532,000	7,980,918
Arcadyan Technology Corp.	164,000	764,335
BYD Electronic International Co. Ltd.	66,000	305,916
D-Link Corp.	310,000	243,715
Gemtek Technology Corp.	25,000	29,266
SerComm Corp.	400,000	1,525,280
Wistron NeWeb Corp.	303,000	1,274,268
ZTE Corp. (H Shares)	62,800	202,197
Zyxel Group Corp.	215,000	319,838
		12,645,733
Electronic Equipment, Instruments & Components - 1.3%
AAC Technology Holdings, Inc.	62,000	120,168
Alltop Technology Co. Ltd.	6,000	32,295
Chin-Poon Industrial Co. Ltd.	164,000	202,279
Chroma ATE, Inc.	214,000	1,880,551
Control Print Ltd.	3,370	31,223
Daeduck Electronics Co. Ltd.	4,988	24,546
Delta Electronics, Inc.	380,000	4,126,416
E Ink Holdings, Inc.	440,000	2,520,164
Elite Material Co. Ltd.	157,000	2,155,714
FIH Mobile Ltd. (a)	2,442,000	214,857
FLEXium Interconnect, Inc.	118,000	336,635
General Interface Solution Holding Ltd.	90,000	174,842
Gold Circuit Electronics Ltd.	453,000	3,063,789
HannStar Board Corp.	494,000	855,814
Hitevision Co. Ltd. (A Shares)	138,500	448,575
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,818,256	26,132,011
Innolux Corp.	1,035,500	469,603
Kingboard Chemical Holdings Ltd.	55,500	125,970
LG Innotek Co. Ltd.	25,699	5,237,113
Lotes Co. Ltd.	71,000	1,927,471
Nexcom International Co. Ltd.	83,000	130,766
Primax Electronics Ltd.	69,917	145,482
Samsung Electro-Mechanics Co. Ltd.	74,345	7,597,705
Samsung SDI Co. Ltd.	28,658	13,280,861
Sea Sonic Electronics Co. Ltd.	24,000	74,946
Shenzhen Laibao Hi-Tech Co. Ltd. (A Shares)	392,300	501,532
Shilchar Technologies Ltd.	1,134	44,332
Simplo Technology Co. Ltd.	123,000	1,187,035
SINBON Electronics Co. Ltd.	258,000	2,510,121
Sirtec International Co. Ltd.	1,000	868
Sunny Optical Technology Group Co. Ltd.	905,700	7,402,803
Suprema, Inc. (a)	5,353	87,472
Supreme Electronics Co. Ltd.	107,800	163,072
Tripod Technology Corp.	100,000	593,164
Unimicron Technology Corp.	649,010	3,778,406
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	479,100	973,532
Ventec International Group Co. Ltd.	36,000	107,786
WebLink International, Inc.	22,000	37,354
Xiamen Faratronic Co. Ltd. (A Shares)	60,800	951,930
Yageo Corp.	551,704	8,397,716
Zen Technologies Ltd.	13,227	134,414
		98,181,333
IT Services - 1.1%
Arabian Internet and Communications Services Co. Ltd.	43,542	4,098,043
ChinaSoft International Ltd.	210,000	139,244
Cigniti Technologies Ltd.	8,166	79,306
Digital China Holdings Ltd. (H Shares)	151,000	48,906
Elm Co.	43,185	9,786,904
Gabia, Inc.	5,261	56,942
Globant SA (a)(c)	58,217	11,903,630
HCL Technologies Ltd.	880,726	12,481,538
Infosys Ltd.	794,386	13,778,798
Infosys Ltd. sponsored ADR (c)	639,225	11,103,338
Lotte Data Communication Co.	2,071	42,048
Presight AI Holding PLC	127,135	111,801
Saksoft Ltd.	28,035	108,415
Samsung SDS Co. Ltd.	5,073	543,707
Tata Consultancy Services Ltd.	335,753	13,626,661
Wipro Ltd.	66,508	328,400
Zensar Technologies Ltd.	155,428	990,245
		79,227,926
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Analog Technology, Inc.	33,000	66,594
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	157,200	3,299,124
Advanced Process Systems Corp.	2,751	37,935
Alchip Technologies Ltd.	115,000	8,914,729
ASE Technology Holding Co. Ltd.	2,025,000	7,491,192
ASML Holding NV (Netherlands)	8,832	5,807,289
ASMPT Ltd.	367,600	3,681,930
ChipMOS TECHNOLOGIES, Inc.	216,000	259,976
Contrel Technology Co. Ltd.	122,000	67,771
Daqo New Energy Corp. ADR (a)(c)	84,651	3,129,547
DB HiTek Co. Ltd.	32,115	1,296,802
eGalax_eMPIA Technology, Inc.	309,826	590,228
eMemory Technology, Inc.	70,853	4,035,973
Eugene Technology Co. Ltd.	4,905	127,353
Everlight Electronics Co. Ltd.	73,000	105,160
Fitipower Integrated Technology, Inc.	238,000	1,071,870
Flat Glass Group Co. Ltd.	1,999,000	4,965,415
Generalplus Technology, Inc.	41,000	64,724
ITE Tech, Inc.	193,000	869,206
KC Tech Co. Ltd.	2,576	42,482
King Yuan Electronics Co. Ltd.	2,042,000	4,921,872
Lx Semicon Co. Ltd.	15,742	1,058,643
Machvision, Inc.	9,000	56,633
Macroblock, Inc.	39,000	111,995
MediaTek, Inc.	1,304,528	28,863,956
MPI Corp.	46,000	284,405
Nanya Technology Corp.	739,000	1,544,657
Novatek Microelectronics Corp.	749,000	9,391,002
Phison Electronics Corp.	28,000	372,156
Powertech Technology, Inc.	189,000	591,385
PSK, Inc.	12,113	171,421
Radiant Opto-Electronics Corp.	844,000	3,165,364
Raydium Semiconductor Corp.	53,572	541,386
Realtek Semiconductor Corp.	612,000	8,028,623
Silergy Corp.	427,000	3,846,122
Sitronix Technology Corp.	200,000	1,569,218
SK Hynix, Inc.	420,236	38,632,474
Sonix Technology Co. Ltd.	10,000	13,872
Sunplus Innovation Technology, Inc.	18,000	77,111
Taiwan Semiconductor Manufacturing Co. Ltd.	18,237,576	313,213,221
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	163,827	15,329,292
Taiwan Surface Mounting Technology Co. Ltd.	82,000	235,992
United Microelectronics Corp.	2,178,000	3,108,028
Vanguard International Semiconductor Corp.	1,046,000	2,242,155
Winbond Electronics Corp.	2,697,000	2,230,360
YoungTek Electronics Corp.	13,000	23,256
		485,549,899
Software - 0.1%
Aurionpro Solutions Ltd.	5,213	63,939
Birlasoft Ltd.	34,299	211,368
Cyient Ltd.	27,413	542,678
Genesis Technology, Inc.	24,833	53,854
Glodon Co. Ltd. (A Shares)	362,980	1,227,127
Intellect Design Arena Ltd.	15,138	134,524
KPIT Technologies Ltd.	254,305	3,615,508
Newgen Software Technologies Ltd.	5,657	58,749
Nucleus Software Exports Ltd.	29,906	363,766
Oracle Financial Services Soft	3,355	166,688
Rategain Travel Technologies Ltd. (a)	42,866	311,792
Sangfor Technologies, Inc. (a)	58,200	874,582
Tanla Solutions Ltd.	13,556	159,924
ZWSOFT Co. Ltd. Guangzhou (A Shares)	109,121	2,032,588
		9,817,087
Technology Hardware, Storage & Peripherals - 3.3%
Acer, Inc.	1,897,000	2,179,023
Asia Vital Components Co. Ltd.	189,760	1,992,114
ASUSTeK Computer, Inc.	364,000	4,598,123
Avalue Technology, Inc.	71,000	225,057
Axiomtek Co. Ltd.	43,973	125,034
Compal Electronics, Inc.	3,007,000	3,010,492
Getac Holdings Corp.	288,000	636,324
Gigabyte Technology Co. Ltd.	183,000	1,958,478
Inventec Corp.	501,000	886,809
Jess-Link Products Co. Ltd.	29,000	59,797
Lenovo Group Ltd.	9,814,000	11,100,012
Lite-On Technology Corp.	1,275,000	5,482,064
Micro-Star International Co. Ltd.	429,000	2,147,491
Pegatron Corp.	85,000	208,078
Quanta Computer, Inc.	1,344,000	10,692,778
Samsung Electronics Co. Ltd.	3,704,827	187,070,813
Wistron Corp.	938,000	3,444,308
Wiwynn Corp.	39,000	1,909,425
Xiaomi Corp. Class B (a)(d)	1,249,000	1,968,497
		239,694,717
TOTAL INFORMATION TECHNOLOGY		925,116,695
MATERIALS - 2.7%
Chemicals - 0.9%
Abou Kir Fertilizers & Chemical Industries	68,315	116,622
Aeci Ltd.	18,422	105,099
Akzo Nobel India Ltd.	2,484	82,515
Andhra Sugars Ltd.	60,735	84,042
Asian Paints Ltd.	79,950	3,147,460
Castrol India Ltd.	14,099	24,675
China BlueChemical Ltd. (H Shares)	151,629	37,703
China Risun Group Ltd. Class H	70,116	31,114
China Sanjiang Fine Chemicals Ltd. (a)	112,866	15,255
Era Co. Ltd. (A Shares)	306,400	243,133
Fufeng Group Ltd.	703,992	374,333
GHCL Ltd.	29,260	219,867
Grauer & Weil (INDIA) Ltd.	32,473	53,219
Guangdong Huate Gas Co. Ltd. (A Shares)	32,453	296,058
Gujarat State Fertilizers & Chemicals Ltd.	97,251	206,120
Hansol Chemical Co. Ltd.	17,913	2,183,498
Indorama Ventures PCL NVDR	3,431,300	2,841,656
KCC Corp.	400	65,967
Kukdong Oil & Chemicals Co. Ltd.	16,695	53,742
LG Chemical Ltd.	33,864	14,901,116
Luberef	35,758	1,395,750
NOROO Paint & Coatings Co. Ltd.	11,018	76,258
Oci Holdings Co. Ltd.	17,925	1,246,037
Panama Petrochem Ltd.	7,418	29,234
Pcbl Ltd. /India	330,339	696,347
PhosAgro PJSC (b)	18,583	1,110
PhosAgro PJSC:
GDR (Reg. S) (a)(b)	1	0
sponsored GDR (Reg. S) (a)(b)	359	7
Sabic Agriculture-Nutrients Co.	44,133	1,619,106
Satellite Chemical Co. Ltd. (A Shares)	2,075,040	4,373,711
Saudi Basic Industries Corp.	446,157	10,515,585
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	280,183	1,152,175
Solar Industries India Ltd.	113,100	6,616,061
Sree Rayalaseema Hi-Strength Hypo Ltd.	5,061	36,992
SRF Ltd.	199,378	5,680,529
Taekwang Industrial Co. Ltd.	155	70,895
Tamilnadu Petroproducts Ltd.	29,740	32,182
TGV SRAAC Ltd.	4,174	5,195
Unipar Carbocloro SA	4,950	72,280
Wanhua Chemical Group Co. Ltd. (A Shares)	282,100	3,643,397
		62,346,045
Construction Materials - 0.6%
Anhui Conch Cement Co. Ltd. (H Shares)	201,500	560,125
Asia Cement (China) Holdings Corp.	145,027	56,588
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	1,256,391	4,970,973
CEMEX S.A.B. de CV sponsored ADR (a)	1,713,381	13,655,647
China National Building Materials Co. Ltd. (H Shares)	1,408,000	716,357
JK Cement Ltd.	188,000	7,491,169
NCL Industries Ltd.	21,490	61,617
Qatar National Cement Co. QSC (a)	18,192	17,492
Qatari Investors Group QSC (a)	62,258	29,761
Shree Digvijay Cement Co. Ltd.	100,212	115,951
Siam Cement PCL (For. Reg.)	173,900	1,554,386
Tipco Asphalt NVDR	391,100	192,102
Ultratech Cement Ltd.	103,418	10,374,922
		39,797,090
Containers & Packaging - 0.0%
AGI Greenpac Ltd.	1,027	9,142
CPMC Holdings Ltd.	87,456	64,457
Klabin SA unit	469,088	2,155,964
Time Technoplast Ltd.	50,359	90,416
		2,319,979
Metals & Mining - 1.2%
African Rainbow Minerals Ltd.	104,885	994,144
Ann Joo Resources Bhd (a)	500	125
Antofagasta PLC	443,348	8,132,449
Arabian Pipes Co. (a)	11,192	237,528
Barrick Gold Corp.	614,400	9,959,424
China Zhongwang Holdings Ltd. (b)	350,800	0
Endeavour Mining PLC	43,241	894,454
First Quantum Minerals Ltd. (c)	124,873	3,354,714
Freeport-McMoRan, Inc.	120,600	4,813,146
Godawari Power & Ispat Ltd.	8,450	63,271
Gold Fields Ltd.	356,928	4,566,421
Gold Fields Ltd. sponsored ADR (c)	126,932	1,603,151
Grupo Mexico SA de CV Series B	1,630,243	7,764,701
Impala Platinum Holdings Ltd.	1,473,968	7,588,177
Indian Metals & Ferro Alloys Ltd.	6,075	28,003
Jastrzebska Spolka Weglowa SA (a)	49,616	435,464
Jiangsu Changbao Steeltube Co. Ltd. (A Shares)	472,800	418,162
Jindal Saw Ltd.	59,724	252,877
Korea Zinc Co. Ltd.	7,060	2,808,195
Kumba Iron Ore Ltd.	77,499	1,704,609
Maharashtra Seamless Ltd.	32,556	211,668
MOIL Ltd.	25,877	74,634
National Aluminium Co. Ltd.	39,774	45,276
NMDC Ltd.	221,865	330,076
Novolipetsk Steel OJSC (a)(b)	355,140	3,309
Novolipetsk Steel OJSC GDR (Reg. S) (a)(b)	56,576	7,029
Polyus PJSC (a)(b)	2,468	5,633
POSCO	12,660	5,522,279
Prakash Industries Ltd. (a)	177,356	246,168
Ramkrishna Forgings Ltd.	17,312	149,301
Southern Copper Corp.	2,344	189,067
Tata Steel Ltd.	1,528,067	2,270,588
Ternium SA sponsored ADR	94,674	3,955,480
Vale SA sponsored ADR	786,488	10,358,047
Zamil Industrial Investment Co. (a)	60,484	405,576
Zijin Mining Group Co. Ltd. (H Shares)	5,460,926	8,592,810
		87,985,956
Paper & Forest Products - 0.0%
Empresas CMPC SA	21,752	39,495
Evergreen Fibreboard Bhd	265,100	16,283
Hansol Paper Co. Ltd.	14,690	117,195
Kuantam Papers Ltd. (a)	51,505	119,749
PT Indah Kiat Pulp & Paper Tbk	320,210	191,327
Sappi Ltd.	123,207	261,680
Satia Industries Ltd.	51,942	81,201
Seshasayee Paper & Boards Ltd.	7,875	29,754
West Coast Paper Mills Ltd.	36,114	256,284
		1,112,968
TOTAL MATERIALS		193,562,038
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Fibra Uno Administracion SA de CV	603,400	879,063
LH Hotel Leasehold (REIT)	29,000	9,524
		888,587
Real Estate Management & Development - 0.6%
AP Thailand PCL (For. Reg.)	1,778,100	644,874
Arabian Centres Co. Ltd.	30,908	184,592
Ayala Land, Inc.	8,276,100	3,967,793
China Overseas Land and Investment Ltd.	2,147,500	4,529,210
China Resources Land Ltd.	1,614,000	6,822,458
China Resources Mixc Lifestyle Services Ltd. (d)	22,400	96,685
China World Trade Center Co. Ltd. (A Shares)	225,200	595,975
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR (c)	157,700	5,856,978
Dar Al Arkan Real Estate Development Co. (a)	550,419	2,732,540
Emaar Development PJSC (a)	2,812,233	5,015,008
Emaar Properties PJSC	4,504,674	8,658,589
Greentown China Holdings Ltd.	374,000	444,469
IOI Properties Group Bhd	131,800	46,300
KE Holdings, Inc. ADR	378,560	6,511,232
Megaworld Corp.	2,065,000	72,565
PT Ciputra Development Tbk	1,816,000	135,932
SP Setia Bhd	1,482,000	293,845
		46,609,045
TOTAL REAL ESTATE		47,497,632
UTILITIES - 0.5%
Electric Utilities - 0.1%
CESC Ltd. GDR	197,774	198,947
Energisa SA unit	201,757	1,878,212
Equatorial Energia SA	353,830	2,262,146
PGE Polska Grupa Energetyczna SA (a)	359,323	739,078
Power Grid Corp. of India Ltd.	766,654	2,266,789
Saudi Electricity Co.	871,862	4,811,844
		12,157,016
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd.	5,254	19,697
ENN Energy Holdings Ltd.	643,484	5,046,225
GAIL India Ltd.	3,141,481	4,367,937
Indraprastha Gas Ltd.	16,777	94,869
Kunlun Energy Co. Ltd.	1,560,000	1,141,801
Mahanagar Gas Ltd.	11,865	146,897
PT Perusahaan Gas Negara Tbk Series B	16,565,400	1,495,563
		12,312,989
Independent Power and Renewable Electricity Producers - 0.2%
Gujarat Industries Power Co. Ltd.	75,470	109,953
NTPC Ltd.	5,146,402	13,707,627
		13,817,580
Multi-Utilities - 0.0%
YTL Corp. Bhd	264,900	89,632
YTL Power International Bhd	162,400	74,900
		164,532
Water Utilities - 0.0%
Companhia de Saneamento de Minas Gerais - COPASA	204,800	741,110
VA Tech Wabag Ltd. (a)	32,270	192,973
		934,083
TOTAL UTILITIES		39,386,200
TOTAL COMMON STOCKS (Cost $3,342,292,474)		3,933,808,085

Nonconvertible Preferred Stocks - 1.8%
	Shares	Value ($)
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	1,852,500	11,948,355
(PN) sponsored ADR (non-vtg.)	124,700	1,613,618
sponsored ADR	1,819,746	25,567,431
		39,129,404
FINANCIALS - 0.6%
Banks - 0.6%
Banco Bradesco SA (PN)	5,875,680	17,738,394
Itau Unibanco Holding SA	2,408,350	13,340,140
Itau Unibanco Holding SA sponsored ADR (c)	1,853,799	10,195,895
Itausa-Investimentos Itau SA (PN)	2,683,888	5,007,850
Sberbank of Russia (b)	145,250	873
Sberbank of Russia (Russia) (b)	128,031	770
		46,283,922
INDUSTRIALS - 0.0%
Machinery - 0.0%
Marcopolo SA (PN)	156,700	191,759
INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd.	473,162	19,284,821
MATERIALS - 0.4%
Chemicals - 0.0%
Unipar Carbocloro SA	34,540	539,159
Metals & Mining - 0.4%
Bradespar SA (PN)	288,100	1,309,003
Cia Ferro Ligas da Bahia - Ferbasa	18,043	168,623
Gerdau SA	3,269,246	17,065,662
Gerdau SA sponsored ADR	1,431,774	7,459,543
Metalurgica Gerdau SA (PN)	574,600	1,371,507
		27,374,338
TOTAL MATERIALS		27,913,497
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,035,088	2,577,243
Water Utilities - 0.0%
Cia de Saneamento do Parana	38,776	35,706
TOTAL UTILITIES		2,612,949
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $110,015,027)		135,416,352

Equity Funds - 40.8%
	Shares	Value ($)
Diversified Emerging Markets Funds - 40.8%
Aberdeen Emerging Markets Fund Institutional Service Class	11,140,011	143,260,542
Artisan Developing World Fund Investor Shares	4,589,539	71,459,127
Brandes Emerging Markets Value Fund Class A	12,041,321	96,571,396
Calvert Emerging Markets Equity Fund Class A	46	726
Fidelity Advisor Emerging Markets Fund Class Z (e)	14,677,561	509,604,912
Fidelity SAI Emerging Markets Index Fund (e)	16,330,203	208,046,791
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	57,023,370	602,737,022
Fidelity SAI Emerging Markets Value Index Fund (e)	66,463,995	782,945,865
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	11,089,113	233,425,835
Invesco Developing Markets Fund Class R6	4,241,348	160,195,719
iShares MSCI China ETF (c)	2,137,525	95,996,248
iShares MSCI EM ESG Optimized ETF (c)	209,609	6,548,185
iShares MSCI South Korea Index ETF (c)	511,975	31,972,839
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	14,291,072
Matthews Pacific Tiger Fund Investor Class	178	3,483
Xtrackers Harvest CSI 300 China ETF Class A (c)	492,848	13,016,116

TOTAL EQUITY FUNDS (Cost $2,904,731,946)		2,970,075,878

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e) (Cost $1,027)	131	1,240

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.14% to 5.39% 9/7/23 to 11/30/23 (g) (Cost $4,766,152)	4,810,000	4,766,040

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (h)	31,611,930	31,618,252
Fidelity Securities Lending Cash Central Fund 5.44% (h)(i)	67,781,402	67,788,180
State Street Institutional U.S. Government Money Market Fund Premier Class 5.28% (j)	206,863,923	206,863,923
TOTAL MONEY MARKET FUNDS (Cost $306,270,355)		306,270,355

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $6,668,076,981)	7,350,337,950
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(64,242,503)
NET ASSETS - 100.0%	7,286,095,447

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	3,204	Sep 2023	156,883,860	(3,532,728)	(3,532,728)

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $139,219,471 or 1.9% of net assets.

(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,696,463.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	69,148,197	205,256,024	242,785,969	1,210,715	-	-	31,618,252	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	164,183,752	632,621,275	729,016,847	281,538	-	-	67,788,180	0.2%
Total	233,331,949	837,877,299	971,802,816	1,492,253	-	-	99,406,432

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund Class Z	482,304,648	-	-	-	-	27,300,264	509,604,912
Fidelity SAI Emerging Markets Index Fund	218,175,605	-	17,900,001	-	2,797,264	4,973,923	208,046,791
Fidelity SAI Emerging Markets Low Volatility Index Fund	558,829,027	-	-	-	-	43,907,995	602,737,022
Fidelity SAI Emerging Markets Value Index Fund	792,656,750	-	59,999,999	-	(17,149,894)	67,439,008	782,945,865
Fidelity SAI Inflation-Focused Fund	12,162,626	-	12,003,811	-	513,226	(670,801)	1,240
	2,064,128,656	-	89,903,811	-	(13,839,404)	142,950,389	2,103,335,830

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	385,297,015	134,673,628	244,153,033	6,470,354
Consumer Discretionary	678,047,557	461,553,684	215,950,992	542,881
Consumer Staples	273,643,594	272,158,761	1,380,485	104,348
Energy	168,949,345	166,187,835	2,173,744	587,766
Financials	875,106,377	657,687,774	216,698,468	720,135
Health Care	114,672,419	101,692,677	12,979,742	-
Industrials	318,134,298	318,079,956	-	54,342
Information Technology	944,401,516	601,002,988	343,398,528	-
Materials	221,475,535	203,781,570	17,676,877	17,088
Real Estate	47,497,632	47,497,632	-	-
Utilities	41,999,149	41,999,149	-	-

Equity Funds	2,970,075,878	2,970,075,878	-	-

Other	1,240	1,240	-	-

Other Short-Term Investments	4,766,040	-	4,766,040	-

Money Market Funds	306,270,355	306,270,355	-	-
Total Investments in Securities:	7,350,337,950	6,282,663,127	1,059,177,909	8,496,914
Derivative Instruments:

Liabilities
Futures Contracts	(3,532,728)	(3,532,728)	-	-
Total Liabilities	(3,532,728)	(3,532,728)	-	-
Total Derivative Instruments:	(3,532,728)	(3,532,728)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(3,532,728)
Total Equity Risk	0	(3,532,728)
Total Value of Derivatives	0	(3,532,728)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $65,425,966) - See accompanying schedule:
Unaffiliated issuers (cost $4,582,550,934)	$5,147,595,688
Fidelity Central Funds (cost $99,406,432)	99,406,432
Other affiliated issuers (cost $1,986,119,615)	2,103,335,830

Total Investment in Securities (cost $6,668,076,981)		$7,350,337,950
Cash		1,267,297
Foreign currency held at value (cost $13,254,042)		13,253,063
Receivable for investments sold		21,952,401
Receivable for fund shares sold		3,582,843
Dividends receivable		6,748,140
Interest receivable		731,064
Distributions receivable from Fidelity Central Funds		226,736
Prepaid expenses		13,002
Other receivables		148,147
Total assets		7,398,260,643
Liabilities
Payable for investments purchased	$25,900,571
Payable for fund shares redeemed	2,733,456
Accrued management fee	1,639,136
Payable for daily variation margin on futures contracts	2,098,620
Deferred taxes	11,312,510
Other payables and accrued expenses	743,292
Collateral on securities loaned	67,737,611
Total Liabilities		112,165,196
Net Assets		$7,286,095,447
Net Assets consist of:
Paid in capital		$7,277,099,430
Total accumulated earnings (loss)		8,996,017
Net Assets		$7,286,095,447
Net Asset Value, offering price and redemption price per share ($7,286,095,447 ÷ 715,545,271 shares)		$10.18

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$91,155,910
Interest		5,631,482
Income from Fidelity Central Funds (including $281,538 from security lending)		1,492,253
Income before foreign taxes withheld		$98,279,645
Less foreign taxes withheld		(10,137,897)
Total Income		88,141,748
Expenses
Management fee	$19,793,624
Custodian fees and expenses	847,112
Independent trustees' fees and expenses	23,129
Registration fees	34,313
Audit	114,470
Legal	9,234
Miscellaneous	25,905
Total expenses before reductions	20,847,787
Expense reductions	(9,324,121)
Total expenses after reductions		11,523,666
Net Investment income (loss)		76,618,082
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,054,018)	(106,030,405)
Affiliated issuers	(13,839,404)
Foreign currency transactions	(2,065,644)
Futures contracts	(10,304,214)
Total net realized gain (loss)		(132,239,667)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $5,056,463)	208,237,747
Affiliated issuers	142,950,389
Assets and liabilities in foreign currencies	293,755
Futures contracts	8,576,347
Total change in net unrealized appreciation (depreciation)		360,058,238
Net gain (loss)		227,818,571
Net increase (decrease) in net assets resulting from operations		$304,436,653
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,618,082	$210,650,253
Net realized gain (loss)	(132,239,667)	(544,910,554)
Change in net unrealized appreciation (depreciation)	360,058,238	(1,129,493,905)
Net increase (decrease) in net assets resulting from operations	304,436,653	(1,463,754,206)
Distributions to shareholders	-	(190,211,815)

Share transactions
Proceeds from sales of shares	556,786,638	2,219,233,596
Reinvestment of distributions	-	165,990,631
Cost of shares redeemed	(1,053,437,386)	(3,010,880,251)

Net increase (decrease) in net assets resulting from share transactions	(496,650,748)	(625,656,024)
Total increase (decrease) in net assets	(192,214,095)	(2,279,622,045)

Net Assets
Beginning of period	7,478,309,542	9,757,931,587
End of period	$7,286,095,447	$7,478,309,542

Other Information
Shares
Sold	54,879,795	221,205,781
Issued in reinvestment of distributions	-	17,201,102
Redeemed	(105,091,547)	(296,986,009)
Net increase (decrease)	(50,211,752)	(58,579,126)

Financial Highlights
Strategic Advisers® Emerging Markets Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.77	$11.84	$13.88	$10.20	$10.23	$11.75
Income from Investment Operations
Net investment income (loss) B,C	.10	.26	.24	.15	.23 D	.17
Net realized and unrealized gain (loss)	.31	(2.08)	(1.90)	3.66	(.03)	(1.53)
Total from investment operations	.41	(1.82)	(1.66)	3.81	.20	(1.36)
Distributions from net investment income	-	(.25)	(.25)	(.13)	(.23)	(.16)
Distributions from net realized gain	-	-	(.13)	-	-	-
Total distributions	-	(.25)	(.38)	(.13)	(.23)	(.16)
Net asset value, end of period	$10.18	$9.77	$11.84	$13.88	$10.20	$10.23
Total Return E,F	4.20%	(15.33)%	(12.12)%	37.42%	1.80%	(11.48)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.56% I	.57%	.58%	.59%	.64%	.66%
Expenses net of fee waivers, if any	.31% I	.32%	.33%	.34%	.39%	.41%
Expenses net of all reductions	.31% I	.32%	.33%	.34%	.39%	.40%
Net investment income (loss)	2.06% I	2.59%	1.78%	1.28%	2.20% D	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$7,286,095	$7,478,310	$9,757,932	$9,214,231	$4,818,245	$4,660,765
Portfolio turnover rate J	38% I	39%	31%	43%	39%	57%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.87%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Strategic Advisers Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR). The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Emerging Markets Fund	$56,397

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,220,464,275
Gross unrealized depreciation	(605,069,411)
Net unrealized appreciation (depreciation)	$615,394,864
Tax cost	$6,731,410,358

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(303,472,528)
Long-term	(214,356,069)
Total capital loss carryforward	$(517,828,597)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Emerging Markets Fund	1,341,276,322	1,615,313,993
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, Causeway Capital Management, LLC, FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors, Schroder Investment Management North America, Inc., Somerset Capital Management LLP and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Emerging Markets Fund	$1,001

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Emerging Markets Fund	7,505,396	4,387,258	(426,435)
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Emerging Markets Fund	$7,284
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Emerging Markets Fund	$30,424	$-	$-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2026. During the period, this waiver reduced the Fund's management fee by $9,320,507.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,614.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Emerging Markets Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund	18%
Fidelity SAI Emerging Markets Value Index Fund	27%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Strategic Advisers® Emerging Markets Fund	.31%
Actual		$ 1,000	$ 1,042.00	$ 1.59
Hypothetical-B		$ 1,000	$ 1,023.58	$ 1.58

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers Emerging Markets Fund

In March 2023, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the fee schedule for one investment mandate in the existing sub-advisory agreement among Strategic Advisers, FIAM LLC (the Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement became effective as of February 1, 2023 and will result in a lower fee at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2022 meeting.
The Board noted that it had approved the existing sub-advisory agreement with the Sub-Adviser at its September 2022 meeting and the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.
The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board also considered that the Amended Sub-Advisory Agreement is expected to result in a decrease in the total management fee rate of the fund.
Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund is not expected to bear any additional expenses as a result of the Amended Sub-Advisory Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.918361.113
SAE-SANN-1023
Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Artisan High Income Fund Investor Shares	14.1
Fidelity Capital & Income Fund	8.8
MainStay High Yield Corporate Bond Fund Class A	8.3
Eaton Vance Income Fund of Boston Class A	7.9
BlackRock High Yield Bond Portfolio Class K	6.7
Vanguard High-Yield Corporate Fund Admiral Shares	4.7
U.S. Treasury Obligations	1.6
CCO Holdings LLC/CCO Holdings Capital Corp.	1.0
Tenet Healthcare Corp.	0.7
TransDigm, Inc.	0.7
Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 41.9%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		828,000	782,460
3.375% 8/15/26		1,784,000	1,079,320
			1,861,780
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rivian Automotive, Inc. 4.625% 3/15/29 (b)		285,000	393,728

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		373,000	236,855

TOTAL CONVERTIBLE BONDS			2,492,363
Nonconvertible Bonds - 41.8%
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 0.9%
Altice France SA:
5.125% 1/15/29(b)		867,000	617,717
5.125% 7/15/29(b)		575,000	406,456
5.5% 10/15/29(b)		800,000	575,614
8.125% 2/1/27(b)		1,200,000	1,014,166
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,470,000	1,352,400
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		825,000	688,765
5.625% 9/15/28(b)		300,000	230,438
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		1,490,000	1,413,479
Consolidated Communications, Inc. 5% 10/1/28 (b)		190,000	142,390
Frontier Communications Holdings LLC:
5% 5/1/28(b)		315,000	269,909
5.875% 10/15/27(b)		274,000	249,560
5.875% 11/1/29		235,000	174,037
Holdco SASU 6.5% 10/15/26 (b)		1,840,000	1,755,470
Level 3 Financing, Inc.:
3.4% 3/1/27(b)		700,000	646,063
3.625% 1/15/29(b)		557,000	331,701
3.75% 7/15/29(b)		795,000	474,226
4.25% 7/1/28(b)		600,000	393,394
4.625% 9/15/27(b)		350,000	263,212
10.5% 5/15/30(b)		379,000	384,985
Telecom Italia Capital SA:
6% 9/30/34		242,000	200,898
7.2% 7/18/36		98,000	88,566
7.721% 6/4/38		200,000	184,935
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		200,000	182,600
Windstream Escrow LLC 7.75% 8/15/28 (b)		460,000	372,928
Zayo Group Holdings, Inc.:
4% 3/1/27(b)		480,000	359,730
6.125% 3/1/28(b)		588,000	382,200
			13,155,839
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. 10% 6/15/26 pay-in-kind (b)(c)		177,120	122,924
Cinemark U.S.A., Inc. 5.25% 7/15/28 (b)		1,450,000	1,287,948
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)		665,000	619,514
Playtika Holding Corp. 4.25% 3/15/29 (b)		605,000	523,325
Roblox Corp. 3.875% 5/1/30 (b)		1,055,000	870,379
			3,424,090
Media - 4.0%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		804,000	700,895
Altice Financing SA:
5% 1/15/28(b)		950,000	772,454
5.75% 8/15/29(b)		2,485,000	1,968,534
Altice France Holding SA:
6% 2/15/28(b)		3,070,000	1,343,125
10.5% 5/15/27(b)		1,565,000	849,169
AMC Networks, Inc. 5% 4/1/24		535,000	529,268
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(b)		1,535,000	1,259,136
4.25% 1/15/34(b)		375,000	287,174
4.5% 8/15/30(b)		1,793,000	1,508,266
4.5% 5/1/32		4,850,000	3,931,870
4.5% 6/1/33(b)		1,725,000	1,361,664
4.75% 2/1/32(b)		240,000	198,600
5% 2/1/28(b)		1,000,000	921,496
6.375% 9/1/29(b)		3,090,000	2,925,325
7.375% 3/1/31(b)		1,530,000	1,521,195
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		130,000	116,433
7.5% 6/1/29(b)		680,000	506,798
7.75% 4/15/28(b)		995,000	782,610
9% 9/15/28(b)		1,100,000	1,105,500
CSC Holdings LLC:
4.125% 12/1/30(b)		1,152,000	821,460
4.625% 12/1/30(b)		2,737,000	1,431,947
5.375% 2/1/28(b)		676,000	554,163
5.75% 1/15/30(b)		4,090,000	2,261,688
6.5% 2/1/29(b)		1,530,000	1,264,016
7.5% 4/1/28(b)		935,000	594,319
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375%(b)(d)		6,605,000	155,614
6.625%(b)(d)		13,785,000	275,700
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		770,000	682,388
DISH DBS Corp.:
5.125% 6/1/29		2,946,000	1,592,902
5.25% 12/1/26(b)		500,000	421,473
5.75% 12/1/28(b)		1,110,000	861,660
7.375% 7/1/28		1,420,000	889,488
7.75% 7/1/26		2,219,000	1,659,590
DISH Network Corp. 11.75% 11/15/27 (b)		2,129,000	2,160,171
Gray Escrow II, Inc. 5.375% 11/15/31 (b)		940,000	656,259
Gray Television, Inc.:
5.875% 7/15/26(b)		525,000	480,301
7% 5/15/27(b)		700,000	628,292
iHeartCommunications, Inc.:
5.25% 8/15/27(b)		467,000	369,269
6.375% 5/1/26		465,000	405,717
8.375% 5/1/27		2,509,567	1,737,695
Lamar Media Corp. 4.875% 1/15/29		897,000	834,210
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		185,000	155,955
6.75% 10/15/27(b)		310,000	291,788
Midas Opco Holdings LLC 5.625% 8/15/29 (b)		1,645,000	1,373,802
Midcontinent Communications & Midcontinent Finance Corp. 5.375% 8/15/27 (b)		200,000	189,249
News Corp.:
3.875% 5/15/29(b)		375,000	329,321
5.125% 2/15/32(b)		305,000	276,025
Nexstar Media, Inc. 5.625% 7/15/27 (b)		500,000	469,971
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(b)		1,197,000	932,920
6.5% 9/15/28(b)		3,125,000	1,687,616
Scripps Escrow, Inc. 5.875% 7/15/27 (b)		525,000	424,190
Sinclair Television Group, Inc. 5.125% 2/15/27 (b)		865,000	709,353
Sirius XM Radio, Inc.:
4% 7/15/28(b)		2,385,000	2,065,221
4.125% 7/1/30(b)		1,730,000	1,410,348
5% 8/1/27(b)		630,000	582,485
5.5% 7/1/29(b)		605,000	544,655
TEGNA, Inc. 5% 9/15/29		130,000	114,400
Townsquare Media, Inc. 6.875% 2/1/26 (b)		870,000	837,375
Univision Communications, Inc.:
4.5% 5/1/29(b)		145,000	124,807
5.125% 2/15/25(b)		985,000	971,456
6.625% 6/1/27(b)		2,110,000	2,042,728
7.375% 6/30/30(b)		790,000	764,585
8% 8/15/28(b)		605,000	604,667
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		150,000	126,654
VZ Secured Financing BV 5% 1/15/32 (b)		1,190,000	970,158
Ziggo BV 4.875% 1/15/30 (b)		170,000	142,894
			61,470,457
Wireless Telecommunication Services - 0.3%
Digicel Group Holdings Ltd. 8% pay-in-kind (b)(d)(e)		51,863	11,928
Digicel Group Ltd. 6.75% (b)(d)		7,925,000	386,344
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8%(b)(d)		1,250,000	60,938
8.75% 5/25/24(b)		200,000	181,738
13% pay-in-kind(b)(d)(e)		20,000	14,150
Intelsat Jackson Holdings SA:
5.5%(d)(f)		3,685,000	0
6.5% 3/15/30(b)		2,835,000	2,599,446
8.5%(b)(d)(f)		7,200,000	1
9.75%(b)(d)(f)		50,000	0
Millicom International Cellular SA:
4.5% 4/27/31(b)		235,000	184,555
5.125% 1/15/28(b)		36,000	32,265
Sprint Corp.:
7.625% 3/1/26		590,000	611,552
7.875% 9/15/23		195,000	195,084
Telesat Canada/Telesat LLC 6.5% 10/15/27 (b)		865,000	428,175
U.S. Cellular Corp. 6.7% 12/15/33		58,000	56,515
			4,762,691
TOTAL COMMUNICATION SERVICES			82,813,077

CONSUMER DISCRETIONARY - 8.4%
Automobile Components - 1.0%
Adient Global Holdings Ltd.:
4.875% 8/15/26(b)		800,000	769,311
7% 4/15/28(b)		255,000	257,624
8.25% 4/15/31(b)		860,000	881,660
Albion Financing 1 SARL 6.125% 10/15/26 (b)		605,000	572,481
Albion Financing 2 SARL 8.75% 4/15/27 (b)		370,000	342,999
American Axle & Manufacturing, Inc. 6.25% 3/15/26		225,000	218,886
Clarios Global LP / Clarios U.S. Finance Co.:
6.75% 5/15/28(b)		126,000	125,667
8.5% 5/15/27(b)		1,450,000	1,464,597
Dana Financing Luxembourg SARL 8.5% 7/15/31 (b)	EUR	601,000	667,776
Dana, Inc.:
4.25% 9/1/30		1,105,000	908,608
5.375% 11/15/27		50,000	47,301
5.625% 6/15/28		1,565,000	1,473,228
Dornoch Debt Merger Sub, Inc. 6.625% 10/15/29 (b)		427,000	368,114
Gates Global LLC/Gates Global Co. 6.25% 1/15/26 (b)		480,000	475,217
Hertz Corp.:
4.625% 12/1/26(b)		125,000	113,174
5% 12/1/29(b)		640,000	526,204
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(e)		40,000	37,336
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		320,000	326,726
Nesco Holdings II, Inc. 5.5% 4/15/29 (b)		346,000	313,771
Patrick Industries, Inc.:
4.75% 5/1/29(b)		500,000	427,500
7.5% 10/15/27(b)		175,000	170,625
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		145,000	92,476
Tenneco, Inc. 8% 11/17/28 (b)		1,230,000	1,010,138
The Goodyear Tire & Rubber Co.:
5% 7/15/29		15,000	13,312
5.25% 4/30/31		1,150,000	1,008,809
5.25% 7/15/31		1,620,000	1,395,225
5.625% 4/30/33		270,000	231,711
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		235,000	228,314
6.875% 4/14/28(b)		335,000	333,920
7.125% 4/14/30(b)		390,000	395,088
			15,197,798
Automobiles - 0.8%
Ford Motor Co.:
3.25% 2/12/32		195,000	152,206
4.75% 1/15/43		3,708,000	2,771,768
5.291% 12/8/46		35,000	27,484
6.1% 8/19/32		2,990,000	2,857,447
7.4% 11/1/46		75,000	76,384
9.625% 4/22/30		700,000	812,764
Nissan Motor Co. Ltd. 4.81% 9/17/30 (b)		425,000	375,085
PM General Purchaser LLC 9.5% 10/1/28 (b)		880,000	847,167
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(e)(g)		4,195,000	4,181,129
			12,101,434
Broadline Retail - 0.4%
Cmg Media Corp. 8.875% 12/15/27 (b)		2,980,000	2,340,611
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2/15/26 (b)		407,000	370,882
Match Group Holdings II LLC:
3.625% 10/1/31(b)		435,000	354,616
4.125% 8/1/30(b)		1,544,000	1,324,165
4.625% 6/1/28(b)		500,000	461,310
5% 12/15/27(b)		175,000	164,210
5.625% 2/15/29(b)		160,000	150,820
Nordstrom, Inc.:
4.25% 8/1/31		340,000	255,775
4.375% 4/1/30		295,000	235,698
			5,658,087
Distributors - 0.2%
Ritchie Bros. Holdings, Inc.:
6.75% 3/15/28(b)		385,000	389,716
7.75% 3/15/31(b)		670,000	692,961
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		1,590,000	1,596,936
			2,679,613
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		927,000	863,962
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		675,000	654,230
Service Corp. International:
4% 5/15/31		460,000	390,011
5.125% 6/1/29		105,000	98,831
Sotheby's 7.375% 10/15/27 (b)		230,000	209,382
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		375,000	347,773
			2,564,189
Hotels, Restaurants & Leisure - 4.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		160,000	145,527
4% 10/15/30(b)		1,984,000	1,680,748
Affinity Gaming LLC 6.875% 12/15/27 (b)		645,000	571,117
Aramark Services, Inc. 6.375% 5/1/25 (b)		200,000	200,337
Brinker International, Inc. 8.25% 7/15/30 (b)		600,000	589,500
Caesars Entertainment, Inc.:
4.625% 10/15/29(b)		1,850,000	1,619,366
7% 2/15/30(b)		1,690,000	1,696,468
8.125% 7/1/27(b)		2,505,000	2,543,407
Carnival Corp.:
5.75% 3/1/27(b)		1,530,000	1,437,411
6% 5/1/29(b)		470,000	425,403
6.65% 1/15/28		110,000	101,936
7% 8/15/29(b)		615,000	624,003
7.625% 3/1/26(b)		3,380,000	3,369,738
10.5% 6/1/30(b)		1,430,000	1,523,136
Carrols Restaurant Group, Inc. 5.875% 7/1/29 (b)		400,000	344,240
CCM Merger, Inc. 6.375% 5/1/26 (b)		1,200,000	1,166,149
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (b)		1,260,000	1,171,808
Cedar Fair LP 5.25% 7/15/29		735,000	661,625
Churchill Downs, Inc. 6.75% 5/1/31 (b)		755,000	738,594
Cirsa Finance International SARL:
4.5% 3/15/27(b)	EUR	515,000	512,933
10.375% 11/30/27(b)	EUR	100,000	116,703
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)		45,000	37,575
Dave & Buster's, Inc. 7.625% 11/1/25 (b)		700,000	706,950
Everi Holdings, Inc. 5% 7/15/29 (b)		149,000	132,960
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)		1,810,000	1,494,653
Garden SpinCo Corp. 8.625% 7/20/30 (b)		115,000	122,776
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		686,000	680,855
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		1,750,000	1,463,517
4% 5/1/31(b)		410,000	356,374
International Game Technology PLC:
5.25% 1/15/29(b)		985,000	926,242
6.25% 1/15/27(b)		1,610,000	1,594,230
Jacobs Entertainment, Inc.:
6.75% 2/15/29(b)		325,000	293,764
6.75% 2/15/29(b)		815,000	738,602
Life Time, Inc.:
5.75% 1/15/26(b)		612,000	597,095
8% 4/15/26(b)		775,000	769,188
Lindblad Expeditions Holdings 9% 5/15/28 (b)		250,000	256,679
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		40,000	38,632
Lottomatica SpA 7.125% 6/1/28 (b)	EUR	130,000	144,137
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		265,000	218,376
MGM Resorts International:
4.75% 10/15/28		1,626,000	1,475,626
5.5% 4/15/27		337,000	321,973
Midwest Gaming Borrower LLC / Midwest Gaming Financial Corp. 4.875% 5/1/29 (b)		1,540,000	1,339,800
NCL Corp. Ltd.:
5.875% 3/15/26(b)		1,785,000	1,683,039
5.875% 2/15/27(b)		730,000	707,142
7.75% 2/15/29(b)		1,220,000	1,159,002
8.375% 2/1/28(b)		275,000	283,451
NCL Finance Ltd. 6.125% 3/15/28 (b)		845,000	761,852
Ontario Gaming GTA LP 8% 8/1/30 (b)		310,000	313,345
Penn Entertainment, Inc. 5.625% 1/15/27 (b)		1,650,000	1,569,761
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		675,000	521,910
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(b)		640,000	596,698
5.375% 7/15/27(b)		770,000	724,582
5.5% 8/31/26(b)		825,000	790,529
5.5% 4/1/28(b)		1,480,000	1,385,057
7.25% 1/15/30(b)		375,000	380,699
8.25% 1/15/29(b)		875,000	914,430
9.25% 1/15/29(b)		900,000	958,607
11.625% 8/15/27(b)		1,375,000	1,497,561
Scientific Games Corp.:
7.25% 11/15/29(b)		2,200,000	2,209,284
7.5% 9/1/31(b)		560,000	567,822
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (b)		1,175,000	1,054,976
Six Flags Entertainment Corp.:
5.5% 4/15/27(b)		770,000	724,763
7.25% 5/15/31(b)		1,205,000	1,155,491
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		505,000	488,607
Viking Cruises Ltd.:
5.875% 9/15/27(b)		880,000	822,800
9.125% 7/15/31(b)		55,000	56,823
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)		400,000	371,872
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)		215,000	196,080
Wynn Macau Ltd.:
5.125% 12/15/29(b)		875,000	713,248
5.5% 1/15/26(b)		945,000	883,707
5.5% 10/1/27(b)		2,265,000	2,033,823
5.625% 8/26/28(b)		200,000	175,250
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29(b)		725,000	649,024
7.125% 2/15/31(b)		125,000	122,838
Yum! Brands, Inc.:
3.625% 3/15/31		95,000	80,562
4.625% 1/31/32		430,000	384,745
5.35% 11/1/43		845,000	743,882
5.375% 4/1/32		80,000	75,080
6.875% 11/15/37		1,170,000	1,232,774
			63,941,269
Household Durables - 0.6%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 4/1/30(b)		790,000	680,391
6.625% 1/15/28(b)		25,000	23,887
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27		125,000	117,800
7.25% 10/15/29		1,475,000	1,429,113
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30(b)		1,079,000	891,137
6.25% 9/15/27(b)		563,000	516,699
Castle UK Finco PLC 7% 5/15/29 (b)	GBP	295,000	288,479
Empire Communities Corp. 7% 12/15/25 (b)		175,000	168,892
KB Home 4.8% 11/15/29		875,000	789,250
M/I Homes, Inc. 4.95% 2/1/28		485,000	450,010
Newell Brands, Inc.:
4.7% 4/1/26		100,000	95,811
6% 4/1/46(c)		80,000	64,921
6.375% 9/15/27		100,000	97,964
6.625% 9/15/29		100,000	98,966
STL Holding Co. LLC 7.5% 2/15/26 (b)		1,250,000	1,168,750
SWF Escrow Issuer Corp. 6.5% 10/1/29 (b)		1,925,000	1,250,673
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)		100,000	99,916
TopBuild Corp. 4.125% 2/15/32 (b)		235,000	195,638
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		5,000	4,988
TRI Pointe Homes, Inc. 5.7% 6/15/28		620,000	587,785
			9,021,070
Leisure Products - 0.0%
Mattel, Inc.:
3.75% 4/1/29(b)		570,000	506,680
5.45% 11/1/41		80,000	68,863
Vista Outdoor, Inc. 4.5% 3/15/29 (b)		145,000	120,853
			696,396
Specialty Retail - 1.0%
Arko Corp. 5.125% 11/15/29 (b)		225,000	184,790
At Home Group, Inc.:
4.875% 7/15/28(b)		505,000	242,854
7.125% 5/12/28 pay-in-kind(b)(e)		304,642	169,076
7.125% 7/15/29(b)		550,000	278,019
Bath & Body Works, Inc.:
6.625% 10/1/30(b)		1,550,000	1,511,749
6.95% 3/1/33		440,000	411,236
7.5% 6/15/29		230,000	231,857
Carvana Co.:
4.875% 9/1/29(b)		292,000	174,267
5.5% 4/15/27(b)		220,000	160,600
5.875% 10/1/28(b)		160,000	98,400
9% 12/1/28 pay-in-kind		108,000	92,880
9% 6/1/30 pay-in-kind		162,000	139,320
9% 6/1/31 pay-in-kind		193,000	165,980
Foot Locker, Inc. 4% 10/1/29 (b)		125,000	94,084
Gap, Inc. 3.875% 10/1/31 (b)		1,125,000	815,237
Jaguar Land Rover Automotive PLC:
5.875% 1/15/28(b)		845,000	778,312
7.75% 10/15/25(b)		550,000	551,910
LBM Acquisition LLC 6.25% 1/15/29 (b)		1,165,000	1,016,557
LCM Investments Holdings:
4.875% 5/1/29(b)		1,310,000	1,137,068
8.25% 8/1/31(b)		305,000	305,195
Metis Merger Sub LLC 6.5% 5/15/29 (b)		2,325,000	2,019,165
Michaels Companies, Inc. 7.875% 5/1/29 (b)		220,000	152,504
Park River Holdings, Inc.:
5.625% 2/1/29(b)		1,750,000	1,369,375
6.75% 8/1/29(b)		150,000	120,041
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (b)		1,000,000	955,012
QVC, Inc. 4.45% 2/15/25		705,000	633,819
Sally Holdings LLC 5.625% 12/1/25		615,000	610,838
Specialty Building Products Holdings LLC 6.375% 9/30/26 (b)		665,000	636,698
Staples, Inc. 10.75% 4/15/27 (b)		340,000	185,439
Victoria's Secret & Co. 4.625% 7/15/29 (b)		130,000	94,124
			15,336,406
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		130,000	103,025
Hanesbrands, Inc. 4.875% 5/15/26 (b)		55,000	51,414
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		695,000	590,319
Levi Strauss & Co. 3.5% 3/1/31 (b)		130,000	105,629
Wolverine World Wide, Inc. 4% 8/15/29 (b)		2,330,000	1,745,193
			2,595,580
TOTAL CONSUMER DISCRETIONARY			129,791,842

CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		400,000	351,000
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		1,485,000	1,262,331
			1,613,331
Consumer Staples Distribution & Retail - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)		865,000	748,243
4.875% 2/15/30(b)		705,000	646,844
C&S Group Enterprises LLC 5% 12/15/28 (b)		770,000	594,165
Iceland Bondco PLC:
3 month EURIBOR + 5.500% 9.254% 12/15/27(b)(e)(g)	EUR	100,000	106,537
4.625% 3/15/25 (Reg. S)	GBP	100,000	124,970
10.875% 12/15/27(b)	GBP	100,000	127,807
New Albertsons LP 7.45% 8/1/29		260,000	266,500
Performance Food Group, Inc. 5.5% 10/15/27 (b)		124,000	119,401
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (b)		20,000	19,300
United Natural Foods, Inc. 6.75% 10/15/28 (b)		40,000	33,300
			2,787,067
Food Products - 0.4%
B&G Foods, Inc.:
5.25% 4/1/25		310,000	303,204
5.25% 9/15/27		1,665,000	1,475,126
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28(b)		105,000	94,223
7.5% 4/15/25(b)		575,000	573,563
Darling Ingredients, Inc. 6% 6/15/30 (b)		950,000	928,469
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(b)		565,000	496,882
4.375% 1/31/32(b)		95,000	82,453
Pilgrim's Pride Corp.:
3.5% 3/1/32		100,000	80,531
4.25% 4/15/31		115,000	99,488
Post Holdings, Inc.:
4.5% 9/15/31(b)		875,000	753,801
4.625% 4/15/30(b)		849,000	752,199
			5,639,939
Household Products - 0.0%
Energizer Holdings, Inc.:
4.375% 3/31/29(b)		25,000	21,412
4.75% 6/15/28(b)		559,000	493,567
Spectrum Brands Holdings, Inc. 5.5% 7/15/30 (b)		10,000	9,302
			524,281
Personal Care Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (b)		860,000	860,358

Tobacco - 0.0%
Vector Group Ltd. 5.75% 2/1/29 (b)		781,000	679,894

TOTAL CONSUMER STAPLES			12,104,870

ENERGY - 5.7%
Energy Equipment & Services - 0.6%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (b)		295,000	290,029
CGG SA 8.75% 4/1/27 (b)		330,000	283,996
Jonah Energy Parent LLC 12% 11/5/25 (f)(h)		645,029	657,929
Nabors Industries Ltd. 7.5% 1/15/28 (b)		330,000	304,415
Nabors Industries, Inc.:
5.75% 2/1/25		2,000,000	1,958,400
7.375% 5/15/27(b)		75,000	73,193
Noble Finance II LLC 8% 4/15/30 (b)		125,000	129,251
NuStar Logistics LP:
5.625% 4/28/27		665,000	645,216
5.75% 10/1/25		90,000	88,258
Precision Drilling Corp.:
6.875% 1/15/29(b)		25,000	23,766
7.125% 1/15/26(b)		475,000	470,844
Seadrill Finance Ltd.:
8.375% 8/1/30(b)		975,000	999,375
8.375% 8/1/30(b)		280,000	287,000
Transocean, Inc.:
7.25% 11/1/25(b)		95,000	93,338
7.5% 1/15/26(b)		216,000	212,526
8% 2/1/27(b)		475,000	463,372
8.75% 2/15/30(b)		849,300	868,847
11.5% 1/30/27(b)		522,000	549,744
Valaris Ltd. 8.375% 4/30/30 (b)		920,000	937,066
			9,336,565
Oil, Gas & Consumable Fuels - 5.1%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		1,307,000	1,313,535
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(b)		1,021,000	956,724
5.75% 3/1/27(b)		100,000	96,921
5.75% 1/15/28(b)		800,000	766,063
7.875% 5/15/26(b)		100,000	101,739
Antero Resources Corp.:
5.375% 3/1/30(b)		1,150,000	1,075,219
7.625% 2/1/29(b)		140,000	143,473
Ascent Resources - Utica LLC/ARU Finance Corp.:
7% 11/1/26(b)		411,000	408,586
8.25% 12/31/28(b)		250,000	250,264
9% 11/1/27(b)		450,000	565,875
Athabasca Oil Corp. 9.75% 11/1/26 (b)		767,000	787,013
California Resources Corp. 7.125% 2/1/26 (b)		140,000	140,360
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		120,000	119,284
Centennial Resource Production LLC:
5.875% 7/1/29(b)		270,000	259,200
7.75% 2/15/26(b)		25,000	25,206
Chesapeake Energy Corp.:
5.875% 2/1/29(b)		500,000	478,536
6.75% 4/15/29(b)		2,160,000	2,144,274
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		721,000	704,100
7% 6/15/25(b)		1,610,000	1,593,900
Civitas Resources, Inc.:
8.375% 7/1/28(b)		670,000	690,100
8.75% 7/1/31(b)		445,000	460,575
CNX Midstream Partners LP 4.75% 4/15/30 (b)		25,000	21,573
CNX Resources Corp.:
7.25% 3/14/27(b)		1,021,000	1,019,955
7.375% 1/15/31(b)		115,000	114,786
Comstock Resources, Inc.:
5.875% 1/15/30(b)		795,000	702,169
6.75% 3/1/29(b)		1,125,000	1,052,637
Conuma Resources Ltd. 13.125% 5/1/28 (b)		300,000	277,592
Coronado Finance Pty Ltd. 10.75% 5/15/26 (b)		820,000	848,585
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(b)		979,000	949,630
5.75% 4/1/25		73,000	72,382
6% 2/1/29(b)		600,000	589,032
7.375% 2/1/31(b)		755,000	777,771
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(b)		630,000	585,087
5.625% 10/15/25(b)		60,000	59,053
CVR Energy, Inc.:
5.25% 2/15/25(b)		374,000	362,797
5.75% 2/15/28(b)		537,000	488,842
DCP Midstream Operating LP:
5.625% 7/15/27		10,000	10,011
6.75% 9/15/37(b)		590,000	622,714
8.125% 8/16/30		570,000	646,804
Delek Logistics Partners LP 7.125% 6/1/28 (b)		540,000	501,973
DT Midstream, Inc.:
4.125% 6/15/29(b)		285,000	252,487
4.375% 6/15/31(b)		100,000	86,571
EG Global Finance PLC:
6.25% 10/30/25 (Reg. S)	EUR	92,471	97,402
6.75% 2/7/25(b)		1,468,000	1,446,450
8.5% 10/30/25(b)		1,754,000	1,736,470
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		615,000	601,593
EnLink Midstream LLC:
5.625% 1/15/28(b)		335,000	324,069
6.5% 9/1/30(b)		330,000	330,843
EnLink Midstream Partners LP 4.85% 7/15/26		180,000	172,800
EQM Midstream Partners LP:
6% 7/1/25(b)		25,000	24,772
6.5% 7/1/27(b)		325,000	322,944
7.5% 6/1/27(b)		250,000	252,329
7.5% 6/1/30(b)		350,000	358,926
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		253,000	239,085
7% 8/1/27		437,000	430,445
Golar LNG Ltd. 7% 10/20/25 (b)		335,000	329,610
Gulfport Energy Corp. 8% 5/17/26 (b)		405,000	411,290
Harvest Midstream I LP 7.5% 9/1/28 (b)		425,000	425,931
Hess Midstream Partners LP:
5.125% 6/15/28(b)		620,000	581,573
5.5% 10/15/30(b)		100,000	93,617
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(b)		200,000	185,500
6% 4/15/30(b)		275,000	255,669
6% 2/1/31(b)		1,255,000	1,149,624
6.25% 11/1/28(b)		2,050,000	1,977,585
6.25% 4/15/32(b)		525,000	481,774
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		335,000	314,252
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		448,000	463,944
Independence Energy Finance LLC:
7.25% 5/1/26(b)		1,190,000	1,172,292
9.25% 2/15/28(b)		1,030,000	1,053,659
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		1,845,000	1,787,338
MEG Energy Corp. 5.875% 2/1/29 (b)		306,000	292,331
Mesquite Energy, Inc. 7.25% (b)(d)(f)		3,242,000	0
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		290,000	243,948
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		2,405,000	2,235,502
6.75% 9/15/25(b)		1,044,000	1,009,005
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)		1,750,000	1,742,257
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		290,000	290,699
8.75% 6/15/31(b)		90,000	91,937
Occidental Petroleum Corp.:
4.2% 3/15/48		95,000	69,746
4.4% 4/15/46		295,000	226,359
4.4% 8/15/49		130,000	92,637
4.5% 7/15/44		240,000	173,942
5.55% 3/15/26		60,000	59,495
6.125% 1/1/31		320,000	322,432
6.2% 3/15/40		1,225,000	1,209,957
6.45% 9/15/36		235,000	240,296
6.625% 9/1/30		400,000	412,919
7.5% 5/1/31		1,315,000	1,424,804
7.875% 9/15/31		700,000	775,293
7.95% 6/15/39		1,275,000	1,430,182
8.875% 7/15/30		1,155,000	1,324,150
Parkland Corp.:
4.5% 10/1/29(b)		550,000	484,615
4.625% 5/1/30(b)		1,280,000	1,128,410
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		395,000	393,045
Petroleos Mexicanos 6.625% 6/15/35		800,000	546,500
Range Resources Corp.:
4.75% 2/15/30(b)		910,000	821,703
8.25% 1/15/29		260,000	269,919
Rockcliff Energy II LLC 5.5% 10/15/29 (b)		640,000	589,968
Rockies Express Pipeline LLC:
6.875% 4/15/40(b)		135,000	121,440
7.5% 7/15/38(b)		1,550,000	1,465,429
Southwestern Energy Co.:
4.75% 2/1/32		3,290,000	2,914,466
5.375% 3/15/30		900,000	842,567
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		635,000	574,262
4.5% 4/30/30		850,000	757,852
5.875% 3/15/28		140,000	135,982
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		603,000	560,042
6% 3/1/27(b)		1,460,000	1,399,030
6% 12/31/30(b)		2,490,000	2,227,539
6% 9/1/31(b)		2,035,000	1,807,324
Teine Energy Ltd. 6.875% 4/15/29 (b)		50,000	46,375
Venture Global Calcasieu Pass LLC:
4.125% 8/15/31(b)		500,000	424,128
6.25% 1/15/30(b)		1,620,000	1,578,141
Venture Global LNG, Inc.:
8.125% 6/1/28(b)		725,000	731,339
8.375% 6/1/31(b)		2,325,000	2,345,214
Vermilion Energy, Inc. 6.875% 5/1/30 (b)		785,000	743,214
Western Gas Partners LP:
3.95% 6/1/25		100,000	96,497
5.25% 2/1/50		1,135,000	918,578
5.3% 3/1/48		95,000	77,869
5.5% 8/15/48		55,000	45,752
			77,860,275
TOTAL ENERGY			87,196,840

FINANCIALS - 3.9%
Banks - 0.0%
Intesa Sanpaolo SpA:
4.198% 6/1/32(b)(e)		200,000	152,421
5.71% 1/15/26(b)		350,000	335,757
Western Alliance Bancorp. 3% 6/15/31 (e)		20,000	15,817
			503,995
Capital Markets - 0.4%
Broadstreet Partners, Inc. 5.875% 4/15/29 (b)		575,000	506,017
Coinbase Global, Inc. 3.625% 10/1/31 (b)		375,000	252,465
Hightower Holding LLC 6.75% 4/15/29 (b)		300,000	261,124
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		700,000	614,261
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		920,000	785,561
LPL Holdings, Inc.:
4% 3/15/29(b)		1,030,000	915,601
4.375% 5/15/31(b)		340,000	298,690
MSCI, Inc.:
3.25% 8/15/33(b)		1,225,000	985,558
4% 11/15/29(b)		555,000	499,298
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		715,000	586,287
7.875% 5/1/27(b)		600,000	543,000
9.5% 6/1/28(b)		245,000	226,086
			6,473,948
Consumer Finance - 1.4%
Ally Financial, Inc.:
5.75% 11/20/25		19,000	18,429
6.7% 2/14/33		390,000	353,062
Bread Financial Holdings, Inc. 4.75% 12/15/24 (b)		450,000	439,214
Capstone Borrower, Inc. 8% 6/15/30 (b)		885,000	870,398
Cobra AcquisitionCo LLC 6.375% 11/1/29 (b)		630,000	436,275
Ford Motor Credit Co. LLC:
2.3% 2/10/25		885,000	831,436
2.9% 2/10/29		670,000	552,901
3.375% 11/13/25		100,000	93,229
3.625% 6/17/31		280,000	226,860
3.815% 11/2/27		330,000	293,552
4% 11/13/30		95,000	80,384
4.389% 1/8/26		195,000	184,297
4.95% 5/28/27		815,000	764,757
5.125% 6/16/25		95,000	92,484
6.8% 5/12/28		200,000	199,920
7.35% 11/4/27		1,170,000	1,188,860
7.35% 3/6/30		700,000	712,443
goeasy Ltd. 4.375% 5/1/26 (b)		475,000	436,093
LFS Topco LLC 5.875% 10/15/26 (b)		775,000	670,383
Navient Corp.:
4.875% 3/15/28		630,000	548,711
5% 3/15/27		950,000	864,101
5.5% 3/15/29		1,845,000	1,577,052
6.75% 6/15/26		835,000	820,170
9.375% 7/25/30		980,000	984,381
OneMain Finance Corp.:
3.5% 1/15/27		1,160,000	1,009,490
3.875% 9/15/28		600,000	492,000
5.375% 11/15/29		1,655,000	1,429,589
6.625% 1/15/28		1,401,000	1,309,935
6.875% 3/15/25		390,000	388,041
7.125% 3/15/26		1,245,000	1,224,704
9% 1/15/29		405,000	410,569
PROG Holdings, Inc. 6% 11/15/29 (b)		1,000,000	897,500
SLM Corp. 4.2% 10/29/25		495,000	465,528
			20,866,748
Financial Services - 1.4%
Altus Midstream LP 5.875% 6/15/30 (b)		1,740,000	1,685,207
At Home Cayman 11.5% 5/12/28 (b)		147,691	141,783
Block, Inc.:
2.75% 6/1/26		100,000	90,936
3.5% 6/1/31		495,000	405,883
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		785,000	772,770
Enact Holdings, Inc. 6.5% 8/15/25 (b)		1,795,000	1,778,789
Freedom Mortgage Corp. 7.625% 5/1/26 (b)		225,000	206,949
GGAM Finance Ltd.:
7.75% 5/15/26(b)		175,000	174,997
8% 6/15/28(b)		335,000	339,740
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		1,045,000	824,866
5.25% 5/15/27		1,106,000	970,515
6.25% 5/15/26		1,465,000	1,358,554
LD Holdings Group LLC 6.125% 4/1/28 (b)		550,000	357,768
MidCap Financial Issuer Trust:
5.625% 1/15/30(b)		465,000	374,325
6.5% 5/1/28(b)		1,020,000	907,800
Motion Finco SARL 7.375% 6/15/30 (b)	EUR	405,000	434,770
MPH Acquisition Holdings LLC 5.5% 9/1/28 (b)		1,000,000	849,234
Nationstar Mortgage Holdings, Inc.:
5.125% 12/15/30(b)		940,000	796,247
5.5% 8/15/28(b)		693,000	627,985
P&L Development LLC/PLD Finance Corp. 7.75% 11/15/25 (b)		665,000	574,793
PennyMac Financial Services, Inc.:
4.25% 2/15/29(b)		1,640,000	1,357,534
5.375% 10/15/25(b)		880,000	851,690
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)		580,000	458,580
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		625,000	550,944
United Shore Financial Services LLC:
5.5% 4/15/29(b)		525,000	455,438
5.75% 6/15/27(b)		740,000	681,782
Venator Finance SARL/Venator Capital Management Ltd.:
5.75%(b)(d)		625,000	21,881
9.5%(b)(d)		825,000	655,875
Verscend Escrow Corp. 9.75% 8/15/26 (b)		1,490,000	1,482,321
VMED O2 UK Financing I PLC:
4.25% 1/31/31(b)		127,000	103,899
4.75% 7/15/31(b)		1,850,000	1,546,430
			21,840,285
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		80,000	69,182
7% 11/15/25(b)		955,000	922,908
10.125% 8/1/26(b)		1,440,000	1,484,542
Alliant Holdings Intermediate LLC:
5.875% 11/1/29(b)		620,000	542,929
6.75% 10/15/27(b)		1,601,000	1,513,297
6.75% 4/15/28(b)		100,000	98,521
AmWINS Group, Inc. 4.875% 6/30/29 (b)		235,000	210,853
GTCR AP Finance, Inc. 8% 5/15/27 (b)		795,000	785,794
HUB International Ltd.:
5.625% 12/1/29(b)		695,000	614,595
7% 5/1/26(b)		900,000	898,314
7.25% 6/15/30(b)		1,980,000	2,015,422
Jones DesLauriers Insurance Management, Inc. 8.5% 3/15/30 (b)		845,000	862,407
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		390,000	348,578
			10,367,342
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc.:
3.75% 12/31/24(b)		10,000	9,613
4.375% 1/15/27(b)		765,000	683,191
			692,804
TOTAL FINANCIALS			60,745,122

HEALTH CARE - 3.2%
Biotechnology - 0.1%
Amgen, Inc. 5.6% 3/2/43		85,000	83,404
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		912,000	437,760
Grifols SA 4.75% 10/15/28 (b)		220,000	193,013
			714,177
Health Care Equipment & Supplies - 0.5%
AdaptHealth LLC:
4.625% 8/1/29(b)		1,713,000	1,399,692
5.125% 3/1/30(b)		805,000	660,331
Avantor Funding, Inc.:
3.875% 11/1/29(b)		235,000	206,098
4.625% 7/15/28(b)		1,475,000	1,369,219
Embecta Corp.:
5% 2/15/30(b)		840,000	682,500
6.75% 2/15/30(b)		25,000	22,062
Hologic, Inc. 3.25% 2/15/29 (b)		120,000	104,230
Mozart Borrower LP:
3.875% 4/1/29(b)		300,000	261,893
5.25% 10/1/29(b)		3,365,000	2,988,208
Teleflex, Inc. 4.25% 6/1/28 (b)		20,000	18,372
			7,712,605
Health Care Providers & Services - 1.8%
180 Medical, Inc. 3.875% 10/15/29 (b)		180,000	156,528
AMN Healthcare 4% 4/15/29 (b)		967,000	827,064
Cano Health, Inc. 6.25% 10/1/28 (b)		160,000	54,400
Centene Corp.:
2.5% 3/1/31		265,000	211,059
3% 10/15/30		255,000	213,297
Community Health Systems, Inc.:
4.75% 2/15/31(b)		710,000	528,950
5.25% 5/15/30(b)		2,245,000	1,770,470
5.625% 3/15/27(b)		515,000	453,171
6% 1/15/29(b)		990,000	829,125
6.125% 4/1/30(b)		1,880,000	1,081,846
6.875% 4/15/29(b)		610,000	374,125
8% 12/15/27(b)		1,030,000	989,964
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(b)		2,850,000	2,269,577
4.625% 6/1/30(b)		1,682,000	1,442,741
HCA Holdings, Inc. 5.5% 6/15/47		185,000	168,427
LifePoint Health, Inc. 4.375% 2/15/27 (b)		425,000	367,880
Molina Healthcare, Inc.:
3.875% 5/15/32(b)		105,000	87,121
4.375% 6/15/28(b)		590,000	541,389
Option Care Health, Inc. 4.375% 10/31/29 (b)		45,000	39,590
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		700,000	638,365
Prime Healthcare Services 7.25% 11/1/25 (b)		1,050,000	983,679
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		1,433,000	1,339,660
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		1,290,000	891,820
9.875% 8/15/30(b)		185,000	182,688
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		390,000	300,386
Select Medical Corp. 6.25% 8/15/26 (b)		855,000	846,896
Tenet Healthcare Corp.:
4.25% 6/1/29		3,550,000	3,169,464
4.375% 1/15/30		2,050,000	1,821,092
4.625% 6/15/28		119,000	109,577
6.125% 10/1/28		2,330,000	2,244,093
6.125% 6/15/30		1,705,000	1,652,127
6.75% 5/15/31(b)		930,000	925,397
6.875% 11/15/31		840,000	839,827
			28,351,795
Health Care Technology - 0.1%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		1,505,000	1,307,049
IQVIA, Inc. 6.5% 5/15/30 (b)		500,000	502,676
			1,809,725
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(b)		225,000	198,592
4% 3/15/31(b)		180,000	155,442
4.25% 5/1/28(b)		70,000	64,257
			418,291
Pharmaceuticals - 0.7%
1375209 BC Ltd. 9% 1/30/28 (b)		250,000	250,300
Bausch Health Companies, Inc.:
5% 1/30/28(b)		3,350,000	1,455,630
5.25% 1/30/30(b)		2,497,000	1,053,962
5.5% 11/1/25(b)		255,000	229,643
6.25% 2/15/29(b)		1,860,000	813,750
9% 12/15/25(b)		140,000	128,105
Jazz Securities DAC 4.375% 1/15/29 (b)		350,000	313,579
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		590,000	533,928
5.125% 4/30/31(b)		2,385,000	2,032,028
Teva Pharmaceutical Finance Netherlands III BV:
5.125% 5/9/29		1,585,000	1,466,125
6.75% 3/1/28		1,145,000	1,143,654
7.875% 9/15/29		435,000	453,123
8.125% 9/15/31		265,000	280,765
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (b)		24,000	13,350
			10,167,942
TOTAL HEALTH CARE			49,174,535

INDUSTRIALS - 5.2%
Aerospace & Defense - 1.1%
Bombardier, Inc.:
7.5% 3/15/25(b)		1,453,000	1,453,859
7.5% 2/1/29(b)		2,675,000	2,621,194
7.875% 4/15/27(b)		694,000	692,703
Howmet Aerospace, Inc.:
5.9% 2/1/27		100,000	99,296
5.95% 2/1/37		80,000	78,760
6.875% 5/1/25		100,000	100,694
Moog, Inc. 4.25% 12/15/27 (b)		30,000	27,300
Spirit Aerosystems, Inc. 7.5% 4/15/25 (b)		300,000	296,282
The Boeing Co.:
5.805% 5/1/50		800,000	778,309
5.93% 5/1/60		625,000	603,298
TransDigm, Inc.:
4.625% 1/15/29		950,000	851,780
5.5% 11/15/27		2,004,000	1,898,790
6.25% 3/15/26(b)		2,545,000	2,520,745
6.375% 6/15/26		200,000	199,977
6.75% 8/15/28(b)		795,000	797,787
6.875% 12/15/30(b)		1,905,000	1,917,573
7.5% 3/15/27		1,125,000	1,127,170
			16,065,517
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(e)		155,000	152,837
Rand Parent LLC 8.5% 2/15/30 (b)		705,000	671,165
			824,002
Building Products - 0.5%
Advanced Drain Systems, Inc.:
5% 9/30/27(b)		40,000	38,200
6.375% 6/15/30(b)		435,000	428,492
APi Group DE, Inc. 4.75% 10/15/29 (b)		25,000	22,656
BCPE Ulysses Intermediate, Inc. 7.75% 4/1/27 pay-in-kind (b)(e)		225,000	205,951
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		275,000	233,797
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		900,000	730,661
Griffon Corp. 5.75% 3/1/28		400,000	372,802
Jeld-Wen, Inc. 4.625% 12/15/25 (b)		225,000	218,126
Masonite International Corp.:
3.5% 2/15/30(b)		250,000	209,335
5.375% 2/1/28(b)		48,000	45,480
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (b)		500,000	423,810
New Enterprise Stone & Lime Co., Inc. 5.25% 7/15/28 (b)		840,000	775,049
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		180,000	168,481
PGT Innovations, Inc. 4.375% 10/1/29 (b)		885,000	821,227
Shea Homes Ltd. Partnership/Corp. 4.75% 2/15/28		1,200,000	1,104,276
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		2,120,000	1,817,295
			7,615,638
Commercial Services & Supplies - 1.1%
ACCO Brands Corp. 4.25% 3/15/29 (b)		710,000	606,567
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(b)		1,760,000	1,346,014
6.625% 7/15/26(b)		1,789,000	1,701,596
9.75% 7/15/27(b)		1,860,000	1,708,306
APX Group, Inc. 5.75% 7/15/29 (b)		375,000	323,060
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(b)		1,185,000	1,007,250
4.625% 6/1/28(b)		715,000	604,472
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		855,000	881,744
Cimpress PLC 7% 6/15/26		40,000	37,500
Clean Harbors, Inc. 6.375% 2/1/31 (b)		95,000	94,471
CoreCivic, Inc.:
4.75% 10/15/27		90,000	80,250
8.25% 4/15/26		660,000	662,619
Covanta Holding Corp.:
4.875% 12/1/29(b)		430,000	369,800
5% 9/1/30		100,000	84,710
GFL Environmental, Inc.:
3.75% 8/1/25(b)		195,000	185,652
4% 8/1/28(b)		100,000	89,272
4.375% 8/15/29(b)		750,000	663,392
4.75% 6/15/29(b)		50,000	45,296
5.125% 12/15/26(b)		195,000	188,685
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		270,000	253,719
Madison IAQ LLC:
4.125% 6/30/28(b)		1,200,000	1,061,679
5.875% 6/30/29(b)		835,000	703,069
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		1,230,000	1,148,595
NorthRiver Midstream Finance LP 5.625% 2/15/26 (b)		470,000	451,788
PowerTeam Services LLC 9.033% 12/4/25 (b)		300,000	279,110
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
5.75% 4/15/26(b)		695,000	682,035
6.25% 1/15/28(b)		900,000	857,161
Stericycle, Inc.:
3.875% 1/15/29(b)		480,000	417,927
5.375% 7/15/24(b)		155,000	154,456
The GEO Group, Inc.:
6% 4/15/26		50,000	45,250
9.5% 12/31/28(b)		650,000	637,000
VT Topco, Inc. 8.5% 8/15/30 (b)		175,000	177,625
			17,550,070
Construction & Engineering - 0.4%
AECOM 5.125% 3/15/27		130,000	124,727
Amsted Industries, Inc. 4.625% 5/15/30 (b)		965,000	847,590
Cloud Crane LLC:
10.125% 8/1/24(b)		1,812,000	1,813,600
11.5% 9/1/28(b)		500,000	501,300
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)		125,000	107,054
Pike Corp. 5.5% 9/1/28 (b)		1,149,000	1,033,993
Railworks Holdings LP 8.25% 11/15/28 (b)		410,000	391,544
SRS Distribution, Inc. 6% 12/1/29 (b)		1,605,000	1,372,275
			6,192,083
Electrical Equipment - 0.2%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		510,000	497,250
Regal Rexnord Corp.:
6.05% 2/15/26(b)		300,000	298,382
6.05% 4/15/28(b)		195,000	192,935
6.3% 2/15/30(b)		195,000	194,141
Sensata Technologies BV:
4% 4/15/29(b)		760,000	667,363
5% 10/1/25(b)		40,000	38,984
5.875% 9/1/30(b)		785,000	742,697
Wesco Distribution, Inc.:
7.125% 6/15/25(b)		150,000	150,663
7.25% 6/15/28(b)		540,000	549,577
			3,331,992
Ground Transportation - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75% 4/1/28(b)		650,000	591,141
5.375% 3/1/29(b)		150,000	137,699
Uber Technologies, Inc.:
4.5% 8/15/29(b)		25,000	22,890
7.5% 5/15/25(b)		510,000	514,923
8% 11/1/26(b)		765,000	778,921
Watco Companies LLC / Watco Finance Corp. 6.5% 6/15/27 (b)		890,000	858,850
XPO, Inc.:
6.25% 6/1/28(b)		380,000	372,353
7.125% 6/1/31(b)		140,000	140,744
XPO Escrow Sub LLC 7.5% 11/15/27 (b)		125,000	127,095
			3,544,616
Industrial Conglomerates - 0.0%
Benteler International AG 10.5% 5/15/28 (b)		295,000	297,156
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)		360,000	302,656
			599,812
Machinery - 0.4%
Chart Industries, Inc.:
7.5% 1/1/30(b)		475,000	486,706
9.5% 1/1/31(b)		200,000	215,342
Hillenbrand, Inc.:
3.75% 3/1/31		590,000	495,451
5% 9/15/26(e)		25,000	24,321
Mueller Water Products, Inc. 4% 6/15/29 (b)		1,305,000	1,155,799
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)		335,000	335,838
Terex Corp. 5% 5/15/29 (b)		435,000	399,395
Titan International, Inc. 7% 4/30/28		550,000	524,016
Trinity Industries, Inc. 7.75% 7/15/28 (b)		275,000	279,794
Vertical Holdco GmbH 7.625% 7/15/28 (b)		1,581,000	1,465,178
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,435,000	1,345,170
			6,727,010
Marine Transportation - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		65,000	62,843
Seaspan Corp. 5.5% 8/1/29 (b)		645,000	501,332
			564,175
Passenger Airlines - 0.6%
Air Canada 3.875% 8/15/26 (b)		145,000	133,896
American Airlines, Inc.:
7.25% 2/15/28(b)		300,000	294,696
11.75% 7/15/25(b)		2,385,000	2,610,486
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26(b)		1,342,917	1,317,782
5.75% 4/20/29(b)		1,995,000	1,907,980
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		250,000	231,341
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		264,000	263,079
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		485,000	485,565
United Airlines, Inc.:
4.375% 4/15/26(b)		975,000	918,871
4.625% 4/15/29(b)		1,455,000	1,293,715
			9,457,411
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (b)		175,000	157,269
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)		570,000	517,554
CoreLogic, Inc. 4.5% 5/1/28 (b)		265,000	216,638
Korn Ferry 4.625% 12/15/27 (b)		75,000	69,755
TriNet Group, Inc.:
3.5% 3/1/29(b)		250,000	215,245
7.125% 8/15/31(b)		90,000	90,506
			1,266,967
Trading Companies & Distributors - 0.5%
Alta Equipment Group, Inc. 5.625% 4/15/26 (b)		500,000	462,755
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		480,000	474,163
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)		500,000	464,457
Foundation Building Materials, Inc. 6% 3/1/29 (b)		675,000	571,218
H&E Equipment Services, Inc. 3.875% 12/15/28 (b)		2,280,000	1,990,786
Herc Holdings, Inc. 5.5% 7/15/27 (b)		200,000	192,315
United Rentals North America, Inc.:
3.75% 1/15/32		500,000	420,460
3.875% 2/15/31		945,000	808,319
4% 7/15/30		877,000	768,531
4.875% 1/15/28		525,000	499,512
5.25% 1/15/30		100,000	95,032
6% 12/15/29(b)		100,000	99,369
			6,846,917
Transportation Infrastructure - 0.0%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)		185,000	157,251

TOTAL INDUSTRIALS			80,743,461

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.3%
CommScope, Inc. 4.75% 9/1/29 (b)		345,000	256,383
HTA Group Ltd. 7% 12/18/25 (b)		525,000	496,136
Hughes Satellite Systems Corp. 6.625% 8/1/26		1,155,000	1,001,963
IHS Netherlands Holdco BV 8% 9/18/27 (b)		95,000	84,898
ViaSat, Inc.:
5.625% 9/15/25(b)		1,350,000	1,277,438
5.625% 4/15/27(b)		775,000	692,366
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		347,000	288,848
			4,098,032
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp. 5% 12/15/29 (b)		500,000	444,100
Likewize Corp. 9.75% 10/15/25 (b)		1,310,000	1,283,859
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		95,000	79,604
TTM Technologies, Inc. 4% 3/1/29 (b)		885,000	768,711
			2,576,274
IT Services - 0.4%
Acuris Finance U.S. 5% 5/1/28 (b)		580,000	469,800
Gartner, Inc.:
3.625% 6/15/29(b)		1,199,000	1,053,142
3.75% 10/1/30(b)		80,000	69,084
4.5% 7/1/28(b)		610,000	568,847
GCI LLC 4.75% 10/15/28 (b)		720,000	624,600
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		760,000	653,253
5.25% 12/1/27(b)		440,000	421,300
Presidio Holdings, Inc. 8.25% 2/1/28 (b)		845,000	818,613
Rackspace Hosting, Inc.:
3.5% 2/15/28(b)		475,000	225,461
5.375% 12/1/28(b)		1,515,000	434,540
Tempo Acquisition LLC 5.75% 6/1/25 (b)		260,000	255,528
Twilio, Inc.:
3.625% 3/15/29		181,000	155,284
3.875% 3/15/31		540,000	452,245
Virtusa Corp. 7.125% 12/15/28 (b)		80,000	65,500
			6,267,197
Semiconductors & Semiconductor Equipment - 0.2%
Entegris Escrow Corp.:
4.75% 4/15/29(b)		515,000	479,130
5.95% 6/15/30(b)		2,510,000	2,403,616
Entegris, Inc. 3.625% 5/1/29 (b)		175,000	150,409
			3,033,155
Software - 1.2%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		1,020,000	938,400
Boxer Parent Co., Inc.:
7.125% 10/2/25(b)		745,000	745,931
9.125% 3/1/26(b)		605,000	603,493
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		1,920,000	1,893,634
Clarivate Science Holdings Corp.:
3.875% 7/1/28(b)		755,000	665,268
4.875% 7/1/29(b)		935,000	815,374
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		1,155,000	1,033,095
9% 9/30/29(b)		2,015,000	1,801,164
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		765,000	769,973
Elastic NV 4.125% 7/15/29 (b)		170,000	146,137
Fair Isaac Corp.:
4% 6/15/28(b)		1,070,000	978,460
5.25% 5/15/26(b)		575,000	557,750
Gen Digital, Inc.:
5% 4/15/25(b)		815,000	798,936
6.75% 9/30/27(b)		765,000	766,928
7.125% 9/30/30(b)		840,000	845,649
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)		405,000	354,170
McAfee Corp. 7.375% 2/15/30 (b)		1,910,000	1,671,074
MicroStrategy, Inc. 6.125% 6/15/28 (b)		545,000	487,897
NCR Corp.:
5.125% 4/15/29(b)		1,425,000	1,295,950
5.25% 10/1/30(b)		155,000	139,106
Open Text Corp. 3.875% 2/15/28 (b)		225,000	200,232
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		345,000	297,299
4.125% 12/1/31(b)		385,000	319,580
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		75,000	72,203
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% 2/1/29 (b)		804,000	683,494
			18,881,197
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman:
5.75% 12/1/34		245,000	216,979
8.25% 12/15/29(b)		85,000	89,165
8.5% 7/15/31(b)		105,000	110,009
			416,153
TOTAL INFORMATION TECHNOLOGY			35,272,008

MATERIALS - 3.6%
Chemicals - 1.2%
ASP Unifrax Holdings, Inc. 5.25% 9/30/28 (b)		575,000	388,845
Avient Corp. 7.125% 8/1/30 (b)		700,000	699,330
Celanese U.S. Holdings LLC:
6.55% 11/15/30		290,000	290,143
6.7% 11/15/33		355,000	356,493
CVR Partners LP 6.125% 6/15/28 (b)		1,005,000	899,746
Element Solutions, Inc. 3.875% 9/1/28 (b)		182,000	160,000
Gpd Companies, Inc. 10.125% 4/1/26 (b)		545,000	511,171
GrafTech Finance, Inc. 4.625% 12/15/28 (b)		625,000	490,625
Invictus U.S. Newco LLC 5% 10/30/29 (b)		950,000	773,088
Iris Holding, Inc. 10% 12/15/28 (b)		800,000	636,000
Itelyum Regeneration SpA 4.625% 10/1/26 (b)	EUR	215,000	218,005
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(e)		190,000	138,700
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 7% 12/31/27 (b)		1,125,000	990,000
LSB Industries, Inc. 6.25% 10/15/28 (b)		160,000	146,328
Methanex Corp.:
5.125% 10/15/27		1,041,000	976,478
5.25% 12/15/29		565,000	514,694
5.65% 12/1/44		602,000	492,384
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		435,000	352,744
4.875% 6/1/24(b)		230,000	226,219
5% 5/1/25(b)		200,000	190,350
5.25% 6/1/27(b)		122,000	108,465
Nufarm Australia Ltd. 5% 1/27/30 (b)		510,000	453,642
Olin Corp. 5% 2/1/30		375,000	343,376
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		380,000	311,972
6.25% 10/1/29(b)		405,000	326,053
9.75% 11/15/28(b)		985,000	992,217
Rain Carbon, Inc. 12.25% 9/1/29 (b)		525,000	541,527
Rain CII Carbon LLC/CII Carbon Corp. 7.25% 4/1/25 (b)		17,000	16,701
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		80,000	71,986
6.625% 5/1/29(b)		225,000	198,548
The Chemours Co. LLC:
4.625% 11/15/29(b)		500,000	415,672
5.375% 5/15/27		215,000	202,392
5.75% 11/15/28(b)		450,000	404,244
The Scotts Miracle-Gro Co.:
4% 4/1/31		1,465,000	1,151,461
4.375% 2/1/32		60,000	47,508
Tronox, Inc. 4.625% 3/15/29 (b)		1,150,000	947,641
W.R. Grace Holding LLC:
5.625% 8/15/29(b)		1,670,000	1,412,319
7.375% 3/1/31(b)		180,000	177,257
			17,574,324
Construction Materials - 0.2%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		650,000	633,744
Knife River Holding Co. 7.75% 5/1/31 (b)		150,000	153,537
Smyrna Ready Mix LLC 6% 11/1/28 (b)		720,000	691,297
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29(b)		730,000	683,824
6.5% 3/15/27(b)		1,000,000	991,700
White Cap Buyer LLC 6.875% 10/15/28 (b)		425,000	389,950
			3,544,052
Containers & Packaging - 1.0%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(e)		1,898,279	1,525,689
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		735,000	597,516
6% 6/15/27(b)		805,000	784,968
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27(b)		310,000	263,721
5.25% 8/15/27(b)		640,000	544,455
Ball Corp.:
2.875% 8/15/30		100,000	81,554
4.875% 3/15/26		295,000	286,578
6% 6/15/29		1,280,000	1,260,937
6.875% 3/15/28		950,000	964,240
Berry Global, Inc. 4.875% 7/15/26 (b)		160,000	154,430
BWAY Holding Co. 7.875% 8/15/26 (b)		645,000	635,161
Cascades, Inc. 5.375% 1/15/28 (b)		475,000	447,094
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		220,000	209,341
8.75% 4/15/30(b)		285,000	257,736
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		965,000	841,533
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		550,000	468,796
Intelligent Packaging Holdco I 9% 1/15/26 pay-in-kind (b)(e)		1,066,000	875,128
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		712,000	640,900
Owens-Brockway Glass Container, Inc.:
6.375% 8/15/25(b)		650,000	648,463
7.25% 5/15/31(b)		240,000	242,148
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (b)		375,000	332,813
Sealed Air Corp.:
5% 4/15/29(b)		720,000	668,088
6.875% 7/15/33(b)		425,000	427,423
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)		510,000	501,114
Trident Holdings, Inc. 12.75% 12/31/28 (b)		870,000	904,889
TriMas Corp. 4.125% 4/15/29 (b)		75,000	65,438
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		319,000	300,901
8.5% 8/15/27(b)		227,000	215,320
			15,146,374
Metals & Mining - 1.0%
Alcoa Nederland Holding BV 6.125% 5/15/28 (b)		580,000	573,250
Arsenal AIC Parent LLC 8% 10/1/30 (b)		580,000	592,319
ATI, Inc.:
4.875% 10/1/29		80,000	72,227
5.125% 10/1/31		495,000	439,080
7.25% 8/15/30		630,000	636,426
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (b)		1,706,000	1,696,052
Cleveland-Cliffs, Inc. 6.75% 4/15/30 (b)		400,000	381,329
Commercial Metals Co.:
3.875% 2/15/31		120,000	102,286
4.125% 1/15/30		360,000	318,454
Compass Minerals International, Inc. 6.75% 12/1/27 (b)		210,000	203,637
Constellium NV 5.875% 2/15/26 (b)		145,000	142,285
Eldorado Gold Corp. 6.25% 9/1/29 (b)		505,000	430,482
ERO Copper Corp. 6.5% 2/15/30 (b)		972,000	844,240
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		1,135,000	1,096,785
7.5% 4/1/25(b)		393,000	391,379
8.625% 6/1/31(b)		475,000	483,371
FMG Resources Pty Ltd.:
4.375% 4/1/31(b)		100,000	83,807
4.5% 9/15/27(b)		325,000	299,845
5.875% 4/15/30(b)		725,000	672,995
Hecla Mining Co. 7.25% 2/15/28		1,925,000	1,890,206
HudBay Minerals, Inc.:
4.5% 4/1/26(b)		420,000	396,423
6.125% 4/1/29(b)		1,674,000	1,573,835
Kaiser Aluminum Corp.:
4.5% 6/1/31(b)		310,000	250,486
4.625% 3/1/28(b)		479,000	423,592
Mineral Resources Ltd. 8.5% 5/1/30 (b)		345,000	346,234
New Gold, Inc. 7.5% 7/15/27 (b)		320,000	305,497
Novelis Corp.:
3.25% 11/15/26(b)		55,000	49,831
3.875% 8/15/31(b)		95,000	78,656
4.75% 1/30/30(b)		755,000	675,681
PMHC II, Inc. 9% 2/15/30 (b)		365,000	301,054
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		255,000	228,141
			15,979,885
Paper & Forest Products - 0.2%
LABL, Inc.:
5.875% 11/1/28(b)		455,000	413,481
6.75% 7/15/26(b)		35,000	34,210
8.25% 11/1/29(b)		1,050,000	878,546
9.5% 11/1/28(b)		160,000	164,683
10.5% 7/15/27(b)		778,000	744,636
Mercer International, Inc. 5.125% 2/1/29		125,000	102,257
SPA Holdings 3 OY 4.875% 2/4/28 (b)		380,000	315,555
			2,653,368
TOTAL MATERIALS			54,898,003

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		175,000	152,470
Iron Mountain, Inc. 4.5% 2/15/31 (b)		100,000	85,905
MGM Growth Properties Operating Partnership LP:
3.875% 2/15/29(b)		950,000	800,375
5.75% 2/1/27		660,000	644,325
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		1,370,000	889,641
4.625% 8/1/29		430,000	310,528
5% 10/15/27		2,195,000	1,734,000
5.25% 8/1/26		80,000	67,965
Omega Healthcare Investors, Inc. 3.25% 4/15/33		360,000	268,693
Park Intermediate Holdings LLC 4.875% 5/15/29 (b)		565,000	490,138
RHP Hotel Properties LP/RHP Finance Corp.:
4.5% 2/15/29(b)		685,000	601,293
7.25% 7/15/28(b)		85,000	85,425
SBA Communications Corp. 3.125% 2/1/29		215,000	184,081
Senior Housing Properties Trust:
4.375% 3/1/31		950,000	716,786
4.75% 5/1/24		825,000	783,042
9.75% 6/15/25		565,000	555,574
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29(b)		3,130,000	2,136,227
10.5% 2/15/28(b)		390,000	389,077
Uniti Group, Inc. 6% 1/15/30 (b)		1,125,000	743,141
VICI Properties LP / VICI Note Co.:
4.125% 8/15/30(b)		195,000	170,739
4.5% 1/15/28(b)		975,000	904,781
			12,714,206
Real Estate Management & Development - 0.6%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		143,200	129,059
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)		805,000	766,348
Five Point Operation Co. LP 7.875% 11/15/25 (b)		694,000	647,165
Forestar Group, Inc. 3.85% 5/15/26 (b)		1,025,000	949,041
Greystar Real Estate Partners 7.75% 9/1/30 (b)		200,000	202,010
Howard Hughes Corp.:
4.125% 2/1/29(b)		855,000	705,375
4.375% 2/1/31(b)		928,000	739,570
5.375% 8/1/28(b)		1,730,000	1,557,593
Hunt Companies, Inc. 5.25% 4/15/29 (b)		975,000	744,743
Kennedy-Wilson, Inc. 4.75% 2/1/30		275,000	211,852
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,900,000	1,679,280
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		6,000	4,290
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		5,000	3,471
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		1,408,000	1,291,338
			9,631,135
TOTAL REAL ESTATE			22,345,341

UTILITIES - 1.9%
Electric Utilities - 0.9%
Clearway Energy Operating LLC:
3.75% 2/15/31(b)		365,000	300,095
3.75% 1/15/32(b)		45,000	36,841
4.75% 3/15/28(b)		165,000	152,567
DPL, Inc.:
4.125% 7/1/25		250,000	237,824
4.35% 4/15/29		35,000	30,144
FirstEnergy Corp. 3.4% 3/1/50		380,000	251,513
NRG Energy, Inc.:
3.375% 2/15/29(b)		195,000	160,732
3.625% 2/15/31(b)		1,540,000	1,201,862
3.875% 2/15/32(b)		750,000	579,588
5.25% 6/15/29(b)		922,000	829,893
Pattern Energy Operations LP 4.5% 8/15/28 (b)		220,000	200,290
PG&E Corp.:
5% 7/1/28		1,310,000	1,205,079
5.25% 7/1/30		4,050,000	3,598,108
Vistra Operations Co. LLC:
4.375% 5/1/29(b)		1,225,000	1,080,012
5% 7/31/27(b)		1,627,000	1,530,208
5.5% 9/1/26(b)		205,000	197,736
5.625% 2/15/27(b)		2,147,000	2,066,938
			13,659,430
Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25		210,000	206,096
5.875% 8/20/26		375,000	355,762
9.375% 6/1/28(b)		230,000	235,757
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26(b)		810,000	761,425
5.875% 4/1/29(b)		1,575,000	1,389,629
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5% 6/1/31(b)		1,050,000	902,559
5.875% 3/1/27		210,000	204,850
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		975,000	857,981
			4,914,059
Independent Power and Renewable Electricity Producers - 0.7%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		515,000	459,223
Calpine Corp.:
3.75% 3/1/31(b)		50,000	41,686
4.5% 2/15/28(b)		540,000	499,892
5% 2/1/31(b)		685,000	579,560
5.125% 3/15/28(b)		6,424,000	5,852,778
Sunnova Energy Corp. 5.875% 9/1/26 (b)		230,000	202,390
Talen Energy Supply LLC 8.625% 6/1/30 (b)		1,210,000	1,259,863
TerraForm Global, Inc. 6.125% 3/1/26 (b)		755,000	725,744
TransAlta Corp. 7.75% 11/15/29		205,000	212,261
			9,833,397
Water Utilities - 0.0%
Solaris Midstream Holdings LLC 7.625% 4/1/26 (b)		515,000	506,128

TOTAL UTILITIES			28,913,014

TOTAL NONCONVERTIBLE BONDS			643,998,113
TOTAL CORPORATE BONDS (Cost $727,723,728)			646,490,476

U.S. Treasury Obligations - 1.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
2.5% 3/31/27 (i)(j)	2,570,000	2,408,170
2.625% 5/31/27	10,130,000	9,508,746
2.75% 4/30/27	2,175,000	2,052,911
3.875% 3/31/25	2,965,000	2,911,375
4.25% 5/31/25	5,930,000	5,857,497
4.5% 11/30/24	1,615,000	1,600,490
4.625% 2/28/25	1,240,000	1,231,427
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,356,574)		25,570,616

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022, 0% 11/1/43 (e) (Cost $1,151,364)	2,068,482	1,065,268

Common Stocks - 1.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Intelsat Emergence SA (f)(k)	104,734	4,807,291
Intelsat Jackson Holdings SA:
Series A rights (f)(k)	10,966	101,326
Series B rights (f)(k)	10,966	373,392
		5,282,009
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp.	16,177	1,426,973
Mesquite Energy, Inc. (f)(k)	46,770	3,994,188
		5,421,161
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co.	2,461	687,726
Life Sciences Tools & Services - 0.1%
Avantor, Inc. (k)	34,812	753,680
Danaher Corp.	2,132	564,980
		1,318,660
TOTAL HEALTH CARE		2,006,386
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity Ltd.	2,300	304,497
IT Services - 0.0%
GTT Communications, Inc. (f)	24,499	304,523
TOTAL INFORMATION TECHNOLOGY		609,020
MATERIALS - 0.3%
Chemicals - 0.2%
TPC Group, Inc. (f)(h)	164,025	3,654,477
Metals & Mining - 0.1%
Constellium NV (k)	41,600	748,800
TOTAL MATERIALS		4,403,277
UTILITIES - 0.1%
Gas Utilities - 0.1%
Ferrellgas Partners LP Class B (k)	5,547	887,528
TOTAL COMMON STOCKS (Cost $11,657,270)		18,609,381

Bank Loan Obligations - 2.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4311% 12/30/27 (e)(g)(l)	475,137	394,958
Media - 0.1%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4181% 8/24/26 (e)(g)(l)	1,034,743	646,714
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% 8/24/26 (d)(e)(g)(l)	1,706,869	41,153
		687,867
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.96% 5/25/24 (e)(g)(l)	44,763	40,659
Xplornet Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 10/1/28 (g)(l)(m)	1,569,045	1,256,633
2LN, term loan CME Term SOFR 1 Month Index + 7.000% 9/30/29 (g)(l)(m)	375,000	179,063
		1,476,355
TOTAL COMMUNICATION SERVICES		2,559,180
CONSUMER DISCRETIONARY - 0.4%
Broadline Retail - 0.0%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1955% 3/5/28 (e)(g)(l)	439,410	437,626
Diversified Consumer Services - 0.1%
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (e)(g)(l)	609,209	508,690
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4285% 7/21/28 (e)(g)(l)	1,103,001	1,093,350
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.2879% 9/18/24 (e)(g)(l)	658,823	649,296
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8/1/30 (g)(l)(m)	15,000	15,028
		1,757,674
Household Durables - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (e)(g)(l)	234,381	232,037
Sunset Debt Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10/6/28 (g)(l)(m)	1,698,500	1,409,755
		1,641,792
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 12/18/27 (e)(g)(l)	1,086,102	1,055,365
Wand NewCo 3, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 8.1723% 2/5/26 (e)(g)(l)	590,897	589,668
		1,645,033
TOTAL CONSUMER DISCRETIONARY		5,990,815
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC:
term loan CME Term SOFR 1 Month Index + 5.500% 9.1645% 2/7/28 (e)(f)(g)(l)	680,346	646,328
Tranche BB 1LN, term loan:
6 month U.S. LIBOR + 4.000% 9.1645% 2/5/25 (e)(g)(l)	152,725	152,534
CME Term SOFR 1 Month Index + 4.000% 9.1645% 2/5/25 (e)(g)(l)	321,942	320,735
Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.1645% 2/7/28 (e)(f)(g)(l)	355,057	337,304
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(f)(g)(l)	864,602	0
term loan 3 month U.S. LIBOR + 0.000% 0% (d)(f)(g)(l)	373,000	0
Prairie ECI Acquiror LP 1LN, term loan 1 month U.S. LIBOR + 4.750% 3/11/26 (g)(l)(m)	685,000	682,863
		2,139,764
FINANCIALS - 0.4%
Financial Services - 0.0%
Venator Finance SARL/Venator Capital Management Ltd. 1LN, term loan 0% 9/14/23 (e)(l)	560,369	581,383
Insurance - 0.4%
Acrisure LLC Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1955% 2/15/27 (e)(g)(l)	324,175	317,150
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8138% 11/6/27 (e)(g)(l)	35,448	35,420
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6955% 1/20/29 (e)(g)(l)	6,595,000	5,765,151
		6,117,721
TOTAL FINANCIALS		6,699,104
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4311% 11/23/27 (e)(g)(l)	392,632	245,395
Da Vinci Purchaser Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4455% 1/8/27 (e)(g)(l)	54,026	53,472
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3419% 10/1/27 (e)(g)(l)	144,260	141,871
		440,738
Health Care Technology - 0.0%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8202% 2/15/29 (e)(g)(l)	269,258	265,779
TOTAL HEALTH CARE		706,517
INDUSTRIALS - 0.2%
Building Products - 0.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (e)(g)(l)	435,954	372,196
Commercial Services & Supplies - 0.0%
ABG Intermediate Holdings 2 LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4187% 12/21/28 (e)(g)(l)	124,259	124,282
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 5.9018% 12/21/28 (e)(g)(l)(n)	40,741	40,748
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8719% 8/1/30 (e)(g)(l)	180,000	173,668
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (e)(g)(l)	438,900	399,215
		737,913
Construction & Engineering - 0.0%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (e)(f)(l)	82,741	79,953
Passenger Airlines - 0.1%
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7637% 7/2/27 (e)(g)(l)	808,000	841,694
Professional Services - 0.1%
CoreLogic, Inc.:
2LN, term loan 1 month U.S. LIBOR + 0.000% 4/13/29 (g)(l)(m)	203,676	169,815
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 6/2/28 (e)(g)(l)	432,797	402,657
Nielsen Holdings PLC 2LN, term loan 3 month U.S. LIBOR + 0.000% 10/11/29 (f)(g)(l)(m)	415,000	406,700
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4455% 8/27/25 (e)(g)(l)	173,141	172,924
		1,152,096
TOTAL INDUSTRIALS		3,183,852
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 9/25/26 (g)(l)(m)	176,552	144,195
IT Services - 0.1%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.3419% 6/30/28 (e)(g)(l)	995,186	568,918
Software - 0.8%
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1811% 12/10/29 (e)(g)(l)	1,687,000	1,438,876
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 12/10/28 (e)(g)(l)	391,030	375,530
Boxer Parent Co., Inc. Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 5.500% 10/2/25 (g)(l)(m)	440,000	434,188
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (e)(g)(l)	1,517,000	1,514,785
Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 9.231% 6/13/24 (e)(g)(l)	1,508,300	1,506,264
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1681% 3/1/29 (e)(g)(l)	208,945	204,766
RealPage, Inc. 2LN, term loan 1 month U.S. LIBOR + 0.000% 2/17/29 (g)(l)(m)	750,000	750,623
Skillsoft Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7/16/28 (g)(l)(m)	1,890,300	1,741,779
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 10/7/27 (e)(g)(l)	114,418	114,156
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6184% 5/3/26 (e)(g)(l)	1,918,080	1,915,875
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6184% 5/3/27 (e)(g)(l)	2,874,807	2,854,799
		12,851,641
TOTAL INFORMATION TECHNOLOGY		13,564,754
MATERIALS - 0.0%
Chemicals - 0.0%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (e)(g)(l)	338,300	324,135
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2535% 11/9/28 (e)(g)(l)	93,000	91,547
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 8/8/24 (e)(g)(l)	440,000	205,150
		620,832
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.6061% 4/13/29 (e)(g)(l)	77,285	76,705
TOTAL MATERIALS		697,537
UTILITIES - 0.1%
Electric Utilities - 0.1%
Heritage Power LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/28/26 (g)(l)(m)	1,651,509	350,946
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 6/23/25 (e)(g)(l)	881,421	879,711
		1,230,657
TOTAL BANK LOAN OBLIGATIONS (Cost $42,523,575)		36,772,180

Fixed-Income Funds - 50.5%
	Shares	Value ($)
High Yield Fixed-Income Funds - 50.5%
Artisan High Income Fund Investor Shares	24,902,133	217,893,643
BlackRock High Yield Bond Portfolio Class K	15,220,089	103,801,010
Eaton Vance Income Fund of Boston Class A	24,340,321	121,701,607
Fidelity Capital & Income Fund (o)	14,410,101	135,310,853
MainStay High Yield Corporate Bond Fund Class A	25,388,771	127,959,408
Vanguard High-Yield Corporate Fund Admiral Shares	13,723,880	71,775,894

TOTAL FIXED-INCOME FUNDS (Cost $770,827,603)		778,442,415

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd. 7% 12/31/99 (b)(e)	25,875	3,215
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6542% (e)(g)(p)	737,000	681,400
EnLink Midstream Partners LP 3 month U.S. LIBOR + 4.110% 9.6184% 12/31/99 (e)(g)(p)	55,000	49,956
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7362% (e)(g)(p)	295,000	272,017
		1,003,373
FINANCIALS - 0.1%
Banks - 0.1%
Bank of America Corp. 5.875% (e)(p)	380,000	361,015
Citigroup, Inc. 3.875% (e)(p)	25,000	21,913
JPMorgan Chase & Co.:
4.6% (e)(p)	275,000	259,071
6.1% (e)(p)	380,000	387,789
Wells Fargo & Co. 5.9% (e)(p)	205,000	205,456
		1,235,244
Capital Markets - 0.0%
Charles Schwab Corp. 4% (e)(p)	240,000	183,610
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (e)(p)	240,000	169,110
4.7% (e)(p)	255,000	164,696
		333,806
TOTAL FINANCIALS		1,752,660
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (e)	410,000	405,334
Air Lease Corp. 4.125% 12/31/99 (e)(p)	120,000	87,563
Aircastle Ltd. 5.25% 12/31/99 (b)(e)(p)	191,000	152,657
		645,554
UTILITIES - 0.4%
Electric Utilities - 0.1%
NRG Energy, Inc. 10.25% (b)(e)(p)	550,000	567,250
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.:
7% (b)(e)(p)	1,775,000	1,669,349
8% (b)(e)(p)	3,520,000	3,469,325
		5,138,674
TOTAL UTILITIES		5,705,924
TOTAL PREFERRED SECURITIES (Cost $9,145,186)		9,110,726

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (q)	4,407,439	4,408,320
State Street Institutional U.S. Government Money Market Fund Premier Class 5.28% (r)	9,748,750	9,748,750
TOTAL MONEY MARKET FUNDS (Cost $14,156,923)		14,157,070

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,603,542,223)	1,530,218,132
NET OTHER ASSETS (LIABILITIES) - 0.8%	11,587,210
NET ASSETS - 100.0%	1,541,805,342

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	13	Dec 2023	1,443,406	14,459	14,459
CBOT 2-Year U.S. Treasury Note Contracts (United States)	50	Dec 2023	10,190,234	22,384	22,384
CBOT 5-Year U.S. Treasury Note Contracts (United States)	100	Dec 2023	10,692,188	53,872	53,872

TOTAL PURCHASED					90,715

Sold

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	10	Dec 2023	1,216,875	(20,265)	(20,265)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	Dec 2023	776,813	(9,572)	(9,572)

TOTAL SOLD					(29,837)

TOTAL FUTURES CONTRACTS					60,878
The notional amount of futures purchased as a percentage of Net Assets is 1.5%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

GBP	13,350	USD	16,974	Bank of America, N.A.	10/20/23	(59)
GBP	303,840	USD	387,530	Deutsche Bank AG	10/20/23	(2,567)
USD	962,686	GBP	734,513	Goldman Sachs Intl London	10/20/23	32,063
USD	859,661	EUR	786,085	Bank of America, N.A.	11/24/23	3,920
USD	574,697	EUR	524,057	HSBC Bank	11/24/23	4,202

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						37,559
Unrealized Appreciation						40,185
Unrealized Depreciation						(2,626)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5-Year CDX N.A. HY Series 40		Jun 2028	ICE	(5%)	Quarterly	16,163,000	(530,322)	0	(530,322)

Sell Protection
Community Health Systems, Inc.	Caa2	Dec 2026	ICE	5%	Quarterly	484,000	(112,583)	0	(112,583)

TOTAL CREDIT DEFAULT SWAPS							(642,905)	0	(642,905)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $519,041,742 or 33.7% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Level 3 security
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,312,406 or 0.3% of net assets.

(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $407,338.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,705,909.
(k)	Non-income producing
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	The coupon rate will be determined upon settlement of the loan after period end.
(n)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $26,481 and $26,486, respectively.

(o)	Affiliated Fund
(p)	Security is perpetual in nature with no stated maturity date.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	632,128

TPC Group, Inc.	12/16/22	1,776,472

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	4,863,615	43,927,936	44,383,230	129,697	-	(1)	4,408,320	0.0%
Total	4,863,615	43,927,936	44,383,230	129,697	-	(1)	4,408,320

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Capital & Income Fund	154,562,357	3,522,211	25,548,155	3,522,211	(502,903)	3,277,343	135,310,853
	154,562,357	3,522,211	25,548,155	3,522,211	(502,903)	3,277,343	135,310,853

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	5,282,009	-	-	5,282,009
Energy	5,421,161	1,426,973	-	3,994,188
Health Care	2,006,386	2,006,386	-	-
Information Technology	609,020	304,497	-	304,523
Materials	4,403,277	748,800	-	3,654,477
Utilities	887,528	887,528	-	-

Corporate Bonds	646,490,476	-	645,832,546	657,930

U.S. Government and Government Agency Obligations	25,570,616	-	25,570,616	-

Municipal Securities	1,065,268	-	1,065,268	-

Bank Loan Obligations	36,772,180	-	35,301,895	1,470,285

Fixed-Income Funds	778,442,415	778,442,415	-	-

Preferred Securities	9,110,726	-	9,110,726	-

Money Market Funds	14,157,070	14,157,070	-	-
Total Investments in Securities:	1,530,218,132	797,973,669	716,881,051	15,363,412
Derivative Instruments:

Assets
Futures Contracts	90,715	90,715	-	-
Forward Foreign Currency Contracts	40,185	-	40,185	-
Total Assets	130,900	90,715	40,185	-

Liabilities
Futures Contracts	(29,837)	(29,837)	-	-
Forward Foreign Currency Contracts	(2,626)	-	(2,626)	-
Swaps	(642,905)	-	(642,905)	-
Total Liabilities	(675,368)	(29,837)	(645,531)	-
Total Derivative Instruments:	(544,468)	60,878	(605,346)	-

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$20,713,321
Net Realized Gain (Loss) on Investment Securities	917,074
Net Unrealized Gain (Loss) on Investment Securities	(4,987,818)
Cost of Purchases	1,817,122
Proceeds of Sales	(2,860,530)
Amortization/Accretion	4,243
Transfers into Level 3	-
Transfers out of Level 3	(240,000)
Ending Balance	$15,363,412
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2023	$1,089,802

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	0	(642,905)
Total Credit Risk	0	(642,905)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	40,185	(2,626)
Total Foreign Exchange Risk	40,185	(2,626)
Interest Rate Risk
Futures Contracts (c)	90,715	(29,837)
Total Interest Rate Risk	90,715	(29,837)
Total Value of Derivatives	130,900	(675,368)

(a)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,488,115,409)	$1,390,498,959
Fidelity Central Funds (cost $4,408,176)	4,408,320
Other affiliated issuers (cost $111,018,638)	135,310,853

Total Investment in Securities (cost $1,603,542,223)		$1,530,218,132
Segregated cash with brokers for derivative instruments		264,500
Cash		150,716
Foreign currency held at value (cost $8,968)		8,938
Receivable for investments sold		708,665
Unrealized appreciation on forward foreign currency contracts		40,185
Receivable for fund shares sold		404,521
Dividends receivable		1,000,563
Interest receivable		11,743,491
Distributions receivable from Fidelity Central Funds		26,550
Receivable for daily variation margin on futures contracts		35,586
Prepaid expenses		2,816
Other receivables		52,485
Total assets		1,544,657,148
Liabilities
Payable for investments purchased	$1,659,074
Unrealized depreciation on forward foreign currency contracts	2,626
Payable for fund shares redeemed	840,925
Distributions payable	53,964
Accrued management fee	212,098
Payable for daily variation margin on centrally cleared OTC swaps	495
Other payables and accrued expenses	82,624
Total Liabilities		2,851,806
Commitments and contingent liabilities (see Commitments note)
Net Assets		$1,541,805,342
Net Assets consist of:
Paid in capital		$1,808,826,628
Total accumulated earnings (loss)		(267,021,286)
Net Assets		$1,541,805,342
Net Asset Value, offering price and redemption price per share ($1,541,805,342 ÷ 184,603,276 shares)		$8.35

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$22,326,751
Affiliated issuers		3,522,211
Interest		24,549,792
Income from Fidelity Central Funds		129,697
Total Income		50,528,451
Expenses
Management fee	$3,259,665
Custodian fees and expenses	13,365
Independent trustees' fees and expenses	4,910
Registration fees	20,298
Audit	22,820
Legal	64,995
Miscellaneous	6,084
Total expenses before reductions	3,392,137
Expense reductions	(1,973,463)
Total expenses after reductions		1,418,674
Net Investment income (loss)		49,109,777
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(15,816,089)
Affiliated issuers	(502,903)
Forward foreign currency contracts	(82,085)
Foreign currency transactions	23,812
Futures contracts	(225,900)
Swaps	(1,151,014)
Total net realized gain (loss)		(17,754,179)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	28,520,138
Fidelity Central Funds	(1)
Other affiliated issuers	3,277,343
Forward foreign currency contracts	21,805
Assets and liabilities in foreign currencies	(645)
Futures contracts	193,134
Swaps	812,965
Total change in net unrealized appreciation (depreciation)		32,824,739
Net gain (loss)		15,070,560
Net increase (decrease) in net assets resulting from operations		$64,180,337
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,109,777	$130,688,286
Net realized gain (loss)	(17,754,179)	(138,632,726)
Change in net unrealized appreciation (depreciation)	32,824,739	(199,330,307)
Net increase (decrease) in net assets resulting from operations	64,180,337	(207,274,747)
Distributions to shareholders	(48,815,729)	(124,387,863)

Share transactions
Proceeds from sales of shares	64,920,701	183,183,822
Reinvestment of distributions	48,480,159	123,643,674
Cost of shares redeemed	(234,760,409)	(2,485,776,576)

Net increase (decrease) in net assets resulting from share transactions	(121,359,549)	(2,178,949,080)
Total increase (decrease) in net assets	(105,994,941)	(2,510,611,690)

Net Assets
Beginning of period	1,647,800,283	4,158,411,973
End of period	$1,541,805,342	$1,647,800,283

Other Information
Shares
Sold	7,829,617	21,455,480
Issued in reinvestment of distributions	5,825,906	14,620,666
Redeemed	(28,322,925)	(286,484,971)
Net increase (decrease)	(14,667,402)	(250,408,825)

Financial Highlights
Strategic Advisers® Income Opportunities Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.27	$9.25	$9.58	$9.32	$9.34	$9.53
Income from Investment Operations
Net investment income (loss) B,C	.259	.508	.440	.473	.515	.513
Net realized and unrealized gain (loss)	.078	(1.000)	(.279)	.241	(.001)	(.222)
Total from investment operations	.337	(.492)	.161	.714	.514	.291
Distributions from net investment income	(.257)	(.488)	(.461)	(.454)	(.530)	(.469)
Distributions from net realized gain	-	-	(.030)	-	(.004)	(.012)
Total distributions	(.257)	(.488)	(.491)	(.454)	(.534)	(.481)
Net asset value, end of period	$8.35	$8.27	$9.25	$9.58	$9.32	$9.34
Total Return D,E	4.12%	(5.25)%	1.61%	8.05%	5.57%	3.21%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.43% H	.42%	.38%	.39%	.34%	.36%
Expenses net of fee waivers, if any	.18% H	.17%	.13%	.14%	.09%	.11%
Expenses net of all reductions	.18% H	.17%	.13%	.14%	.09%	.11%
Net investment income (loss)	6.20% H	5.96%	4.57%	5.10%	5.44%	5.49%
Supplemental Data
Net assets, end of period (000 omitted)	$1,541,805	$1,647,800	$4,158,412	$7,204,043	$2,042,054	$2,642,485
Portfolio turnover rate I	19% H	21%	33%	43%	40%	22%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Strategic Advisers Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$13,235,197	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	4.6 - 6.5 / 5.2	Increase
			Discount for lack of marketability (DLOM)	15.0%	Decrease
		Market approach	Transaction price	$85.40	Increase
		Discounted cash flow	Discount rate	5.6%	Decrease
			Term	0.6	Increase
Corporate Bonds	$657,930	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Enterprise Value/Proved reserves multiple (EV/PR)	0.8	Increase
			Enterprise Value/PV-10 multiple (EV/PV-10)	0.4	Increase
			Daily production multiple ($/Million cubic feet per day)	$4,050.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	18.6%	Decrease
Bank Loan Obligations	$1,470,285	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.5	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	14.7%	Decrease
		Indicative market price	Evaluated bid	$95.00 - $98.00 / $95.88	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Income Opportunities Fund	$52,485

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships, equity-debt classifications, contingent interest, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,073,256
Gross unrealized depreciation	(118,297,056)
Net unrealized appreciation (depreciation)	$(69,223,800)
Tax cost	$1,598,897,464

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(43,005,176)
Long-term	(131,673,845)
Total capital loss carryforward	$(174,679,021)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Strategic Advisers Income Opportunities Fund	SilverBow Resources, Inc.	$755,000	$ -
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Income Opportunities Fund
Credit Risk
Swaps	(1,151,014)	812,965
Total Credit Risk	(1,151,014)	812,965
Foreign Exchange Risk
Forward Foreign Currency Contracts	(82,085)	21,805
Total Foreign Exchange Risk	(82,085)	21,805
Interest Rate Risk
Futures Contracts	(225,900)	193,134
Total Interest Rate Risk	(225,900)	193,134
Totals	(1,458,999)	1,027,904

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Income Opportunities Fund	140,862,947	262,181,451
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .41% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser), PGIM, Inc. and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Income Opportunities Fund	$1,564
8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2026. During the period, this waiver reduced the Fund's management fee by $1,969,270.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,193.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Strategic Advisers® Income Opportunities Fund	.18%
Actual		$ 1,000	$ 1,041.20	$ .92
Hypothetical-B		$ 1,000	$ 1,024.23	$ .92

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers Income Opportunities Fund

In March 2023, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the fee schedule in the existing sub-advisory agreement among Strategic Advisers, T. Rowe Price Associates, Inc. (the Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement became effective as of January 1, 2023 and will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2022 meeting.
The Board noted that it had approved the existing sub-advisory agreement with the Sub-Adviser at its September 2022 meeting and the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.
The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board also considered that Amended Sub-Advisory Agreement will not impact the fund's management fee at current asset levels. Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow.  The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund is not expected to bear any additional expenses as a result of the Amended Sub-Advisory Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912883.113
SRQ-SANN-1023
Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Fidelity Advisor Small Cap Growth Fund Class Z	5.7
Fidelity SAI Small-Mid Cap 500 Index Fund	5.4
Fidelity Small Cap Index Fund	3.1
PIMCO StocksPLUS Small Fund Institutional Class	2.1
Fidelity SAI Real Estate Index Fund	1.0
Alight, Inc. Class A	0.6
Berry Global Group, Inc.	0.6
Atkore, Inc.	0.6
Henry Schein, Inc.	0.6
QuidelOrtho Corp.	0.5
20.2

Market Sectors (% of Fund's net assets)
(Stocks Only)
Industrials	19.2
Financials	12.0
Information Technology	11.6
Health Care	10.5
Consumer Discretionary	10.0
Consumer Staples	4.2
Materials	3.8
Energy	3.6
Real Estate	2.8
Communication Services	2.2
Utilities	1.0

Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 80.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	128,607	9,077,082
EchoStar Holding Corp. Class A (a)	28,980	503,672
Iridium Communications, Inc.	111,784	5,471,827
Liberty Latin America Ltd.:
Class A (a)	249,772	2,232,962
Class C (a)	114,804	1,028,644
		18,314,187
Entertainment - 0.1%
Live Nation Entertainment, Inc. (a)	58,448	4,940,609
Playtika Holding Corp. (a)	113,824	1,110,922
Sciplay Corp. (A Shares) (a)	20,032	454,726
Take-Two Interactive Software, Inc. (a)	21,589	3,069,956
		9,576,213
Interactive Media & Services - 1.2%
Baidu, Inc. sponsored ADR (a)	37,252	5,320,703
CarGurus, Inc. Class A (a)	724,194	13,115,153
Eventbrite, Inc. (a)	352,882	3,574,695
IAC, Inc. (a)	111,404	6,163,983
Meta Platforms, Inc. Class A (a)	23,975	7,093,963
Shutterstock, Inc. (b)	49,989	2,105,037
TripAdvisor, Inc. (a)(b)	351,460	5,310,561
TrueCar, Inc. (a)	92,952	222,155
Yelp, Inc. (a)	143,711	6,158,016
Ziff Davis, Inc. (a)	525,668	35,035,772
ZipRecruiter, Inc. (a)(b)	902,511	13,709,142
		97,809,180
Media - 0.6%
AMC Networks, Inc. Class A (a)	69,600	810,144
Cable One, Inc.	8,046	5,234,486
Criteo SA sponsored ADR (a)	198,212	5,846,263
Integral Ad Science Holding Corp. (a)	174,960	2,496,679
Interpublic Group of Companies, Inc.	110,604	3,606,796
Nexstar Broadcasting Group, Inc. Class A	125,942	20,503,358
Paramount Global Class B (b)	68,600	1,035,174
TEGNA, Inc.	564,327	9,328,325
Thryv Holdings, Inc. (a)	27,142	553,425
		49,414,650
TOTAL COMMUNICATION SERVICES		175,114,230
CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 0.8%
Autoliv, Inc.	18,216	1,777,882
BorgWarner, Inc. (b)	133,700	5,448,275
Dana, Inc.	280,154	4,513,281
Fox Factory Holding Corp. (a)	60,886	6,746,778
Gentex Corp.	207,350	6,772,051
LCI Industries (b)	98,744	12,370,648
Lear Corp.	54,002	7,781,148
Modine Manufacturing Co. (a)	221,850	10,557,842
Phinia, Inc. (b)	26,740	743,372
Standard Motor Products, Inc.	41,592	1,540,152
The Goodyear Tire & Rubber Co. (a)	622,429	8,035,558
		66,286,987
Automobiles - 0.1%
Harley-Davidson, Inc.	132,600	4,475,250
Winnebago Industries, Inc. (b)	34,600	2,243,810
		6,719,060
Broadline Retail - 0.1%
1stDibs.com, Inc. (a)	290,873	1,303,111
Dillard's, Inc. Class A (b)	3,020	1,042,262
Global-e Online Ltd. (a)	33,940	1,345,042
Kohl's Corp. (b)	83,700	2,229,768
Macy's, Inc. (b)	125,000	1,528,750
Qurate Retail, Inc. Series A (a)	261,800	202,895
		7,651,828
Distributors - 0.8%
LKQ Corp.	635,147	33,364,272
Pool Corp. (b)	91,278	33,371,237
		66,735,509
Diversified Consumer Services - 1.1%
ADT, Inc. (b)	1,873,592	12,028,461
Bright Horizons Family Solutions, Inc. (a)(b)	304,155	28,718,315
Frontdoor, Inc. (a)	150,987	4,955,393
Grand Canyon Education, Inc. (a)	166,971	19,577,350
Laureate Education, Inc. Class A	493,722	6,877,547
Nerdy, Inc. Class A (a)(b)	1,180,143	5,523,069
Perdoceo Education Corp.	59,376	983,860
Service Corp. International	176,108	11,114,176
Stride, Inc. (a)	42,542	1,807,610
WW International, Inc. (a)	47,308	459,361
		92,045,142
Hotels, Restaurants & Leisure - 2.0%
Bloomin' Brands, Inc.	257,105	7,214,366
Bowlero Corp. Class A (a)(b)	957,376	10,531,136
Boyd Gaming Corp.	61,698	4,125,745
Carrols Restaurant Group, Inc. (a)	377,159	2,632,570
Cava Group, Inc. (b)	27,374	1,215,679
Churchill Downs, Inc.	175,460	21,981,629
Dave & Buster's Entertainment, Inc. (a)(b)	54,154	2,126,628
Dine Brands Global, Inc. (b)	87,438	4,789,854
Expedia, Inc. (a)	17,631	1,911,024
Genius Sports Ltd. (a)	1,388,969	9,222,754
Hilton Grand Vacations, Inc. (a)	134,232	5,868,623
International Game Technology PLC	78,201	2,503,996
Jack in the Box, Inc.	17,400	1,398,438
Krispy Kreme, Inc. (b)	271,738	3,638,572
Kura Sushi U.S.A., Inc. Class A (a)(b)	144,884	12,658,515
MGM Resorts International	57,508	2,529,202
Papa John's International, Inc. (b)	69,555	5,265,314
Planet Fitness, Inc. (a)	225,253	13,695,382
Sportradar Holding AG (a)(b)	370,881	4,272,549
Sweetgreen, Inc. Class A (a)	220,838	3,171,234
Texas Roadhouse, Inc. Class A	80,666	8,397,331
TH International Ltd. (b)	1,386,629	3,050,584
Vail Resorts, Inc.	73,680	16,675,258
Wendy's Co. (b)	471,990	9,340,682
Wingstop, Inc.	15,666	2,516,586
		160,733,651
Household Durables - 1.2%
Cavco Industries, Inc. (a)	7,147	1,997,729
Ethan Allen Interiors, Inc. (b)	16,432	515,636
Installed Building Products, Inc.	52,171	7,550,709
La-Z-Boy, Inc. (b)	123,103	3,797,728
Mohawk Industries, Inc. (a)	76,892	7,796,080
NVR, Inc. (a)	308	1,964,218
PulteGroup, Inc.	194,020	15,921,281
Skyline Champion Corp. (a)	222,380	15,849,023
Taylor Morrison Home Corp. (a)	212,842	10,088,711
Tempur Sealy International, Inc.	174,935	8,172,963
Toll Brothers, Inc.	123,040	10,080,667
TopBuild Corp. (a)	28,260	8,197,661
TRI Pointe Homes, Inc. (a)	50,508	1,570,799
Whirlpool Corp. (b)	28,700	4,016,852
		97,520,057
Leisure Products - 0.4%
Brunswick Corp.	173,097	13,695,435
JAKKS Pacific, Inc. (a)	20,244	398,402
Malibu Boats, Inc. Class A (a)	55,000	2,670,800
MasterCraft Boat Holdings, Inc. (a)	15,689	341,393
Polaris, Inc. (b)	54,571	6,116,863
Sturm, Ruger & Co., Inc.	14,896	768,336
Topgolf Callaway Brands Corp. (a)(b)	282,603	4,928,596
		28,919,825
Specialty Retail - 2.5%
Academy Sports & Outdoors, Inc.	69,073	3,769,314
Advance Auto Parts, Inc.	60,844	4,187,284
America's Car Mart, Inc. (a)	14,933	1,662,192
Bath & Body Works, Inc.	176,165	6,495,204
Boot Barn Holdings, Inc. (a)	45,777	4,200,040
Burlington Stores, Inc. (a)	96,519	15,661,173
Caleres, Inc. (b)	69,266	1,985,856
CarParts.com, Inc. (a)	255,175	1,232,495
Five Below, Inc. (a)	68,017	11,696,203
Floor & Decor Holdings, Inc. Class A (a)(b)	23,869	2,379,739
Foot Locker, Inc. (b)	202,464	3,972,344
Group 1 Automotive, Inc. (b)	18,026	4,766,435
Haverty Furniture Companies, Inc. (b)	97,079	3,038,573
Leslie's, Inc. (a)	412,926	2,584,917
Lithia Motors, Inc. Class A (sub. vtg.) (b)	45,057	13,878,457
Monro, Inc.	27,753	908,633
Murphy U.S.A., Inc.	88,895	28,236,608
National Vision Holdings, Inc. (a)	550,779	10,084,763
Overstock.com, Inc. (a)(b)	76,088	1,986,658
Penske Automotive Group, Inc. (b)	63,033	10,356,322
PetMed Express, Inc.	15,617	176,004
Revolve Group, Inc. (a)(b)	307,197	4,500,436
RH (a)	4,348	1,587,846
Sally Beauty Holdings, Inc. (a)	896,160	9,104,986
Signet Jewelers Ltd.	67,510	5,063,250
The Aaron's Co., Inc.	128,600	1,552,202
The Buckle, Inc.	76,720	2,803,349
The Children's Place, Inc. (a)(b)	86,141	2,283,598
The ODP Corp. (a)	66,800	3,294,576
Valvoline, Inc.	565,371	19,471,377
Warby Parker, Inc. (a)	165,031	1,982,022
Williams-Sonoma, Inc. (b)	98,080	13,848,896
		198,751,752
Textiles, Apparel & Luxury Goods - 1.0%
Canada Goose Holdings, Inc. (a)(b)	311,161	4,894,563
Capri Holdings Ltd. (a)	49,100	2,577,259
Crocs, Inc. (a)	130,014	12,655,563
Deckers Outdoor Corp. (a)	5,872	3,106,816
Hanesbrands, Inc. (b)	560,331	2,941,738
PVH Corp.	133,112	11,128,163
Ralph Lauren Corp.	59,256	6,911,027
Samsonite International SA (a)(c)	813,100	2,721,617
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	290,408	14,610,426
Steven Madden Ltd. (b)	139,374	4,808,403
Tapestry, Inc.	222,597	7,416,932
Under Armour, Inc. Class C (non-vtg.) (a)(b)	859,401	5,921,273
		79,693,780
TOTAL CONSUMER DISCRETIONARY		805,057,591
CONSUMER STAPLES - 4.2%
Beverages - 0.6%
Celsius Holdings, Inc. (a)	125,487	24,600,471
Coca-Cola Bottling Co. Consolidated	4,069	2,843,824
Duckhorn Portfolio, Inc. (a)	37,615	467,931
Molson Coors Beverage Co. Class B	215,418	13,676,889
National Beverage Corp. (a)(b)	20,630	1,058,525
Primo Water Corp.	570,963	8,712,895
		51,360,535
Consumer Staples Distribution & Retail - 1.3%
Albertsons Companies, Inc.	284,640	6,375,936
BJ's Wholesale Club Holdings, Inc. (a)	514,066	34,642,908
Casey's General Stores, Inc.	46,707	11,415,658
Grocery Outlet Holding Corp. (a)	73,740	2,274,879
Ingles Markets, Inc. Class A	100,731	7,870,113
Performance Food Group Co. (a)	457,468	28,422,487
PriceSmart, Inc.	22,231	1,766,920
SpartanNash Co.	71,900	1,564,544
Sprouts Farmers Market LLC (a)	124,700	5,086,513
U.S. Foods Holding Corp. (a)	104,162	4,211,270
Weis Markets, Inc. (b)	14,504	940,874
		104,572,102
Food Products - 1.2%
Conagra Brands, Inc.	106,200	3,173,256
Darling Ingredients, Inc. (a)	100,281	6,193,355
Flowers Foods, Inc.	158,915	3,744,037
Fresh Del Monte Produce, Inc.	61,994	1,583,947
Freshpet, Inc. (a)(b)	32,597	2,461,399
Hostess Brands, Inc. Class A (a)	376,413	10,720,242
Ingredion, Inc.	148,696	15,302,305
John B. Sanfilippo & Son, Inc.	7,920	794,772
Lamb Weston Holdings, Inc.	155,875	15,183,784
Lancaster Colony Corp.	59,825	9,882,492
Nomad Foods Ltd. (a)	983,763	18,042,213
SunOpta, Inc. (a)(b)	1,275,094	5,597,663
The Hain Celestial Group, Inc. (a)	356,708	3,777,538
Tootsie Roll Industries, Inc.	15,368	494,081
		96,951,084
Household Products - 0.3%
Reynolds Consumer Products, Inc. (b)	275,500	7,518,395
Spectrum Brands Holdings, Inc. (b)	165,532	13,767,296
WD-40 Co. (b)	12,010	2,580,589
		23,866,280
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	55,691	2,311,177
elf Beauty, Inc. (a)	132,443	18,371,169
Herbalife Ltd. (a)(b)	262,207	3,938,349
Inter Parfums, Inc.	51,272	7,164,237
MediFast, Inc. (b)	9,660	814,724
Nu Skin Enterprises, Inc. Class A	41,491	991,220
The Honest Co., Inc. (a)(b)	2,788,602	4,127,131
USANA Health Sciences, Inc. (a)	9,855	633,578
		38,351,585
Tobacco - 0.3%
Turning Point Brands, Inc.	272,240	6,702,549
Vector Group Ltd.	1,654,283	17,717,371
		24,419,920
TOTAL CONSUMER STAPLES		339,521,506
ENERGY - 3.6%
Energy Equipment & Services - 0.7%
Borr Drilling Ltd. (a)	673,041	4,704,557
Cactus, Inc.	41,792	2,229,185
Championx Corp.	495,816	17,893,999
Expro Group Holdings NV (a)	139,623	3,282,537
Nextier Oilfield Solutions, Inc. (a)	158,314	1,679,712
Noble Corp. PLC	59,286	3,126,744
ProPetro Holding Corp. (a)	202,679	1,953,826
Select Water Solutions, Inc. Class A (b)	211,864	1,705,505
TechnipFMC PLC	629,302	11,981,910
U.S. Silica Holdings, Inc. (a)	137,537	1,695,831
Weatherford International PLC (a)	47,175	4,175,931
		54,429,737
Oil, Gas & Consumable Fuels - 2.9%
APA Corp.	107,977	4,733,712
Ardmore Shipping Corp.	32,210	400,692
Berry Corp.	177,200	1,518,604
California Resources Corp. (b)	62,900	3,512,336
Cameco Corp. (b)	665,531	24,624,647
Chesapeake Energy Corp. (b)	27,858	2,457,354
Civitas Resources, Inc. (b)	39,600	3,255,912
CONSOL Energy, Inc. (b)	68,941	5,931,684
Delek U.S. Holdings, Inc.	51,132	1,316,649
DT Midstream, Inc.	139,040	7,270,402
Enerplus Corp. (b)	130,668	2,235,729
Green Plains, Inc. (a)	214,378	6,654,293
HF Sinclair Corp.	490,595	27,026,879
International Seaways, Inc.	135,140	5,806,966
Kosmos Energy Ltd. (a)	1,173,138	8,540,445
Magnolia Oil & Gas Corp. Class A	329,721	7,517,639
Matador Resources Co. (b)	132,006	8,382,381
National Energy Services Reunited Corp. (a)	249,594	1,135,653
New Fortress Energy, Inc.	264,644	8,214,550
Northern Oil & Gas, Inc.	131,789	5,512,734
Overseas Shipholding Group, Inc. (a)	423,293	1,862,489
Ovintiv, Inc.	125,443	5,890,803
Par Pacific Holdings, Inc. (a)	117,969	4,052,235
PBF Energy, Inc. Class A (b)	226,576	10,624,149
Peabody Energy Corp. (b)	95,222	2,054,891
Permian Resource Corp. Class A (b)	886,723	12,573,732
Scorpio Tankers, Inc.	48,368	2,443,068
SFL Corp. Ltd.	142,000	1,604,600
SM Energy Co.	239,709	10,142,088
Southwestern Energy Co. (a)	412,212	2,794,797
Talos Energy, Inc. (a)	275,707	4,747,675
Viper Energy Partners LP	783,476	21,796,302
Vital Energy, Inc. (a)(b)	64,568	3,892,805
Vitesse Energy, Inc. (b)	13,405	311,532
Whitecap Resources, Inc.	828,796	6,796,127
World Kinect Corp. (b)	322,033	7,052,523
		234,689,077
TOTAL ENERGY		289,118,814
FINANCIALS - 12.0%
Banks - 3.0%
Ameris Bancorp	49,293	2,008,690
BankUnited, Inc.	187,614	4,924,868
Berkshire Hills Bancorp, Inc.	50,258	1,050,392
Cathay General Bancorp	102,900	3,666,327
Citizens Financial Group, Inc.	86,200	2,424,806
Coastal Financial Corp. of Washington (a)	9,525	419,576
Columbia Banking Systems, Inc.	316,771	6,487,470
Comerica, Inc.	221,917	10,676,427
Commerce Bancshares, Inc.	148,000	7,265,320
Cullen/Frost Bankers, Inc.	91,999	8,696,665
Dime Community Bancshares, Inc.	64,991	1,384,958
East West Bancorp, Inc.	264,016	14,610,645
Esquire Financial Holdings, Inc.	6,076	284,114
Fifth Third Bancorp	94,000	2,495,700
First Bancorp, Puerto Rico	486,770	6,746,632
First Citizens Bancshares, Inc.	18,316	24,917,086
First Hawaiian, Inc.	380,500	7,195,255
First Interstate Bancsystem, Inc.	237,242	6,146,940
First Merchants Corp.	68,213	2,035,476
Fulton Financial Corp.	203,500	2,712,655
Hancock Whitney Corp.	134,340	5,541,525
Hanmi Financial Corp.	108,800	1,884,416
HomeStreet, Inc.	66,800	631,260
Hope Bancorp, Inc.	278,100	2,689,227
Huntington Bancshares, Inc.	280,531	3,111,089
KeyCorp	239,300	2,711,269
New York Community Bancorp, Inc.	176,164	2,163,294
OFG Bancorp	100,700	3,037,112
Old National Bancorp, Indiana	235,777	3,597,957
PacWest Bancorp	108,800	864,960
Peapack-Gladstone Financial Corp.	52,343	1,427,394
Peoples Bancorp, Inc.	40,051	1,032,114
Pinnacle Financial Partners, Inc.	62,454	4,156,938
Preferred Bank, Los Angeles	51,863	3,221,211
Regions Financial Corp.	259,200	4,753,728
ServisFirst Bancshares, Inc. (b)	127,627	7,152,217
Southstate Corp.	56,450	4,081,335
Synovus Financial Corp.	74,653	2,311,257
Texas Capital Bancshares, Inc. (a)	111,489	6,961,373
Veritex Holdings, Inc.	102,500	1,928,025
Webster Financial Corp.	160,929	6,824,999
WesBanco, Inc.	48,800	1,237,568
Westamerica Bancorp.	23,792	1,047,562
Western Alliance Bancorp.	264,610	13,233,146
Wintrust Financial Corp.	360,205	27,955,510
Zions Bancorp NA	253,475	8,998,363
		238,704,851
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	49,796	6,673,162
Ares Management Corp.	22,651	2,343,019
Artisan Partners Asset Management, Inc. (b)	60,028	2,306,276
BGC Group, Inc. Class A	493,935	2,440,039
Blue Owl Capital, Inc. Class A (b)	144,204	1,723,238
Carlyle Group LP	288,970	9,348,180
Cboe Global Markets, Inc.	166,652	24,949,471
Cohen & Steers, Inc. (b)	21,957	1,431,157
Diamond Hill Investment Group, Inc.	2,662	449,239
Donnelley Financial Solutions, Inc. (a)	70,448	3,470,973
Evercore, Inc. Class A	179,231	25,101,302
FactSet Research Systems, Inc.	32,937	14,374,036
Federated Hermes, Inc.	74,724	2,597,406
Houlihan Lokey	61,258	6,452,918
Jefferies Financial Group, Inc.	119,803	4,275,769
Lazard Ltd. Class A	95,039	3,301,655
LPL Financial	154,302	35,580,498
MarketAxess Holdings, Inc.	46,252	11,143,494
Moelis & Co. Class A	274,555	13,016,653
Morningstar, Inc.	38,983	9,070,175
P10, Inc. (b)	807,497	9,730,339
PJT Partners, Inc. (b)	45,573	3,599,811
SEI Investments Co.	90,127	5,593,282
Sprott, Inc. (b)	255,695	8,512,087
StepStone Group, Inc. Class A	321,882	9,936,497
Stifel Financial Corp.	121,389	7,892,713
Tradeweb Markets, Inc. Class A	95,848	8,284,143
Victory Capital Holdings, Inc.	66,514	2,289,412
Virtu Financial, Inc. Class A	400,950	7,513,803
WisdomTree Investments, Inc. (b)	1,208,972	8,825,496
		252,226,243
Consumer Finance - 0.4%
Ally Financial, Inc.	137,800	3,815,682
Enova International, Inc. (a)	94,081	4,746,386
FirstCash Holdings, Inc.	48,859	4,364,086
Navient Corp. (b)	326,000	5,753,900
PRA Group, Inc. (a)	73,807	1,437,760
PROG Holdings, Inc. (a)	67,700	2,322,110
Regional Management Corp.	71,100	1,953,828
SLM Corp. (b)	762,715	10,861,062
		35,254,814
Financial Services - 2.5%
Acacia Research Corp. (a)	2,758,823	10,511,116
Banco Latinoamericano de Comer Series E	75,700	1,786,520
Cannae Holdings, Inc. (a)	500,938	9,833,413
Cass Information Systems, Inc. (b)	10,232	392,295
Essent Group Ltd.	82,572	4,146,766
Euronet Worldwide, Inc. (a)	244,224	21,335,409
EVERTEC, Inc. (b)	221,303	8,756,960
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	34,125	5,743,920
FleetCor Technologies, Inc. (a)	47,262	12,842,503
Flywire Corp. (a)	74,689	2,582,746
i3 Verticals, Inc. Class A (a)	274,833	6,499,800
International Money Express, Inc. (a)	29,198	505,125
Jack Henry & Associates, Inc.	119,945	18,804,977
Jackson Financial, Inc. (b)	49,688	1,868,269
Marqeta, Inc. Class A (a)	383,769	2,360,179
MGIC Investment Corp.	261,047	4,589,206
NMI Holdings, Inc. (a)	149,364	4,274,798
Payoneer Global, Inc. (a)	1,545,800	9,568,502
Radian Group, Inc.	373,403	10,111,753
Repay Holdings Corp. (a)	497,698	4,588,776
Shift4 Payments, Inc. (a)	89,819	5,100,821
The Western Union Co.	480,161	5,929,988
Voya Financial, Inc.	68,937	4,803,530
Walker & Dunlop, Inc.	25,194	2,150,056
WEX, Inc. (a)	207,842	40,774,444
		199,861,872
Insurance - 2.9%
American Equity Investment Life Holding Co.	148,001	7,944,694
American Financial Group, Inc.	113,480	13,154,602
Assurant, Inc.	15,757	2,195,423
Assured Guaranty Ltd.	65,104	3,830,719
Axis Capital Holdings Ltd.	249,994	13,714,671
Brown & Brown, Inc.	237,586	17,605,123
CNA Financial Corp.	148,634	5,845,775
CNO Financial Group, Inc.	268,600	6,285,240
Crawford & Co.:
Class A	246,767	2,642,875
Class B	124,426	1,223,108
Erie Indemnity Co. Class A	22,047	6,145,160
Everest Re Group Ltd.	41,180	14,852,802
Fidelity National Financial, Inc.	200,610	8,305,254
First American Financial Corp.	62,800	3,873,504
Genworth Financial, Inc. Class A (a)	1,903,678	11,022,296
Goosehead Insurance (a)(b)	105,766	7,388,813
Hanover Insurance Group, Inc.	42,262	4,510,201
Kemper Corp.	89,480	4,202,876
Kinsale Capital Group, Inc. (b)	49,760	19,835,829
Lincoln National Corp.	80,400	2,063,064
Old Republic International Corp.	209,200	5,721,620
Primerica, Inc.	32,614	6,554,109
Reinsurance Group of America, Inc.	30,869	4,279,061
RenaissanceRe Holdings Ltd.	31,633	5,943,524
RLI Corp.	143,372	18,856,285
Ryan Specialty Group Holdings, Inc. (a)	11,620	566,475
Selective Insurance Group, Inc.	47,188	4,681,521
Universal Insurance Holdings, Inc.	16,100	203,826
Unum Group	121,200	5,961,828
W.R. Berkley Corp.	27,308	1,689,273
White Mountains Insurance Group Ltd. (b)	13,558	21,539,459
		232,639,010
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	93,300	1,891,191
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	211,080	4,721,860
Redwood Trust, Inc. (b)	266,700	2,136,267
		8,749,318
TOTAL FINANCIALS		967,436,108
HEALTH CARE - 10.5%
Biotechnology - 1.5%
Acelyrin, Inc.	20,789	526,585
Agios Pharmaceuticals, Inc. (a)(b)	154,673	4,242,680
Arcturus Therapeutics Holdings, Inc. (a)	132,940	4,034,729
Arcus Biosciences, Inc. (a)	26,667	546,674
Ascendis Pharma A/S sponsored ADR (a)(b)	6,735	660,165
Blueprint Medicines Corp. (a)	15,996	797,561
BridgeBio Pharma, Inc. (a)	22,520	673,573
Crinetics Pharmaceuticals, Inc. (a)	256,962	4,450,582
Exelixis, Inc. (a)	70,700	1,582,973
Halozyme Therapeutics, Inc. (a)	357,540	15,216,902
Incyte Corp. (a)	30,300	1,955,259
Insmed, Inc. (a)	257,061	5,627,065
Intellia Therapeutics, Inc. (a)	17,168	643,457
Ironwood Pharmaceuticals, Inc. Class A (a)	459,600	4,044,480
Karuna Therapeutics, Inc. (a)	5,826	1,093,890
Legend Biotech Corp. ADR (a)	97,737	6,779,038
Madrigal Pharmaceuticals, Inc. (a)	3,815	686,700
Morphic Holding, Inc. (a)	13,878	764,400
Natera, Inc. (a)	135,618	7,964,845
Neurocrine Biosciences, Inc. (a)	53,531	5,828,991
Oyster Point Pharma, Inc. rights (a)(d)	203,167	2
PureTech Health PLC (a)	466,716	1,171,829
Relay Therapeutics, Inc. (a)(b)	226,912	2,319,041
Repligen Corp. (a)	34,897	6,068,937
Sarepta Therapeutics, Inc. (a)	13,382	1,619,356
SpringWorks Therapeutics, Inc. (a)(b)	155,421	4,379,764
Ultragenyx Pharmaceutical, Inc. (a)(b)	123,055	4,527,193
United Therapeutics Corp. (a)	99,816	22,394,718
Vaxcyte, Inc. (a)	19,909	1,033,675
Veracyte, Inc. (a)	400,208	10,565,491
Viking Therapeutics, Inc. (a)	38,464	531,188
Vir Biotechnology, Inc. (a)	32,310	409,045
		123,140,788
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (d)	14,700	41,013
Atricure, Inc. (a)	40,785	1,841,443
Atrion Corp.	1,192	554,399
AxoGen, Inc. (a)	967,140	6,054,296
Bausch + Lomb Corp. (a)(b)	193,514	3,469,706
Embecta Corp.	204,737	3,752,829
Enovis Corp. (a)	36,563	2,048,991
Envista Holdings Corp. (a)	453,846	14,532,149
Globus Medical, Inc. (a)(b)	289,800	15,678,180
Haemonetics Corp. (a)	72,146	6,473,661
ICU Medical, Inc. (a)	60,097	8,715,868
Inari Medical, Inc. (a)	29,420	1,959,960
Insulet Corp. (a)	7,433	1,424,980
Integra LifeSciences Holdings Corp. (a)	235,618	10,023,190
iRhythm Technologies, Inc. (a)	13,337	1,378,646
Lantheus Holdings, Inc. (a)	271,815	18,603,019
LeMaitre Vascular, Inc.	14,356	829,920
Masimo Corp. (a)	30,015	3,430,114
Merit Medical Systems, Inc. (a)	287,870	18,792,154
Neogen Corp. (a)	450,536	10,416,392
Nevro Corp. (a)	210,233	4,213,069
Omnicell, Inc. (a)	46,503	2,644,161
QuidelOrtho Corp. (a)	528,537	43,530,307
Shockwave Medical, Inc. (a)	2,130	469,431
STERIS PLC	135,287	31,060,542
Tandem Diabetes Care, Inc. (a)(b)	109,696	3,001,283
Teleflex, Inc.	32,044	6,817,041
The Cooper Companies, Inc.	30,200	11,173,698
TransMedics Group, Inc. (a)	49,782	3,267,193
		236,197,635
Health Care Providers & Services - 3.3%
Acadia Healthcare Co., Inc. (a)	264,859	20,420,629
Amedisys, Inc. (a)	19,766	1,853,063
AMN Healthcare Services, Inc. (a)	128,324	11,341,275
Castle Biosciences, Inc. (a)	114,322	2,278,437
Chemed Corp.	69,310	35,447,906
Corvel Corp. (a)	8,038	1,739,825
DaVita HealthCare Partners, Inc. (a)	35,500	3,635,910
dentalcorp Holdings Ltd. (a)	2,458,915	12,119,874
DocGo, Inc. Class A (a)(b)	1,371,406	12,274,084
Encompass Health Corp.	508,557	36,127,889
Guardant Health, Inc. (a)	56,239	2,197,820
HealthEquity, Inc. (a)	388,465	26,240,811
Henry Schein, Inc. (a)	605,239	46,324,993
Molina Healthcare, Inc. (a)	63,615	19,728,284
National Research Corp. Class A	12,457	520,703
Patterson Companies, Inc.	141,670	4,255,767
Pediatrix Medical Group, Inc. (a)	535,591	7,567,901
Premier, Inc.	75,382	1,622,974
Quest Diagnostics, Inc.	23,900	3,142,850
RadNet, Inc. (a)	98,028	3,275,115
Select Medical Holdings Corp.	84,800	2,477,008
Universal Health Services, Inc. Class B	94,959	12,790,977
		267,384,095
Health Care Technology - 0.5%
Certara, Inc. (a)	947,777	15,316,076
Definitive Healthcare Corp. (a)(b)	402,270	3,781,338
Doximity, Inc. (a)(b)	316,784	7,552,131
HealthStream, Inc.	21,317	448,297
iCAD, Inc. (a)(b)	678,124	1,546,123
Simulations Plus, Inc. (b)	14,206	632,025
Veradigm, Inc. (a)	507,656	6,792,437
		36,068,427
Life Sciences Tools & Services - 1.7%
Avantor, Inc. (a)(b)	596,389	12,911,822
Azenta, Inc. (a)	147,061	8,298,652
Bio-Rad Laboratories, Inc. Class A (a)	30,142	12,062,828
Bio-Techne Corp.	183,460	14,383,264
Bruker Corp.	75,877	4,977,531
CryoPort, Inc. (a)	88,242	1,244,212
Fortrea Holdings, Inc.	232,538	6,406,422
Gerresheimer AG	11,275	1,465,903
Harvard Bioscience, Inc. (a)	292,974	1,292,015
ICON PLC (a)	53,453	13,894,573
Maravai LifeSciences Holdings, Inc. (a)	56,857	587,901
MaxCyte, Inc. (a)	953,460	3,489,664
Medpace Holdings, Inc. (a)	45,970	12,424,312
Quanterix Corp. (a)	704,541	18,881,699
Sotera Health Co. (a)(b)	854,667	13,794,325
West Pharmaceutical Services, Inc.	31,431	12,789,274
		138,904,397
Pharmaceuticals - 0.6%
Amphastar Pharmaceuticals, Inc. (a)	69,348	3,696,942
Arvinas Holding Co. LLC (a)	160,315	4,522,486
Catalent, Inc. (a)	131,775	6,584,797
Harrow Health, Inc. (a)(b)	632,900	9,601,093
Intra-Cellular Therapies, Inc. (a)	118,583	6,583,728
Jazz Pharmaceuticals PLC (a)	51,800	7,426,048
Phathom Pharmaceuticals, Inc. (a)(b)	229,213	3,298,375
Prestige Brands Holdings, Inc. (a)	43,919	2,561,795
Revance Therapeutics, Inc. (a)	31,044	547,306
Royalty Pharma PLC	55,062	1,641,949
Viatris, Inc.	235,900	2,535,925
		49,000,444
TOTAL HEALTH CARE		850,695,786
INDUSTRIALS - 19.2%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (a)	71,530	15,229,452
BWX Technologies, Inc.	208,184	15,355,652
Curtiss-Wright Corp.	57,428	11,944,450
Hexcel Corp.	28,533	2,091,469
Howmet Aerospace, Inc.	235,867	11,668,340
Huntington Ingalls Industries, Inc.	14,266	3,143,085
Kratos Defense & Security Solutions, Inc. (a)	205,485	3,306,254
Leonardo DRS, Inc. (a)(b)	203,277	3,480,102
Mercury Systems, Inc. (a)	308,539	12,110,156
Moog, Inc. Class A	38,400	4,460,544
Rheinmetall AG ADR	107,123	5,826,420
Rocket Lab U.S.A., Inc. Class A (a)(b)	228,296	1,440,548
Spirit AeroSystems Holdings, Inc. Class A	163,270	3,480,916
Textron, Inc.	90,916	7,065,082
		100,602,470
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	667,400	14,389,144
Forward Air Corp.	56,018	3,967,195
GXO Logistics, Inc. (a)	158,883	10,163,746
Hub Group, Inc. Class A (a)	38,794	3,027,484
		31,547,569
Building Products - 1.8%
A.O. Smith Corp.	106,924	7,751,990
Apogee Enterprises, Inc.	70,192	3,541,888
Armstrong World Industries, Inc.	111,654	8,551,580
Builders FirstSource, Inc. (a)	155,770	22,592,881
Carlisle Companies, Inc.	61,886	16,277,256
Fortune Brands Home & Security, Inc. (b)	170,080	11,738,922
Gibraltar Industries, Inc. (a)	79,861	5,991,971
Hayward Holdings, Inc. (a)	772,890	11,438,772
Lennox International, Inc. (b)	27,829	10,486,245
Masonite International Corp. (a)	70,304	7,220,924
Owens Corning	67,100	9,656,361
Simpson Manufacturing Co. Ltd.	71,307	11,392,006
Tecnoglass, Inc.	284,125	11,072,351
The AZEK Co., Inc. (a)	49,083	1,669,313
Trex Co., Inc. (a)	75,407	5,381,798
		144,764,258
Commercial Services & Supplies - 2.8%
ABM Industries, Inc.	159,486	7,243,854
ACCO Brands Corp.	96,400	513,812
ACV Auctions, Inc. Class A (a)	1,562,373	26,263,490
Brady Corp. Class A	39,089	1,971,649
Casella Waste Systems, Inc. Class A (a)	194,244	15,300,600
Cimpress PLC (a)	112,522	7,270,046
Clean Harbors, Inc. (a)	6,445	1,091,396
CoreCivic, Inc. (a)	1,162,151	12,504,745
Deluxe Corp. (b)	56,100	1,134,342
Driven Brands Holdings, Inc. (a)	535,919	8,065,581
Ennis, Inc.	21,810	464,553
GFL Environmental, Inc.	98,122	3,179,153
Heritage-Crystal Clean, Inc. (a)	271,872	12,261,427
Matthews International Corp. Class A	197,713	8,339,534
Millerknoll, Inc.	84,175	1,607,743
MSA Safety, Inc.	87,893	16,056,293
RB Global, Inc. (b)	555,147	34,263,673
Rollins, Inc.	195,070	7,718,920
Stericycle, Inc. (a)	214,831	9,497,679
Tetra Tech, Inc.	14,007	2,204,001
The Brink's Co.	235,542	17,856,439
UniFirst Corp.	77,355	13,624,536
Viad Corp. (a)	102,482	2,909,464
Waste Connections, Inc. (United States)	103,194	14,136,546
		225,479,476
Construction & Engineering - 1.0%
Argan, Inc.	146,258	6,213,040
Dycom Industries, Inc. (a)	83,448	8,338,959
EMCOR Group, Inc.	83,545	18,734,966
Fluor Corp. (a)	257,371	9,005,411
Granite Construction, Inc.	76,292	3,150,097
MasTec, Inc. (a)	72,760	7,238,892
MDU Resources Group, Inc.	237,733	4,840,244
Valmont Industries, Inc.	7,915	2,006,453
Willscot Mobile Mini Holdings (a)	583,546	23,937,057
		83,465,119
Electrical Equipment - 2.0%
Acuity Brands, Inc.	64,654	10,427,397
Atkore, Inc. (a)	304,375	46,864,619
Encore Wire Corp. (b)	20,600	3,395,086
EnerSys	32,805	3,443,869
Generac Holdings, Inc. (a)	116,306	13,818,316
Hubbell, Inc. Class B	44,207	14,413,692
Nextracker, Inc. Class A	139,215	5,863,736
nVent Electric PLC	195,334	11,044,184
Regal Rexnord Corp.	39,045	6,332,709
Sensata Technologies, Inc. PLC	656,029	24,679,811
Shoals Technologies Group, Inc. (a)	316,380	6,226,358
Vertiv Holdings Co.	301,848	11,889,793
Vicor Corp. (a)	66,039	4,475,463
		162,875,033
Ground Transportation - 0.8%
ArcBest Corp.	64,245	6,783,630
Heartland Express, Inc.	187,523	2,829,722
Knight-Swift Transportation Holdings, Inc. Class A	381,244	20,899,796
Landstar System, Inc.	88,643	16,825,328
Ryder System, Inc.	42,000	4,229,400
Saia, Inc. (a)	5,053	2,153,589
TFI International, Inc.	15,302	2,086,581
Werner Enterprises, Inc.	29,206	1,215,262
XPO, Inc. (a)	88,701	6,619,756
		63,643,064
Machinery - 3.6%
AGCO Corp.	90,566	11,731,014
Albany International Corp. Class A (b)	17,009	1,577,074
Allison Transmission Holdings, Inc.	291,221	17,604,309
Barnes Group, Inc.	41,606	1,635,116
Chart Industries, Inc. (a)(b)	83,270	15,036,897
Donaldson Co., Inc.	103,209	6,591,959
Energy Recovery, Inc. (a)	258,260	7,019,507
Graco, Inc.	202,883	16,015,584
Hillenbrand, Inc.	36,500	1,768,060
Hillman Solutions Corp. Class A (a)	802,687	7,264,317
IDEX Corp.	71,552	16,199,373
Ingersoll Rand, Inc.	146,301	10,184,013
ITT, Inc.	68,756	7,032,364
John Bean Technologies Corp.	43,591	4,791,087
Kadant, Inc.	9,830	2,160,044
Lincoln Electric Holdings, Inc.	137,628	26,487,885
Middleby Corp. (a)	117,330	17,082,075
Mueller Industries, Inc.	105,925	8,173,173
Nordson Corp.	90,018	21,976,995
Omega Flex, Inc. (b)	2,548	213,268
Oshkosh Corp.	79,933	8,299,443
RBC Bearings, Inc. (a)(b)	102,528	23,636,805
Snap-On, Inc.	67,098	18,022,523
Tennant Co.	82,363	6,789,182
Terex Corp.	61,920	3,752,971
Timken Co.	26,700	2,040,414
Titan International, Inc. (a)	109,800	1,382,382
Toro Co.	242,194	24,781,290
Watts Water Technologies, Inc. Class A	22,487	4,244,871
		293,493,995
Marine Transportation - 0.5%
Kirby Corp. (a)	139,947	11,591,810
Matson, Inc.	248,963	21,878,868
Star Bulk Carriers Corp. (b)	279,382	4,914,329
		38,385,007
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	206,527	8,667,938
United Airlines Holdings, Inc. (a)	49,900	2,485,519
		11,153,457
Professional Services - 3.7%
Alight, Inc. Class A (a)	6,655,339	50,846,790
ASGN, Inc. (a)	25,175	2,068,378
Barrett Business Services, Inc.	5,875	562,120
Booz Allen Hamilton Holding Corp. Class A (b)	45,146	5,115,493
Broadridge Financial Solutions, Inc.	46,222	8,606,999
CACI International, Inc. Class A (a)	62,525	20,508,825
CBIZ, Inc. (a)	440,230	24,701,305
Clarivate Analytics PLC (a)(b)	562,355	4,178,298
Concentrix Corp.	34,759	2,774,811
CSG Systems International, Inc.	24,199	1,314,248
Dun & Bradstreet Holdings, Inc.	564,900	6,157,410
ExlService Holdings, Inc. (a)	124,348	3,634,692
Exponent, Inc.	42,677	3,834,955
First Advantage Corp. (b)	787,287	10,982,654
Franklin Covey Co. (a)	9,915	423,073
FTI Consulting, Inc. (a)	34,183	6,351,885
Genpact Ltd.	290,081	10,828,724
Heidrick & Struggles International, Inc.	62,635	1,659,201
Insperity, Inc.	26,739	2,709,463
Jacobs Solutions, Inc.	19,003	2,561,984
Kforce, Inc. (b)	16,442	1,030,091
Korn Ferry	110,192	5,617,588
LegalZoom.com, Inc. (a)	264,510	3,018,059
Manpower, Inc.	56,200	4,432,494
Marlowe PLC (a)	1,873,683	14,194,018
Paycor HCM, Inc. (a)(b)	172,517	4,048,974
Paylocity Holding Corp. (a)	122,545	24,570,273
Robert Half, Inc.	171,291	12,668,682
Science Applications International Corp.	69,675	8,197,961
SS&C Technologies Holdings, Inc.	375,476	21,559,832
TaskUs, Inc. (a)	375,974	3,722,143
TransUnion Holding Co., Inc.	184,240	14,963,973
Verra Mobility Corp. (a)	641,394	11,410,399
		299,255,795
Trading Companies & Distributors - 1.2%
Alta Equipment Group, Inc. (b)	109,445	1,557,402
Applied Industrial Technologies, Inc.	47,459	7,326,246
Beacon Roofing Supply, Inc. (a)	46,886	3,743,847
BlueLinx Corp. (a)	4,272	381,319
Boise Cascade Co.	17,608	1,925,787
Core & Main, Inc. (a)(b)	139,190	4,571,000
Custom Truck One Source, Inc. Class A (a)	536,319	3,598,700
EVI Industries, Inc. (a)	294,052	7,768,854
Herc Holdings, Inc. (b)	61,370	7,986,692
Hudson Technologies, Inc. (a)	631,561	7,616,626
McGrath RentCorp.	18,930	1,913,823
MSC Industrial Direct Co., Inc. Class A	65,447	6,679,521
NOW, Inc. (a)	147,128	1,643,420
SiteOne Landscape Supply, Inc. (a)(b)	73,044	12,504,402
Veritiv Corp.	8,211	1,382,158
Watsco, Inc. (b)	28,034	10,219,795
WESCO International, Inc.	76,929	12,450,959
		93,270,551
TOTAL INDUSTRIALS		1,547,935,794
INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 0.4%
Applied Optoelectronics, Inc. (a)(b)	517,533	7,126,429
Ciena Corp. (a)	69,137	3,455,467
Clearfield, Inc. (a)(b)	37,496	1,317,984
EMCORE Corp. (a)	365,700	219,420
Extreme Networks, Inc. (a)	161,012	4,419,779
Juniper Networks, Inc.	363,444	10,583,489
Lumentum Holdings, Inc. (a)	118,280	6,402,496
NetScout Systems, Inc. (a)	59,588	1,706,004
		35,231,068
Electronic Equipment, Instruments & Components - 3.2%
Arrow Electronics, Inc. (a)	75,592	10,086,241
Avnet, Inc.	204,758	10,391,469
Badger Meter, Inc. (b)	25,871	4,296,656
Bel Fuse, Inc. Class B (non-vtg.)	299,863	15,682,835
Belden, Inc.	183,209	17,203,325
Celestica, Inc. (a)	747,894	17,433,409
Cognex Corp.	627,845	29,558,943
Crane Nxt Co. (b)	185,293	10,998,992
CTS Corp. (b)	24,066	1,074,547
ePlus, Inc. (a)	166,126	11,027,444
Fabrinet (a)	32,359	5,202,356
Flex Ltd. (a)	378,125	10,432,469
Identiv, Inc. (a)	465,941	3,848,673
Insight Enterprises, Inc. (a)	35,087	5,617,078
IPG Photonics Corp. (a)	28,419	3,079,483
Jabil, Inc.	104,825	11,994,077
Littelfuse, Inc.	7,869	2,101,653
Methode Electronics, Inc. Class A	28,600	922,350
Napco Security Technologies, Inc. (b)	22,578	559,483
Novanta, Inc. (a)	13,709	2,289,129
Par Technology Corp. (a)(b)	169,005	7,348,337
Powerfleet, Inc. (a)	1,588,444	3,907,572
Richardson Electronics Ltd. (b)	141,509	1,781,598
Sanmina Corp. (a)	117,683	6,554,943
ScanSource, Inc. (a)	54,100	1,773,398
TD SYNNEX Corp.	212,365	21,608,139
Trimble, Inc. (a)	455,311	24,946,490
Vishay Intertechnology, Inc.	130,300	3,575,432
Vishay Precision Group, Inc. (a)	11,078	399,030
Vontier Corp.	273,695	8,596,760
Zebra Technologies Corp. Class A (a)	19,009	5,227,665
		259,519,976
IT Services - 0.5%
Amdocs Ltd.	129,391	11,541,677
Digitalocean Holdings, Inc. (a)(b)	22,722	614,630
DXC Technology Co. (a)	124,243	2,576,800
Globant SA (a)(b)	45,728	9,350,004
Hackett Group, Inc. (b)	20,415	481,182
MongoDB, Inc. Class A (a)	4,372	1,667,044
Okta, Inc. (a)	211,481	17,660,778
		43,892,115
Semiconductors & Semiconductor Equipment - 2.7%
Allegro MicroSystems LLC (a)(b)	188,542	7,211,732
Ambarella, Inc. (a)	53,539	3,327,449
Amkor Technology, Inc.	750,925	20,995,863
Axcelis Technologies, Inc. (a)	28,970	5,566,586
AXT, Inc. (a)	292,916	761,582
Cirrus Logic, Inc. (a)	48,843	4,007,080
Diodes, Inc. (a)	35,800	2,930,230
Entegris, Inc.	247,200	25,033,944
FormFactor, Inc. (a)	256,656	9,065,090
GlobalFoundries, Inc. (a)(b)	187,296	10,348,104
indie Semiconductor, Inc. (a)(b)	720,884	4,829,923
Kulicke & Soffa Industries, Inc.	122,506	6,337,235
Lattice Semiconductor Corp. (a)	213,391	20,754,409
MACOM Technology Solutions Holdings, Inc. (a)	111,250	9,407,300
MaxLinear, Inc. Class A (a)	64,037	1,504,870
Monolithic Power Systems, Inc.	3,357	1,749,702
NVE Corp. (b)	3,752	331,864
ON Semiconductor Corp. (a)	82,855	8,157,903
Onto Innovation, Inc. (a)	58,817	8,174,387
Photronics, Inc. (a)	54,572	1,296,631
Power Integrations, Inc. (b)	256,276	21,532,310
Qorvo, Inc. (a)	22,916	2,460,949
Semtech Corp. (a)	53,531	1,399,836
Silicon Laboratories, Inc. (a)	26,855	3,621,665
Skyworks Solutions, Inc.	26,985	2,934,349
SMART Global Holdings, Inc. (a)	328,510	8,485,413
Synaptics, Inc. (a)	62,056	5,432,382
Teradyne, Inc.	75,003	8,090,574
Universal Display Corp.	50,621	8,228,950
Wolfspeed, Inc. (a)(b)	95,973	4,589,429
		218,567,741
Software - 4.1%
8x8, Inc. (a)(b)	1,131,594	3,677,681
ACI Worldwide, Inc. (a)	537,018	13,038,797
Alarm.com Holdings, Inc. (a)	71,169	4,168,368
American Software, Inc. Class A	26,824	309,281
Applied Digital Corp. (a)(b)	676,119	4,083,759
AppLovin Corp. (a)(b)	72,421	3,130,036
Box, Inc. Class A (a)	74,893	1,983,167
Check Point Software Technologies Ltd. (a)	41,316	5,560,720
Clearwater Analytics Holdings, Inc. (a)	513,897	9,327,231
CommVault Systems, Inc. (a)	136,903	9,351,844
Consensus Cloud Solutions, Inc. (a)	343,232	10,959,398
Couchbase, Inc. (a)	479,157	8,193,585
CyberArk Software Ltd. (a)	45,894	7,620,240
Descartes Systems Group, Inc. (a)	71,695	5,374,257
Digital Turbine, Inc. (a)	423,907	3,777,011
Dolby Laboratories, Inc. Class A (b)	53,045	4,480,711
Domo, Inc. Class B (a)	99,182	1,057,280
Dropbox, Inc. Class A (a)	161,340	4,483,639
Dynatrace, Inc. (a)	431,141	20,780,996
EngageSmart, Inc. (a)	26,290	465,596
Fair Isaac Corp. (a)	2,659	2,405,305
Five9, Inc. (a)	37,346	2,702,730
Freshworks, Inc. (a)	117,695	2,573,990
Gen Digital, Inc.	557,824	11,295,936
Guidewire Software, Inc. (a)	110,578	9,557,257
HubSpot, Inc. (a)	26,040	14,231,381
Informatica, Inc. (a)(b)	33,931	710,854
InterDigital, Inc. (b)	45,639	3,957,358
JFrog Ltd. (a)	162,694	4,667,691
Manhattan Associates, Inc. (a)	193,673	39,242,023
Monday.com Ltd. (a)	38,737	6,873,493
N-able, Inc. (a)	347,653	4,648,121
nCino, Inc. (a)(b)	240,875	7,917,561
NCR Corp. (a)	381,809	11,744,445
NICE Ltd. sponsored ADR (a)	43,651	8,503,215
Nutanix, Inc. Class A (a)	86,020	2,675,222
Oracle Corp.	57,587	6,932,899
Progress Software Corp.	36,239	2,204,781
PTC, Inc. (a)	21,175	3,116,325
Qualys, Inc. (a)	30,557	4,756,197
Rapid7, Inc. (a)	61,927	3,120,502
Similarweb Ltd. (a)(b)	1,197,876	8,193,472
Smartsheet, Inc. (a)(b)	244,960	10,222,181
Telos Corp. (a)	664,342	1,733,933
Tenable Holdings, Inc. (a)	180,101	8,171,182
Tyler Technologies, Inc. (a)	40,802	16,256,741
WalkMe Ltd. (a)(b)	364,720	3,687,319
Zeta Global Holdings Corp. (a)	451,141	3,667,776
		327,593,487
Technology Hardware, Storage & Peripherals - 0.7%
Dell Technologies, Inc.	112,852	6,346,796
Hewlett Packard Enterprise Co.	277,982	4,722,914
Immersion Corp.	245,723	1,724,975
NetApp, Inc.	40,494	3,105,890
Pure Storage, Inc. Class A (a)	113,322	4,146,452
Super Micro Computer, Inc. (a)	123,686	34,023,545
Xerox Holdings Corp.	164,200	2,609,138
		56,679,710
TOTAL INFORMATION TECHNOLOGY		941,484,097
MATERIALS - 3.8%
Chemicals - 1.0%
Ashland, Inc.	39,869	3,453,851
Avient Corp.	153,221	6,145,694
Axalta Coating Systems Ltd. (a)	357,436	10,115,439
CF Industries Holdings, Inc.	98,944	7,625,614
Eastman Chemical Co.	25,800	2,193,258
Ecovyst, Inc. (a)	319,376	3,270,410
Element Solutions, Inc.	160,890	3,317,552
FMC Corp.	80,207	6,916,250
Huntsman Corp.	272,960	7,607,395
Ingevity Corp. (a)	49,988	2,693,853
Innospec, Inc.	21,891	2,351,531
Koppers Holdings, Inc.	68,000	2,603,720
LSB Industries, Inc. (a)	44,870	454,084
Mativ, Inc. (b)	23,775	389,910
Methanex Corp.	41,244	1,754,932
Minerals Technologies, Inc.	28,684	1,752,592
NewMarket Corp.	5,917	2,778,860
Perimeter Solutions SA (a)(b)	698,418	4,127,650
RPM International, Inc.	56,540	5,639,300
The Chemours Co. LLC	71,000	2,415,420
The Mosaic Co.	81,800	3,177,930
Trinseo PLC	37,300	392,769
Tronox Holdings PLC (b)	125,000	1,705,000
		82,883,014
Construction Materials - 0.2%
Eagle Materials, Inc.	88,564	16,766,936
Containers & Packaging - 2.0%
Aptargroup, Inc.	191,969	25,447,411
Avery Dennison Corp.	37,949	7,148,833
Berry Global Group, Inc.	751,323	49,091,445
CCL Industries, Inc. Class B	368,811	16,483,493
Crown Holdings, Inc.	244,067	22,615,248
Graphic Packaging Holding Co.	888,029	19,749,765
Greif, Inc. Class A	49,400	3,585,946
O-I Glass, Inc. (a)	138,600	2,752,596
Ranpak Holdings Corp. (A Shares) (a)	1,052,281	6,660,939
Silgan Holdings, Inc.	52,500	2,369,325
TriMas Corp.	88,331	2,314,272
WestRock Co.	68,600	2,243,906
		160,463,179
Metals & Mining - 0.4%
Arch Resources, Inc. (b)	36,992	4,831,155
ATI, Inc. (a)(b)	134,720	6,106,858
Materion Corp.	29,277	3,185,045
Reliance Steel & Aluminum Co. (b)	27,800	7,921,888
Ryerson Holding Corp.	34,400	1,071,216
Steel Dynamics, Inc.	62,600	6,672,534
Teck Resources Ltd. Class B (b)	60,505	2,500,067
		32,288,763
Paper & Forest Products - 0.2%
Sylvamo Corp.	287,023	11,988,951
TOTAL MATERIALS		304,390,843
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Agree Realty Corp.	118,344	7,316,026
American Assets Trust, Inc.	48,500	1,038,385
Americold Realty Trust	434,509	14,621,228
Apartment Income (REIT) Corp.	319,594	10,885,372
Apartment Investment & Management Co. Class A	95,865	729,533
Apple Hospitality (REIT), Inc.	206,500	3,101,630
Brandywine Realty Trust (SBI)	307,700	1,538,500
Brixmor Property Group, Inc.	140,900	3,096,982
Broadstone Net Lease, Inc.	279,310	4,516,443
City Office REIT, Inc.	261,000	1,315,440
CorEnergy Infrastructure Trust, Inc. (b)	3,080	2,741
Cousins Properties, Inc.	71,597	1,682,530
CubeSmart	402,539	16,789,902
EastGroup Properties, Inc.	103,871	18,658,348
EPR Properties	72,200	3,233,116
Equity Commonwealth	398,002	7,573,978
Equity Lifestyle Properties, Inc.	147,265	9,860,864
Essex Property Trust, Inc.	9,751	2,324,541
First Industrial Realty Trust, Inc.	105,639	5,486,890
Franklin Street Properties Corp.	275,093	528,179
Global Net Lease, Inc.	190,184	2,158,588
Healthcare Trust of America, Inc.	492,072	8,621,101
Host Hotels & Resorts, Inc.	162,500	2,565,875
Industrial Logistics Properties Trust	121,900	479,067
Medical Properties Trust, Inc. (b)	218,700	1,579,014
Mid-America Apartment Communities, Inc.	69,617	10,110,477
NNN (REIT), Inc.	213,519	8,410,513
Office Properties Income Trust	132,285	978,909
Omega Healthcare Investors, Inc.	122,600	3,901,132
Outfront Media, Inc.	523,486	5,941,566
Pebblebrook Hotel Trust	304,437	4,405,203
Physicians Realty Trust (b)	415,959	5,785,990
Piedmont Office Realty Trust, Inc. Class A	252,400	1,733,988
Ryman Hospitality Properties, Inc.	93,940	7,987,718
Sabra Health Care REIT, Inc.	203,900	2,554,867
Service Properties Trust	254,722	2,104,004
Spirit Realty Capital, Inc.	58,150	2,245,172
Stag Industrial, Inc.	205,028	7,489,673
Sun Communities, Inc.	35,027	4,288,005
Tanger Factory Outlet Centers, Inc.	158,900	3,694,425
Uniti Group, Inc.	315,720	1,695,416
Universal Health Realty Income Trust (SBI)	10,686	498,288
		203,529,619
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC (a)	691,099	6,351,200
Douglas Elliman, Inc.	648,570	1,627,911
Jones Lang LaSalle, Inc. (a)	20,326	3,512,333
Kennedy-Wilson Holdings, Inc. (b)	109,844	1,754,209
Newmark Group, Inc.	974,485	6,909,099
		20,154,752
TOTAL REAL ESTATE		223,684,371
UTILITIES - 1.0%
Electric Utilities - 0.5%
IDACORP, Inc.	217,490	20,844,242
NRG Energy, Inc.	167,000	6,270,850
Pinnacle West Capital Corp.	31,117	2,404,411
Portland General Electric Co.	190,113	8,338,356
		37,857,859
Gas Utilities - 0.2%
Atmos Energy Corp.	97,750	11,334,113
National Fuel Gas Co.	38,900	2,090,486
Southwest Gas Holdings, Inc. (b)	100,234	6,207,492
UGI Corp.	78,300	1,971,594
		21,603,685
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	125,560	2,251,291
Vistra Corp.	494,830	15,547,559
		17,798,850
Multi-Utilities - 0.1%
NorthWestern Energy Corp.	132,487	6,677,345
Water Utilities - 0.0%
Consolidated Water Co., Inc.	12,687	337,982
TOTAL UTILITIES		84,275,721
TOTAL COMMON STOCKS (Cost $5,231,234,111)		6,528,714,861

Equity Funds - 17.3%
	Shares	Value ($)
Mid-Cap Blend Funds - 5.4%
Fidelity SAI Small-Mid Cap 500 Index Fund (e)	74,880,723	440,298,652
Sector Funds - 1.0%
Fidelity SAI Real Estate Index Fund (e)	11,589,841	79,854,002
Small Blend Funds - 5.2%
Fidelity Small Cap Discovery Fund (e)	50,073	1,286,386
Fidelity Small Cap Index Fund (e)	10,635,430	250,889,798
PIMCO StocksPLUS Small Fund Institutional Class	23,504,983	164,534,880
TOTAL SMALL BLEND FUNDS		416,711,064
Small Growth Funds - 5.7%
Fidelity Advisor Small Cap Growth Fund Class Z (e)	17,294,980	460,565,282
TOTAL EQUITY FUNDS (Cost $1,529,316,305)		1,397,429,000

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (f)	796,982	797,142
Fidelity Securities Lending Cash Central Fund 5.44% (f)(g)	454,963,420	455,008,917
State Street Institutional U.S. Government Money Market Fund Premier Class 5.28% (h)	144,804,610	144,804,610
TOTAL MONEY MARKET FUNDS (Cost $600,610,669)		600,610,669

TOTAL INVESTMENT IN SECURITIES - 105.6% (Cost $7,361,161,085)	8,526,754,530
NET OTHER ASSETS (LIABILITIES) - (5.6)%	(451,221,013)
NET ASSETS - 100.0%	8,075,533,517

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	13	Sep 2023	1,236,040	18,741	18,741
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Sep 2023	529,740	16,220	16,220

TOTAL FUTURES CONTRACTS					34,961
The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,721,617 or 0.0% of net assets.

(d)	Level 3 security
(e)	Affiliated Fund
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	3,637,066	13,515,705	16,355,629	35,730	-	-	797,142	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	608,507,105	898,485,397	1,051,983,585	1,057,916	-	-	455,008,917	1.6%
Total	612,144,171	912,001,102	1,068,339,214	1,093,646	-	-	455,806,059

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	447,939,948	-	-	-	-	12,625,334	460,565,282
Fidelity SAI Real Estate Index Fund	81,244,783	-	-	-	-	(1,390,781)	79,854,002
Fidelity SAI Small-Mid Cap 500 Index Fund	445,974,380	292,130,267	308,872,873	-	(30,602,529)	41,669,407	440,298,652
Fidelity Small Cap Discovery Fund	1,236,850	14,935	-	14,935	-	34,601	1,286,386
Fidelity Small Cap Index Fund	84,935,420	398,487,486	228,512,360	156,193	2,184,790	(6,205,538)	250,889,798
	1,061,331,381	690,632,688	537,385,233	171,128	(28,417,739)	46,733,023	1,232,894,120

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Acacia Research Corp.	11,063,676	1,863,174	939,988	-	(137,968)	(1,337,778)	-
Acacia Research Corp. rights 3/1/23	6	-	-	-	-	(6)	-
Total	11,063,682	1,863,174	939,988	-	(137,968)	(1,337,784)	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	175,114,230	175,114,230	-	-
Consumer Discretionary	805,057,591	805,057,591	-	-
Consumer Staples	339,521,506	339,521,506	-	-
Energy	289,118,814	289,118,814	-	-
Financials	967,436,108	967,436,108	-	-
Health Care	850,695,786	850,654,771	-	41,015
Industrials	1,547,935,794	1,547,935,794	-	-
Information Technology	941,484,097	941,484,097	-	-
Materials	304,390,843	304,390,843	-	-
Real Estate	223,684,371	223,684,371	-	-
Utilities	84,275,721	84,275,721	-	-

Equity Funds	1,397,429,000	1,397,429,000	-	-

Money Market Funds	600,610,669	600,610,669	-	-
Total Investments in Securities:	8,526,754,530	8,526,713,515	-	41,015
Derivative Instruments:

Assets
Futures Contracts	34,961	34,961	-	-
Total Assets	34,961	34,961	-	-
Total Derivative Instruments:	34,961	34,961	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	34,961	0
Total Equity Risk	34,961	0
Total Value of Derivatives	34,961	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $441,810,971) - See accompanying schedule:
Unaffiliated issuers (cost $5,555,459,292)	$6,838,054,351
Fidelity Central Funds (cost $455,806,059)	455,806,059
Other affiliated issuers (cost $1,349,895,734)	1,232,894,120

Total Investment in Securities (cost $7,361,161,085)		$8,526,754,530
Segregated cash with brokers for derivative instruments		97,000
Cash		713,888
Foreign currency held at value (cost $175,039)		174,674
Receivable for investments sold		14,865,440
Receivable for fund shares sold		3,579,376
Dividends receivable		6,442,970
Interest receivable		699,385
Distributions receivable from Fidelity Central Funds		148,411
Prepaid expenses		13,945
Other receivables		220,674
Total assets		8,553,710,293
Liabilities
Payable for investments purchased	$17,494,643
Payable for fund shares redeemed	3,480,210
Accrued management fee	2,002,603
Payable for daily variation margin on futures contracts	2,834
Other payables and accrued expenses	195,002
Collateral on securities loaned	455,001,484
Total Liabilities		478,176,776
Net Assets		$8,075,533,517
Net Assets consist of:
Paid in capital		$7,016,813,237
Total accumulated earnings (loss)		1,058,720,280
Net Assets		$8,075,533,517
Net Asset Value, offering price and redemption price per share ($8,075,533,517 ÷ 566,716,289 shares)		$14.25

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$42,049,557
Affiliated issuers		156,193
Interest		3,582,696
Income from Fidelity Central Funds (including $1,057,916 from security lending)		1,093,646
Total Income		46,882,092
Expenses
Management fee	$21,063,637
Custodian fees and expenses	71,192
Independent trustees' fees and expenses	23,680
Registration fees	59,297
Audit	35,300
Legal	19,449
Miscellaneous	140,965
Total expenses before reductions	21,413,520
Expense reductions	(9,566,405)
Total expenses after reductions		11,847,115
Net Investment income (loss)		35,034,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	59,433,612
Affiliated issuers	(28,555,707)
Foreign currency transactions	83,046
Futures contracts	46,051
Capital gain distributions from underlying funds:
Affiliated issuers	14,935
Total net realized gain (loss)		31,021,937
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	52,607,046
Affiliated issuers	45,395,239
Assets and liabilities in foreign currencies	(36,088)
Futures contracts	10,458
Total change in net unrealized appreciation (depreciation)		97,976,655
Net gain (loss)		128,998,592
Net increase (decrease) in net assets resulting from operations		$164,033,569
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,034,977	$76,153,897
Net realized gain (loss)	31,021,937	120,157,860
Change in net unrealized appreciation (depreciation)	97,976,655	(811,474,372)
Net increase (decrease) in net assets resulting from operations	164,033,569	(615,162,615)
Distributions to shareholders	(86,003,537)	(468,095,077)

Share transactions
Proceeds from sales of shares	873,234,466	1,519,191,608
Reinvestment of distributions	79,408,071	449,566,228
Cost of shares redeemed	(965,921,454)	(2,646,106,935)

Net increase (decrease) in net assets resulting from share transactions	(13,278,917)	(677,349,099)
Total increase (decrease) in net assets	64,751,115	(1,760,606,791)

Net Assets
Beginning of period	8,010,782,402	9,771,389,193
End of period	$8,075,533,517	$8,010,782,402

Other Information
Shares
Sold	62,701,277	109,890,523
Issued in reinvestment of distributions	5,943,718	31,691,128
Redeemed	(71,198,724)	(189,244,531)
Net increase (decrease)	(2,553,729)	(47,662,880)

Financial Highlights
Strategic Advisers® Small-Mid Cap Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.07	$15.84	$18.08	$12.87	$13.62	$14.86
Income from Investment Operations
Net investment income (loss) B,C	.06	.13	.17	.14	.13	.11
Net realized and unrealized gain (loss)	.27	(1.12)	.61	5.63	(.41)	.11
Total from investment operations	.33	(.99)	.78	5.77	(.28)	.22
Distributions from net investment income	(.01)	(.12)	(.19)	(.16)	(.13)	(.11)
Distributions from net realized gain	(.14)	(.67)	(2.84)	(.40)	(.34)	(1.35)
Total distributions	(.15)	(.78) D	(3.02) D	(.56)	(.47)	(1.46)
Net asset value, end of period	$14.25	$14.07	$15.84	$18.08	$12.87	$13.62
Total Return E,F	2.45%	(6.19)%	3.45%	46.31%	(2.40)%	2.64%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.56% I,J	.58%	.60%	.62%	.65%	.73%
Expenses net of fee waivers, if any	.31% I,J	.33%	.35%	.37%	.40%	.48%
Expenses net of all reductions	.31% I,J	.33%	.35%	.37%	.40%	.48%
Net investment income (loss)	.92% I,J	.92%	.96%	1.02%	.96%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$8,075,534	$8,010,782	$9,771,389	$9,026,250	$6,975,346	$8,081,562
Portfolio turnover rate K	82% I	80%	61%	104%	67%	82%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Strategic Advisers Small-Mid Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Small-Mid Cap Fund	$96,730

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,695,365,941
Gross unrealized depreciation	(616,802,131)
Net unrealized appreciation (depreciation)	$1,078,563,810
Tax cost	$7,448,225,681

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Strategic Advisers Small-Mid Cap Fund	3,133,425,561	3,178,996,166
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.10% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), ArrowMark Colorado Holdings, LLC (d/b/a ArrowMark Partners), Boston Partners Global Investors, Inc., FIAM LLC (an affiliate of the investment adviser)(managed a portion of the Fund's assets through April 28, 2023), Geode Capital Management, LLC, GW&K Investment Management, LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management, Portolan Capital Management, LLC, River Road Asset Management LLC and William Blair Investment Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIAM LLC (an affiliate of the investment adviser) and FIL Investment Advisors (FIL) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2023, the Board approved the appointment of BlackRock Investment Management, LLC as an additional sub-adviser for the Fund.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Small-Mid Cap Fund	$3,997

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Small-Mid Cap Fund	257,864	9,320,469	644,369
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Strategic Advisers Small-Mid Cap Fund	$7,475
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Small-Mid Cap Fund	$113,111	$-	$-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2026. During the period, this waiver reduced the Fund's management fee by $ 9,548,472.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $17,933.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Small-Mid Cap Fund
Fidelity SAI Real Estate Index Fund	99%
Fidelity SAI Small-Mid Cap 500 Index Fund	28%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Strategic Advisers® Small-Mid Cap Fund	.31%
Actual		$ 1,000	$ 1,024.50	$ 1.58
Hypothetical-B		$ 1,000	$ 1,023.58	$ 1.58

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of New and Amended Sub-Advisory Agreements
Strategic Advisers Small-Mid Cap Fund

In March 2023, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) a new sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), William Blair Investment Management, LLC (William Blair or New Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (New Sub-Advisory Agreement), and (ii) amendments to the fee schedules for two investment mandates in the existing sub-advisory agreement among Strategic Advisers, ArrowMark Colorado Holdings, LLC (dba ArrowMark Partners) (ArrowMark), and the Trust on behalf of the fund (Amended Sub-Advisory Agreement and, together with the New Sub-Advisory Agreement, the Agreements). The Board noted that each updated fee schedule in the Amended Sub-Advisory Agreement became effective as of March 1, 2023 and will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Agreements, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Agreements is in the best interests of the fund and its shareholders and that the approval of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  With respect to the New Sub-Advisory Agreement, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund. The Board also considered that it reviewed this information regarding ArrowMark in connection with the annual renewal of the of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2022 meeting. The Board noted its familiarity with the nature, extent and quality of services provided by the New Sub-Adviser to another Strategic Advisers fund with a different investment mandate, and that the same support staff, including compliance personnel, that currently provides services to the other Strategic Advisers fund will also provide services to the fund.  The Board also took into consideration additional information regarding the new investment mandate provided by Strategic Advisers and the New Sub-Adviser.
Resources Dedicated to Investment Management and Support Services.  With respect to the New Sub-Advisory Agreement, the Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and their respective investments in business continuity planning, including in connection with the COVID-19 pandemic.
With respect to the Amended Sub-Advisory Agreement, the Board noted that it had approved the existing sub-advisory agreement with ArrowMark at its September 2022 meeting and the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.
Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the New Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance.  The Board considered the historical investment performance of the New Sub-Adviser and its portfolio managers in managing accounts under a similar investment mandate. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders and, with respect to the Amended Sub-Advisory Agreement, should continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  With respect to the New Sub-Advisory Agreement, the Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to the New Sub-Adviser. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring the New Sub-Adviser.
The Board noted that neither Agreement will result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. With respect to the New Sub-Advisory Agreement, the Board considered that after allocating assets to the New Sub-Adviser, the fund's management fee and total net expenses are each expected to increase slightly, but each is expected to continue to rank below the competitive peer group median reported in the 2022 management contract renewal materials for the fund. The Board also considered that Amended Sub-Advisory Agreement is expected to result in a decrease in the total management fee rate of the fund, with respect to each mandate individually and also on a combined basis.
Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Agreements were each negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Agreements.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Agreements will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints, and the Amended Sub-Advisory Agreement will continue to provide for breakpoints for each investment mandate, that have the potential to reduce sub-advisory fees paid to the New Sub-Adviser as assets allocated to the sub-adviser grow.  The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund is not expected to bear any additional expenses as a result of the Amended Sub-Advisory Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each  Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers Small-Mid Cap Fund

In June 2023, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the fee schedule for the existing sub-advisory agreement among Strategic Advisers, Portolan Capital Management, LLC (the Sub-Adviser) and Fidelity Rutland Square Trust II (Trust) on behalf of the fund. The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement became effective as of April 1, 2023 and will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2022 meeting. The Board considered the detailed information provided by Strategic Advisers and the Sub-Adviser with respect to the fund in the June 2023 annual contract renewal materials.
The Board noted that it had approved the existing sub-advisory agreement with the Sub-Adviser at its September 2022 meeting and that the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.
Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board also considered that the Amended Sub-Advisory Agreement is expected to result in a decrease in the total management fee rate of the fund.  Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement will continue to provide for breakpoints with respect to the mandate that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund is not expected to bear any additional expenses as a result of the Amended Sub-Advisory Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912859.113
SMC-SANN-1023
Strategic Advisers® Fidelity® International Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Fidelity SAI International Value Index Fund	14.9
Fidelity Overseas Fund	10.0
Fidelity Advisor International Discovery Fund Class Z	8.8
Fidelity SAI International Low Volatility Index Fund	8.2
Fidelity Diversified International Fund	7.7
Fidelity International Capital Appreciation Fund	6.9
Fidelity SAI International Index Fund	5.7
Fidelity SAI International Small Cap Index Fund	2.1
Fidelity Advisor Japan Fund Class Z	1.4
Fidelity SAI International Momentum Index Fund	1.3
67.0

Asset Allocation (% of Fund's net assets)

Futures - 4.9%

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 25.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	757,497	28,995,133
Deutsche Telekom AG	1,721,617	36,848,674
Elisa Corp. (A Shares)	150,341	7,380,018
		73,223,825
Entertainment - 0.1%
Capcom Co. Ltd.	377,800	15,951,238
Sea Ltd. ADR (b)	256,150	9,638,925
Universal Music Group NV	248,942	6,172,062
		31,762,225
Interactive Media & Services - 0.3%
carsales.com Ltd.	1,848,469	34,422,343
Z Holdings Corp.	7,751,700	23,325,161
		57,747,504
Media - 0.1%
Vivendi SA	1,200,100	10,944,172
WPP PLC	2,135,162	20,696,990
		31,641,162
Wireless Telecommunication Services - 0.1%
SoftBank Group Corp.	466,100	20,888,960
TOTAL COMMUNICATION SERVICES		215,263,676
CONSUMER DISCRETIONARY - 2.7%
Automobile Components - 0.2%
DENSO Corp.	760,800	52,076,066
Automobiles - 0.9%
Ferrari NV (Italy)	33,302	10,580,530
Mercedes-Benz Group AG (Germany)	465,930	34,094,314
Suzuki Motor Corp.	1,121,000	44,186,639
Toyota Motor Corp.	6,469,300	111,460,301
		200,321,784
Broadline Retail - 0.2%
B&M European Value Retail SA	2,471,881	18,086,844
Pan Pacific International Holdings Ltd.	546,600	10,911,713
Prosus NV	186,883	12,890,141
		41,888,698
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	498,359	12,566,992
Deliveroo PLC Class A (a)(b)	3,996,371	5,725,804
Flight Centre Travel Group Ltd. (c)	1,625,828	22,248,975
Flutter Entertainment PLC (b)	38,600	7,046,271
Flutter Entertainment PLC (Ireland) (b)	58,142	10,585,470
		58,173,512
Household Durables - 0.3%
Barratt Developments PLC	3,203,179	18,393,949
Berkeley Group Holdings PLC	228,237	11,741,595
Sony Group Corp.	459,700	38,243,597
		68,379,141
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	573,000	13,319,262
Specialty Retail - 0.2%
Fast Retailing Co. Ltd.	131,100	30,167,552
JD Sports Fashion PLC	6,517,770	11,992,873
		42,160,425
Textiles, Apparel & Luxury Goods - 0.6%
Compagnie Financiere Richemont SA Series A	374,870	53,172,164
Hermes International SCA	10,282	21,192,564
LVMH Moet Hennessy Louis Vuitton SE	89,872	76,000,941
		150,365,669
TOTAL CONSUMER DISCRETIONARY		626,684,557
CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Carlsberg A/S Series B	143,209	20,752,814
Coca-Cola HBC AG	456,540	13,174,696
Davide Campari Milano NV	789,175	10,328,805
Diageo PLC	1,123,354	46,004,739
Pernod Ricard SA	96,612	18,982,734
		109,243,788
Consumer Staples Distribution & Retail - 0.0%
Kobe Bussan Co. Ltd.	354,500	8,829,912
Food Products - 0.7%
Ajinomoto Co., Inc.	605,800	25,702,625
Nestle SA (Reg. S)	924,367	111,145,352
Tate & Lyle PLC	2,255,092	20,182,943
		157,030,920
Personal Care Products - 0.4%
Haleon PLC	4,034,022	16,517,483
L'Oreal SA	101,604	44,708,730
Unilever PLC	565,005	28,854,391
		90,080,604
Tobacco - 0.0%
Imperial Brands PLC	367,535	8,321,578
TOTAL CONSUMER STAPLES		373,506,802
ENERGY - 1.9%
Energy Equipment & Services - 0.0%
John Wood Group PLC (b)	2,857,261	5,784,086
Oil, Gas & Consumable Fuels - 1.9%
Eni SpA	1,832,200	28,329,481
Equinor ASA	804,517	24,707,710
INPEX Corp.	2,952,700	41,298,632
Reliance Industries Ltd. GDR (a)	201,900	11,730,390
Santos Ltd.	6,949,917	34,388,448
Shell PLC:
ADR	1,269,900	78,848,091
(London)	1,005,349	30,738,823
rights (b)(d)	948,349	313,904
Thungela Resources Ltd. (c)	106,900	843,943
TotalEnergies SE	1,951,295	122,402,565
Woodside Energy Group Ltd.	2,127,451	51,031,399
		424,633,386
TOTAL ENERGY		430,417,472
FINANCIALS - 6.2%
Banks - 3.1%
Banco Santander SA (Spain)	12,931,376	50,479,046
Bank of Ireland Group PLC	3,482,259	34,731,534
Bank of Kyoto Ltd.	173,200	10,025,708
Bankinter SA	1,324,825	8,498,772
BNP Paribas SA	1,159,532	74,984,211
CaixaBank SA	8,606,518	34,858,449
FinecoBank SpA	856,314	11,755,368
HSBC Holdings PLC (United Kingdom)	1,286,400	9,490,052
ING Groep NV (Certificaten Van Aandelen)	1,122,699	15,947,923
KBC Group NV	579,721	38,069,256
Lloyds Banking Group PLC	39,807,759	21,267,829
Mediobanca SpA	1,423,600	18,632,226
Mitsubishi UFJ Financial Group, Inc.	4,710,700	37,580,459
Mizuho Financial Group, Inc.	2,319,800	38,228,046
NatWest Group PLC	5,182,187	15,070,230
Nordea Bank Abp	2,724,915	29,910,973
PT Bank Rakyat Indonesia (Persero) Tbk	29,517,900	10,756,687
Standard Chartered PLC (United Kingdom)	7,288,010	65,698,122
Sumitomo Mitsui Financial Group, Inc.	1,658,500	75,820,769
Unicaja Banco SA (a)	3,571,800	3,950,543
UniCredit SpA	2,313,660	56,367,969
United Overseas Bank Ltd.	1,601,703	33,706,340
Westpac Banking Corp.	1,121,656	15,952,755
		711,783,267
Capital Markets - 0.9%
3i Group PLC	414,829	10,475,950
London Stock Exchange Group PLC	103,086	10,664,680
Macquarie Group Ltd.	547,167	62,940,928
Nordnet AB	475,741	6,174,617
Partners Group Holding AG	17,600	19,031,550
UBS Group AG	1,945,507	51,756,851
UBS Group AG	1,618,100	43,219,451
		204,264,027
Financial Services - 0.4%
Adyen BV (a)(b)	7,135	5,957,878
Edenred SA	179,342	11,442,585
Investor AB (B Shares)	2,954,842	56,972,841
ORIX Corp.	1,108,200	20,717,578
Worldline SA (a)(b)	119,401	3,894,532
		98,985,414
Insurance - 1.8%
AIA Group Ltd.	4,707,800	42,597,398
Allianz SE	183,937	44,711,247
AXA SA	2,143,170	64,391,290
Beazley PLC	1,222,700	8,457,083
Hannover Reuck SE	103,800	22,089,023
Hiscox Ltd.	811,788	10,258,021
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	161,304	62,652,759
Prudential PLC	3,363,872	40,968,818
Sampo Oyj (A Shares)	367,000	16,129,175
Steadfast Group Ltd.	3,030,280	11,073,970
Swiss Life Holding AG	21,020	13,197,138
Tokio Marine Holdings, Inc.	1,209,800	26,698,476
Zurich Insurance Group Ltd.	99,681	46,830,379
		410,054,777
TOTAL FINANCIALS		1,425,087,485
HEALTH CARE - 2.8%
Biotechnology - 0.1%
Argenx SE (b)	68,843	34,599,399
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	129,491	24,417,919
Hoya Corp.	296,000	32,866,284
Siemens Healthineers AG (a)	243,786	12,226,157
		69,510,360
Health Care Providers & Services - 0.1%
Fresenius SE & Co. KGaA	971,137	31,180,882
Pharmaceuticals - 2.3%
AstraZeneca PLC (United Kingdom)	816,199	109,634,078
Bayer AG	301,500	16,495,826
Daiichi Sankyo Kabushiki Kaisha	1,094,300	32,231,142
Eisai Co. Ltd.	410,500	26,120,547
Euroapi SASU (b)	17,269	235,100
Merck KGaA	150,475	27,085,816
Novo Nordisk A/S Series B	594,599	109,676,009
Roche Holding AG (participation certificate)	189,693	55,672,699
Sanofi SA	1,005,967	107,139,480
UCB SA	411,539	36,949,692
		521,240,389
TOTAL HEALTH CARE		656,531,030
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.8%
Airbus Group NV	233,489	34,161,092
BAE Systems PLC	5,412,475	68,888,744
Dassault Aviation SA	96,072	18,918,302
Rheinmetall AG	181,199	49,376,212
Rolls-Royce Holdings PLC (b)	2,334,100	6,547,907
Thales SA	56,795	8,301,747
		186,194,004
Air Freight & Logistics - 0.4%
DHL Group	1,638,628	76,555,422
DSV A/S	152,198	28,953,294
		105,508,716
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	530,805	11,946,264
Kingspan Group PLC (Ireland)	134,126	11,355,918
		23,302,182
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	2,836,158	21,593,008
Construction & Engineering - 0.2%
Ferrovial SE	343,677	10,900,485
VINCI SA	258,844	28,832,137
		39,732,622
Electrical Equipment - 0.2%
Fuji Electric Co. Ltd.	263,800	12,465,205
Legrand SA	129,510	12,793,553
Prysmian SpA	527,995	21,635,961
		46,894,719
Industrial Conglomerates - 0.8%
Hitachi Ltd.	1,656,100	110,342,166
Siemens AG	538,842	80,950,680
		191,292,846
Machinery - 0.5%
Indutrade AB	595,319	11,456,703
Kawasaki Heavy Industries Ltd.	755,700	19,420,340
Minebea Mitsumi, Inc.	1,306,000	22,220,715
Misumi Group, Inc.	464,623	8,122,400
Mitsubishi Heavy Industries Ltd.	310,200	17,631,905
Sandvik AB	1,091,210	20,636,764
SMC Corp.	19,100	9,284,912
Techtronic Industries Co. Ltd.	1,182,000	11,680,810
		120,454,549
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (b)	137,600	13,656,800
Professional Services - 0.2%
Experian PLC	244,405	8,551,490
Recruit Holdings Co. Ltd.	255,300	9,094,424
RELX PLC (London Stock Exchange)	548,746	17,886,250
Teleperformance	33,900	4,699,698
		40,231,862
Trading Companies & Distributors - 0.5%
Bunzl PLC	650,820	23,332,183
Ferguson PLC	71,900	11,699,601
IMCD NV	85,666	11,820,498
Itochu Corp.	1,246,700	46,887,813
Mitsubishi Corp.	539,500	26,682,993
		120,423,088
Transportation Infrastructure - 0.1%
Aena SME SA (a)	110,319	17,345,539
TOTAL INDUSTRIALS		926,629,935
INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment, Instruments & Components - 0.2%
Azbil Corp.	205,864	6,876,518
Ibiden Co. Ltd.	161,200	9,741,025
Keyence Corp.	67,200	27,952,466
		44,570,009
IT Services - 0.4%
ALTEN	58,400	8,314,709
Capgemini SA	188,576	35,192,294
Fujitsu Ltd.	265,000	33,158,012
Net One Systems Co. Ltd.	355,100	6,968,009
TIS, Inc.	253,900	5,997,830
		89,630,854
Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp.	75,100	9,451,053
ASML Holding NV (Netherlands)	116,602	76,669,099
Infineon Technologies AG	669,714	23,932,678
Renesas Electronics Corp. (b)	3,431,400	57,165,990
Sumco Corp.	788,600	10,552,969
Tokyo Electron Ltd.	111,300	16,530,907
		194,302,696
Software - 0.2%
Sage Group PLC	1,482,526	18,236,001
SAP SE	155,214	21,653,039
		39,889,040
Technology Hardware, Storage & Peripherals - 0.3%
FUJIFILM Holdings Corp.	837,600	49,589,927
Samsung Electronics Co. Ltd.	280,600	14,168,562
		63,758,489
TOTAL INFORMATION TECHNOLOGY		432,151,088
MATERIALS - 2.2%
Chemicals - 0.9%
Air Liquide SA	370,692	66,975,220
Covestro AG (a)(b)	115,300	6,135,004
Linde PLC	62,300	24,112,592
NOF Corp.	352,700	15,931,437
Nutrien Ltd.	93,800	5,941,639
Shin-Etsu Chemical Co. Ltd.	2,148,900	68,493,535
Sika AG	115,573	32,761,056
		220,350,483
Construction Materials - 0.4%
CRH PLC	1,269,029	73,011,890
Holcim AG	172,909	11,462,672
		84,474,562
Metals & Mining - 0.9%
Alleima AB	67,120	307,875
Anglo American PLC (United Kingdom)	1,498,262	39,841,313
ArcelorMittal SA (Netherlands)	695,122	18,489,623
BHP Group Ltd.	2,078,549	60,403,793
Glencore PLC	13,833,500	73,856,069
Newcrest Mining Ltd.	1,291,419	21,523,636
		214,422,309
TOTAL MATERIALS		519,247,354
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Goodman Group unit	627,881	9,503,677
National Storage REIT unit	11,398,075	17,134,088
Unibail-Rodamco-Westfield NV (b)	187,855	10,060,771
Warehouses de Pauw	612,526	17,534,684
		54,233,220
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd.	3,273,000	18,071,229
Kerry Properties Ltd.	4,751,500	8,785,217
Mitsubishi Estate Co. Ltd.	774,300	9,862,265
Sino Land Ltd.	10,950,327	12,552,799
Vonovia SE	321,460	7,712,879
		56,984,389
TOTAL REAL ESTATE		111,217,609
UTILITIES - 0.6%
Electric Utilities - 0.3%
Iberdrola SA	1,128,360	13,385,434
Kansai Electric Power Co., Inc.	3,429,300	48,883,936
ORSTED A/S (a)	143,134	9,215,171
		71,484,541
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	1,154,359	47,640,813
Multi-Utilities - 0.1%
National Grid PLC	1,888,707	23,575,608
TOTAL UTILITIES		142,700,962
TOTAL COMMON STOCKS (Cost $5,352,125,866)		5,859,437,970

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany) (Cost $43,949,874)	623,254	33,429,490

Equity Funds - 69.0%
	Shares	Value ($)
Foreign Large Blend Funds - 14.4%
Fidelity Pacific Basin Fund (e)	3,631,096	108,351,919
Fidelity SAI International Index Fund (e)	100,771,937	1,312,050,622
Fidelity SAI International Low Volatility Index Fund (e)	181,029,176	1,911,668,103
TOTAL FOREIGN LARGE BLEND FUNDS		3,332,070,644
Foreign Large Growth Funds - 35.2%
Fidelity Advisor International Discovery Fund Class Z (e)	47,845,841	2,041,103,596
Fidelity Diversified International Fund (e)	43,859,439	1,784,201,992
Fidelity International Capital Appreciation Fund (e)	66,221,018	1,598,575,382
Fidelity Overseas Fund (e)	40,641,310	2,296,233,993
Fidelity SAI International Momentum Index Fund (e)	24,309,817	303,386,510
Fidelity SAI International Quality Index Fund (e)	8,942,764	103,825,492
TOTAL FOREIGN LARGE GROWTH FUNDS		8,127,326,965
Foreign Large Value Funds - 14.9%
Fidelity SAI International Value Index Fund (e)	368,227,263	3,450,289,447
Foreign Small Mid Blend Funds - 2.1%
Fidelity SAI International Small Cap Index Fund (e)	58,897,441	472,357,475
Foreign Small Mid Growth Funds - 0.5%
Fidelity Advisor International Small Cap Opportunities Fund Class Z (e)	5,604,985	105,934,216
Sector Funds - 0.3%
Fidelity Advisor International Real Estate Fund Class Z (e)	7,653,374	75,156,129
Other - 1.6%
Fidelity Advisor Japan Fund Class Z (e)	20,234,268	322,534,239
Fidelity Japan Smaller Companies Fund (e)	2,899,753	43,670,284
Fidelity SAI Japan Stock Index Fund (e)	1,194,554	11,049,626
TOTAL OTHER		377,254,149
TOTAL EQUITY FUNDS (Cost $15,133,934,815)		15,940,389,025

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e) (Cost $1,027)	131	1,240

U.S. Treasury Obligations - 0.2%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.12% to 5.39% 9/7/23 to 11/30/23 (g) (Cost $35,811,747)	35,950,000	35,810,900

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (h)	93,164,939	93,183,572
Fidelity Securities Lending Cash Central Fund 5.44% (h)(i)	16,477,540	16,479,188
State Street Institutional U.S. Government Money Market Fund Premier Class 5.28% (j)	1,122,208,985	1,122,208,985
TOTAL MONEY MARKET FUNDS (Cost $1,231,871,745)		1,231,871,745

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $21,797,695,074)	23,100,940,370
NET OTHER ASSETS (LIABILITIES) - 0.1%	19,051,665
NET ASSETS - 100.0%	23,119,992,035

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	Sep 2023	40,625,000	576,901	576,901
ICE MSCI EAFE Index Contracts (United States)	10,310	Sep 2023	1,087,344,150	(16,729,164)	(16,729,164)

TOTAL FUTURES CONTRACTS					(16,152,263)
The notional amount of futures purchased as a percentage of Net Assets is 4.9%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,176,151 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,810,900.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	81,228,114	800,347,238	788,391,780	1,908,458	-	-	93,183,572	0.2%
Fidelity Securities Lending Cash Central Fund 5.44%	63,065,474	404,342,022	450,928,308	542,346	-	-	16,479,188	0.1%
Total	144,293,588	1,204,689,260	1,239,320,088	2,450,804	-	-	109,662,760

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	1,956,894,915	-	-	-	-	84,208,681	2,041,103,596
Fidelity Advisor International Real Estate Fund Class Z	78,676,681	-	-	-	-	(3,520,552)	75,156,129
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	104,645,069	-	-	-	-	1,289,147	105,934,216
Fidelity Advisor Japan Fund Class Z	369,028,981	-	75,000,000	-	(10,843,037)	39,348,295	322,534,239
Fidelity Diversified International Fund	1,685,079,660	-	-	-	-	99,122,332	1,784,201,992
Fidelity International Capital Appreciation Fund	1,484,013,020	-	-	-	-	114,562,362	1,598,575,382
Fidelity Japan Smaller Companies Fund	39,465,642	-	-	-	-	4,204,642	43,670,284
Fidelity Overseas Fund	2,184,876,804	-	-	-	-	111,357,189	2,296,233,993
Fidelity Pacific Basin Fund	136,555,327	-	32,000,000	-	(2,651,129)	6,447,721	108,351,919
Fidelity SAI Inflation-Focused Fund	12,162,626	-	12,003,811	-	513,226	(670,801)	1,240
Fidelity SAI International Index Fund	165,378,810	1,144,222,401	-	-	-	2,449,411	1,312,050,622
Fidelity SAI International Low Volatility Index Fund	1,179,763,482	654,999,999	-	-	-	76,904,622	1,911,668,103
Fidelity SAI International Momentum Index Fund	282,723,166	-	-	-	-	20,663,344	303,386,510
Fidelity SAI International Quality Index Fund	98,012,695	-	-	-	-	5,812,797	103,825,492
Fidelity SAI International Small Cap Index Fund	464,111,834	-	-	-	-	8,245,641	472,357,475
Fidelity SAI International Value Index Fund	3,864,706,011	-	602,500,000	-	(51,895,502)	239,978,938	3,450,289,447
Fidelity SAI Japan Stock Index Fund	89,132,420	-	85,000,006	-	(10,593,817)	17,511,029	11,049,626
	14,195,227,143	1,799,222,400	806,503,817	-	(75,470,259)	827,914,798	15,940,390,265

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	215,263,676	130,656,990	84,606,686	-
Consumer Discretionary	660,114,047	288,256,107	371,857,940	-
Consumer Staples	373,506,802	162,663,259	210,843,543	-
Energy	430,417,472	189,536,541	240,880,931	-
Financials	1,425,087,485	774,950,638	650,136,847	-
Health Care	656,531,030	191,082,397	465,448,633	-
Industrials	926,629,935	616,807,753	309,822,182	-
Information Technology	432,151,088	201,007,081	231,144,007	-
Materials	519,247,354	249,401,760	269,845,594	-
Real Estate	111,217,609	93,642,465	17,575,144	-
Utilities	142,700,962	105,739,920	36,961,042	-

Equity Funds	15,940,389,025	15,940,389,025	-	-

Other	1,240	1,240	-	-

Other Short-Term Investments and Net Other Assets	35,810,900	-	35,810,900	-

Money Market Funds	1,231,871,745	1,231,871,745	-	-
Total Investments in Securities:	23,100,940,370	20,176,006,921	2,924,933,449	-
Derivative Instruments:

Assets
Futures Contracts	576,901	576,901	-	-
Total Assets	576,901	576,901	-	-

Liabilities
Futures Contracts	(16,729,164)	(16,729,164)	-	-
Total Liabilities	(16,729,164)	(16,729,164)	-	-
Total Derivative Instruments:	(16,152,263)	(16,152,263)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	576,901	(16,729,164)
Total Equity Risk	576,901	(16,729,164)
Total Value of Derivatives	576,901	(16,729,164)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,124,158) - See accompanying schedule:
Unaffiliated issuers (cost $6,554,096,472)	$7,050,887,345
Fidelity Central Funds (cost $109,662,760)	109,662,760
Other affiliated issuers (cost $15,133,935,842)	15,940,390,265

Total Investment in Securities (cost $21,797,695,074)		$23,100,940,370
Foreign currency held at value (cost $298,056)		298,062
Receivable for investments sold		12,596,006
Receivable for fund shares sold		25,432,334
Dividends receivable		22,164,068
Interest receivable		5,827,786
Distributions receivable from Fidelity Central Funds		462,481
Prepaid expenses		34,635
Other receivables		79,153
Total assets		23,167,834,895
Liabilities
Payable for investments purchased
Regular delivery	$14,648,374
Delayed delivery	313,904
Payable for fund shares redeemed	9,722,042
Accrued management fee	1,302,840
Payable for daily variation margin on futures contracts	5,200,244
Other payables and accrued expenses	176,268
Collateral on securities loaned	16,479,188
Total Liabilities		47,842,860
Net Assets		$23,119,992,035
Net Assets consist of:
Paid in capital		$22,908,831,633
Total accumulated earnings (loss)		211,160,402
Net Assets		$23,119,992,035
Net Asset Value, offering price and redemption price per share ($23,119,992,035 ÷ 2,076,211,950 shares)		$11.14

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$129,362,539
Interest		32,313,134
Income from Fidelity Central Funds (including $542,346 from security lending)		2,450,804
Income before foreign taxes withheld		$164,126,477
Less foreign taxes withheld		(12,675,815)
Total Income		151,450,662
Expenses
Management fee	$34,842,065
Custodian fees and expenses	185,019
Independent trustees' fees and expenses	65,677
Registration fees	337,585
Audit	45,172
Legal	17,993
Miscellaneous	69,004
Total expenses before reductions	35,562,515
Expense reductions	(27,335,348)
Total expenses after reductions		8,227,167
Net Investment income (loss)		143,223,495
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(80,771,666)
Affiliated issuers	(75,470,259)
Foreign currency transactions	(557,521)
Futures contracts	33,252,277
Total net realized gain (loss)		(123,547,169)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	270,980,902
Affiliated issuers	827,914,798
Assets and liabilities in foreign currencies	284,754
Futures contracts	(16,247,647)
Total change in net unrealized appreciation (depreciation)		1,082,932,807
Net gain (loss)		959,385,638
Net increase (decrease) in net assets resulting from operations		$1,102,609,133
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$143,223,495	$411,623,331
Net realized gain (loss)	(123,547,169)	(1,055,181,421)
Change in net unrealized appreciation (depreciation)	1,082,932,807	(893,194,304)
Net increase (decrease) in net assets resulting from operations	1,102,609,133	(1,536,752,394)
Distributions to shareholders	-	(932,369,267)

Share transactions
Proceeds from sales of shares	3,636,206,397	6,042,249,354
Reinvestment of distributions	-	908,934,682
Cost of shares redeemed	(1,948,508,572)	(8,739,005,114)

Net increase (decrease) in net assets resulting from share transactions	1,687,697,825	(1,787,821,078)
Total increase (decrease) in net assets	2,790,306,958	(4,256,942,739)

Net Assets
Beginning of period	20,329,685,077	24,586,627,816
End of period	$23,119,992,035	$20,329,685,077

Other Information
Shares
Sold	329,138,459	582,743,564
Issued in reinvestment of distributions	-	84,478,706
Redeemed	(177,360,050)	(851,489,717)
Net increase (decrease)	151,778,409	(184,267,447)

Financial Highlights
Strategic Advisers® Fidelity® International Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$11.66	$12.16	$9.84	$9.66	$10.69
Income from Investment Operations
Net investment income (loss) B,C	.07	.21	.27	.10	.20	.16
Net realized and unrealized gain (loss)	.51	(.84)	(.03)	2.37	.31	(.85)
Total from investment operations	.58	(.63)	.24	2.47	.51	(.69)
Distributions from net investment income	-	(.21)	(.25)	(.08)	(.19)	(.15)
Distributions from net realized gain	-	(.26)	(.49)	(.07)	(.14)	(.20)
Total distributions	-	(.47)	(.74)	(.15)	(.33)	(.34) D
Net asset value, end of period	$11.14	$10.56	$11.66	$12.16	$9.84	$9.66
Total Return E,F	5.49%	(5.41)%	1.59%	25.35%	5.10%	(6.41)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.33% I	.32%	.30%	.28%	.29%	.35%
Expenses net of fee waivers, if any	.08% I	.07%	.05%	.03%	.04%	.10%
Expenses net of all reductions	.08% I	.07%	.05%	.03%	.04%	.09%
Net investment income (loss)	1.31% I	2.02%	2.09%	.93%	1.97%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$23,119,992	$20,329,685	$24,586,628	$16,450,240	$8,776,005	$6,342,369
Portfolio turnover rate J	18% I	16%	17%	6%	6%	9%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Strategic Advisers Fidelity International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity International Fund	$42,386

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,085,919,001
Gross unrealized depreciation	(865,103,486)
Net unrealized appreciation (depreciation)	$1,220,815,515
Tax cost	$21,863,972,592

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(661,486,173)
Long-term	(350,255,675)
Total capital loss carryforward	$(1,011,741,848)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity International Fund	3,361,527,684	1,829,867,330

5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .32% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIL Investment Advisors and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Strategic Advisers Fidelity International Fund	$ 371

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity International Fund	17,141,321	26,030,225	(4,633,757)

6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers Fidelity International Fund	$20,015

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Fidelity International Fund	$58,783	$ -	$-

9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2026. During the period, this waiver reduced the Fund's management fee by $ 27,333,619.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,729.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity International Fund
Fidelity Diversified International Fund	19%
Fidelity International Capital Appreciation Fund	36%
Fidelity International Discovery Fund	26%
Fidelity International Real Estate Fund	14%
Fidelity Japan Fund	46%
Fidelity Overseas Fund	28%
Fidelity Pacific Basin Fund	15%
Fidelity SAI International Index Fund	28%
Fidelity SAI International Low Volatility Index Fund	31%
Fidelity SAI International Momentum Index Fund	47%
Fidelity SAI International Quality Index Fund	36%
Fidelity SAI International Small Cap Index Fund	69%
Fidelity SAI International Value Index Fund	84%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Strategic Advisers® Fidelity® International Fund	.08%
Actual		$ 1,000	$ 1,054.90	$ .41
Hypothetical-B		$ 1,000	$ 1,024.73	$ .41

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers Fidelity International Fund

In March 2023, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the fee schedule for one investment mandate in the existing sub-advisory agreement among Strategic Advisers, FIAM LLC (the Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement became effective as of February 1, 2023 and will result in a lower fee at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2022 meeting.
The Board noted that it had approved the existing sub-advisory agreement with the Sub-Adviser at its September 2022 meeting and the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.
The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board also considered that the Amended Sub-Advisory Agreement will not change the fund's total management fee rate because Strategic Advisers has not allocated assets of the fund to the Sub-Adviser for this investment mandate at this time.
Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund is not expected to bear any additional expenses as a result of the Amended Sub-Advisory Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912841.113
SIL-SANN-1023
Strategic Advisers® International Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Fidelity SAI International Low Volatility Index Fund	5.5
Artisan International Value Fund Investor Class	5.0
Fidelity Advisor International Discovery Fund Class Z	4.9
Fidelity SAI Japan Stock Index Fund	4.8
Fidelity Overseas Fund	3.9
Oakmark International Fund Investor Class	3.4
Fidelity Diversified International Fund	3.0
Fidelity SAI International Value Index Fund	2.8
iShares MSCI EAFE Value ETF	2.6
JOHCM International Select Fund Investor Shares	2.0
37.9

Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 44.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.7%
Bezeq The Israel Telecommunication Corp. Ltd.	145,093	196,405
BT Group PLC	1,123,566	1,645,373
Cellnex Telecom SA (a)	205,707	7,873,961
Deutsche Telekom AG	2,018,042	43,193,214
Hellenic Telecommunications Organization SA	231,573	3,465,265
KT Corp.	152,087	3,784,472
Liberty Global PLC Class C (b)	369,100	7,322,944
Nippon Telegraph & Telephone Corp.	19,413,400	22,415,412
Orange SA	1,619,241	18,178,661
Proximus	292,378	2,212,306
PT Telkom Indonesia Persero Tbk	12,831,100	3,136,419
Singapore Telecommunications Ltd.	1,110,200	1,950,664
Telenor ASA	26,089	279,498
United Internet AG	8,906	171,416
		115,826,010
Entertainment - 0.1%
Boat Rocker Media, Inc. (b)	118,285	175,081
CTS Eventim AG	39,229	2,445,933
GungHo Online Entertainment, Inc.	7,600	125,339
MIXI, Inc.	19,700	329,157
Nintendo Co. Ltd.	312,100	13,381,877
Square Enix Holdings Co. Ltd.	123,060	4,677,287
		21,134,674
Interactive Media & Services - 0.2%
carsales.com Ltd.	224,450	4,179,727
Hemnet Group AB	57,643	1,045,087
NAVER Corp.	21,407	3,465,733
SEEK Ltd.	149,355	2,236,460
Tencent Holdings Ltd.	363,500	15,063,573
Z Holdings Corp.	951,000	2,861,595
		28,852,175
Media - 0.1%
Changjiang Publishing & Media Co. Ltd. (A Shares)	321,500	370,271
CyberAgent, Inc.	411,900	2,627,191
Hakuhodo DY Holdings, Inc.	125,900	1,197,173
Informa PLC	817,169	7,565,166
JCDecaux SA (b)	97,916	1,819,843
WPP PLC	910,960	8,830,304
		22,409,948
Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL (For. Reg.)	896,300	5,528,687
KDDI Corp.	355,900	10,579,993
SoftBank Corp.	38,600	442,692
SoftBank Group Corp.	98,600	4,418,905
Vodafone Group PLC sponsored ADR	458,176	4,270,200
		25,240,477
TOTAL COMMUNICATION SERVICES		213,463,284
CONSUMER DISCRETIONARY - 4.2%
Automobile Components - 0.4%
Aisin Seiki Co. Ltd.	12,500	418,142
Autoliv, Inc. (depository receipt)	62,603	6,126,786
Brembo SpA	59,166	823,771
Bridgestone Corp.	131,700	5,124,257
Compagnie Generale des Etablissements Michelin SCA Series B	187,147	5,855,074
Continental AG	8,647	641,419
DENSO Corp.	225,300	15,421,579
Dowlais Group PLC	2,149,863	3,093,835
Eagle Industry Co. Ltd.	2,700	31,139
FCC Co. Ltd.	12,400	163,890
JTEKT Corp.	72,300	655,692
Koito Manufacturing Co. Ltd.	393,000	6,686,632
Magna International, Inc. Class A (c)	120,682	7,098,515
Musashi Seimitsu Industry Co. Ltd.	117,900	1,405,935
Niterra Co. Ltd.	15,100	351,308
Nokian Tyres PLC	101,783	883,609
Stanley Electric Co. Ltd.	132,000	2,321,193
Sumitomo Electric Industries Ltd.	137,200	1,683,705
Tokai Rika Co. Ltd.	27,400	429,564
Toyoda Gosei Co. Ltd.	8,100	175,311
TPR Co. Ltd.	19,100	240,235
Valeo SA	372,817	7,276,754
		66,908,345
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	82,163	8,657,210
Bayerische Motoren Werke AG (BMW) ADR (c)	95,589	3,358,997
Ferrari NV	15,760	5,007,582
Ferrari NV (Italy)	11,139	3,539,022
Honda Motor Co. Ltd.	707,300	22,857,385
Honda Motor Co. Ltd. sponsored ADR	35,644	1,152,371
Isuzu Motors Ltd.	375,500	4,826,180
Mazda Motor Corp.	39,800	414,673
Mercedes-Benz Group AG (Germany)	180,251	13,189,823
Nissan Motor Co. Ltd.	167,800	713,522
Renault SA	61,676	2,496,904
Stellantis NV	105,122	1,950,013
Stellantis NV	423,878	7,880,852
Stellantis NV (Italy)	1,023,892	19,069,779
Subaru Corp.	70,800	1,367,144
Suzuki Motor Corp.	274,200	10,808,186
Toyota Motor Corp.	714,200	12,305,033
Volkswagen AG	4,566	652,505
Yamaha Motor Co. Ltd.	218,500	5,675,188
		125,922,369
Broadline Retail - 0.2%
Alibaba Group Holding Ltd. sponsored ADR (b)	22,716	2,110,316
Dollarama, Inc.	106,410	6,899,482
MercadoLibre, Inc. (b)	3,122	4,284,508
Next PLC	65,228	5,774,242
Pan Pacific International Holdings Ltd.	42,100	840,437
Prosus NV	82,552	5,693,974
Rakuten Group, Inc.	1,597,600	6,216,328
		31,819,287
Distributors - 0.0%
Inchcape PLC	570,543	5,518,302
Diversified Consumer Services - 0.0%
Global Kids Co. Corp.	60,800	272,460
Hotels, Restaurants & Leisure - 0.8%
Accor SA	168,400	6,042,384
Amadeus IT Holding SA Class A	680,421	46,703,659
Aristocrat Leisure Ltd.	224,358	5,945,746
Compass Group PLC	1,271,164	32,054,618
Entain PLC	483,100	7,083,797
Evolution AB (a)	33,237	3,601,017
Flutter Entertainment PLC (b)	15,438	2,818,143
Food & Life Companies Ltd.	43,500	827,724
Genting Singapore Ltd.	438,600	283,973
Greggs PLC	53,914	1,684,235
Oriental Land Co. Ltd.	100,000	3,607,684
Sands China Ltd. (b)	1,270,800	4,302,249
Sodexo SA	77,800	8,353,568
Whitbread PLC	141,212	6,153,725
Yum China Holdings, Inc.	83,957	4,507,651
		133,970,173
Household Durables - 0.5%
Barratt Developments PLC	697,300	4,004,179
Berkeley Group Holdings PLC	111,712	5,746,996
Hisense Electric Co. Ltd.	215,400	620,189
Midea Group Co. Ltd. (A Shares)	1,296,466	10,092,962
Panasonic Holdings Corp.	734,700	8,456,439
Persimmon PLC	545,553	7,367,196
SEB SA	8,517	937,394
Sekisui Chemical Co. Ltd.	18,600	285,849
Sony Group Corp.	394,200	32,794,488
Tama Home Co. Ltd.	25,400	619,746
		70,925,438
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	149,074	3,465,193
Sega Sammy Holdings, Inc.	78,800	1,575,242
Yamaha Corp.	98,900	3,058,188
		8,098,623
Specialty Retail - 0.3%
EDION Corp.	24,700	248,706
Fast Retailing Co. Ltd.	20,400	4,694,264
H&M Hennes & Mauritz AB (B Shares)	565,149	8,645,125
Industria de Diseno Textil SA	57,125	2,188,536
Kingfisher PLC	5,223,403	15,479,529
Premier Investments Ltd.	21,951	365,393
Super Retail Group Ltd.	62,280	523,799
WH Smith PLC	629,024	11,689,754
Zalando SE (a)(b)	268,109	8,352,500
ZOZO, Inc.	127,200	2,543,650
		54,731,256
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	65,388	13,076,019
Asics Corp.	22,200	810,366
Brunello Cucinelli SpA	24,613	2,039,048
Burberry Group PLC	245,764	6,799,531
Compagnie Financiere Richemont SA:
warrants 11/22/23 (b)	253,505	242,499
Series A	306,484	43,472,183
Dr. Martens Ltd.	596,877	1,188,627
Hermes International SCA	3,707	7,640,618
Kering SA	32,247	17,243,434
lululemon athletica, Inc. (b)	12,601	4,804,257
LVMH Moet Hennessy Louis Vuitton SE	58,387	49,375,411
Moncler SpA	141,170	9,588,787
NIKE, Inc. Class B	36,014	3,662,984
Samsonite International SA (a)(b)	974,400	3,261,522
Swatch Group AG (Bearer)	9,758	2,747,285
Swatch Group AG (Bearer):
ADR (c)	33,506	469,084
(Reg.)	36,553	1,951,066
Titan Co. Ltd.	42,276	1,586,802
		169,959,523
TOTAL CONSUMER DISCRETIONARY		668,125,776
CONSUMER STAPLES - 4.6%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	695,399	39,472,239
Asahi Group Holdings	64,700	2,524,054
Coca-Cola HBC AG	49,761	1,435,988
Diageo PLC	1,707,376	69,922,204
Heineken Holding NV	128,796	10,320,870
Heineken NV (Bearer)	158,241	15,382,677
Kirin Holdings Co. Ltd.	873,400	12,282,047
Kweichow Moutai Co. Ltd. (A Shares)	17,300	4,401,951
Pernod Ricard SA	149,665	29,406,811
Remy Cointreau SA	7,532	1,167,519
Suntory Beverage & Food Ltd.	107,500	3,482,972
Varun Beverages Ltd.	96,791	1,052,641
		190,851,973
Consumer Staples Distribution & Retail - 0.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	289,206	15,123,813
Bid Corp. Ltd.	101,116	2,274,668
Carrefour SA	591,657	11,308,767
Coles Group Ltd.	186,634	1,967,523
GrainCorp Ltd.	246,841	1,167,567
Jeronimo Martins SGPS SA	24,797	631,883
Koninklijke Ahold Delhaize NV	100,607	3,290,854
Metro, Inc.	87,649	4,517,374
Ocado Group PLC (b)	357,674	3,949,232
Qol Holdings Co. Ltd.	56,400	745,436
Raia Drogasil SA	318,384	1,766,782
Seven & i Holdings Co. Ltd.	623,500	25,582,934
Sundrug Co. Ltd.	40,700	1,203,698
Tesco PLC	3,993,252	13,434,436
Wal-Mart de Mexico SA de CV Series V	1,531,300	6,032,516
Welcia Holdings Co. Ltd. (c)	85,100	1,566,069
Woolworths Group Ltd.	48,123	1,188,943
		95,752,495
Food Products - 1.1%
Ajinomoto Co., Inc.	101,500	4,306,399
Barry Callebaut AG	2,163	3,775,792
Britannia Industries Ltd.	21,699	1,172,122
Danone SA	560,650	32,681,858
Ezaki Glico Co. Ltd.	136,800	3,612,396
Itoham Yonekyu Holdings, Inc.	149,000	829,513
JDE Peet's BV	43,929	1,223,252
Kewpie Corp.	17,200	286,854
Lindt & Spruengli AG (participation certificate)	284	3,398,291
Megmilk Snow Brand Co. Ltd.	126,700	2,076,036
Nestle India Ltd.	3,453	917,899
Nestle SA (Reg. S)	905,989	108,935,592
Toyo Suisan Kaisha Ltd.	264,900	10,945,935
WH Group Ltd. (a)	649,500	334,489
Wilmar International Ltd.	2,271,200	6,352,537
Yakult Honsha Co. Ltd.	9,400	493,210
Yamazaki Baking Co. Ltd.	9,600	182,076
		181,524,251
Household Products - 0.5%
Essity AB (B Shares)	626,739	14,637,362
Henkel AG & Co. KGaA	19,212	1,328,699
Lion Corp.	269,100	2,932,459
Niitaka Co. Ltd.	53,400	728,541
Reckitt Benckiser Group PLC	729,326	52,632,354
		72,259,415
Personal Care Products - 1.0%
Beiersdorf AG	97,714	12,794,201
Haleon PLC	4,513,341	18,480,076
Hindustan Unilever Ltd.	99,212	3,004,863
Kao Corp.	333,700	12,890,047
Kose Corp.	20,500	1,703,461
L'Oreal SA	60,383	26,570,285
Proya Cosmetics Co. Ltd. (A Shares)	48,944	753,493
Rohto Pharmaceutical Co. Ltd.	568,300	14,830,991
Unilever PLC	1,160,560	59,268,948
		150,296,365
Tobacco - 0.2%
British American Tobacco PLC (United Kingdom)	1,006,116	33,326,976
TOTAL CONSUMER STAPLES		724,011,475
ENERGY - 2.9%
Energy Equipment & Services - 0.0%
Tenaris SA	159,262	2,543,387
Oil, Gas & Consumable Fuels - 2.9%
Aker BP ASA	376,707	10,225,800
BP PLC	10,457,386	64,619,194
BP PLC sponsored ADR	537,866	19,997,858
ENEOS Holdings, Inc.	1,032,500	3,876,798
Eni SpA	2,510,626	38,819,305
Eni SpA sponsored ADR	6,480	200,621
Equinor ASA	529,305	16,255,610
Equinor ASA sponsored ADR	44,438	1,358,470
Galp Energia SGPS SA Class B	1,084,466	14,940,327
Gazprom OAO (d)	3,670,010	372,709
Gazprom OAO sponsored ADR (Reg. S) (b)(d)	33,845	7,732
Idemitsu Kosan Co. Ltd.	18,100	385,027
INPEX Corp.	534,400	7,474,511
Japan Petroleum Exploration Co. Ltd.	18,600	611,073
LUKOIL PJSC (d)	35,755	10,741
OMV AG	123,777	5,740,486
Parkland Corp.	63,476	1,679,446
Petroleo Brasileiro SA - Petrobras (ON)	232,900	1,624,452
Petronet LNG Ltd.	487,938	1,270,143
Reliance Industries Ltd.	436,016	12,688,860
Repsol SA	539,539	8,339,173
Rosneft Oil Co. OJSC (d)	420,640	68,273
San-Ai Obbli Co. Ltd.	55,400	638,169
Santos Ltd.	2,385,500	11,803,543
Shell PLC:
ADR	302,954	18,810,414
(Amsterdam)	1,413,168	43,756,789
(London)	944,756	28,886,176
rights (b)(e)	848,488	280,850
rights (b)(e)	1,328,319	434,226
TotalEnergies SE	1,681,008	105,447,762
TotalEnergies SE sponsored ADR	55,770	3,508,491
Whitehaven Coal Ltd.	967,962	3,819,593
Woodside Energy Group Ltd.	1,096,190	26,294,429
		454,247,051
TOTAL ENERGY		456,790,438
FINANCIALS - 8.0%
Banks - 3.9%
ABN AMRO Bank NV:
rights 8/31/23 (b)(e)	44,151	29,683
GDR (Bearer) (a)	44,151	650,862
Agricultural Bank of China Ltd. (H Shares)	4,713,000	1,616,603
AIB Group PLC	6,939,856	31,621,029
ANZ Group Holdings Ltd.	656,864	10,724,693
Banco Bilbao Vizcaya Argentaria SA	439,141	3,464,772
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	52,074	413,468
Banco Comercial Portugues SA (Reg.) (b)	726,365	202,737
Banco Santander SA (Spain)	1,326,511	5,178,181
Banco Santander SA (Spain) sponsored ADR	146,996	568,875
Bank Hapoalim BM (Reg.)	90,316	749,022
Bank Leumi le-Israel BM	111,166	864,353
Bank of China Ltd. (H Shares)	9,426,000	3,194,633
Bank of Ireland Group PLC	1,511,608	15,076,553
Barclays PLC	15,225,005	28,358,997
Barclays PLC sponsored ADR	252,713	1,897,875
BAWAG Group AG (a)	68,768	3,246,716
BNP Paribas SA	646,791	41,826,455
CaixaBank SA	3,400,953	13,774,670
Chiba Bank Ltd.	907,600	6,496,893
China Construction Bank Corp. (H Shares)	3,034,000	1,623,344
China Merchants Bank Co. Ltd. (A Shares)	135,400	588,505
Commerzbank AG	143,930	1,584,116
Credicorp Ltd. (United States)	8,511	1,203,711
DBS Group Holdings Ltd.	1,202,100	29,619,986
DNB Bank ASA	1,105,952	21,860,862
Erste Group Bank AG	3,409	123,638
Erste Group Bank AG	137,450	4,913,978
FinecoBank SpA	199,778	2,742,527
First International Bank of Israel	2,775	112,297
Haci Omer Sabanci Holding A/S	183,983	411,755
HDFC Bank Ltd. (b)	1,048,586	19,874,405
Hokuhoku Financial Group, Inc.	50,400	457,253
HSBC Holdings PLC:
(United Kingdom)	1,207,101	8,905,047
sponsored ADR (c)	91,184	3,402,987
Huaxia Bank Co. Ltd. (A Shares)	794,700	606,520
Industrial & Commercial Bank of China Ltd. (H Shares)	6,707,000	3,075,008
ING Groep NV:
(Certificaten Van Aandelen)	3,297,801	46,845,214
sponsored ADR (c)	67,886	960,587
Intesa Sanpaolo SpA	6,222,403	16,616,311
Jyske Bank A/S (Reg.) (b)	57,273	4,083,965
KBC Group NV	214,823	14,107,048
Kyushu Financial Group, Inc.	51,600	253,186
Lloyds Banking Group PLC	30,748,562	16,427,831
Mebuki Financial Group, Inc.	1,164,600	3,226,573
Mediobanca SpA	39,868	521,797
Mitsubishi UFJ Financial Group, Inc.	2,880,100	22,976,517
Mizrahi Tefahot Bank Ltd.	47,928	1,577,835
National Bank of Canada	130,985	9,128,817
NatWest Group PLC	10,137,965	29,482,045
Nordea Bank Abp	751,234	8,246,180
Nordea Bank Abp	17,016	187,711
Nordea Bank Abp (Helsinki Stock Exchange)	160,100	1,753,020
North Pacific Bank Ltd.	676,200	1,426,808
PT Bank Central Asia Tbk	13,456,600	8,106,652
Resona Holdings, Inc.	2,781,800	14,766,034
Sberbank of Russia (d)	1,813,540	10,822
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	915,800	734,270
Skandinaviska Enskilda Banken AB (A Shares)	635,000	7,374,549
Societe Generale Series A	278,900	7,901,559
Standard Chartered PLC (United Kingdom)	911,096	8,213,119
Sumitomo Mitsui Financial Group, Inc.	478,900	21,893,618
Sumitomo Mitsui Trust Holdings, Inc.	142,700	5,346,285
Svenska Handelsbanken AB (A Shares) (c)	714,085	5,958,367
Swedbank AB (A Shares)	249,953	4,432,422
Sydbank A/S	75,943	3,575,556
The Hachijuni Bank Ltd.	451,100	2,434,784
The Toronto-Dominion Bank	75,338	4,595,440
Turkiye Is Bankasi A/S Series C	1,657,373	1,306,286
UniCredit SpA	1,857,435	45,252,906
United Overseas Bank Ltd.	797,500	16,782,641
Westpac Banking Corp.	354,000	5,034,766
		612,604,530
Capital Markets - 1.4%
3i Group PLC	215,878	5,451,709
Allfunds Group PLC	141,593	839,844
Amundi SA (a)	104,900	6,261,845
Azimut Holding SpA	37,992	880,784
B3 SA - Brasil Bolsa Balcao	1,031,000	2,691,982
Bridgepoint Group PLC (a)	992,616	2,196,758
Brookfield Corp. (Canada) Class A (c)	139,141	4,749,247
China Galaxy Securities Co. Ltd. (A Shares)	693,400	1,101,401
Deutsche Borse AG	146,160	25,946,904
Euronext NV (a)	290,844	21,019,857
Hong Kong Exchanges and Clearing Ltd.	206,500	8,004,743
Intermediate Capital Group PLC	122,397	2,097,085
Julius Baer Group Ltd.	476,120	33,047,232
London Stock Exchange Group PLC	254,434	26,322,268
Macquarie Group Ltd.	201,511	23,179,924
Nomura Holdings, Inc.	570,400	2,208,368
Partners Group Holding AG	4,848	5,242,327
SBI Holdings, Inc. Japan	534,300	10,926,902
SDIC Capital Co. Ltd.	2,407,608	2,431,207
UBS Group AG	1,386,408	36,882,989
XP, Inc. Class A	114,394	2,898,744
		224,382,120
Financial Services - 0.4%
Adyen BV (a)(b)	5,048	4,215,188
Challenger Ltd.	465,869	2,055,665
Edenred SA	23,970	1,529,362
Element Fleet Management Corp.	576,897	8,867,785
EXOR NV	40,100	3,554,254
GMO Payment Gateway, Inc.	13,400	849,893
Groupe Bruxelles Lambert SA	73,300	5,910,345
Helia Group Ltd.	274,965	691,275
Investor AB (B Shares)	58,226	1,122,666
Jio Financial Services Ltd.	160,536	453,214
Mitsubishi UFJ Lease & Finance Co. Ltd.	514,100	3,345,828
ORIX Corp.	987,200	18,455,507
Paragon Banking Group PLC	170,220	1,135,317
Visa, Inc. Class A	42,358	10,406,513
Wise PLC (b)	144,460	1,171,578
Worldline SA (a)(b)	10,779	351,581
		64,115,971
Insurance - 2.3%
Admiral Group PLC	102,364	3,228,900
AIA Group Ltd.	3,970,200	35,923,402
Allianz SE	148,703	36,146,596
Aon PLC	42,517	14,174,743
Assicurazioni Generali SpA	264,870	5,494,361
Aviva PLC	541,975	2,576,025
AXA SA	1,391,698	41,813,402
Beazley PLC	1,825,227	12,624,599
Dai-ichi Mutual Life Insurance Co.	361,900	6,744,506
Definity Financial Corp.	85,692	2,357,925
Gjensidige Forsikring ASA	60,952	948,819
Hannover Reuck SE	15,069	3,206,739
Hiscox Ltd.	698,804	8,830,318
Intact Financial Corp.	34,754	4,899,820
Japan Post Holdings Co. Ltd.	804,400	6,175,572
Japan Post Insurance Co. Ltd.	40,900	659,904
Legal & General Group PLC	6,312,270	17,488,091
MAPFRE SA (Reg.) (c)	1,272,068	2,691,145
MS&AD Insurance Group Holdings, Inc.	151,300	5,449,067
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	47,864	18,591,056
NN Group NV	106,183	4,094,362
NN Group NV rights (b)(e)	106,183	128,956
Ping An Insurance Group Co. of China Ltd. (H Shares)	313,500	1,876,971
Poste Italiane SpA (a)	36,071	401,110
Prudential PLC	2,153,009	26,221,638
Sampo Oyj (A Shares)	174,230	7,657,183
Sompo Holdings, Inc.	98,000	4,275,102
Steadfast Group Ltd.	467,511	1,708,490
Storebrand ASA (A Shares)	672,514	5,402,024
Sun Life Financial, Inc. (c)	156,571	7,637,355
Swiss Re Ltd.	47,351	4,604,575
T&D Holdings, Inc.	247,000	3,927,520
Talanx AG	103,969	6,995,442
Tokio Marine Holdings, Inc.	724,700	15,993,045
UNIQA Insurance Group AG	110,504	890,300
Willis Towers Watson PLC	50,925	10,529,253
Zurich Insurance Group Ltd.	76,600	35,986,868
		368,355,184
TOTAL FINANCIALS		1,269,457,805
HEALTH CARE - 5.4%
Biotechnology - 0.2%
Abcam PLC ADR (b)	65,896	1,490,568
Argenx SE (b)	5,575	2,801,907
Ascendis Pharma A/S sponsored ADR (b)	21,024	2,060,772
CSL Ltd.	64,084	11,317,165
Genmab A/S (b)	30,882	11,831,989
		29,502,401
Health Care Equipment & Supplies - 0.8%
Alcon, Inc. (Switzerland)	99,041	8,287,894
ASAHI INTECC Co. Ltd.	49,700	1,013,505
Coloplast A/S Series B	22,811	2,605,985
ConvaTec Group PLC (a)	3,497,297	10,296,193
DiaSorin SpA	10,483	1,108,988
Elekta AB (B Shares) (c)	470,260	3,366,578
EssilorLuxottica SA	94,148	17,753,344
Hoya Corp.	56,500	6,273,463
InMode Ltd. (b)(c)	41,024	1,603,628
Koninklijke Philips Electronics NV	1,380,155	31,014,271
Olympus Corp.	496,900	6,729,726
Siemens Healthineers AG (a)	175,519	8,802,486
Smith & Nephew PLC	904,811	12,210,455
Straumann Holding AG	29,070	4,409,781
Terumo Corp.	231,200	7,012,513
		122,488,810
Health Care Providers & Services - 0.2%
Amplifon SpA	41,887	1,364,422
Apollo Hospitals Enterprise Ltd.	20,677	1,203,502
CVS Group PLC	48,584	1,304,780
Fresenius SE & Co. KGaA	403,355	12,950,762
Galenica AG (a)	20,585	1,635,894
Max Healthcare Institute Ltd.	150,024	1,069,364
Medipal Holdings Corp.	14,500	248,850
Sonic Healthcare Ltd.	196,300	4,090,514
Suzuken Co. Ltd.	104,600	3,104,318
		26,972,406
Health Care Technology - 0.0%
Pro Medicus Ltd.	32,677	1,552,409
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	80,969	9,802,917
Bruker Corp.	111,016	7,282,650
Evotec OAI AG (b)	110,377	2,590,033
ICON PLC (b)	26,473	6,881,392
Lonza Group AG	12,783	7,050,991
QIAGEN NV (Germany) (b)	280,309	12,823,780
Sartorius Stedim Biotech	10,245	2,911,712
Siegfried Holding AG	1,676	1,516,909
Stevanato Group SpA (c)	68,887	2,207,139
Tecan Group AG	8,935	3,570,561
		56,638,084
Pharmaceuticals - 3.9%
Astellas Pharma, Inc.	1,775,900	26,870,020
AstraZeneca PLC:
(United Kingdom)	319,725	42,946,335
sponsored ADR	209,471	14,206,323
Bayer AG	784,890	42,943,314
Chugai Pharmaceutical Co. Ltd.	118,500	3,612,108
Daiichi Sankyo Kabushiki Kaisha	176,700	5,204,462
Eisai Co. Ltd.	34,400	2,188,908
GSK PLC	2,071,478	36,283,898
GSK PLC sponsored ADR	803,943	28,242,518
Kyowa Hakko Kirin Co., Ltd.	433,200	7,951,205
Merck KGaA	64,318	11,577,375
Novartis AG	738,981	74,372,355
Novo Nordisk A/S:
Series B	417,780	77,061,083
Series B sponsored ADR	29,198	5,419,733
Ono Pharmaceutical Co. Ltd.	19,800	374,060
Otsuka Holdings Co. Ltd.	210,800	8,035,306
Roche Holding AG (participation certificate)	453,257	133,025,681
Sanofi SA	698,669	74,411,022
Santen Pharmaceutical Co. Ltd.	610,400	5,682,579
Taisho Pharmaceutical Holdings Co. Ltd.	7,300	302,647
Takeda Pharmaceutical Co. Ltd.	696,100	21,513,018
UCB SA	34,019	3,054,368
		625,278,318
TOTAL HEALTH CARE		862,432,428
INDUSTRIALS - 7.5%
Aerospace & Defense - 0.9%
Airbus Group NV	96,416	14,106,343
BAE Systems PLC	254,039	3,233,350
Dassault Aviation SA	3,025	595,677
Leonardo SpA	100,033	1,444,288
Melrose Industries PLC	1,071,636	6,958,794
MTU Aero Engines AG	67,616	15,822,329
Rolls-Royce Holdings PLC (b)	24,573,722	68,937,259
Safran SA	114,417	18,337,063
Thales SA	79,971	11,689,392
		141,124,495
Air Freight & Logistics - 0.2%
DHL Group	432,879	20,223,769
DSV A/S	46,854	8,913,242
Konoike Transport Co. Ltd.	17,700	248,538
Sankyu, Inc.	15,500	541,613
		29,927,162
Building Products - 0.3%
AGC, Inc.	73,300	2,575,916
ASSA ABLOY AB (B Shares)	92,220	2,075,497
Belimo Holding AG (Reg.)	3,106	1,637,827
Compagnie de St.-Gobain	105,000	6,849,622
Daikin Industries Ltd.	126,900	21,935,767
Geberit AG (Reg.)	12,103	6,283,394
Kingspan Group PLC (Ireland)	85,690	7,255,034
Noritz Corp.	25,200	277,123
Sekisui Jushi Corp.	61,400	1,062,615
		49,952,795
Commercial Services & Supplies - 0.1%
Boyd Group Services, Inc.	5,906	1,065,152
Brambles Ltd.	103,570	1,004,609
Japan Elevator Service Holdings Co. Ltd.	61,200	1,020,456
RB Global, Inc.	86,150	5,327,630
Rentokil Initial PLC	899,586	6,848,972
Secom Co. Ltd.	40,100	2,809,853
Toppan, Inc.	206,100	4,987,650
		23,064,322
Construction & Engineering - 0.2%
INFRONEER Holdings, Inc.	36,400	380,775
Kajima Corp.	311,000	5,201,680
Kinden Corp.	38,800	533,885
Okumura Corp.	21,100	660,576
Sanki Engineering Co. Ltd.	48,300	534,804
Sweco AB (B Shares)	73,140	713,463
Taisei Corp.	72,500	2,443,160
VINCI SA	176,521	19,662,336
Voltas Ltd.	105,624	1,110,903
WorleyParsons Ltd.	542,055	6,135,893
		37,377,475
Electrical Equipment - 1.2%
ABB Ltd. (Reg.)	552,186	20,998,661
Contemporary Amperex Technology Co. Ltd.	47,940	1,562,259
Eurogroup Laminations SpA	99,836	548,323
Fuji Electric Co. Ltd.	6,900	326,042
Havells India Ltd.	97,895	1,638,752
Hirakawa Hewtech Corp.	44,400	455,917
Legrand SA	502,946	49,683,161
Mitsubishi Electric Corp.	2,351,000	30,685,240
Prysmian SpA	294,647	12,073,923
Schneider Electric SA	364,954	62,556,164
Shenzhen Megmeet Electrical Co. Ltd.	43,200	189,372
Siemens Energy AG (b)	208,100	2,969,597
Weg SA	188,700	1,367,223
		185,054,634
Ground Transportation - 0.3%
ALD SA (a)	143,635	1,391,632
Aurizon Holdings Ltd.	203,070	480,264
Canadian National Railway Co.	63,516	7,154,481
Canadian Pacific Kansas City Ltd.	114,655	9,101,314
Canadian Pacific Kansas City Ltd.	135,969	10,793,395
Central Japan Railway Co.	29,100	3,738,128
East Japan Railway Co.	35,500	2,008,564
Mobico Group PLC	64,183	68,054
Rumo SA	281,700	1,271,392
TFI International, Inc. (Canada)	26,800	3,651,877
Tokyu Corp.	9,100	115,114
West Japan Railway Co.	4,200	181,977
		39,956,192
Industrial Conglomerates - 0.7%
CK Hutchison Holdings Ltd.	2,366,900	12,899,594
DCC PLC (United Kingdom)	264,865	14,518,426
Hitachi Ltd.	620,180	41,321,179
Jardine Matheson Holdings Ltd. ADR (c)	999	47,443
Lifco AB	96,397	1,767,961
Siemens AG	295,564	44,402,824
		114,957,427
Machinery - 1.6%
Airtac International Group	43,158	1,246,127
Alstom SA	801,837	22,111,801
Alstom SA rights (b)(c)(e)	801,837	217,368
Amada Co. Ltd.	51,000	541,214
Atlas Copco AB (A Shares)	375,283	4,961,699
AutoStore Holdings Ltd. (a)(b)(c)	634,784	1,088,454
CNH Industrial NV	820,000	11,363,554
Daimler Truck Holding AG	111,879	3,941,557
Epiroc AB (A Shares)	384,179	7,370,624
FANUC Corp.	1,022,400	29,078,444
Furukawa Co. Ltd.	2,900	35,359
GEA Group AG	401,591	15,850,933
Harmonic Drive Systems, Inc.	24,400	643,142
Hitachi Construction Machinery Co. Ltd.	8,100	252,807
Husqvarna AB (B Shares)	266,700	2,301,973
IMI PLC	788,303	14,999,306
Indutrade AB	83,758	1,611,893
Iveco Group NV (b)	168,182	1,673,775
KION Group AG	85,391	3,416,709
Kitz Corp.	61,200	443,768
Knorr-Bremse AG	89,240	6,106,023
Makita Corp.	75,600	2,077,383
Metso Corp.	105,728	1,218,115
Mitsubishi Heavy Industries Ltd.	24,000	1,364,171
Mitsuboshi Belting Ltd.	29,200	967,346
NGK Insulators Ltd.	80,500	1,070,051
NTN Corp.	88,600	176,536
OSG Corp.	54,700	691,387
Rotork PLC	991,075	3,779,036
Sandvik AB	269,586	5,098,361
Schindler Holding AG (participation certificate)	45,459	10,145,743
SMC Corp.	52,100	25,326,906
Spirax-Sarco Engineering PLC	79,063	10,150,913
Sumitomo Heavy Industries Ltd.	8,200	205,881
Techtronic Industries Co. Ltd.	1,317,000	13,014,913
The Weir Group PLC	289,293	6,723,009
THK Co. Ltd.	118,900	2,178,274
Toyota Industries Corp.	316,700	22,420,083
Valmet Corp.	33,808	861,503
VAT Group AG (a)	7,803	3,130,563
Volvo AB (B Shares)	366,691	7,408,508
Yangzijiang Shipbuilding Holdings Ltd.	1,936,400	2,421,485
		249,686,697
Marine Transportation - 0.2%
A.P. Moller - Maersk A/S:
Series A	3,326	5,961,840
Series B	1,683	3,055,258
Kawasaki Kisen Kaisha Ltd.	39,100	1,313,053
Mitsui OSK Lines Ltd.	200,000	5,547,957
Nippon Yusen KK	319,000	8,520,114
		24,398,222
Passenger Airlines - 0.2%
Air France KLM (Reg.) (b)	145,983	2,220,902
Deutsche Lufthansa AG (b)	50,137	448,357
InterGlobe Aviation Ltd. (a)(b)	75,086	2,210,559
International Consolidated Airlines Group SA CDI (b)	508,649	1,043,858
Ryanair Holdings PLC sponsored ADR (b)	300,944	29,868,692
		35,792,368
Professional Services - 0.7%
BayCurrent Consulting, Inc.	37,000	1,274,827
Benefit One, Inc.	93,100	808,494
Bureau Veritas SA	145,677	3,908,051
Experian PLC	561,340	19,640,734
Intertek Group PLC	162,920	8,544,424
Persol Holdings Co. Ltd.	164,100	2,814,045
Recruit Holdings Co. Ltd.	267,446	9,527,095
RELX PLC:
(Euronext N.V.)	334,573	10,909,223
(London Stock Exchange)	384,091	12,519,358
rights (b)(e)	334,573	71,590
SGS SA (Reg.)	119,752	10,896,775
SMS Co., Ltd.	29,700	573,607
TechnoPro Holdings, Inc.	268,000	6,572,842
Teleperformance	25,013	3,467,656
Wolters Kluwer NV	157,442	18,984,312
Wolters Kluwer NV:
ADR	1,564	188,446
rights (b)(e)	155,408	121,332
		110,822,811
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (b)	210,000	12,919,200
Ashtead Group PLC	381,083	26,667,438
Beijer Ref AB (B Shares)	167,366	1,923,062
Brenntag SE	51,457	4,170,298
Bunzl PLC	312,318	11,196,738
Diploma PLC	61,680	2,448,789
Hanwa Co. Ltd.	6,300	200,914
IMCD NV	21,820	3,010,801
Itochu Corp.	171,500	6,450,036
Kanamoto Co. Ltd.	42,800	726,890
Marubeni Corp.	153,900	2,522,249
Mitsubishi Corp.	453,500	22,429,541
Mitsui & Co. Ltd.	349,000	13,029,781
MonotaRO Co. Ltd.	170,800	2,017,196
Ochi Holdings Co. Ltd. (c)	95,700	919,541
Rexel SA	190,400	4,480,187
Seven Group Holdings Ltd.	14,596	264,431
Sojitz Corp.	157,800	3,396,884
Sumitomo Corp.	419,200	8,640,715
Toromont Industries Ltd.	39,824	3,266,794
Toyota Tsusho Corp.	18,400	1,099,612
Wakita & Co. Ltd.	13,300	122,675
Yamazen Co. Ltd.	192,500	1,512,268
Yuasa Trading Co. Ltd.	31,500	926,630
		134,342,670
Transportation Infrastructure - 0.1%
Aena SME SA (a)	100,515	15,804,049
Beijing Capital International Airport Co. Ltd. (H Shares) (b)	6,370,000	3,338,374
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	4,738	1,290,063
SATS Ltd. (b)	342,000	655,429
The Sumitomo Warehouse Co. Ltd.	3,800	65,242
		21,153,157
TOTAL INDUSTRIALS		1,197,610,427
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.1%
Ericsson (B Shares)	1,124,285	5,769,816
Nokia Corp.	2,838,898	11,352,946
Vtech Holdings Ltd.	56,700	346,316
		17,469,078
Electronic Equipment, Instruments & Components - 0.8%
Chongqing Chuanyi Automation Co. Ltd. (A Shares)	37,200	167,068
Enplas Corp.	6,000	453,624
Hagiwara Electric Holdings Co. Ltd.	95,900	2,596,969
Halma PLC	163,914	4,451,936
Hamamatsu Photonics K.K.	94,400	4,376,937
Hexagon AB (B Shares)	496,933	4,436,697
Hirose Electric Co. Ltd.	94,290	11,441,561
Ibiden Co. Ltd.	42,800	2,586,327
Keyence Corp.	28,100	11,688,457
Kyocera Corp.	472,600	24,290,201
Largan Precision Co. Ltd.	25,000	1,608,449
Macnica Fuji Electronics Holdings, Inc.	11,600	544,541
Murata Manufacturing Co. Ltd.	530,900	29,700,294
OMRON Corp.	53,700	2,597,619
Renishaw PLC	18,277	842,317
Samsung SDI Co. Ltd.	3,125	1,448,206
Sanshin Electronic Co. Ltd.	14,500	215,664
SES-imagotag SA (b)	7,572	898,250
Shimadzu Corp.	532,000	15,671,686
Spectris PLC	39,714	1,672,797
Sumida Corp.	8,900	101,421
TDK Corp.	45,500	1,661,823
Unimicron Technology Corp.	166,000	966,419
Yokogawa Electric Corp.	357,800	7,103,373
		131,522,636
IT Services - 0.7%
Capgemini SA	158,309	29,543,828
Fujitsu Ltd.	234,640	29,359,230
Globant SA (b)(c)	9,300	1,901,571
Infosys Ltd.	160,555	2,784,861
Locaweb Servicos de Internet SA (a)	495,888	707,975
Mitsubishi Research Institute, Inc.	4,400	151,813
NEC Corp.	45,300	2,393,043
Nomura Research Institute Ltd.	684,600	19,691,749
NTT Data Corp.	647,700	8,729,782
OBIC Co. Ltd.	1,100	191,505
Otsuka Corp.	4,300	191,955
SCSK Corp.	66,900	1,161,479
SHIFT, Inc. (b)	6,600	1,360,872
Shopify, Inc. Class A (b)	42,810	2,846,437
Simplex Holdings, Inc.	55,500	1,097,069
Softcat PLC	62,003	1,181,323
TIS, Inc.	69,000	1,629,974
Wix.com Ltd. (b)	17,096	1,688,572
		106,613,038
Semiconductors & Semiconductor Equipment - 2.2%
Advantest Corp.	14,726	1,853,212
Analog Devices, Inc.	86,300	15,687,614
ASML Holding NV:
(depository receipt)	17,703	11,693,363
(Netherlands)	143,293	94,219,183
ASMPT Ltd.	95,900	960,547
BE Semiconductor Industries NV	26,767	3,079,531
Broadcom, Inc.	14,719	13,584,018
Disco Corp.	110,700	21,879,236
Global Unichip Corp.	30,000	1,374,635
GlobalWafers Co. Ltd.	47,000	677,055
Infineon Technologies AG	532,789	19,039,571
MediaTek, Inc.	151,000	3,341,023
NXP Semiconductors NV	139,536	28,705,346
Renesas Electronics Corp. (b)	264,300	4,403,151
ROHM Co. Ltd.	72,800	6,089,391
Siltronic AG	9,983	798,349
SK Hynix, Inc.	257,771	23,696,998
Socionext, Inc.	5,500	682,326
Sumco Corp.	723,200	9,677,792
Taiwan Semiconductor Manufacturing Co. Ltd.	1,069,000	18,359,070
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	385,252	36,048,030
Tokyo Electron Ltd.	215,517	32,009,807
		347,859,248
Software - 1.3%
Aisino Corp. (A Shares)	248,105	439,892
ANSYS, Inc. (b)	22,598	7,205,824
Cadence Design Systems, Inc. (b)	150,069	36,082,590
Check Point Software Technologies Ltd. (b)	123,057	16,562,242
Constellation Software, Inc.	6,340	13,022,807
Constellation Software, Inc.:
warrants 8/22/28 (b)(d)	6,340	0
rights (b)	6,340	3,519
Dassault Systemes SA	348,809	13,847,038
Fortnox AB	185,255	963,120
Kinaxis, Inc. (b)	10,565	1,302,407
Lightspeed Commerce, Inc. (b)	88,994	1,453,272
Nemetschek SE	16,400	1,133,510
Newland Digital Technology Co. Ltd. (A Shares) (b)	406,600	1,116,927
NICE Ltd. sponsored ADR (b)(c)	26,237	5,110,968
Oracle Corp. Japan	12,800	894,711
Rakus Co. Ltd.	64,600	1,052,728
Sansan, Inc. (b)	81,000	808,358
SAP SE	726,059	101,288,438
SAP SE sponsored ADR (c)	54,394	7,598,298
Shenzhen Fortune Trend Technology Co. Ltd. (A Shares)	2,385	50,510
Technology One Ltd.	45,161	450,929
Temenos Group AG	8,144	647,758
Trend Micro, Inc.	18,400	782,691
		211,818,537
Technology Hardware, Storage & Peripherals - 0.8%
Brother Industries Ltd.	144,200	2,446,529
Canon, Inc.	311,900	7,677,128
FUJIFILM Holdings Corp.	155,100	9,182,662
Lenovo Group Ltd.	844,000	954,597
Ricoh Co. Ltd.	286,500	2,339,338
Samsung Electronics Co. Ltd.	2,002,490	101,113,340
Seiko Epson Corp.	215,000	3,372,882
TPV Technology Co. Ltd. (A Shares) (b)	678,100	220,464
		127,306,940
TOTAL INFORMATION TECHNOLOGY		942,589,477
MATERIALS - 3.3%
Chemicals - 1.7%
Air Liquide SA	110,879	20,033,196
Air Water, Inc.	26,400	332,597
Akzo Nobel NV	456,359	37,133,760
Arkema SA	17,427	1,826,203
Asahi Kasei Corp.	502,000	3,240,356
Asian Paints Ltd.	63,469	2,498,639
BASF AG	222,506	11,262,666
Covestro AG (a)(b)	105,407	5,608,607
Croda International PLC	219,330	15,342,725
Daicel Chemical Industries Ltd.	102,200	854,857
Denka Co. Ltd.	163,460	3,086,748
DSM-Firmenich AG	4,882	450,767
EcoSynthetix, Inc. (b)(c)	111,015	347,538
Givaudan SA	2,646	8,830,484
Icl Group Ltd.	34,530	207,014
Johnson Matthey PLC	185,068	3,821,440
K+S AG	137,100	2,579,327
Kansai Paint Co. Ltd.	331,800	5,448,092
Kuraray Co. Ltd.	62,200	707,736
Lanxess AG	199,757	6,320,578
Linde PLC	52,330	20,253,803
Linde PLC	80,522	31,114,355
Methanex Corp.	34,516	1,468,820
Nippon Sanso Holdings Corp.	229,900	5,557,293
Nitto Denko Corp.	147,500	10,086,103
Novozymes A/S Series B	123,233	5,352,032
PhosAgro PJSC (d)	3,751	224
Shin-Etsu Chemical Co. Ltd.	557,400	17,766,437
Shin-Etsu Chemical Co. Ltd. ADR (c)	3,801	60,474
Sika AG	81,842	23,199,453
Sumitomo Chemical Co. Ltd.	271,700	753,316
Symrise AG	154,058	16,059,763
Toray Industries, Inc.	337,300	1,822,410
Tosoh Corp.	172,600	2,237,352
Umicore SA (c)	158,022	4,187,308
Yara International ASA	96,151	3,517,135
		273,369,608
Construction Materials - 0.2%
CRH PLC	256,037	14,730,747
CRH PLC sponsored ADR	10,124	582,839
HeidelbergCement AG	177,000	14,256,557
		29,570,143
Containers & Packaging - 0.2%
Amcor PLC CDI	185,080	1,810,831
CCL Industries, Inc. Class B	151,195	6,757,450
Orora Ltd. (d)	245,296	559,467
Sig Group AG	114,468	3,016,715
Smurfit Kappa Group PLC	374,806	15,761,002
Toyo Seikan Group Holdings Ltd.	56,800	1,029,462
		28,934,927
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd. (Canada)	140,449	6,819,759
Anglo American PLC (United Kingdom)	362,657	9,643,661
Antofagasta PLC	306,927	5,630,043
ArcelorMittal SA (Netherlands)	372,712	9,913,806
Barrick Gold Corp. (Canada)	87,153	1,412,560
BHP Group Ltd.	298,173	8,665,074
BHP Group Ltd.:
(London)	229,282	6,604,934
sponsored ADR (c)	52,100	2,995,229
Franco-Nevada Corp.	200,448	28,877,448
Glencore PLC	6,571,967	35,087,263
IGO Ltd.	1,253,145	11,302,696
Ivanhoe Mines Ltd. (b)	55,493	493,654
Nippon Steel & Sumitomo Metal Corp.	119,300	2,826,400
Rio Tinto PLC	509,339	31,367,484
South32 Ltd.	1,553,267	3,386,895
Sumitomo Metal Mining Co. Ltd.	9,300	288,917
Teck Resources Ltd. Class B (sub. vtg.)	21,098	872,525
Wheaton Precious Metals Corp.	172,363	7,518,558
		173,706,906
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	408,554	5,207,648
Svenska Cellulosa AB SCA (B Shares)	338,257	4,510,711
		9,718,359
TOTAL MATERIALS		515,299,943
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Big Yellow Group PLC	85,144	1,159,500
Goodman Group unit	200,265	3,031,233
Great Portland Estates PLC	480,980	2,560,302
Klepierre SA	64,304	1,701,364
Scentre Group unit	2,733,297	4,870,359
Segro PLC	457,447	4,273,188
Stockland Corp. Ltd. unit	436,617	1,199,521
Warehouses de Pauw	34,194	978,866
		19,774,333
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd.	1,282,800	7,082,729
Daito Trust Construction Co. Ltd.	15,967	1,763,015
Grand City Properties SA (b)	78,311	700,137
LEG Immobilien AG (b)	197,952	14,295,640
Mitsui Fudosan Co. Ltd.	371,100	8,141,525
Nomura Real Estate Holdings, Inc.	64,198	1,618,463
TAG Immobilien AG (b)	218,386	2,481,736
Vonovia SE	225,621	5,413,388
		41,496,633
TOTAL REAL ESTATE		61,270,966
UTILITIES - 1.3%
Electric Utilities - 0.5%
Chubu Electric Power Co., Inc.	66,200	884,972
CLP Holdings Ltd.	542,500	4,254,305
Enel SpA	5,294,252	35,549,975
Energias de Portugal SA	497,177	2,267,513
Iberdrola SA	1,817,042	21,555,085
Kansai Electric Power Co., Inc.	163,400	2,329,232
ORSTED A/S (a)	34,309	2,208,862
SSE PLC	75,590	1,557,494
Tokyo Electric Power Co., Inc. (b)	454,400	1,998,804
		72,606,242
Gas Utilities - 0.1%
APA Group unit	517,648	3,015,336
Beijing Enterprises Holdings Ltd.	493,500	1,850,070
China Resource Gas Group Ltd.	913,200	2,567,605
Osaka Gas Co. Ltd.	130,400	2,088,264
Tokyo Gas Co. Ltd.	324,900	7,541,065
		17,062,340
Independent Power and Renewable Electricity Producers - 0.2%
Electric Power Development Co. Ltd.	408,900	6,385,242
RWE AG	452,534	18,676,242
		25,061,484
Multi-Utilities - 0.5%
E.ON SE	1,476,701	18,222,347
Engie SA	2,468,962	39,760,750
National Grid PLC	800,868	9,996,760
Veolia Environnement SA	563,476	17,633,610
		85,613,467
TOTAL UTILITIES		200,343,533
TOTAL COMMON STOCKS (Cost $5,407,419,038)		7,111,395,552

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	100,992	9,719,072
Dr. Ing. h.c. F. Porsche AG Series F (a)	55,323	6,109,930
Volkswagen AG	106,115	12,986,607
		28,815,609
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	118,164	9,061,434
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	1,855,000	11,964,479
(PN) sponsored ADR (non-vtg.)	643,292	8,324,198
sponsored ADR	628,033	8,823,864
		29,112,541
FINANCIALS - 0.0%
Banks - 0.0%
Banco Bradesco SA (PN) sponsored ADR	2,140,533	6,400,194
Insurance - 0.0%
Samsung Fire & Marine Insurance Co. Ltd.	34	4,655
TOTAL FINANCIALS		6,404,849
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $62,664,650)		73,394,433

Equity Funds - 50.9%
	Shares	Value ($)
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	391,726
Europe Stock Funds - 0.1%
WisdomTree Europe Hedged Equity ETF	419,228	16,991,311
Foreign Large Blend Funds - 13.6%
Artisan International Value Fund Investor Class	18,125,212	797,509,346
Fidelity SAI International Index Fund (f)	19,829,603	258,181,437
Fidelity SAI International Low Volatility Index Fund (f)	83,117,668	877,722,564
Harbor International Fund Institutional Class	9,619	415,360
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	16,903,195	228,193,128
TOTAL FOREIGN LARGE BLEND FUNDS		2,162,021,835
Foreign Large Growth Funds - 16.6%
American Funds EuroPacific Growth Fund Class F2	151,393	8,170,700
Fidelity Advisor International Discovery Fund Class Z (f)	18,169,411	775,107,087
Fidelity Diversified International Fund (f)	11,604,088	472,054,282
Fidelity Overseas Fund (f)	10,911,192	616,482,373
Fidelity SAI International Momentum Index Fund (f)	9,951,385	124,193,282
Fidelity SAI International Quality Index Fund (f)	236,975	2,751,280
Invesco Oppenheimer International Growth Fund Class A (b)	665,519	24,704,055
JOHCM International Select Fund Investor Shares	14,205,916	317,786,350
WCM Focused International Growth Fund Investor Class	14,267,111	304,317,483
TOTAL FOREIGN LARGE GROWTH FUNDS		2,645,566,892
Foreign Large Value Funds - 10.3%
Fidelity SAI International Value Index Fund (f)	48,077,485	450,486,038
iShares MSCI EAFE Value ETF (c)	8,200,898	405,206,370
Oakmark International Fund Investor Class	20,366,460	540,933,186
Pear Tree Polaris Foreign Value Fund Institutional Shares	10,832,820	233,122,278
TOTAL FOREIGN LARGE VALUE FUNDS		1,629,747,872
Foreign Small Mid Blend Funds - 1.2%
Fidelity Advisor International Small Cap Fund Class Z (f)	1,083,658	32,368,850
Fidelity SAI International Small Cap Index Fund (f)	11,440,506	91,752,861
Victory Trivalent International Small-Cap Fund Class I	4,365,042	61,678,047
TOTAL FOREIGN SMALL MID BLEND FUNDS		185,799,758
Foreign Small Mid Growth Funds - 0.6%
Fidelity Advisor International Small Cap Opportunities Fund Class Z (f)	2,457,449	46,445,790
Oberweis International Opportunities Institutional Fund (b)	1,390,140	11,732,784
T. Rowe Price International Discovery Fund	593,490	36,102,025
Wasatch International Growth Fund Investor Class (b)	110	2,480
TOTAL FOREIGN SMALL MID GROWTH FUNDS		94,283,079
Foreign Small Mid Value Funds - 0.6%
Brandes International Small Cap Equity Fund Class A	1,575,547	22,719,389
Oakmark International Small Cap Fund Investor Class	933,303	17,499,433
Transamerica International Small Cap Value Fund Class I	4,189,103	57,893,399
TOTAL FOREIGN SMALL MID VALUE FUNDS		98,112,221
Other - 7.9%
Fidelity Advisor Japan Fund Class Z (f)	8,342,789	132,984,050
Fidelity Japan Smaller Companies Fund (f)	5,534,439	83,348,644
Fidelity SAI Japan Stock Index Fund (f)	82,002,391	758,522,119
iShares MSCI Australia ETF (c)	10,001,860	222,141,311
Matthews Japan Fund Investor Class	237	4,008
WisdomTree Japan Hedged Equity ETF (c)	465,136	40,024,953
WisdomTree Japan SmallCap Dividend ETF (c)	274,241	19,189,877
TOTAL OTHER		1,256,214,962
TOTAL EQUITY FUNDS (Cost $6,581,468,890)		8,089,129,656

U.S. Treasury Obligations - 0.1%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.12% to 5.21% 9/7/23 to 9/14/23 (h) (Cost $15,874,876)	15,890,000	15,874,472

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Investments Money Market Government Portfolio Class I 5.21% (f)(i)	11,130,969	11,130,969
Fidelity Securities Lending Cash Central Fund 5.44% (j)(k)	120,814,682	120,826,763
State Street Institutional U.S. Government Money Market Fund Premier Class 5.28% (i)	525,426,951	525,426,951
TOTAL MONEY MARKET FUNDS (Cost $657,384,683)		657,384,683

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $12,724,812,137)	15,947,178,796
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(67,487,287)
NET ASSETS - 100.0%	15,879,691,509

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	526	Sep 2023	85,475,000	1,213,799	1,213,799
ICE MSCI EAFE Index Contracts (United States)	3,231	Sep 2023	340,757,415	(3,387,831)	(3,387,831)

TOTAL FUTURES CONTRACTS					(2,174,032)
The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $120,762,610 or 0.8% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Affiliated Fund
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,139,997.
(i)	The rate quoted is the annualized seven-day yield of the fund at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Securities Lending Cash Central Fund 5.44%	189,895,696	1,524,803,538	1,593,872,471	1,297,948	-	-	120,826,763	0.4%
Total	189,895,696	1,524,803,538	1,593,872,471	1,297,948	-	-	120,826,763

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	762,223,228	-	20,000,000	-	5,990,482	26,893,377	775,107,087
Fidelity Advisor International Small Cap Fund Class Z	36,356,224	-	5,311,314	-	621,127	702,813	32,368,850
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	53,586,840	-	7,784,028	-	(476,083)	1,119,061	46,445,790
Fidelity Advisor Japan Fund Class Z	53,625,692	75,000,000	-	-	-	4,358,358	132,984,050
Fidelity Diversified International Fund	463,248,691	-	17,999,999	-	5,922,781	20,882,809	472,054,282
Fidelity Investments Money Market Government Portfolio Class I 5.21%	-	116,553,865	105,422,896	119,208	-	-	11,130,969
Fidelity Japan Smaller Companies Fund	95,282,551	-	21,000,001	-	(310,217)	9,376,311	83,348,644
Fidelity Overseas Fund	605,809,736	-	20,000,000	-	(3,622,385)	34,295,022	616,482,373
Fidelity SAI International Index Fund	3,779,269	285,000,000	34,500,000	-	133,514	3,768,654	258,181,437
Fidelity SAI International Low Volatility Index Fund	587,804,624	252,999,992	-	-	-	36,917,948	877,722,564
Fidelity SAI International Momentum Index Fund	115,734,605	-	-	-	-	8,458,677	124,193,282
Fidelity SAI International Quality Index Fund	2,597,246	-	-	-	-	154,034	2,751,280
Fidelity SAI International Small Cap Index Fund	105,356,169	-	15,238,711	-	(4,429,164)	6,064,567	91,752,861
Fidelity SAI International Value Index Fund	562,494,302	-	137,000,000	-	(12,010,521)	37,002,257	450,486,038
Fidelity SAI Japan Stock Index Fund	813,934,192	-	142,999,994	-	(19,693,723)	107,281,644	758,522,119
	4,261,833,369	729,553,857	527,256,943	119,208	(27,874,189)	297,275,532	4,733,531,626

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	213,463,284	68,087,098	145,376,186	-
Consumer Discretionary	696,941,385	414,350,404	282,590,981	-
Consumer Staples	733,072,909	223,334,257	509,738,652	-
Energy	485,902,979	208,014,298	277,429,226	459,455
Financials	1,275,862,654	695,854,938	579,996,894	10,822
Health Care	862,432,428	247,588,294	614,844,134	-
Industrials	1,197,610,427	773,566,723	424,043,704	-
Information Technology	942,589,477	560,125,451	382,464,026	-
Materials	515,299,943	383,061,739	131,678,513	559,691
Real Estate	61,270,966	55,857,578	5,413,388	-
Utilities	200,343,533	93,480,963	106,862,570	-

Equity Funds	8,089,129,656	8,089,129,656	-	-

Other Short-Term Investments	15,874,472	-	15,874,472	-

Money Market Funds	657,384,683	657,384,683	-	-
Total Investments in Securities:	15,947,178,796	12,469,836,082	3,476,312,746	1,029,968
Derivative Instruments:

Assets
Futures Contracts	1,213,799	1,213,799	-	-
Total Assets	1,213,799	1,213,799	-	-

Liabilities
Futures Contracts	(3,387,831)	(3,387,831)	-	-
Total Liabilities	(3,387,831)	(3,387,831)	-	-
Total Derivative Instruments:	(2,174,032)	(2,174,032)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,213,799	(3,387,831)
Total Equity Risk	1,213,799	(3,387,831)
Total Value of Derivatives	1,213,799	(3,387,831)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,446,586) - See accompanying schedule:
Unaffiliated issuers (cost $8,452,354,359)	$11,092,820,407
Fidelity Central Funds (cost $120,826,763)	120,826,763
Other affiliated issuers (cost $4,151,631,015)	4,733,531,626

Total Investment in Securities (cost $12,724,812,137)		$15,947,178,796
Cash		2,135,007
Foreign currency held at value (cost $4,590,497)		4,585,749
Receivable for investments sold		13,021,786
Receivable for fund shares sold		7,460,726
Dividends receivable		18,447,874
Reclaims receivable		26,455,210
Interest receivable		2,215,378
Distributions receivable from Fidelity Central Funds		78,704
Prepaid expenses		26,701
Other receivables		359,496
Total assets		16,021,965,427
Liabilities
Payable for investments purchased
Regular delivery	$9,397,203
Delayed delivery	1,282,632
Payable for fund shares redeemed	6,105,836
Accrued management fee	1,937,137
Payable for daily variation margin on futures contracts	1,414,981
Other payables and accrued expenses	1,228,217
Collateral on securities loaned	120,907,912
Total Liabilities		142,273,918
Net Assets		$15,879,691,509
Net Assets consist of:
Paid in capital		$12,797,558,204
Total accumulated earnings (loss)		3,082,133,305
Net Assets		$15,879,691,509
Net Asset Value, offering price and redemption price per share ($15,879,691,509 ÷ 1,432,931,782 shares)		$11.08

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$193,210,053
Affiliated issuers		119,208
Interest		12,628,180
Income from Fidelity Central Funds (including $1,297,948 from security lending)		1,297,948
Income before foreign taxes withheld		$207,255,389
Less foreign taxes withheld		(16,954,664)
Total Income		190,300,725
Expenses
Management fee	$31,941,541
Custodian fees and expenses	319,266
Independent trustees' fees and expenses	48,486
Registration fees	63,298
Audit	101,177
Legal	19,497
Miscellaneous	143,148
Total expenses before reductions	32,636,413
Expense reductions	(19,760,926)
Total expenses after reductions		12,875,487
Net Investment income (loss)		177,425,238
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $144,410)	167,100,802
Affiliated issuers	(27,874,189)
Foreign currency transactions	(1,398,784)
Futures contracts	40,488,918
Total net realized gain (loss)		178,316,747
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $255,376)	221,230,735
Affiliated issuers	297,275,532
Assets and liabilities in foreign currencies	510,393
Futures contracts	(4,408,839)
Total change in net unrealized appreciation (depreciation)		514,607,821
Net gain (loss)		692,924,568
Net increase (decrease) in net assets resulting from operations		$870,349,806
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$177,425,238	$372,948,535
Net realized gain (loss)	178,316,747	(429,459,615)
Change in net unrealized appreciation (depreciation)	514,607,821	(1,501,788,025)
Net increase (decrease) in net assets resulting from operations	870,349,806	(1,558,299,105)
Distributions to shareholders	-	(767,544,263)

Share transactions
Proceeds from sales of shares	995,085,869	2,127,444,820
Reinvestment of distributions	-	701,384,533
Cost of shares redeemed	(1,532,625,002)	(7,614,587,352)

Net increase (decrease) in net assets resulting from share transactions	(537,539,133)	(4,785,757,999)
Total increase (decrease) in net assets	332,810,673	(7,111,601,367)

Net Assets
Beginning of period	15,546,880,836	22,658,482,203
End of period	$15,879,691,509	$15,546,880,836

Other Information
Shares
Sold	90,498,228	206,337,946
Issued in reinvestment of distributions	-	66,242,351
Redeemed	(140,530,578)	(750,797,416)
Net increase (decrease)	(50,032,350)	(478,217,119)

Financial Highlights
Strategic Advisers® International Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.48	$11.55	$12.55	$9.93	$10.03	$11.43
Income from Investment Operations
Net investment income (loss) B,C	.12	.22	.24	.13	.20	.21
Net realized and unrealized gain (loss)	.48	(.83)	(.12)	2.71	.06	(.98)
Total from investment operations	.60	(.61)	.12	2.84	.26	(.77)
Distributions from net investment income	-	(.23)	(.26)	(.14)	(.22)	(.18)
Distributions from net realized gain	-	(.22)	(.86)	(.08)	(.14)	(.44)
Total distributions	-	(.46) D	(1.12)	(.22)	(.36)	(.63) D
Net asset value, end of period	$11.08	$10.48	$11.55	$12.55	$9.93	$10.03
Total Return E,F	5.73%	(5.30)%	.30%	28.99%	2.35%	(6.57)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I,J	.41%	.41%	.43%	.44%	.45%
Expenses net of fee waivers, if any	.16% I,J	.16%	.16%	.18%	.19%	.20%
Expenses net of all reductions	.16% I,J	.16%	.16%	.18%	.19%	.20%
Net investment income (loss)	2.25% I,J	2.16%	1.83%	1.25%	1.91%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$15,879,692	$15,546,881	$22,658,482	$19,800,311	$15,096,568	$15,904,961
Portfolio turnover rate K	31% I	25%	29%	41%	33%	39%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Strategic Advisers International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers International Fund	$266,008

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,650,458,860
Gross unrealized depreciation	(472,228,053)
Net unrealized appreciation (depreciation)	$3,178,230,807
Tax cost	$12,766,773,957

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(417,396,591)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers International Fund	2,332,846,960	2,611,090,822
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Arrowstreet Capital, Limited Partnership, Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Thompson, Siegel & Walmsley LLC, T. Rowe Price Associates, Inc., Wellington Management Company LLP and William Blair Investment Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors and Geode Capital Management, LLC, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Strategic Advisers International Fund	$ 10

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Strategic Advisers International Fund	51,539

6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers International Fund	$15,083

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers International Fund	$139,871	$ -	$-

9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2026. During the period, this waiver reduced the Fund's management fee by $19,750,880.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $10,046.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers International Fund
Fidelity Japan Fund	19%
Fidelity Japan Smaller Companies Fund	17%
Fidelity SAI International Low Volatility Index Fund	14%
Fidelity SAI International Momentum Index Fund	19%
Fidelity SAI International Small Cap Index Fund	13%
Fidelity SAI International Value Index Fund	11%
Fidelity SAI Japan Stock Index Fund	99%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Strategic Advisers® International Fund	.16%
Actual		$ 1,000	$ 1,057.30	$ .83
Hypothetical-B		$ 1,000	$ 1,024.33	$ .81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers International Fund

In March 2023, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the fee schedule for one investment mandate in the existing sub-advisory agreement among Strategic Advisers, FIAM LLC (the Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement became effective as of February 1, 2023 and will result in a lower fee at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2022 meeting.
The Board noted that it had approved the existing sub-advisory agreement with the Sub-Adviser at its September 2022 meeting and the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.
The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board also considered that the Amended Sub-Advisory Agreement will not change the fund's total management fee rate because Strategic Advisers has not allocated assets of the fund to the Sub-Adviser for this investment mandate at this time.
Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund is not expected to bear any additional expenses as a result of the Amended Sub-Advisory Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of New Sub-Advisory Agreement
Strategic Advisers International Fund

In June 2023, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve a new sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), Wellington Management Company LLP (New Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (New Sub-Advisory Agreement). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund. The Board noted its familiarity with the nature, extent and quality of services provided by the New Sub-Adviser to another Strategic Advisers fund with a different investment mandate which the Board approved at its December 2022 meeting, and that many of the same support staff, including compliance personnel, that currently provide services to the other Strategic Advisers fund will also provide services to the fund. The Board also took into consideration additional information regarding the new investment mandate provided by Strategic Advisers and the New Sub-Adviser.
Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and their respective investments in business continuity planning.
Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the New Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance.  The Board considered the historical investment performance of the New Sub-Adviser and its portfolio managers in managing accounts under a similar investment mandate.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to the New Sub-Adviser. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring the New Sub-Adviser.
The Board noted that the New Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board considered that after allocating assets to the New Sub-Adviser, the fund's management fee and total net expenses are each expected to increase slightly, but each is expected to continue to rank below the competitive peer group median reported in the June 2023 management contract renewal materials for the fund.
Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912867.113
SIT-SANN-1023

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	October 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 23, 2023